UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 17 of its series:

Wells Fargo Asset Allocation Fund, Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo Spectrum Income Allocation Fund, Wells Fargo Spectrum Growth Fund, Wells Fargo Spectrum Moderate Growth Fund, Wells Fargo Spectrum Conservative Growth Fund, and Wells Fargo Spectrum Aggressive Growth Fund.

Date of reporting period: November 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

November 30, 2020

Wells Fargo Asset Allocation Fund

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The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Asset Allocation Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Asset Allocation Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Asset Allocation Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Asset Allocation Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

Preparing for LIBOR Transition

The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021, which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.

The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.

Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.

While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.

Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Asset Allocation Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capitals Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Christian L. Chan, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (EAAFX)	7-29-1996	5.23	5.73	5.17	11.67	6.99	5.80	1.30	1.13

Class C (EACFX)	10-3-2002	11.32	6.47	5.14	12.32	6.47	5.14	2.05	1.88

Class R (EAXFX)	10-10-2003	–	–	–	12.00	6.84	5.59	1.55	1.38

Administrator Class (EAIFX)	10-3-2002	–	–	–	12.83	7.35	6.08	1.22	0.95

Institutional Class (EAAIX)[3]	11-30-2012	–	–	–	12.13	7.39	6.17	0.97	0.80

Asset Allocation Blended Index[4]	–	–	–	–	13.74	9.16	7.82	–	–

Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	7.28	4.34	3.71	–	–

MSCI ACWI ex USA Index (Net)[6]	–	–	–	–	9.52	7.38	5.16	–	–

Russell 3000® Index[7]	–	–	–	–	19.02	13.95	14.04	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Asset Allocation Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[8]

Wells Fargo Managed Fixed Income Portfolio	21.35

Wells Fargo Disciplined U.S. Core Fund Class R6	11.81

Wells Fargo Large Company Value Portfolio	10.16

Wells Fargo Diversified Large Cap Growth Portfolio	9.43

Wells Fargo Disciplined International Developed Markets Portfolio	8.82

Wells Fargo International Value Portfolio	6.54

Wells Fargo Core Bond Portfolio	5.98

Wells Fargo Real Return Portfolio	3.34

Wells Fargo Factor Enhanced International Equity Portfolio	3.28

Wells Fargo C&B Large Cap Value Portfolio	3.05

Allocations (%) as of November 30, 2020

	Neutral allocation	Effective allocation[9]

Bonds	35	34

Stocks	65	66

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.53% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through August 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.13% for Class A, 1.88% for Class C, 1.38% for Class R, 0.95% for Administrator Class and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had been included, returns for the Institutional Class shares would be higher.

[4]

Source: Wells Fargo Funds Management, LLC. The Asset Allocation Blended Index is composed of 45% of the Russell 3000®Index, 35% of the Bloomberg Barclays U.S. Aggregate Bond Index and 20% of the MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% of the MSCI ACWI Index (Net) and 35% of the Bloomberg Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

[5]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed. You cannot invest directly in an index.

[6]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. You cannot invest directly in an index.

[7]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[9]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such futures positions. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Asset Allocation Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,151.81	$5.66	1.05%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%

Class C

Actual	$1,000.00	$1,162.18	$9.76	1.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.04	$9.10	1.80%

Class R

Actual	$1,000.00	$1,155.90	$6.97	1.29%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%

Administrator Class

Actual	$1,000.00	$1,162.18	$4.72	0.87%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.41	0.87%

Institutional Class

Actual	$1,000.00	$1,153.56	$3.89	0.72%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.46	$3.65	0.72%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Asset Allocation Fund

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Exchange-Traded Funds: 5.74%
iShares Core S&P 500 ETF	148,900	$54,098,348
iShares Core U.S. Aggregate Bond ETF	170,772	20,222,820
The Industrial Select Sector SPDR Fund	325,466	28,650,772

Total Exchange-Traded Funds (Cost $97,605,461)		102,971,940

Investment Companies: 92.88%

Affiliated Master Portfolios: 78.40%
Wells Fargo C&B Large Cap Value Portfolio		54,641,270
Wells Fargo Core Bond Portfolio		107,361,305
Wells Fargo Disciplined International Developed Markets Portfolio		158,160,560
Wells Fargo Diversified Large Cap Growth Portfolio		169,266,542
Wells Fargo Emerging Growth Portfolio		20,620,718
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		23,916,906
Wells Fargo Factor Enhanced International Equity Portfolio		58,857,994
Wells Fargo International Value Portfolio		117,291,222
Wells Fargo Large Company Value Portfolio		182,266,646
Wells Fargo Managed Fixed Income Portfolio		383,123,784
Wells Fargo Real Return Portfolio		59,867,970
Wells Fargo Small Company Growth Portfolio		20,781,130
Wells Fargo Small Company Value Portfolio		50,421,280

		1,406,577,327

Affiliated Funds: 14.48%
Wells Fargo Disciplined U.S. Core Fund Class R6	10,173,577	211,813,879
Wells Fargo Emerging Markets Equity Fund Class R6	760,808	23,957,835
Wells Fargo Emerging Markets Equity Income Fund Class R6	2,068,777	24,018,497

		259,790,211

Total Investment Companies (Cost $1,401,140,010)		1,666,367,538

Total investments in securities (Cost $1,498,745,471)	98.62%	1,769,339,478

Other assets and liabilities, net	1.38	24,744,703

Total net assets	100.00%	$1,794,084,181

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Japanese Yen Futures	748	12-14-2020	$89,349,501	$89,633,775	$284,274	$0

E-Mini Nasdaq 100 Index	143	12-18-2020	34,354,197	35,112,220	758,023	0

E-Mini Russell 2000 Index	609	12-18-2020	53,024,388	55,422,045	2,397,657	0

IBEX 35 Index	780	12-18-2020	73,598,091	75,019,109	1,421,018	0

MSCI Emerging Markets Index	298	12-18-2020	17,550,762	17,914,270	363,508	0

Long Gilt Bonds	759	3-29-2021	135,555,600	135,781,633	226,033	0

Short

E-Mini S&P 500 Index	(295)	12-18-2020	(52,744,740)	(53,442,200)	0	(697,460)

Mini-DAX Futures Index	(903)	12-18-2020	(71,016,557)	(71,802,421)	0	(785,864)

Euro-Bund Futures	(529)	3-8-2021	(112,149,694)	(112,068,785)	80,909	0

					$5,531,422	$(1,483,324)

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  9

Portfolio of investments—November 30, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Values, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets	Shares, end of period	Dividends from affiliated Underlying Funds

Investment Companies
Affiliated Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	$178,014,521	$26,121,814	$(25,024,593)	$2,608,665	$30,093,472	$211,813,879		10,173,577	$0
Wells Fargo Emerging Markets Equity Fund Class R6	22,128,708	31,471	(4,481,799)	1,003,712	5,275,743	23,957,835		760,808	0
Wells Fargo Emerging Markets Equity Income Fund Class R6	21,561,691	472,043	(3,255,335)	144,749	5,095,349	24,018,497		2,068,777	440,572

				$3,757,126	$40,464,564	$259,790,211	14.48%		$440,572

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Asset Allocation Fund

Portfolio of investments—November 30, 2020 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	17.52%	16.37%	$1,693,561	$9,849,926	$0	$485,616	$683	$54,641,270
Wells Fargo Core Bond Portfolio	1.57	1.76	1,784,376	211,038	820,524	0	1,924	107,361,305
Wells Fargo Disciplined International Developed Markets Portfolio	81.81	81.89	28,298,722	(542,565)	1,563	1,570,745	222	158,160,560
Wells Fargo Diversified Large Cap Growth Portfolio	70.75	71.03	11,846,875	20,666,710	0	665,229	2,148	169,266,542
Wells Fargo Emerging Growth Portfolio	2.63	2.40	2,825,015	3,783,449	0	25,907	3,148	20,620,718
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	11.03	11.87	86,271	4,145,112	0	341,445	453	23,916,906
Wells Fargo Factor Enhanced International Equity Portfolio	0.00	8.54	1,512,813	5,114,927	0	487,405	352	58,857,994
Wells Fargo High Yield Corporate Bond Portfolio*	59.90	0.00	353,257	4,881,968	2,792,198	0	71	0
Wells Fargo International Value Portfolio	20.82	39.75	(23,842,103)	44,994,453	0	1,742,289	15,788	117,291,222
Wells Fargo Large Company Value Portfolio	76.13	76.06	30,601,299	2,197,247	127	1,760,403	904	182,266,646
Wells Fargo Managed Fixed Income Portfolio	82.04	82.49	1,845,545	7,028,161	5,777,812	0	5,664	383,123,784
Wells Fargo Real Return Portfolio	35.61	27.49	(57,085)	2,610,199	641,663	94,915	348	59,867,970
Wells Fargo Small Company Growth Portfolio	1.38	1.43	2,481,290	2,654,554	0	58,343	616	20,781,130
Wells Fargo Small Company Value Portfolio	11.31	10.95	47,453	11,563,003	0	490,656	3,149	50,421,280

			$59,477,289	$119,158,182	$10,033,887	$7,722,953	$35,470	$1,406,577,327	78.40%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  11

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $1,186,830,643)	$1,406,577,327
Investments in affiliated Underlying Funds, at value (cost $214,309,367)	259,790,211
Investments in unaffiliated securities, at value (cost $97,605,461)	102,971,940
Segregated cash for futures contracts	28,634,102
Cash	600,000
Receivable for investments sold	126,473
Receivable for Fund shares sold	525,269
Prepaid expenses and other assets	23,442

Total assets	1,799,248,764

Liabilities
Payable for Fund shares redeemed	1,689,946
Payable for daily variation margin on open futures contracts	2,117,238
Overdraft due to custodian bank	126,367
Management fee payable	321,531
Administration fees payable	285,968
Distribution fees payable	40,837
Shareholder servicing fees payable	310,988
Accrued expenses and other liabilities	271,708

Total liabilities	5,164,583

Total net assets	$1,794,084,181

Net assets consist of
Paid-in capital	$1,472,151,707
Total distributable earnings	321,932,474

Total net assets	$1,794,084,181

Computation of net asset value and offering price per share
Net assets – Class A	$1,457,289,149
Shares outstanding – Class A1	93,182,781
Net asset value per share – Class A	$15.64
Maximum offering price per share – Class A2	$16.59
Net assets – Class C	$60,280,776
Shares outstanding – Class C1	4,025,341
Net asset value per share – Class C	$14.98
Net assets – Class R	$3,291,378
Shares outstanding – Class R1	211,705
Net asset value per share – Class R	$15.55
Net assets – Administrator Class	$23,037,454
Shares outstanding – Administrator Class[1]	1,441,580
Net asset value per share – Administrator Class	$15.98
Net assets – Institutional Class	$250,185,424
Shares outstanding – Institutional Class[1]	15,934,840
Net asset value per share – Institutional Class	$15.70

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Asset Allocation Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios	$10,033,887
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $468,527)	7,722,953
Dividend from affiliated Underlying Funds	440,572
Dividends	101,587
Affiliated income allocated from affiliated Master Portfolios	35,470
Expenses allocated from affiliated Master Portfolios	(3,819,858)
Waivers allocated from affiliated Master Portfolios	357,997

Total investment income	14,872,608

Expenses
Management fee	2,401,811
Administration fees
Class A	1,435,488
Class C	101,870
Class R	4,339
Administrator Class	14,607
Institutional Class	156,709
Shareholder servicing fees
Class A	1,706,050
Class C	120,665
Class R	5,009
Administrator Class	27,756
Distribution fees
Class C	361,284
Class R	4,961
Custody and accounting fees	39,845
Professional fees	30,861
Registration fees	64,131
Shareholder report expenses	42,692
Trustees’ fees and expenses	9,776
Other fees and expenses	47,214

Total expenses	6,575,068
Less: Fee waivers and/or expense reimbursements
Fund-level	(968,348)
Class A	(1,351)
Class C	(53)
Administrator Class	(11,603)

Net expenses	5,593,713

Net investment income	9,278,895

Payment from affiliate	712,806

Realized and unrealized gains (losses) on investments
Net realized gains on
Securities transactions allocated from affiliated Master Portfolios	59,477,289
Affiliated Underlying Funds	3,757,126
Unaffiliated securities	89,464
Futures contracts	13,810,651

Net realized gains on investments	77,134,530

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	119,158,182
Affiliated Underlying Funds	40,464,564
Unaffiliated securities	5,366,479
Futures contracts	(6,725,220)

Net change in unrealized gains (losses) on investments	158,264,005

Net realized and unrealized gains (losses) on investments	235,398,535

Net increase in net assets resulting from operations	$245,390,236

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  13

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020[1]		Year ended April 30, 2020

Operations
Net investment income		$9,278,895		$1,669,038		$28,719,641
Payment from affiliate		712,806		0		0
Net realized gains on investments		77,134,530		1,279,058		2,140,519
Net change in unrealized gains (losses) on investments		158,264,005		53,264,308		(50,067,897)

Net increase (decrease) in net assets resulting from operations		245,390,236		56,212,404		(19,207,737)

Distributions to shareholders from net investment income and net realized gains
Class A		0		0		(21,696,851)
Class C		0		0		(1,880,323)
Class R		0		0		(65,870)
Administrator Class		0		0		(445,651)
Institutional Class		0		0		(5,062,752)

Total distributions to shareholders		0		0		(29,151,447)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	4,760,516	70,092,760	370,617	4,834,007	6,471,393	88,539,900
Class C	123,128	1,736,281	21,252	268,156	352,682	4,601,983
Class R	13,414	192,913	5,366	70,207	76,686	1,045,391
Administrator Class	35,813	529,908	2,868	37,874	82,695	1,128,405
Institutional Class	711,062	10,399,769	117,750	1,544,789	2,340,394	31,989,185

		82,951,631		6,755,033		127,304,864

Reinvestment of distributions
Class A	0	0	0	0	1,392,639	19,726,126
Class C	0	0	0	0	109,235	1,477,961
Class R	0	0	0	0	3,939	55,022
Administrator Class	0	0	0	0	27,855	400,275
Institutional Class	0	0	0	0	271,898	3,868,327

		0		0		25,527,711

Payment for shares redeemed
Class A	(6,450,532)	(94,032,355)	(1,082,884)	(14,222,900)	(21,422,317)	(290,340,362)
Class C	(5,173,574)	(73,203,427)	(487,279)	(6,097,311)	(9,169,334)	(119,930,791)
Class R	(122,309)	(1,764,566)	(152)	(1,986)	(335,021)	(4,480,311)
Administrator Class	(166,725)	(2,476,751)	(34,639)	(464,546)	(820,004)	(11,202,765)
Institutional Class	(1,803,170)	(26,316,483)	(404,103)	(5,323,366)	(8,379,750)	(112,607,902)

		(197,793,582)		(26,110,109)		(538,562,131)

Net decrease in net assets resulting from capital share transactions		(114,841,951)		(19,355,076)		(385,729,556)

Total increase (decrease) in net assets		130,548,285		36,857,328		(434,088,740)

Net assets
Beginning of period		1,663,535,896		1,626,678,568		2,060,767,308

End of period		$1,794,084,181		$1,663,535,896		$1,626,678,568

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020[1]	Year ended April 30
CLASS A			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.57	$13.12	$13.49	$14.33	$13.62	$12.71	$14.10
Net investment income (loss)	0.08 [2]	0.02	0.21 [2]	0.15 [2]	(0.12)	(0.09)	(0.11)
Payment from affiliate	0.00 [3]	0.00	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.99	0.43	(0.36)	0.04	1.08	1.20	(0.72)

Total from investment operations	2.07	0.45	(0.15)	0.19	0.96	1.11	(0.83)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	(0.06)	(0.25)	(0.20)	(0.37)
Net realized gains	0.00	0.00	(0.16)	(0.97)	0.00	0.00	(0.19)

Total distributions to shareholders	0.00	0.00	(0.22)	(1.03)	(0.25)	(0.20)	(0.56)
Net asset value, end of period	$15.64	$13.57	$13.12	$13.49	$14.33	$13.62	$12.71
Total return[4]	15.18%[5]	3.43%	(1.26)%	1.96%	7.01%	8.86%	(5.78)%
Ratios to average net assets (annualized)
Gross expenses	1.16%[6]	1.21%[6]	1.22%[6]	1.18%[6,7]	0.82%[7]	0.80%[7]	0.82%[7]
Net expenses	1.05%[6]	1.05%[6]	1.05%[6]	1.04%[6,7]	0.82%[7]	0.80%[7]	0.82%[7]
Net investment income (loss)	1.06%[6]	1.22%[6]	1.54%[6]	1.08%[6,7]	(0.82)%[7]	(0.80)%[7]	(0.82)%[7]
Supplemental data
Portfolio turnover rate	68%[8]	13%[8]	109%[8]	189%[8]	0%[9]	0%[9]	1%[9]
Net assets, end of period (000s omitted)	$1,457,289	$1,287,856	$1,253,699	$1,472,484	$1,348,107	$1,413,776	$1,578,517

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]

During the six months ended November 30, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.

[6]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.40%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.40%

[7]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.

[8]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[9]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020[1]	Year ended April 30
CLASS C			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.01	$12.58	$12.99	$13.87	$13.17	$12.28	$13.61
Net investment income (loss)	0.02 [2]	0.01 [2]	0.11 [2]	0.03 [2]	(0.22)[2]	(0.19)[2]	(0.20)[2]
Payment from affiliate	0.13	0.00	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.82	0.42	(0.36)	0.06	1.03	1.18	(0.69)

Total from investment operations	1.97	0.43	(0.25)	0.09	0.81	0.99	(0.89)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.11)	(0.10)	(0.25)
Net realized gains	0.00	0.00	(0.16)	(0.97)	0.00	0.00	(0.19)

Total distributions to shareholders	0.00	0.00	(0.16)	(0.97)	(0.11)	(0.10)	(0.44)
Net asset value, end of period	$14.98	$13.01	$12.58	$12.99	$13.87	$13.17	$12.28
Total return[3]	15.14%[4]	3.42%	(2.02)%	1.21%	6.16%	8.08%	(6.48)%
Ratios to average net assets (annualized)
Gross expenses	1.91%[5]	1.96%[5]	1.97%[5]	1.92%[5,6]	1.57%[6]	1.55%[6]	1.57%[6]
Net expenses	1.80%[5]	1.79%[5]	1.80%[5]	1.78%[5,6]	1.57%[6]	1.55%[6]	1.57%[6]
Net investment income (loss)	0.34%[5]	0.47%[5]	0.82%[5]	0.23%[5,6]	(1.57)%[6]	(1.55)%[6]	(1.57)%[6]
Supplemental data
Portfolio turnover rate	68%[7]	13%[7]	109%[7]	189%[7]	0%[8]	0%[8]	1%[8]
Net assets, end of period (000s omitted)	$60,281	$118,081	$120,029	$237,096	$905,336	$1,232,098	$1,561,695

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]

During the six months ended November 30, 2020, the Fund received a payment from an affiliate which had a 1.01% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.

[5]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.40%
Year ended May 31, 2020[1]	0.44%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.38%

[6]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[7]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020[1]	Year ended April 30
CLASS R			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.47	$13.02	$13.37	$14.20	$13.49	$12.58	$13.95
Net investment income (loss)	0.06 [2]	0.01 [2]	0.18 [2]	0.11 [2]	(0.15)[2]	(0.13)[2]	(0.14)[2]
Payment from affiliate	0.06	0.00	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.96	0.44	(0.37)	0.05	1.05	1.21	(0.71)

Total from investment operations	2.08	0.45	0.19	0.16	0.90	1.08	(0.85)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	(0.19)	(0.17)	(0.33)
Net realized gains	0.00	0.00	(0.16)	(0.97)	0.00	0.00	(0.19)

Total distributions to shareholders	0.00	0.00	(0.16)	(0.99)	(0.19)	(0.17)	(0.52)
Net asset value, end of period	$15.55	$13.47	$13.02	$13.37	$14.20	$13.49	$12.58
Total return[3]	15.59%[4]	3.46%	(1.51)%	1.73%	6.70%	8.64%	(6.02)%
Ratios to average net assets (annualized)
Gross expenses	1.40%[5]	1.44%[5]	1.47%[5]	1.42%[5,6]	1.06%[6]	1.05%[6]	1.06%[6]
Net expenses	1.29%[5]	1.27%[5]	1.30%[5]	1.29%[5,6]	1.06%[6]	1.05%[6]	1.06%[6]
Net investment income (loss)	0.84%[5]	0.99%[5]	1.32%[5]	0.77%[5,6]	(1.06)%[6]	(1.05)%[6]	(1.06)%[6]
Supplemental data
Portfolio turnover rate	68%[7]	13%[7]	109%[7]	189%[7]	0%[8]	0%[8]	1%[8]
Net assets, end of period (000s omitted)	$3,291	$4,318	$4,106	$7,619	$15,658	$20,244	$24,122

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]

During the six months ended November 30, 2020, the Fund received a payment from an affiliate which had a 0.47% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.

[5]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.40%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.39%

[6]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[7]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020[1]	Year ended April 30
ADMINISTRATOR CLASS			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.75	$13.29	$13.66	$14.49	$13.78	$12.84	$14.23
Net investment income (loss)	0.09 [2]	0.02 [2]	0.24 [2]	0.16 [2]	(0.09)[2]	(0.08)[2]	(0.09)[2]
Payment from affiliate	0.12	0.00	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	2.02	0.44	(0.37)	0.06	1.07	1.24	(0.73)

Total from investment operations	2.23	0.46	(0.13)	0.22	0.98	1.16	(0.82)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.08)	(0.08)	(0.27)	(0.22)	(0.38)
Net realized gains	0.00	0.00	(0.16)	(0.97)	0.00	0.00	(0.19)

Total distributions to shareholders	0.00	0.00	(0.24)	(1.05)	(0.27)	(0.22)	(0.57)
Net asset value, end of period	$15.98	$13.75	$13.29	$13.66	$14.49	$13.78	$12.84
Total return[3]	16.22%[4]	3.46%	(1.08)%	2.18%	7.10%	9.14%	(5.69)%
Ratios to average net assets (annualized)
Gross expenses	1.08%[5]	1.13%[5]	1.14%[5]	1.08%[5,6]	0.73%[6]	0.72%[6]	0.71%[6]
Net expenses	0.87%[5]	0.86%[5]	0.86%[5]	0.86%[5,6]	0.64%[6]	0.64%[6]	0.64%[6]
Net investment income (loss)	1.25%[5]	1.40%[5]	1.74%[5]	1.17%[5,6]	(0.64)%[6]	(0.64)%[6]	(0.64)%[6]
Supplemental data
Portfolio turnover rate	68%[7]	13%[7]	109%[7]	189%[7]	0%[8]	0%[8]	1%[8]
Net assets, end of period (000s omitted)	$23,037	$21,628	$21,316	$31,610	$69,607	$92,600	$157,303

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]

During the six months ended November 30, 2020, the Fund received a payment from an affiliate which had a 0.87% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.

[5]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.40%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.44%
Year ended April 30, 2019	0.38%

[6]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.

[7]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020[1]	Year ended April 30
INSTITUTIONAL CLASS			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.61	$13.14	$13.52	$14.36	$13.66	$12.74	$14.15
Net investment income (loss)	0.11	0.02	0.26 [2]	0.19 [2]	(0.06)[2]	(0.06)[2]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	1.98	0.45	(0.38)	0.05	1.06	1.23	(0.72)

Total from investment operations	2.09	0.47	(0.12)	0.24	1.00	1.17	(0.78)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.10)	(0.11)	(0.30)	(0.25)	(0.44)
Net realized gains	0.00	0.00	(0.16)	(0.97)	0.00	0.00	(0.19)

Total distributions to shareholders	0.00	0.00	(0.26)	(1.08)	(0.30)	(0.25)	(0.63)
Net asset value, end of period	$15.70	$13.61	$13.14	$13.52	$14.36	$13.66	$12.74
Total return[3]	15.36%	3.58%	(1.01)%	2.39%	7.33%	9.34%	(5.44)%
Ratios to average net assets (annualized)
Gross expenses	0.83%[4]	0.88%[4]	0.89%[4]	0.84%[4,5]	0.49%[5]	0.47%[5]	0.47%[5]
Net expenses	0.72%[4]	0.72%[4]	0.72%[4]	0.69%[4,5]	0.44%[5]	0.44%[5]	0.44%[5]
Net investment income (loss)	1.39%[4]	1.55%[4]	1.88%[4]	1.34%[4,5]	(0.44)%[5]	(0.44)%[5]	(0.44)%[5]
Supplemental data
Portfolio turnover rate	68%[6]	13%[6]	109%[6]	189%[6]	0%[7]	0%[7]	1%[7]
Net assets, end of period (000s omitted)	$250,185	$231,652	$227,529	$311,958	$572,803	$672,544	$787,484

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 30, 2020.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.40%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.38%

[5]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.

[6]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[7]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Fund Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject

20  |  Wells Fargo Asset Allocation Fund

Notes to financial statements (unaudited)

to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolios are recorded on a trade basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses, and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $1,498,746,627 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$276,124,273

Gross unrealized losses	(1,483,324)

Net unrealized gains	$274,640,949

Capital loss carryforwards available to offset future net realized capital gains were as follows:

	Short-term	Long-term

For the period from May 1, 2020 to May 31, 2020	$(24,218,326)	$(8,518,149)

Year ended April 30, 2020	(29,338,312)	0

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Wells Fargo Asset Allocation Fund  |  21

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Exchange-traded funds	$102,971,940	$0	$0	$102,971,940

Investment companies	259,790,211	0	0	259,790,211

Investments measured at net asset value*				1,406,577,327

	362,762,151	0	0	1,769,339,478

Futures contracts	5,531,422	0	0	5,531,422

Total assets	$368,293,573	$0	$0	$1,774,870,900

Liabilities

Futures contracts	$1,483,324	$0	$0	$1,483,324

Total liabilities	$1,483,324	$0	$0	$1,483,324

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in affiliated Master Portfolios are valued at $1,406,577,327. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

22  |  Wells Fargo Asset Allocation Fund

Notes to financial statements (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation

Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo International Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

4. TRANSACTIONS WITH AFFILIATES

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.30%

Next $500 million	0.28

Next $2 billion	0.26

Next $2 billion	0.24

Next $5 billion	0.23

Over $10 billion	0.22

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Wells Fargo Asset Allocation Fund  |  23

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Administrator Class , Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through August 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.13% for Class A shares, 1.88% for Class C shares, 1.38% for Class R shares, 0.95% for Administrator Class shares, and 0.80% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $8,883 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Other transactions

On August 14, 2020, Class A, Class C, Class R, and Administration Class of the Fund were reimbursed by Funds Management in the amount of $2,100, $525,311, $13,410 and $171,985, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing in multiple affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sale of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$276,464,135	$866,840,700	$235,775,829	$1,065,494,942

24  |  Wells Fargo Asset Allocation Fund

Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2020 the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with its asset allocation strategy. The Fund had an average notional amount of $124,821,545 in long futures contracts and $116,703,062 in short futures contracts during the six months ended November 30, 2020.

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2020 by risk type was as follows for the Fund:

	Asset derivatives			Liability derivatives

	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value

Equity contracts	Unrealized gains on futures contracts	$4,940,206	*	Unrealized losses on futures contracts	$1,483,324	*

Foreign currency risk	Unrealized gains on futures contracts	284,274	*	Unrealized losses on futures contracts	0	*

Interest risk	Unrealized gains on futures contracts	306,942	*	Unrealized losses on futures contracts	0	*

		$5,531,422			$1,483,324

*

Amount represents cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2020 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2020 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$17,229,060	$(8,055,139)

Foreign currency risk	(4,256,183)	1,022,977

Interest risk	837,774	306,942

	13,810,651	(6,725,220)

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Wells Fargo Asset Allocation Fund  |  25

Notes to financial statements (unaudited)

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Wells Fargo Asset Allocation Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Asset Allocation Fund  |  27

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Wells Fargo Asset Allocation Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Asset Allocation Fund  |  29

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

[1]	Jeremy DePalma acts as Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

30  |  Wells Fargo Asset Allocation Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Asset Allocation Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo Asset Allocation Fund  |  31

Other information (unaudited)

Fund Investment Performance and Expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for the three-, five- and ten-year periods ended March 31, 2020, but higher than the average investment performance of the Universe for the one-year period ended March 31, 2020. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Asset Allocation Blended Index, for all periods ended December 31, 2019. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Asset Allocation Blended Index, for all periods ended March 31, 2020.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment Management and Sub-Advisory Fee Rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than the sum of these average rates for the Fund’s expense Groups for all share classes. However, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for all share classes. The Board also noted that the Fund’s expense caps for all share classes were lowered in 2018.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and

32  |  Wells Fargo Asset Allocation Fund

Other information (unaudited)

other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of Scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Asset Allocation Fund  |  33

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00725 01-20

SA224/SAR224 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo Growth Balanced Fund

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Growth Balanced Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Growth Balanced Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Growth Balanced Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Growth Balanced Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

Preparing for LIBOR Transition

The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021, which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.

The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.

Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.

While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.

Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Growth Balanced Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Christian L. Chan, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFGBX)	10-14-1998	5.21	6.75	8.31	11.63	8.02	8.96	1.41	1.13

Class C (WFGWX)	10-1-1998	9.95	7.24	8.16	10.95	7.24	8.16	2.16	1.88

Administrator Class (NVGBX)	11-11-1994	–	–	–	11.91	8.27	9.22	1.33	0.95

Growth Balanced Blended Index[3]	–	–	–	–	13.74	9.53	9.53	–	–

Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	7.28	4.34	3.71	–	–

MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	9.52	7.38	5.16	–	–

Russell 3000® Index[6]	–	–	–	–	19.02	13.95	14.04	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund is exposed to foreign investment risk, mortgage and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Growth Balanced Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[7]

Wells Fargo Managed Fixed Income Portfolio	20.84

Wells Fargo Large Company Value Portfolio	10.16

Wells Fargo Diversified Large Cap Growth Portfolio	9.40

Wells Fargo Disciplined International Developed Markets Portfolio	8.81

Wells Fargo International Value Portfolio	6.54

Wells Fargo Core Bond Portfolio	6.47

Wells Fargo Real Return Portfolio	3.33

Wells Fargo Factor Enhanced International Equity Portfolio	3.28

Wells Fargo C&B Large Cap Value Portfolio	3.05

Wells Fargo Small Company Value Portfolio	2.82

Allocations (%) as of November 30, 2020

	Neutral allocation	Effective allocation[8]

Stocks	65	67

Bonds	35	33

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.54% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.13% for Class A, 1.88% for Class C, and 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Source: Wells Fargo Funds Management, LLC. The Growth Balanced Blended Index is composed of 45% of the Russell 3000® Index, 35% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 20% of the MSCI ACWI ex USA Index (Net). Prior to November 30, 2017, the Growth Balanced Blended Index was composed 35% of the Bloomberg Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Growth Index, 16.25% of the Russell 1000® Value Index, 16.25% of the S&P 500 Index, 9.75% of the MSCI EAFE Index (Net), and 6.50% of the Russell 2000® Index. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[8]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such futures positions. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Growth Balanced Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,151.09	$5.66	1.05%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%

Class C

Actual	$1,000.00	$1,148.46	$9.69	1.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.04	$9.10	1.80%

Administrator Class

Actual	$1,000.00	$1,152.83	$4.64	0.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36	0.86%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Growth Balanced Fund

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Exchange-Traded Funds: 5.74%
iShares Core S&P 500 ETF	18,140	$6,590,625
iShares Core U.S. Aggregate Bond ETF	20,757	2,458,044
The Industrial Select Sector SPDR Fund	39,815	3,504,918

Total Exchange-Traded Funds (Cost $11,870,348)		12,553,587

Investment Companies: 92.81%

Affiliated Master Portfolios: 78.35%
Wells Fargo C&B Large Cap Value Portfolio		6,676,323
Wells Fargo Core Bond Portfolio		14,161,772
Wells Fargo Disciplined International Developed Markets Portfolio		19,271,535
Wells Fargo Diversified Large Cap Growth Portfolio		20,558,198
Wells Fargo Emerging Growth Portfolio		2,509,346
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		2,911,307
Wells Fargo Factor Enhanced International Equity Portfolio		7,172,811
Wells Fargo International Value Portfolio		14,313,156
Wells Fargo Large Company Value Portfolio		22,226,733
Wells Fargo Managed Fixed Income Portfolio		45,589,025
Wells Fargo Real Return Portfolio		7,292,961
Wells Fargo Small Company Growth Portfolio		2,531,973
Wells Fargo Small Company Value Portfolio		6,172,378

		171,387,518

Affiliated Funds: 14.46%
Wells Fargo Disciplined U.S. Core Fund Class R6	1,238,731	25,790,387
Wells Fargo Emerging Markets Equity Fund Class R6	92,769	2,921,311
Wells Fargo Emerging Markets Equity Income Fund Class R6	252,424	2,930,643

		31,642,341

Total Investment Companies (Cost $158,179,319)		203,029,859

Total investments in securities (Cost $170,049,667)	98.55%	215,583,446

Other assets and liabilities, net	1.45	3,173,411

Total net assets	100.00%	$218,756,857

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Balanced Fund  |  9

Portfolio of investments—November 30, 2020 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Japanese Yen Futures	91	12-14-2020	$10,870,061	$10,904,644	$34,583	$0

E-Mini Nasdaq 100 Index	17	12-18-2020	4,084,065	4,174,180	90,115	0

E-Mini Russell 2000 Index	74	12-18-2020	6,443,029	6,734,370	291,341	0

IBEX 35 Index	95	12-18-2020	8,963,692	9,136,943	173,251	0

MSCI Emerging Markets Index	36	12-18-2020	2,120,226	2,164,140	43,914	0

Long Gilt Bonds	92	3-29-2021	16,430,982	16,458,380	27,398	0

Short

Euro-Bund Futures	(64)	12-8-2020	(13,568,205)	(13,558,416)	9,789	0

E-Mini S&P 500 Index	(36)	12-18-2020	(6,436,646)	(6,521,760)	0	(85,114)

Mini-DAX Futures Index	(110)	12-18-2020	(8,650,901)	(8,746,696)	0	(95,795)

					$670,391	$(180,909)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets	Shares, end of the period	Dividend from affiliated Underlying Funds

Investment Companies
Affiliated Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	$22,208,533	$3,439,215	$(3,892,265)	$203,049	$3,831,855	$25,790,387		1,238,731	$0
Wells Fargo Emerging Markets Equity Fund Class R6	2,760,102	15,755	(634,235)	137,195	642,494	2,921,311		92,769	0
Wells Fargo Emerging Markets Equity Income Fund Class R6	2,689,475	69,998	(476,761)	18,292	629,639	2,930,643		252,424	73,364

				$358,536	$5,103,988	$31,642,341	14.46%		$73,364

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Growth Balanced Fund

Portfolio of investments—November 30, 2020 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliates Master Portfolios	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	2.20%	2.00%	$204,448	$1,214,708	$0	$59,063	$75	$6,676,323
Wells Fargo Core Bond Portfolio	0.23	0.23	245,947	50,245	113,370	0	252	14,161,772
Wells Fargo Disciplined International Developed Markets Portfolio	10.20	9.98	3,539,101	(109,340)	0	190,002	2	19,271,535
Wells Fargo Diversified Large Cap Growth Portfolio	8.84	8.63	1,431,238	2,562,757	0	78,643	227	20,558,198
Wells Fargo Emerging Growth Portfolio	0.33	0.29	343,843	464,829	0	2,868	372	2,509,346
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.38	1.44	(26,871)	581,661	0	42,185	17	2,911,307
Wells Fargo Factor Enhanced International Equity Portfolio	0.00	1.04	130,410	635,361	0	58,942	33	7,172,811
Wells Fargo High Yield Corporate Bond Portfolio *	7.51	0.00	43,029	554,637	350,669	0	57	0
Wells Fargo International Value Portfolio	2.59	4.85	(2,998,603)	5,621,623	6,421	212,656	1,896	14,313,156
Wells Fargo Large Company Value Portfolio	9.50	9.28	3,613,379	263,376	16	206,703	145	22,226,733
Wells Fargo Managed Fixed Income Portfolio	9.86	9.82	214,687	851,435	686,685	0	618	45,589,025
Wells Fargo Real Return Portfolio	4.38	3.35	(8,299)	322,425	78,069	10,817	32	7,292,961
Wells Fargo Small Company Growth Portfolio	0.17	0.17	301,679	326,298	0	6,785	71	2,531,973
Wells Fargo Small Company Value Portfolio	1.43	1.34	7,275	1,421,832	0	59,874	372	6,172,378

			$7,041,263	$14,761,847	$1,235,230	$928,538	$4,169	$171,387,518	78.35%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Balanced Fund  |  11

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $132,268,352)	$171,387,518
Investments in affiliated Underlying Funds, at value (cost $25,910,967)	31,642,341
Investments in unaffiliated securities, at value (cost $11,870,348)	12,553,587
Segregated cash for futures contracts	3,472,894
Cash	112,000
Receivable for Fund shares sold	77,180
Prepaid expenses and other assets	8,553

Total assets	219,254,073

Liabilities
Payable for daily variation margin on open futures contracts	257,221
Payable for Fund shares redeemed	50,042
Management fee payable	8,103
Administration fees payable	28,408
Distribution fee payable	5,780
Shareholder report expenses payable	66,352
Shareholder servicing fees payable	44,023
Professional fees payable	18,845
Trustees’ fees and expenses payable	1,052
Accrued expenses and other liabilities	17,390

Total liabilities	497,216

Total net assets	$218,756,857

Net assets consist of
Paid-in capital	$164,478,585
Total distributable earnings	54,278,272

Total net assets	$218,756,857

Computation of net asset value and offering price per share
Net assets – Class A	$76,106,893
Shares outstanding – Class A1	1,426,567
Net asset value per share – Class A	$53.35
Maximum offering price per share – Class A2	$56.60
Net assets – Class C	$9,381,249
Shares outstanding – Class C1	205,421
Net asset value per share – Class C	$45.67
Net assets – Administrator Class	$133,268,715
Shares outstanding – Administrator Class[1]	2,831,879
Net asset value per share – Administrator Class	$47.06

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Growth Balanced Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $133)	$1,235,230
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $57,708)	928,538
Dividends from affiliated Underlying Funds	73,364
Affiliated income allocated from affiliated Master Portfolios	4,169
Dividends	19,121
Expenses allocated from affiliated Master Portfolios	(469,529)
Waivers allocated from affiliated Master Portfolios	43,704

Total investment income	1,834,597

Expenses
Management fee	320,193
Administration fees
Class A	75,954
Class C	10,326
Administrator Class	85,339
Shareholder servicing fees
Class A	90,328
Class C	12,271
Administrator Class	163,511
Distribution fee
Class C	36,813
Custody and accounting fees	5,280
Professional fees	17,001
Registration fees	38,606
Shareholder report expenses	34,377
Trustees’ fees and expenses	11,029
Other fees and expenses	12,344

Total expenses	913,372
Less: Fee waivers and/or expense reimbursements
Fund-level	(227,912)
Class A	(1,045)
Administrator Class	(72,737)

Net expenses	611,678

Net investment income	1,222,919

Realized and unrealized gains (losses) on investments
Net realized gains on
Securities transactions allocated from affiliated Master Portfolios	7,041,263
Affiliated Underlying Funds	358,536
Unaffiliated securities	39,409
Futures contracts	1,894,017

Net realized gains on investments	9,333,225

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	14,761,847
Affiliated Underlying Funds	5,103,988
Unaffiliated securities	683,239
Futures contracts	(817,389)

Net change in unrealized gains (losses) on investments	19,731,685

Net realized and unrealized gains (losses) on investments	29,064,910

Net increase in net assets resulting from operations	$30,287,829

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Balanced Fund  |  13

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$1,222,919		$3,165,071
Net realized gains on investments		9,333,225		2,965,059
Net change in unrealized gains (losses) on investments		19,731,685		5,591,889

Net increase in net assets resulting from operations		30,287,829		11,722,019

Distributions to shareholders from net investment income and net realized gains
Class A		0		(1,899,671)
Class C		0		(252,329)
Administrator Class		0		(4,326,341)

Total distributions to shareholders		0		(6,478,341)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	52,441	2,609,960	130,896	6,205,787
Class C	4,798	201,659	38,064	1,521,837
Administrator Class	64,805	2,820,369	252,894	10,053,081

		5,631,988		17,780,705

Reinvestment of distributions
Class A	0	0	38,579	1,874,625
Class C	0	0	5,569	231,803
Administrator Class	0	0	100,724	4,319,406

		0		6,425,834

Payment for shares redeemed
Class A	(106,092)	(5,264,671)	(213,827)	(9,907,481)
Class C	(53,272)	(2,271,840)	(83,327)	(3,328,464)
Administrator Class	(405,385)	(17,846,280)	(656,994)	(27,048,981)

		(25,382,791)		(40,284,926)

Net decrease in net assets resulting from capital share transactions		(19,750,803)		(16,078,387)

Total increase (decrease) in net assets		10,537,026		(10,834,709)

Net assets
Beginning of period		208,219,831		219,054,540

End of period		$218,756,857		$208,219,831

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Growth Balanced Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$46.33	$45.15	$47.12	$43.91	$39.99	$40.80
Net investment income	0.25	0.65 [1]	0.72 [1]	0.53	0.41	0.46
Net realized and unrealized gains (losses) on investments	6.77	1.80	(0.60)	3.13	3.93	(0.94)

Total from investment operations	7.02	2.45	0.12	3.66	4.34	(0.48)
Distributions to shareholders from
Net investment income	0.00	(0.47)	(1.26)	(0.45)	(0.42)	(0.33)
Net realized gains	0.00	(0.80)	(0.83)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(1.27)	(2.09)	(0.45)	(0.42)	(0.33)
Net asset value, end of period	$53.35	$46.33	$45.15	$47.12	$43.91	$39.99
Total return[2]	15.11%	5.31%	0.53%	8.34%	10.93%	(1.14)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.27%	1.32%	1.33%	1.35%	1.34%	1.35%
Net expenses[3]	1.05%	1.04%	1.07%	1.17%	1.20%	1.20%
Net investment income[3]	1.06%	1.40%	1.55%	1.27%	1.10%	1.10%
Supplemental data
Portfolio turnover rate[4]	69%	116%	149%	114%	114%	79%
Net assets, end of period (000s omitted)	$76,107	$68,581	$68,832	$62,473	$65,514	$65,866

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.40%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.47%
Year ended May 31, 2018	0.51%
Year ended May 31, 2017	0.50%
Year ended May 31, 2016	0.51%

[4]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Balanced Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$39.81	$38.95	$40.86	$38.14	$34.82	$35.63
Net investment income	0.07 [1]	0.26 [1]	0.37 [1]	0.14	0.13 [1]	0.12
Net realized and unrealized gains (losses) on investments	5.79	1.54	(0.56)	2.74	3.38	(0.79)

Total from investment operations	5.86	1.80	(0.19)	2.88	3.51	(0.67)
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.89)	(0.16)	(0.19)	(0.14)
Net realized gains	0.00	(0.80)	(0.83)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.94)	(1.72)	(0.16)	(0.19)	(0.14)
Net asset value, end of period	$45.67	$39.81	$38.95	$40.86	$38.14	$34.82
Total return[2]	14.85%	4.52%	(0.23)%	7.55%	10.10%	(1.88)%
Ratios to average net assets (annualized)
Gross expenses[3]	2.02%	2.07%	2.08%	2.10%	2.09%	2.10%
Net expenses[3]	1.80%	1.79%	1.82%	1.92%	1.95%	1.95%
Net investment income[3]	0.31%	0.64%	0.93%	0.52%	0.35%	0.36%
Supplemental data
Portfolio turnover rate[4]	69%	116%	149%	114%	114%	79%
Net assets, end of period (000s omitted)	$9,381	$10,108	$11,434	$16,649	$16,463	$16,225

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.40%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.48%
Year ended May 31, 2018	0.51%
Year ended May 31, 2017	0.50%
Year ended May 31, 2016	0.50%

[4]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Growth Balanced Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$40.83	$39.93	$42.04	$39.22	$35.78	$36.54
Net investment income	0.41	0.84	1.05	0.75	0.50 [1]	0.49
Net realized and unrealized gains (losses) on investments	5.82	1.41	(0.90)	2.63	3.47	(0.82)

Total from investment operations	6.23	2.25	0.15	3.38	3.97	(0.33)
Distributions to shareholders from
Net investment income	0.00	(0.55)	(1.43)	(0.56)	(0.53)	(0.43)
Net realized gains	0.00	(0.80)	(0.83)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(1.35)	(2.26)	(0.56)	(0.53)	(0.43)
Net asset value, end of period	$47.06	$40.83	$39.93	$42.04	$39.22	$35.78
Total return[2]	15.28%	5.51%	0.70%	8.63%	11.19%	(0.86)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.19%	1.24%	1.25%	1.27%	1.26%	1.27%
Net expenses[3]	0.86%	0.86%	0.89%	0.92%	0.95%	0.95%
Net investment income[3]	1.25%	1.57%	1.72%	1.51%	1.34%	1.35%
Supplemental data
Portfolio turnover rate[4]	69%	116%	149%	114%	114%	79%
Net assets, end of period (000s omitted)	$133,269	$129,531	$138,788	$157,889	$162,693	$175,715

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.40%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.47%
Year ended May 31, 2018	0.51%
Year ended May 31, 2017	0.50%
Year ended May 31, 2016	0.50%

[4]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Balanced Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Growth Balanced Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is

18  |  Wells Fargo Growth Balanced Fund

Notes to financial statements (unaudited)

subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolios are recorded on a trade basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $173,434,563 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$42,638,365

Gross unrealized losses	0

Net unrealized gains	$42,638,365

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to

Wells Fargo Growth Balanced Fund  |  19

Notes to financial statements (unaudited)

unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Exchange-traded funds	$12,553,587	$0	$0	$12,553,587

Investment companies	31,642,341	0	0	31,642,341

Investments measured at net asset value*				171,387,518

	44,195,928	0	0	215,583,446

Futures contracts	670,391	0	0	670,391

Total assets	$44,866,319	$0	$0	$216,253,837

Liabilities

Futures contracts	$180,909	$0	$0	$180,909

Total liabilities	$180,909	$0	$0	$180,909

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in affiliated Master Portfolios are valued at $171,387,518. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

20  |  Wells Fargo Growth Balanced Fund

Notes to financial statements (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation

Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo International Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.30%

Next $500 million	0.28

Next $2 billion	0.26

Next $2 billion	0.24

Next $5 billion	0.23

Over $10 billion	0.22

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Wells Fargo Growth Balanced Fund  |  21

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.13% for Class A shares, 1.88% for Class C shares, and 0.95% for Administrator Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $2,809 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing in multiple affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sale of those securities. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$35,711,148	$92,717,246	$30,738,910	$133,642,990

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2020, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with its asset allocation strategy. The Fund had an average notional amount of $15,300,247 in long futures contracts and $14,358,161 in short futures contracts during the six months ended November 30, 2020.

22  |  Wells Fargo Growth Balanced Fund

Notes to financial statements (unaudited)

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2020 by risk type was as follows for the Fund:

	Asset derivatives			Liability derivatives

	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value

Equity risk	Unrealized gains on futures contracts	$598,621	*	Unrealized losses on futures contracts	$(180,909	)*

Interest rate risk	Unrealized gains on futures contracts	37,187	*	Unrealized losses on futures contracts	0	*

Foreign currency risk	Unrealized gains on futures contracts	34,583	*	Unrealized losses on futures contracts	0	*

		$670,391			$(180,909)

*

Amount represents cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2019 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2020 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$2,318,902	$(981,101)

Interest rate risk	102,850	37,187

Foreign currency risk	(527,735)	126,525

	$1,894,017	$(817,389)

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

Wells Fargo Growth Balanced Fund  |  23

Notes to financial statements (unaudited)

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

24  |  Wells Fargo Growth Balanced Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Growth Balanced Fund  |  25

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Wells Fargo Growth Balanced Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Growth Balanced Fund  |  27

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

[1]	Jeremy DePalma acts as Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

28  |  Wells Fargo Growth Balanced Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00726 01-20

SA278/SAR278 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo Moderate Balanced Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Moderate Balanced Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Moderate Balanced Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Moderate Balanced Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Moderate Balanced Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

Preparing for LIBOR Transition

The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021, which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.

The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.

Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.

While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.

Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Moderate Balanced Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Christian L. Chan, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFMAX)	1-30-2004	3.48	5.26	6.31	9.79	6.51	6.95	1.36	1.15

Class C (WFBCX)	1-30-2004	8.14	5.74	6.16	9.14	5.74	6.16	2.11	1.90

Administrator Class (NVMBX)	11-11-1994	–	–	–	10.26	6.81	7.22	1.28	0.90

Institutional Class (WFMYX)[3]	7-31-2018	–	–	–	10.20	6.83	7.23	1.03	0.80

Moderate Balanced Blended Index[4]	–	–	–	–	10.65	7.44	7.05	–	–

Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	7.28	4.34	3.71	–	–

Bloomberg Barclays U.S. Short Treasury 9-12 Months Index[6]	–	–	–	–	1.86	1.59	0.93	–	–

MSCI EAFE Index (Net)[7]	–	–	–	–	6.37	6.19	5.85	–	–

Russell 1000® Growth Index[8]	–	–	–	–	36.40	19.56	17.31	–	–

Russell 1000® Value Index[9]	–	–	–	–	1.72	8.44	10.93	–	–

Russell 2000® Index[10]	–	–	–	–	13.59	10.25	11.13	–	–

S&P 500 Index[11]	–	–	–	–	17.46	13.99	14.19	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Moderate Balanced Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[12]

Wells Fargo Managed Fixed Income Portfolio	28.56

Wells Fargo Conservative Income Fund Institutional Class	14.75

Wells Fargo Core Bond Portfolio	8.33

Wells Fargo Disciplined Large Cap Portfolio	7.39

Wells Fargo Diversified Large Cap Growth Portfolio	6.92

Wells Fargo Large Company Value Portfolio	6.78

Wells Fargo Real Return Portfolio	4.40

Wells Fargo C&B Large Cap Value Portfolio	3.42

Wells Fargo Disciplined International Developed Markets Portfolio	3.03

iShares Core S&P 500 ETF	2.57

Allocations (%) as of November 30, 2020

	Neutral allocation	Effective allocation[13]

Bonds	60	59

Stocks	40	41

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.43% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.90% for Administrator Class and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class share expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[4]

Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Blended Index is composed 45% of the Bloomberg Barclays U.S. Aggregate Bond Index, 15% of the Bloomberg Barclays U.S. Short Treasury 9-12 Months Index, 10% of the Russell 1000® Growth Index, 10% of the Russell 1000® Value Index, 10% of the S&P 500 Index, 6% of the MSCI EAFE Index (Net), and 4% of the Russell 2000® Index. You cannot invest directly in an index.

[5]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]

The Bloomberg Barclays U.S. Short Treasury 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[7]

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[10]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[11]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[12]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[13]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such futures positions. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Moderate Balanced Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,103.50	$5.75	1.09%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%

Class C

Actual	$1,000.00	$1,100.99	$9.69	1.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%

Administrator Class

Actual	$1,000.00	$1,106.64	$4.44	0.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.26	0.84%

Institutional Class

Actual	$1,000.00	$1,105.49	$3.91	0.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.36	$3.75	0.74%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Moderate Balanced Fund

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Exchange-Traded Funds: 5.22%
iShares Core S&P 500 ETF	8,847	$3,214,292
iShares Core U.S. Aggregate Bond ETF	9,453	1,119,424
The Industrial Select Sector SPDR Fund	25,090	2,208,673

Total Exchange-Traded Funds (Cost $6,153,061)		6,542,389

Investment Companies: 93.29%

Affiliated Master Portfolios: 76.86%
Wells Fargo C&B Large Cap Value Portfolio		4,287,626
Wells Fargo Core Bond Portfolio		10,433,512
Wells Fargo Disciplined International Developed Markets Portfolio		3,796,923
Wells Fargo Disciplined Large Cap Portfolio		9,253,517
Wells Fargo Diversified Large Cap Growth Portfolio		8,665,884
Wells Fargo Emerging Growth Portfolio		1,286,673
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		1,049,641
Wells Fargo Factor Enhanced International Equity Portfolio		1,267,598
Wells Fargo International Value Portfolio		2,544,358
Wells Fargo Large Company Value Portfolio		8,489,037
Wells Fargo Managed Fixed Income Portfolio		35,763,284
Wells Fargo Real Return Portfolio		5,521,880
Wells Fargo Small Company Growth Portfolio		1,289,734
Wells Fargo Small Company Value Portfolio		2,605,564

		96,255,231

Affiliated Funds: 16.43%
Wells Fargo Conservative Income Fund Institutional Class	1,839,349	18,467,064
Wells Fargo Emerging Markets Equity Fund Class R6	33,386	1,051,321
Wells Fargo Emerging Markets Equity Income Fund Class R6	90,454	1,050,169

		20,568,554

Total Investment Companies (Cost $97,164,818)		116,823,785

Total investments in securities (Cost $103,317,879)	98.51%	123,366,174

Other assets and liabilities, net	1.49	1,865,611

Total net assets	100.00%	$125,231,785

The accompanying notes are an integral part of these financial statements.

Wells Fargo Moderate Balanced Fund  |  9

Portfolio of investments—November 30, 2020 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Japanese Yen Futures	52	12-14-2020	$6,211,381	$6,231,225	$19,844	$0

E-Mini Nasdaq 100 Index	10	12-18-2020	2,402,391	2,455,400	53,009	0

E-Mini Russell 2000 Index	42	12-18-2020	3,656,854	3,822,210	165,356	0

IBEX 35 Index	54	12-18-2020	5,095,396	5,193,631	98,235	0

MSCI Emerging Markets Index	21	12-18-2020	1,236,799	1,262,415	25,616	0

Long Gilt Bonds	56	3-29-2021	10,001,467	10,018,144	16,677	0

Short

Euro Bund Futures	(39)	12-8-2020	(8,268,125)	(8,262,160)	5,965	0

E-Mini S&P 500 Index	(21)	12-18-2020	(3,754,710)	(3,804,360)	0	(49,650)

Mini-DAX Futures	(63)	12-18-2020	(4,954,660)	(5,009,471)	0	(54,811)

					$384,702	$(104,461)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets	Shares, end of period	Dividends from affiliated Underlying Funds

Investment Companies
Affiliated Funds
Wells Fargo Conservative Income Fund Institutional Class	$18,653,995	$965,045	$(1,188,309)	$172	$36,161	$18,467,064		1,839,349	$92,462
Wells Fargo Emerging Markets Equity Fund Class R6	1,069,244	0	(319,395)	76,159	225,313	1,051,321		33,386	0
Wells Fargo Emerging Markets Equity Income Fund Class R6	1,035,794	21,237	(253,437)	11,769	234,806	1,050,169		90,454	21,237

				$88,100	$496,280	$20,568,554	16.43%		$113,699

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Moderate Balanced Fund

Portfolio of investments—November 30, 2020 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliates Master Portfolios	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	1.53%	1.28%	$142,745	$813,763	$0	$41,674	$57	$4,287,626
Wells Fargo Core Bond Portfolio	0.18	0.17	196,011	11,103	89,571	0	211	10,433,512
Wells Fargo Disciplined International Developed Markets Portfolio	2.18	1.97	758,616	(44,076)	0	41,462	2	3,796,923
Wells Fargo Disciplined Large Cap Portfolio	3.21	2.95	75,934	1,454,002	8	76,236	395	9,253,517
Wells Fargo Diversified Large Cap Growth Portfolio	4.03	3.64	652,315	1,165,071	0	36,897	116	8,665,884
Wells Fargo Emerging Growth Portfolio	0.19	0.15	196,557	261,133	0	1,699	207	1,286,673
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.53	0.52	3,892	225,992	3	16,623	7	1,049,641
Wells Fargo Factor Enhanced International Equity Portfolio	0.00	0.18	34,818	113,989	0	11,421	7	1,267,598
Wells Fargo High Yield Corporate Bond Portfolio *	4.64	0.00	26,294	339,793	219,496	0	36	0
Wells Fargo International Value Portfolio	0.50	0.86	(575,479)	1,057,581	0	41,463	373	2,544,358
Wells Fargo Large Company Value Portfolio	3.93	3.54	1,550,997	69,674	6	89,005	71	8,489,037
Wells Fargo Managed Fixed Income Portfolio	8.11	7.70	180,894	625,265	571,567	0	546	35,763,284
Wells Fargo Real Return Portfolio	3.48	2.54	(6,445)	248,277	62,905	9,435	31	5,521,880
Wells Fargo Small Company Growth Portfolio	0.10	0.09	168,142	176,235	0	3,861	40	1,289,734
Wells Fargo Small Company Value Portfolio	0.65	0.57	795	732,517	0	27,645	176	2,605,564

			$3,406,086	$7,250,319	$943,556	$397,421	$2,275	$96,255,231	76.86%

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

Wells Fargo Moderate Balanced Fund  |  11

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $77,166,932)	$96,255,231
Investments in affiliated Underlying Funds, at value (cost $19,997,886)	20,568,554
Investments in unaffiliated securities, at value (cost $6,153,061)	6,542,389
Cash	49,000
Segregated cash for futures contracts	2,004,937
Receivable for Fund shares sold	108,027
Receivable for dividends	11,625
Prepaid expenses and other assets	230

Total assets	125,539,993

Liabilities
Payable for investments purchased	12,450
Payable for Fund shares redeemed	43,872
Payable for daily variation margin on open futures contracts	146,198
Management fee payable	1,908
Administration fees payable	16,123
Distribution fee payable	4,716
Shareholder report expenses payable	44,535
Shareholder servicing fees payable	23,205
Trustees’ fees and expenses payable	1,156
Accrued expenses and other liabilities	14,045

Total liabilities	308,208

Total net assets	$125,231,785

Net assets consist of
Paid-in capital	$98,321,171
Total distributable earnings	26,910,614

Total net assets	$125,231,785

Computation of net asset value and offering price per share
Net assets – Class A	$36,015,526
Shares outstanding – Class A1	1,562,585
Net asset value per share – Class A	$23.05
Maximum offering price per share – Class A2	$24.46
Net assets – Class C	$7,570,345
Shares outstanding – Class C1	338,946
Net asset value per share – Class C	$22.33
Net assets – Administrator Class	$69,648,883
Shares outstanding – Administrator Class[1]	2,984,911
Net asset value per share – Administrator Class	$23.33
Net assets – Institutional Class	$11,997,031
Shares outstanding – Institutional Class[1]	512,902
Net asset value per share – Institutional Class	$23.39

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Moderate Balanced Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $85)	$943,556
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $14,272)	397,421
Dividends from affiliated Underlying Funds	113,699
Dividends	10,908
Affiliated income allocated from affiliated Master Portfolios	2,275
Expenses allocated from affiliated Master Portfolios	(253,045)
Waivers allocated from affiliated Master Portfolios	22,717

Total investment income	1,237,531

Expenses
Management fee	196,838
Administration fees
Class A	35,163
Class C	8,285
Administrator Class	51,039
Institutional Class	7,361
Shareholder servicing fees
Class A	41,836
Class C	9,849
Administrator Class	98,107
Distribution fee
Class C	29,546
Custody and accounting fees	4,317
Professional fees	15,681
Registration fees	38,606
Shareholder report expenses	30,442
Trustees’ fees and expenses	11,029
Other fees and expenses	10,668

Total expenses	588,767
Less: Fee waivers and/or expense reimbursements
Fund-level	(121,413)
Class A	(296)
Administrator Class	(69,391)
Institutional Class	(1,315)

Net expenses	396,352

Net investment income	841,179

Realized and unrealized gains (losses) on investments
Net realized gains on
Securities transactions allocated from affiliated Master Portfolios	3,406,086
Unaffiliated securities	4,169
Affiliated Underlying Funds	88,100
Futures contracts	1,105,154

Net realized gains on investments	4,603,509

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	7,250,319
Unaffiliated securities	389,328
Affiliated Underlying Funds	496,280
Futures contracts	(577,190)

Net change in unrealized gains (losses) on investments	7,558,737

Net realized and unrealized gains (losses) on investments	12,162,246

Net increase in net assets resulting from operations	$13,003,425

The accompanying notes are an integral part of these financial statements.

Wells Fargo Moderate Balanced Fund  |  13

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$841,179		$2,007,092
Net realized gains on investments		4,603,509		1,483,956
Net change in unrealized gains (losses) on investments		7,558,737		3,601,837

Net increase in net assets resulting from operations		13,003,425		7,092,885

Distributions to shareholders from net investment income and net realized gains
Class A		0		(949,542)
Class C		0		(193,050)
Administrator Class		0		(2,564,416)
Institutional Class		0		(332,334)

Total distributions to shareholders		0		(4,039,342)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	161,106	3,569,320	314,459	6,582,803
Class C	15,314	327,869	80,214	1,612,864
Administrator Class	90,192	2,002,620	270,029	5,728,452
Institutional Class	48,343	1,077,589	112,688	2,401,546

		6,977,398		16,325,665

Reinvestment of distributions
Class A	0	0	42,968	914,528
Class C	0	0	9,165	189,731
Administrator Class	0	0	118,939	2,558,445
Institutional Class	0	0	15,389	331,571

		0		3,994,275

Payment for shares redeemed
Class A	(99,855)	(2,194,041)	(336,995)	(6,989,591)
Class C	(67,257)	(1,443,923)	(128,163)	(2,596,917)
Administrator Class	(827,171)	(18,702,263)	(470,413)	(9,914,992)
Institutional Class	(32,276)	(719,610)	(61,855)	(1,282,623)

		(23,059,837)		(20,784,123)

Net decrease in net assets resulting from capital share transactions		(16,082,439)		(464,183)

Total increase (decrease) in net assets		(3,079,014)		2,589,360

Net assets
Beginning of period		128,310,799		125,721,439

End of period		$125,231,785		$128,310,799

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Moderate Balanced Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.87	$20.35	$22.73	$23.47	$22.51	$23.57
Net investment income	0.14	0.30	0.36 [1]	0.29	0.28	0.28 [1]
Net realized and unrealized gains (losses) on investments	2.04	0.86	0.11	0.97	1.34	(0.23)

Total from investment operations	2.18	1.16	0.47	1.26	1.62	0.05
Distributions to shareholders from
Net investment income	0.00	(0.35)	(0.42)	(0.32)	(0.29)	(0.26)
Net realized gains	0.00	(0.29)	(2.43)	(1.68)	(0.37)	(0.85)

Total distributions to shareholders	0.00	(0.64)	(2.85)	(2.00)	(0.66)	(1.11)
Net asset value, end of period	$23.05	$20.87	$20.35	$22.73	$23.47	$22.51
Total return[2]	10.35%	5.65%	2.68%	5.38%	7.33%	0.34%
Ratios to average net assets (annualized)
Gross expenses[3]	1.28%	1.30%	1.31%	1.33%	1.32%	1.32%
Net expenses[3]	1.09%	1.08%	1.12%	1.13%	1.15%	1.15%
Net investment income[3]	1.14%	1.43%	1.65%	1.42%	1.25%	1.26%
Supplemental data
Portfolio turnover rate[4]	59%	119%	191%	113%	114%	87%
Net assets, end of period (000s omitted)	$36,016	$31,334	$30,132	$31,980	$36,679	$35,993

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.40%
Year ended May 31, 2018	0.44%
Year ended May 31, 2017	0.46%
Year ended May 31, 2016	0.47%

[4]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Moderate Balanced Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.30	$19.80	$22.20	$22.97	$22.05	$23.18
Net investment income	0.04 [1]	0.09	0.12	0.10	0.11 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	1.99	0.88	0.18	0.95	1.32	(0.23)

Total from investment operations	2.03	0.97	0.30	1.05	1.43	(0.12)
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.27)	(0.14)	(0.14)	(0.16)
Net realized gains	0.00	(0.29)	(2.43)	(1.68)	(0.37)	(0.85)

Total distributions to shareholders	0.00	(0.47)	(2.70)	(1.82)	(0.51)	(1.01)
Net asset value, end of period	$22.33	$20.30	$19.80	$22.20	$22.97	$22.05
Total return[2]	10.10%	4.89%	1.90%	4.56%	6.56%	(0.44)%
Ratios to average net assets (annualized)
Gross expenses[3]	2.03%	2.05%	2.06%	2.08%	2.07%	2.07%
Net expenses[3]	1.84%	1.84%	1.87%	1.88%	1.90%	1.90%
Net investment income[3]	0.39%	0.69%	0.89%	0.66%	0.50%	0.51%
Supplemental data
Portfolio turnover rate[4]	59%	119%	191%	113%	114%	87%
Net assets, end of period (000s omitted)	$7,570	$7,935	$8,509	$10,260	$12,180	$12,501

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.40%
Year ended May 31, 2018	0.44%
Year ended May 31, 2017	0.46%
Year ended May 31, 2016	0.47%

[4]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Moderate Balanced Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.10	$20.56	$22.94	$23.68	$22.70	$23.75
Net investment income	0.16	0.35 [1]	0.41 [1]	0.38	0.35 [1]	0.32
Net realized and unrealized gains (losses) on investments	2.07	0.88	0.12	0.94	1.35	(0.21)

Total from investment operations	2.23	1.23	0.53	1.32	1.70	0.11
Distributions to shareholders from
Net investment income	0.00	(0.40)	(0.48)	(0.38)	(0.35)	(0.31)
Net realized gains	0.00	(0.29)	(2.43)	(1.68)	(0.37)	(0.85)

Total distributions to shareholders	0.00	(0.69)	(2.91)	(2.06)	(0.72)	(1.16)
Net asset value, end of period	$23.33	$21.10	$20.56	$22.94	$23.68	$22.70
Total return[2]	10.66%	5.94%	2.95%	5.59%	7.62%	0.59%
Ratios to average net assets (annualized)
Gross expenses[3]	1.20%	1.22%	1.23%	1.25%	1.24%	1.23%
Net expenses[3]	0.84%	0.83%	0.87%	0.88%	0.90%	0.90%
Net investment income[3]	1.40%	1.69%	1.88%	1.67%	1.49%	1.48%
Supplemental data
Portfolio turnover rate[4]	59%	119%	191%	113%	114%	87%
Net assets, end of period (000s omitted)	$69,649	$78,538	$78,209	$112,302	$112,835	$156,915

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.41%
Year ended May 31, 2018	0.44%
Year ended May 31, 2017	0.46%
Year ended May 31, 2016	0.47%

[4]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Moderate Balanced Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2020	2019[1]
Net asset value, beginning of period	$21.14	$20.60	$23.24
Net investment income	0.18	0.37 [2]	0.37 [2]
Net realized and unrealized gains (losses) on investments	2.07	0.88	(0.12)

Total from investment operations	2.25	1.25	0.25
Distributions to shareholders from
Net investment income	0.00	(0.42)	(0.46)
Net realized gains	0.00	(0.29)	(2.43)

Total distributions to shareholders	0.00	(0.71)	(2.89)
Net asset value, end of period	$23.39	$21.14	$20.60
Total return[3]	10.55%	6.02%	1.72%
Ratios to average net assets (annualized)
Gross expenses[4]	0.95%	0.97%	0.98%
Net expenses[4]	0.74%	0.74%	0.75%
Net investment income[4]	1.49%	1.78%	2.15%
Supplemental data
Portfolio turnover rate[5]	59%	119%	191%
Net assets, end of period (000s omitted)	$11,997	$10,504	$8,871

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019[1]	0.38%

[5]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Moderate Balanced Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Moderate Balanced Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is

Wells Fargo Moderate Balanced Fund  |  19

Notes to financial statements (unaudited)

subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolios are recorded on a trade basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $104,060,794 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$19,585,621

Gross unrealized losses	0

Net unrealized gains	$19,585,621

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to

20  |  Wells Fargo Moderate Balanced Fund

Notes to financial statements (unaudited)

unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Exchange-traded funds	$6,542,389	$0	$0	$6,542,389

Investments in investment companies	20,568,554	$0	$0	20,568,554

Investments measured at net asset value*				96,255,231

	27,110,943	0	0	123,336,174

Futures contracts	384,702	0	0	384,702

Total assets	$27,495,645	$0	$0	$123,750,876

Liabilities

Futures contracts	$104,461	$0	$0	$104,461

Total liabilities	$104,461	$0	$0	$104,461

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in affiliated Master Portfolios are valued at $96,255,231. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Moderate Balanced Fund  |  21

Notes to financial statements (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation

Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation

Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo International Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.30%

Next $500 million	0.28

Next $2 billion	0.26

Next $2 billion	0.24

Next $5 billion	0.23

Over $10 billion	0.22

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated , an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

22  |  Wells Fargo Moderate Balanced Fund

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Administrator Class shares, and 0.80% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $3,533 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing in multiple affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sale of those securities. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$26,624,705	$43,773,434	$22,803,957	$46,830,967
6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2020, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with its asset allocation strategy. The Fund had an average notional amount of $9,390,854 in long futures contracts and $8,893,171 in short futures contracts during the six months ended November 30, 2020.

Wells Fargo Moderate Balanced Fund  |  23

Notes to financial statements (unaudited)

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2020 by risk type was as follows for the Fund:

	Asset derivatives			Liability derivatives

	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value

Equity risk	Unrealized gains on futures contracts	$342,216	*	Unrealized losses on futures contracts	$104,461	*

Foreign currency risk	Unrealized gains on futures contracts	19,844	*	Unrealized losses on futures contracts	0	*

Interest rate risk	Unrealized gains on futures contracts	22,642	*	Unrealized losses on futures contracts	0	*

		$384,702			$104,461

*

Amount represents cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2020 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2020 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$1,365,315	$(677,195)

Foreign currency risk	(331,319)	77,363

Interest rate risk	71,158	22,642

	$1,105,154	$(577,190)

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

24  |  Wells Fargo Moderate Balanced Fund

Notes to financial statements (unaudited)

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Moderate Balanced Fund  |  25

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Wells Fargo Moderate Balanced Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Moderate Balanced Fund  |  27

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Wells Fargo Moderate Balanced Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

[1]	Jeremy DePalma acts as Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Moderate Balanced Fund  |  29

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00730 01-20

SA279/SAR279 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo C&B Large Cap Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo C&B Large Cap Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo C&B Large Cap Value Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo C&B Large Cap Value Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo C&B Large Cap Value Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo C&B Large Cap Value Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Cooke & Bieler, L.P.

Portfolio managers

Andrew B. Armstrong, CFA®‡

Wesley Lim, CFA®‡

Steve Lyons, CFA®‡

Michael M. Meyer, CFA®‡

Edward W. O’Connor, CFA®‡

R. James O’Neil, CFA®‡

Mehul Trivedi, CFA®‡

William Weber, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (CBEAX)	7-26-2004	-4.07	8.12	9.96	1.81	9.40	10.61	1.28	1.08

Class C (CBECX)	7-26-2004	-0.01	8.58	9.77	0.99	8.58	9.77	2.03	1.83

Class R6 (CBEJX)[4]	10-31-2016	–	–	–	2.27	9.85	11.01	0.85	0.65

Administrator Class (CBLLX)	7-26-2004	–	–	–	1.85	9.52	10.77	1.20	1.00

Institutional Class (CBLSX)	7-26-2004	–	–	–	2.17	9.78	11.04	0.95	0.75

Russell 1000® Value Index[5]	–	–	–	–	1.72	8.44	10.93	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo C&B Large Cap Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[6]

Arrow Electronics Incorporated	3.52

Brookfield Asset Management Incorporated Class A	3.15

The Charles Schwab Corporation	3.14

Chubb Limited	3.08

State Street Corporation	3.06

Synchrony Financial	3.01

Gildan Activewear Incorporated	2.87

Johnson & Johnson	2.78

Leidos Holdings Incorporated	2.58

AerCap Holdings NV	2.53

Sector allocation as of November 30, 2020[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.08% for Class A, 1.83% for Class C, 0.65% for Class R6, 1.00% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares adjusted to reflect the higher expenses applicable to the Class R6 shares. If these expenses had been included, returns for the Class R6 shares would be higher.

[5]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[6]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets.

[7]

Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo C&B Large Cap Value Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,244.56	$6.02	1.07%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.42	1.07%

Class C

Actual	$1,000.00	$1,240.32	$10.28	1.83%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.89	$9.25	1.83%

Class R6

Actual	$1,000.00	$1,248.05	$3.66	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.29	0.65%

Administrator Class

Actual	$1,000.00	$1,245.00	$5.57	0.99%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%

Institutional Class

Actual	$1,000.00	$1,247.18	$4.23	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo C&B Large Cap Value Fund

Portfolio of investments—November 30, 2020 (unaudited)

Value
Investment Companies: 100.19%

Affiliated Master Portfolio: 100.19%
Wells Fargo C&B Large Cap Value Portfolio	$254,949,135

Total Investment Companies (Cost $188,819,000)	254,949,135

Total investments in securities (Cost $188,819,000)	100.19%	254,949,135

Other assets and liabilities, net	(0.19)	(492,956)

Total net assets	100.00%	$254,456,179

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	75%	76%	$7,553,557	$43,394,844	$2,179,203	$3,058	$254,949,135	100.19%

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  9

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $188,819,000)	$254,949,135
Receivable for Fund shares sold	95,295
Receivable from manager	1,224
Prepaid expenses and other assets	506

Total assets	255,046,160

Liabilities
Payable for Fund shares redeemed	479,795
Administration fees payable	28,521
Distribution fee payable	2,225
Shareholder report expenses payable	31,320
Shareholder servicing fees payable	18,545
Trustees’ fees and expenses payable	1,055
Accrued expenses and other liabilities	28,520

Total liabilities	589,981

Total net assets	$254,456,179

Net assets consist of
Paid-in capital	$176,282,140
Total distributable earnings	78,174,039

Total net assets	$254,456,179

Computation of net asset value and offering price per share
Net assets – Class A	$82,658,348
Shares outstanding – Class A1	5,780,349
Net asset value per share – Class A	$14.30
Maximum offering price per share – Class A2	$15.17
Net assets – Class C	$3,631,763
Shares outstanding – Class C1	257,721
Net asset value per share – Class C	$14.09
Net assets – Class R6	$41,040,603
Shares outstanding – Class R6[1]	2,852,355
Net asset value per share – Class R6	$14.39
Net assets – Administrator Class	$6,701,945
Shares outstanding – Administrator Class[1]	467,627
Net asset value per share – Administrator Class	$14.33
Net assets – Institutional Class	$120,423,520
Shares outstanding – Institutional Class[1]	8,375,029
Net asset value per share – Institutional Class	$14.38

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo C&B Large Cap Value Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $56,458)	$2,179,203
Affiliated income allocated from affiliated Master Portfolio	3,058
Expenses allocated from affiliated Master Portfolio	(798,606)
Waivers allocated from affiliated Master Portfolio	51,115

Total investment income	1,434,770

Expenses
Management fee	58,448
Administration fees
Class A	78,866
Class C	3,827
Class R6	5,745
Administrator Class	4,023
Institutional Class	71,856
Shareholder servicing fees
Class A	93,754
Class C	4,545
Administrator Class	7,720
Distribution fee
Class C	13,635
Custody and accounting fees	6,850
Professional fees	17,546
Registration fees	83,477
Shareholder report expenses	37,350
Trustees’ fees and expenses	11,029
Other fees and expenses	9,330

Total expenses	508,001
Less: Fee waivers and/or expense reimbursements
Fund-level	(246,563)
Class A	(4,094)
Administrator Class	(341)

Net expenses	257,003

Net investment income	1,177,767

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	7,553,557
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	43,394,844

Net realized and unrealized gains (losses) on investments	50,948,401

Net increase in net assets resulting from operations	$52,126,168

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$1,177,767		$3,041,679
Net realized gains on investments		7,553,557		14,162,746
Net change in unrealized gains (losses) on investments		43,394,844		(23,968,868)

Net increase (decrease) in net assets resulting from operations		52,126,168		(6,764,443)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(7,751,447)
Class C		0		(388,806)
Class R6		0		(5,218,989)
Administrator Class		0		(711,108)
Institutional Class		0		(11,583,308)

Total distributions to shareholders		0		(25,653,658)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	279,739	3,592,305	738,336	9,862,221
Class C	23,039	282,833	84,359	1,159,805
Class R6	103,146	1,292,676	862,015	10,181,197
Administrator Class	9,616	120,970	86,612	1,194,613
Institutional Class	2,031,232	24,616,651	3,591,723	48,556,144

		29,905,435		70,953,980

Reinvestment of distributions
Class A	0	0	529,924	7,655,000
Class C	0	0	26,971	383,791
Class R6	0	0	47,617	691,796
Administrator Class	0	0	34,562	500,228
Institutional Class	0	0	792,083	11,497,247

		0		20,728,062

Payment for shares redeemed
Class A	(652,676)	(8,206,957)	(1,199,143)	(15,487,514)
Class C	(80,021)	(999,223)	(192,765)	(2,559,135)
Class R6	(533,506)	(6,698,867)	(2,860,401)	(39,194,686)
Administrator Class	(77,880)	(975,211)	(297,032)	(3,913,331)
Institutional Class	(2,054,060)	(25,814,527)	(4,306,577)	(53,511,682)

		(42,694,785)		(114,666,348)

Net decrease in net assets resulting from capital share transactions		(12,789,350)		(22,984,306)

Total increase (decrease) in net assets		39,336,818		(55,402,407)

Net assets
Beginning of period		215,119,361		270,521,768

End of period		$254,456,179		$215,119,361

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.49	$13.01	$13.91	$14.54	$12.55	$13.07
Net investment income	0.05	0.12	0.11	0.09 [1]	0.08	0.11 [1]
Net realized and unrealized gains (losses) on investments	2.76	(0.33)	0.02	0.87	2.23	(0.14)

Total from investment operations	2.81	(0.21)	0.13	0.96	2.31	(0.03)
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.12)	(0.06)	(0.08)	(0.10)
Net realized gains	0.00	(1.18)	(0.91)	(1.53)	(0.24)	(0.39)

Total distributions to shareholders	0.00	(1.31)	(1.03)	(1.59)	(0.32)	(0.49)
Net asset value, end of period	$14.30	$11.49	$13.01	$13.91	$14.54	$12.55
Total return[2]	24.46%	(3.61)%	1.33%	6.29%	18.62%	(0.08)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.29%	1.27%	1.23%	1.21%	1.24%	1.25%
Net expenses[3]	1.07%	1.07%	1.08%	1.10%	1.15%	1.15%
Net investment income[3]	0.80%	0.92%	0.83%	0.58%	0.62%	0.89%
Supplemental data
Portfolio turnover rate[4]	13%	33%	47%	42%	89%	29%
Net assets, end of period (000s omitted)	$82,658	$70,680	$79,172	$85,707	$83,016	$88,387

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%
Year ended May 31, 2016	0.68%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.36	$12.87	$13.75	$14.44	$12.48	$13.01
Net investment income (loss)	0.00 [1,2]	0.02 [2]	0.01 [2]	(0.02)[2]	(0.02)	0.01
Net realized and unrealized gains (losses) on investments	2.73	(0.35)	0.03	0.86	2.22	(0.14)

Total from investment operations	2.73	(0.33)	0.04	0.84	2.20	(0.13)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	0.00	0.00	(0.01)
Net realized gains	0.00	(1.18)	(0.91)	(1.53)	(0.24)	(0.39)

Total distributions to shareholders	0.00	(1.18)	(0.92)	(1.53)	(0.24)	(0.40)
Net asset value, end of period	$14.09	$11.36	$12.87	$13.75	$14.44	$12.48
Total return[3]	24.03%	(4.41)%	0.61%	5.46%	17.73%	(0.82)%
Ratios to average net assets (annualized)
Gross expenses[4]	2.04%	2.02%	1.97%	1.96%	1.99%	2.00%
Net expenses[4]	1.83%	1.83%	1.83%	1.85%	1.90%	1.90%
Net investment income (loss)[4]	0.03%	0.16%	0.07%	(0.16)%	(0.13)%	0.11%
Supplemental data
Portfolio turnover rate[5]	13%	33%	47%	42%	89%	29%
Net assets, end of period (000s omitted)	$3,632	$3,576	$5,098	$11,031	$8,043	$7,282

[1]	Amount is less than $0.005

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%
Year ended May 31, 2016	0.68%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS R6		2020	2019	2018	2017[1]
Net asset value, beginning of period	$11.53	$13.06	$13.97	$14.59	$12.73
Net investment income	0.08 [2]	0.18 [2]	0.18 [2]	0.18 [2]	0.16
Net realized and unrealized gains (losses) on investments	2.78	(0.33)	0.00 [3]	0.85	2.06

Total from investment operations	2.86	(0.15)	0.18	1.03	2.22
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.18)	(0.12)	(0.12)
Net realized gains	0.00	(1.18)	(0.91)	(1.53)	(0.24)

Total distributions to shareholders	0.00	(1.38)	(1.09)	(1.65)	(0.36)
Net asset value, end of period	$14.39	$11.53	$13.06	$13.97	$14.59
Total return[4]	24.80%	(3.25)%	1.74%	6.76%	17.65%
Ratios to average net assets (annualized)
Gross expenses[5]	0.86%	0.84%	0.79%	0.77%	0.81%
Net expenses[5]	0.65%	0.65%	0.65%	0.65%	0.70%
Net investment income[5]	1.21%	1.33%	1.27%	1.28%	1.04%
Supplemental data
Portfolio turnover rate[6]	13%	33%	47%	42%	89%
Net assets, end of period (000s omitted)	$41,041	$37,859	$68,366	$110,665	$3,532

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.65%
Year ended May 31, 2017[1]	0.68%

[6]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.51	$13.03	$13.92	$14.56	$12.54	$13.07
Net investment income	0.05 [1]	0.13 [1]	0.12 [1]	0.10 [1]	0.10 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	2.77	(0.33)	0.02	0.87	2.24	(0.15)

Total from investment operations	2.82	(0.20)	0.14	0.97	2.34	(0.02)
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.12)	(0.08)	(0.08)	(0.12)
Net realized gains	0.00	(1.18)	(0.91)	(1.53)	(0.24)	(0.39)

Total distributions to shareholders	0.00	(1.32)	(1.03)	(1.61)	(0.32)	(0.51)
Net asset value, end of period	$14.33	$11.51	$13.03	$13.92	$14.56	$12.54
Total return[2]	24.50%	(3.56)%	1.44%	6.36%	18.82%	0.11%
Ratios to average net assets (annualized)
Gross expenses[3]	1.21%	1.19%	1.15%	1.13%	1.16%	1.16%
Net expenses[3]	0.99%	0.99%	1.00%	1.00%	1.00%	0.98%
Net investment income[3]	0.87%	1.00%	0.90%	0.69%	0.77%	1.03%
Supplemental data
Portfolio turnover rate[4]	13%	33%	47%	42%	89%	29%
Net assets, end of period (000s omitted)	$6,702	$6,167	$9,274	$12,742	$11,467	$23,210

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%
Year ended May 31, 2016	0.68%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.53	$13.05	$13.96	$14.58	$12.58	$13.11
Net investment income	0.07	0.16	0.14	0.13 [1]	0.14	0.16
Net realized and unrealized gains (losses) on investments	2.78	(0.33)	0.02	0.89	2.22	(0.14)

Total from investment operations	2.85	(0.17)	0.16	1.02	2.36	0.02
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.16)	(0.11)	(0.12)	(0.16)
Net realized gains	0.00	(1.18)	(0.91)	(1.53)	(0.24)	(0.39)

Total distributions to shareholders	0.00	(1.35)	(1.07)	(1.64)	(0.36)	(0.55)
Net asset value, end of period	$14.38	$11.53	$13.05	$13.96	$14.58	$12.58
Total return[2]	24.72%	(3.33)%	1.64%	6.68%	19.05%	0.33%
Ratios to average net assets (annualized)
Gross expenses[3]	0.96%	0.94%	0.90%	0.88%	0.91%	0.92%
Net expenses[3]	0.75%	0.75%	0.75%	0.77%	0.80%	0.77%
Net investment income[3]	1.20%	1.25%	1.17%	0.87%	0.96%	1.25%
Supplemental data
Portfolio turnover rate[4]	13%	33%	47%	42%	89%	29%
Net assets, end of period (000s omitted)	$120,424	$96,838	$108,613	$135,082	$220,257	$133,632

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%
Year ended May 31, 2016	0.68%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo C&B Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Wells Fargo C&B Large Cap Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. As of November 30, 2020, the Fund owned 76% of Wells Fargo C&B Large Cap Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2020 are included in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Wells Fargo C&B Large Cap Value Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $190,892,050 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$64,057,085

Gross unrealized losses	0

Net unrealized gains	$64,057,085

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2020, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal	$254,949,135

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Wells Fargo C&B Large Cap Value Fund  |  19

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class C shares, 0.65% for Class R6 shares, 1.00% for Administrator Class shares, and 0.75% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $1,110 from the sale of Class C shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $29,536,821 and $51,408,062, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

20  |  Wells Fargo C&B Large Cap Value Fund

Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risk results from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the Fund invested a concentration of its portfolio in the financials sector.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo C&B Large Cap Value Fund  |  21

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 95.01%

Communication Services: 6.39%

Diversified Telecommunication Services: 2.40%
Verizon Communications Incorporated	132,400	$7,998,284

Entertainment: 2.09%
Activision Blizzard Incorporated	87,900	6,986,292

Media: 1.90%
Omnicom Group Incorporated	100,900	6,356,700

Consumer Discretionary: 6.57%

Household Durables: 2.13%
Whirlpool Corporation	36,600	7,122,726

Textiles, Apparel & Luxury Goods: 4.44%
Gildan Activewear Incorporated	366,400	9,574,032
HanesBrands Incorporated	369,600	5,248,320

		14,822,352

Consumer Staples: 1.46%

Tobacco: 1.46%
Philip Morris International Incorporated	64,400	4,878,300

Energy: 2.46%

Energy Equipment & Services: 1.41%
Schlumberger Limited	225,900	4,696,461

Oil, Gas & Consumable Fuels: 1.05%
Exxon Mobil Corporation	91,800	3,500,334

Financials: 34.28%

Banks: 7.56%
JPMorgan Chase & Company	71,300	8,404,844
PNC Financial Services Group Incorporated	61,100	8,436,077
US Bancorp	194,300	8,395,703

		25,236,624

Capital Markets: 10.95%
Brookfield Asset Management Incorporated Class A	259,300	10,499,057
Intercontinental Exchange Incorporated	51,100	5,391,561
State Street Corporation	144,700	10,198,456
The Charles Schwab Corporation	214,500	10,463,310

		36,552,384

Consumer Finance: 3.01%
Synchrony Financial	329,300	10,033,771

Diversified Financial Services: 2.25%
Berkshire Hathaway Incorporated Class B †	32,800	7,508,248

Insurance: 10.51%
Alleghany Corporation	12,000	6,902,400
Arch Capital Group Limited †	246,900	7,948,946
Chubb Limited	69,600	10,288,968

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo C&B Large Cap Value Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value

Insurance (continued)
Fidelity National Financial Incorporated	71,400	$2,569,686
The Allstate Corporation	33,200	3,398,020
The Progressive Corporation	45,500	3,963,505

		35,071,525

Health Care: 12.71%

Health Care Equipment & Supplies: 3.89%
Becton Dickinson & Company	23,700	5,565,708
Medtronic plc	65,300	7,424,610

		12,990,318

Health Care Providers & Services: 6.04%
HCA Healthcare Incorporated	50,400	7,565,544
Laboratory Corporation of America Holdings †	34,400	6,874,496
UnitedHealth Group Incorporated	17,000	5,717,780

		20,157,820

Pharmaceuticals: 2.78%
Johnson & Johnson	64,100	9,273,988

Industrials: 16.42%

Aerospace & Defense: 0.75%
Hexcel Corporation	50,700	2,510,664

Air Freight & Logistics: 1.51%
United Parcel Service Incorporated Class B	29,400	5,029,458

Building Products: 1.41%
Johnson Controls International plc	102,300	4,709,892

Electrical Equipment: 3.31%
AMETEK Incorporated	44,600	5,286,438
Eaton Corporation plc	47,400	5,740,614

		11,027,052

Industrial Conglomerates: 1.94%
3M Company	37,500	6,477,375

Machinery: 4.97%
Colfax Corporation †	204,930	7,393,874
Snap-on Incorporated	31,300	5,504,105
Woodward Governor Company	33,100	3,701,573

		16,599,552

Trading Companies & Distributors: 2.53%
AerCap Holdings NV †	229,700	8,443,772

Information Technology: 10.14%

Electronic Equipment, Instruments & Components: 5.21%
Arrow Electronics Incorporated †	128,300	11,758,695
TE Connectivity Limited	49,500	5,641,515

		17,400,210

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Portfolio  |  23

Portfolio of investments—November 30, 2020 (unaudited)

		Shares	Value
IT Services: 4.93%
Amdocs Limited		118,900	$7,824,809
Leidos Holdings Incorporated		85,500	8,609,850

			16,434,659

Materials: 2.93%

Chemicals: 1.48%
Axalta Coating Systems Limited †		172,100	4,923,781

Metals & Mining: 1.45%
Reliance Steel & Aluminum Company		41,100	4,841,580

Real Estate: 1.65%

Real Estate Management & Development: 1.65%
CBRE Group Incorporated Class A †		90,000	5,502,600

Total Common Stocks (Cost $228,416,580)			317,086,722

Yield
Short-Term Investments: 5.04%

Investment Companies: 5.04%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02%	16,813,758	16,813,758

Total Short-Term Investments (Cost $16,813,758)			16,813,758

Total investments in securities (Cost $245,230,338)	100.05%	333,900,480

Other assets and liabilities, net	(0.05)	(169,325)

Total net assets	100.00%	$333,731,155

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$6,370,055	$53,586,849	$(43,143,146)	$0	$0	$16,813,758	5.04%	16,813,758	$4,039

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo C&B Large Cap Value Portfolio

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $228,416,580)	$317,086,722
Investments in affiliated securities, at value (cost $16,813,758)	16,813,758
Receivable for dividends	465,320
Prepaid expenses and other assets	35,663

Total assets	334,402,463

Liabilities
Payable for investments purchased	508,557
Advisory fee payable	161,751

Total liabilities	670,308

Total net assets	$333,731,155

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Portfolio  |  25

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $74,501)	$2,877,573
Income from affiliated securities	4,039

Total investment income	2,881,612

Expenses
Advisory fee	1,003,142
Custody and accounting fees	10,285
Professional fees	21,887
Shareholder report expenses	3,411
Trustees’ fees and expenses	9,589
Other fees and expenses	6,939

Total expenses	1,055,253
Less: Fee waivers and/or expense reimbursements	(67,544)

Net expenses	987,709

Net investment income	1,893,903

Realized and unrealized gains (losses) on investments
Net realized gains on investments	9,977,236
Net change in unrealized gains (losses) on investments	57,523,789

Net realized and unrealized gains (losses) on investments	67,501,025

Net increase in net assets resulting from operations	$69,394,928

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo C&B Large Cap Value Portfolio

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020

Operations
Net investment income	$1,893,903	$4,668,688
Net realized gains on investments	9,977,236	14,608,307
Net change in unrealized gains (losses) on investments	57,523,789	(25,082,549)

Net increase (decrease) in net assets resulting from operations	69,394,928	(5,805,554)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	20,316,432	41,745,884
Withdrawals	(42,892,559)	(99,923,052)

Net decrease in net assets resulting from capital transactions	(22,576,127)	(58,177,168)

Total increase (decrease) in net assets	46,818,801	(63,982,722)

Net assets
Beginning of period	286,912,354	350,895,076

End of period	$333,731,155	$286,912,354

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Portfolio  |  27

Financial highlights

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Total return[1]	24.92%	(3.40)%	1.80%	6.65%	19.17%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.67%	0.67%	0.68%	0.68%
Net expenses	0.34%	0.64%	0.65%	0.66%	0.68%	0.68%
Net investment income	1.23%	1.36%	1.27%	1.02%	1.09%	1.33%
Supplemental data
Portfolio turnover rate	13%	33%	47%	42%	89%	29%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Wells Fargo C&B Large Cap Value Portfolio  |  29

Notes to financial statements (unaudited)

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $249,814,430 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$97,507,798

Gross unrealized losses	(13,421,748)

Net unrealized gains	$84,086,050

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks

Communication services	$21,341,276	$0	$0	$21,341,276

Consumer discretionary	21,945,078	0	0	21,945,078

Consumer staples	4,878,300	0	0	4,878,300

Energy	8,196,795	0	0	8,196,795

Financials	114,402,552	0	0	114,402,552

Health care	42,422,126	0	0	42,422,126

Industrials	54,797,765	0	0	54,797,765

Information technology	33,834,869	0	0	33,834,869

Materials	9,765,361	0	0	9,765,361

Real estate	5,502,600	0	0	5,502,600

Short-term investments

Investment companies	16,813,758	0	0	16,813,758

Total assets	$333,900,480	$0	$0	$333,900,480

30  |  Wells Fargo C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.650%

Next $500 million	0.625

Next $1 billion	0.600

Next $2 billion	0.575

Next $4 billion	0.550

Next $4 billion	0.525

Next $4 billion	0.500

Over $16 billion	0.475

For the six months ended November 30, 2020, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Cooke & Bieler, L.P., which is not an affiliate of Funds Management, is also a subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.38% and declining to 0.30% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $38,664,016 and $67,293,705, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2020, the Portfolio did not have any securities on loan.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or

Wells Fargo C&B Large Cap Value Portfolio  |  31

Notes to financial statements (unaudited)

emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Portfolio under the agreement.

8. CONCENTRATION RISK

Concentration risk results from exposure to a limited number of sectors. As of the end of the period, the Portfolio concentrated its portfolio in investments related to the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

32  |  Wells Fargo C&B Large Cap Value Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo C&B Large Cap Value Fund  |  33

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

34  |  Wells Fargo C&B Large Cap Value Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo C&B Large Cap Value Fund  |  35

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

36  |  Wells Fargo C&B Large Cap Value Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00739 01-20

SA280/SAR280 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo Diversified Equity Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Diversified Equity Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Diversified Equity Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Diversified Equity Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Diversified Equity Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Diversified Equity Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Portfolio manager

Aldo Ceccarelli, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (NVDAX)	5-2-1996	7.13	9.36	10.44	13.67	10.67	11.10	1.40	1.25

Class C (WFDEX)	10-1-1998	11.82	9.85	10.27	12.82	9.85	10.27	2.15	2.00

Administrator Class (NVDEX)	11-11-1994	–	–	–	13.94	10.94	11.37	1.32	1.00

Diversified Equity Blended Index[3]	–	–	–	–	15.80	12.49	12.65	–	–

MSCI EAFE Index (Net)[4]	–	–	–	–	6.37	6.19	5.85	–	–

Russell 1000® Growth Index[5]	–	–	–	–	36.40	19.56	17.31	–	–

Russell 1000® Value Index[6]	–	–	–	–	1.72	8.44	10.93	–	–

Russell 2000® Index[7]	–	–	–	–	13.59	10.25	11.13	–	–

S&P 500 Index[8]	–	–	–	–	17.46	13.99	14.19	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Diversified Equity Fund

Performance highlights (unaudited)

Fund holdings (%) as of November 30, 2020[9]

Wells Fargo Diversified Large Cap Growth Portfolio	25.11

Wells Fargo Index Portfolio	25.06

Wells Fargo Large Company Value Portfolio	16.79

Wells Fargo C&B Large Cap Value Portfolio	8.30

Wells Fargo Disciplined International Developed Markets Portfolio	7.50

Wells Fargo Small Company Value Portfolio	4.98

Wells Fargo International Value Portfolio	4.83

Wells Fargo Emerging Growth Portfolio	2.55

Wells Fargo Small Company Growth Portfolio	2.52

Wells Fargo Factor Enhanced International Equity Portfolio	2.50

Allocations (%) as of November 30, 2020

	Neutral allocation	Effective allocation[10]

U.S. Large Cap Stock Funds	75	75

International Stock Funds	15	15

U.S. Small Cap Stock Funds	10	10

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.51% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.25% for Class A, 2.00% for Class C, and 1.00% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from any money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Source: Wells Fargo Funds Management, LLC. The Diversified Equity Blended Index is composed of 25% of the S&P 500 Index, 25% of the Russell 1000® Growth Index, 25% of the Russell 1000® Value Index, 15% of the MSCI EAFE Index (Net), and 10% of the Russell 2000® Index. You cannot invest directly in an index.

[4]

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[7]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[8]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[9]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[10]

Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Diversified Equity Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,215.69	$6.94	1.25%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%

Class C

Actual	$1,000.00	$1,210.95	$11.09	2.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10	2.00%

Administrator Class

Actual	$1,000.00	$1,216.76	$5.56	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Diversified Equity Fund

Portfolio of investments—November 30, 2020 (unaudited)

Value
Investment Companies: 100.14%

Affiliated Master Portfolios: 100.14%
Wells Fargo C&B Large Cap Value Portfolio	$13,175,576
Wells Fargo Disciplined International Developed Markets Portfolio	11,898,542
Wells Fargo Diversified Large Cap Growth Portfolio	39,816,369
Wells Fargo Emerging Growth Portfolio	4,045,587
Wells Fargo Factor Enhanced International Equity Portfolio	3,968,742
Wells Fargo Index Portfolio	39,762,811
Wells Fargo International Value Portfolio	7,665,473
Wells Fargo Large Company Value Portfolio	26,644,425
Wells Fargo Small Company Growth Portfolio	3,996,524
Wells Fargo Small Company Value Portfolio	7,903,201

Total Investment Companies (Cost $128,639,736)	158,877,250

Total investments in securities (Cost $128,639,736)	100.14%	158,877,250

Other assets and liabilities, net	(0.14)	(219,123)

Total net assets	100.00%	$158,658,127

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	3.77%	3.95%	$391,893	$2,244,029	$111,264	$143	$13,175,576
Wells Fargo Disciplined International Developed Markets Portfolio	5.81	6.16	2,052,797	(15,281)	114,541	6	11,898,542
Wells Fargo Diversified Large Cap Growth Portfolio	16.37	16.71	2,705,970	4,672,764	152,292	457	39,816,369
Wells Fargo Emerging Growth Portfolio	0.54	0.47	556,287	743,542	5,146	611	4,045,587
Wells Fargo Factor Enhanced International Equity Portfolio	0.00	0.58	99,525	337,952	32,036	20	3,968,742
Wells Fargo Index Portfolio	3.39	3.34	1,355,798	5,220,506	313,677	312	39,762,811
Wells Fargo International Value Portfolio	1.23	2.60	(1,451,892)	2,741,398	107,257	971	7,665,473
Wells Fargo Large Company Value Portfolio	10.44	11.12	4,305,469	347,033	248,466	181	26,644,425
Wells Fargo Small Company Growth Portfolio	0.26	0.28	470,409	505,613	11,211	115	3,996,524
Wells Fargo Small Company Value Portfolio	1.51	1.72	9,544	1,668,561	69,982	446	7,903,201

			$10,495,800	$18,466,117	$1,165,872	$3,262	$158,877,250	100.14%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Diversified Equity Fund  |  9

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $128,639,736)	$158,877,250
Receivable for Fund shares sold	31,020
Prepaid expenses and other assets	253

Total assets	158,908,523

Liabilities
Payable for Fund shares redeemed	145,912
Management fee payable	15,471
Administration fees payable	20,805
Distribution fee payable	955
Shareholder servicing fees payable	31,887
Professional fees payable	13,472
Trustees’ fees and expenses payable	1,125
Accrued expenses and other liabilities	20,769

Total liabilities	250,396

Total net assets	$158,658,127

Net assets consist of
Paid-in capital	$121,771,166
Total distributable earnings	36,886,961

Total net assets	$158,658,127

Computation of net asset value and offering price per share
Net assets – Class A	$64,266,039
Shares outstanding – Class A1	2,591,126
Net asset value per share – Class A	$24.80
Maximum offering price per share – Class A2	$26.31
Net assets – Class C	$1,596,063
Shares outstanding – Class C1	75,963
Net asset value per share – Class C	$21.01
Net assets – Administrator Class	$92,796,025
Shares outstanding – Administrator Class[1]	3,714,645
Net asset value per share – Administrator Class	$24.98

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Diversified Equity Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $31,640)	$1,165,872
Affiliated income allocated from affiliated Master Portfolios	3,262
Expenses allocated from affiliated Master Portfolios	(371,908)
Waivers allocated from affiliated Master Portfolios	29,979

Total investment income	827,205

Expenses
Management fee	223,852
Administration fees
Class A	63,040
Class C	1,512
Administrator Class	57,041
Shareholder servicing fees
Class A	74,975
Class C	1,798
Administrator Class	109,616
Distribution fee
Class C	5,376
Custody and accounting fees	4,425
Professional fees	16,726
Registration fees	37,601
Shareholder report expenses	15,507
Trustees’ fees and expenses	11,029
Other fees and expenses	9,271

Total expenses	631,769
Less: Fee waivers and/or expense reimbursements
Fund-level	(87,100)
Class A	(207)
Class C	(1)
Administrator Class	(58,035)

Net expenses	486,426

Net investment income	340,779

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolios	10,495,800
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	18,466,117

Net realized and unrealized gains (losses) on investments	28,961,917

Net increase in net assets resulting from operations	$29,302,696

The accompanying notes are an integral part of these financial statements.

Wells Fargo Diversified Equity Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$340,779		$985,336
Net realized gains on investments		10,495,800		7,327,284
Net change in unrealized gains (losses) on investments		18,466,117		(2,050)

Net increase in net assets resulting from operations		29,302,696		8,310,570

Distributions to shareholders from net investment income and net realized gains
Class A		0		(6,060,114)
Class C		0		(154,837)
Administrator Class		0		(8,943,655)

Total distributions to shareholders		0		(15,158,606)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	26,121	596,537	34,574	724,712
Class C	5,297	104,200	1,492	27,271
Administrator Class	99,746	2,237,146	793,124	13,930,309

		2,937,883		14,682,292

Reinvestment of distributions
Class A	0	0	271,522	6,024,365
Class C	0	0	8,155	153,322
Administrator Class	0	0	396,996	8,870,564

		0		15,048,251

Payment for shares redeemed
Class A	(198,579)	(4,467,509)	(430,823)	(9,283,399)
Class C	(5,240)	(102,205)	(10,993)	(204,548)
Administrator Class	(416,669)	(9,468,689)	(1,241,352)	(23,720,814)

		(14,038,403)		(33,208,761)

Net decrease in net assets resulting from capital share transactions		(11,100,520)		(3,478,218)

Total increase (decrease) in net assets		18,202,176		(10,326,254)

Net assets
Beginning of period		140,455,951		150,782,205

End of period		$158,658,127		$140,455,951

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Diversified Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.40	$21.36	$26.48	$29.37	$27.30	$32.37
Net investment income	0.04 [1]	0.11 [1]	0.18 [1]	0.16 [1]	0.13	0.16
Net realized and unrealized gains (losses) on investments	4.36	1.18	(0.55)	3.93	3.94	(1.55)

Total from investment operations	4.40	1.29	(0.37)	4.09	4.07	(1.39)
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.13)	(0.17)	(0.22)	(0.08)
Net realized gains	0.00	(2.08)	(4.62)	(6.81)	(1.78)	(3.60)

Total distributions to shareholders	0.00	(2.25)	(4.75)	(6.98)	(2.00)	(3.68)
Net asset value, end of period	$24.80	$20.40	$21.36	$26.48	$29.37	$27.30
Total return[2]	21.57%	5.27%	(0.57)%	14.68%	15.59%	(4.24)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.34%	1.39%	1.37%	1.38%	1.40%	1.41%
Net expenses[3]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income[3]	0.32%	0.52%	0.75%	0.55%	0.63%	0.60%
Supplemental data
Portfolio turnover rate[4]	58%	81%	91%	70%	90%	39%
Net assets, end of period (000s omitted)	$64,266	$56,387	$61,692	$69,766	$68,678	$67,597

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended November 30, 2020 (unaudited)	0.46%
Year ended May 31, 2020	0.51%
Year ended May 31, 2019	0.50%
Year ended May 31, 2018	0.53%
Year ended May 31, 2017	0.57%
Year ended May 31, 2016	0.59%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Diversified Equity Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.35	$18.45	$23.58	$26.86	$25.12	$30.22
Net investment loss	(0.04)	(0.04)[1]	(0.01)[1]	(0.05)[1]	(0.03)[1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	3.70	1.03	(0.50)	3.58	3.57	(1.45)

Total from investment operations	3.66	0.99	(0.51)	3.53	3.54	(1.50)
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00	(0.00)[2]	(0.02)	0.00
Net realized gains	0.00	(2.08)	(4.62)	(6.81)	(1.78)	(3.60)

Total distributions to shareholders	0.00	(2.09)	(4.62)	(6.81)	(1.80)	(3.60)
Net asset value, end of period	$21.01	$17.35	$18.45	$23.58	$26.86	$25.12
Total return[3]	21.10%	4.53%	(1.34)%	13.89%	14.71%	(4.96)%
Ratios to average net assets (annualized)
Gross expenses[4]	2.09%	2.14%	2.11%	2.13%	2.15%	2.16%
Net expenses[4]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment loss[4]	(0.43)%	(0.23)%	(0.04)%	(0.21)%	(0.13)%	(0.17)%
Supplemental data
Portfolio turnover rate[5]	58%	81%	91%	70%	90%	39%
Net assets, end of period (000s omitted)	$1,596	$1,317	$1,425	$2,245	$2,355	$2,846

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended November 30, 2020 (unaudited)	0.46%
Year ended May 31, 2020	0.51%
Year ended May 31, 2019	0.50%
Year ended May 31, 2018	0.53%
Year ended May 31, 2017	0.57%
Year ended May 31, 2016	0.59%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Diversified Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.53	$21.47	$26.60	$29.46	$27.38	$32.45
Net investment income	0.06 [1]	0.17	0.24 [1]	0.23 [1]	0.24 [1]	0.24
Net realized and unrealized gains (losses) on investments	4.39	1.20	(0.57)	3.95	3.91	(1.55)

Total from investment operations	4.45	1.37	(0.33)	4.18	4.15	(1.31)
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.18)	(0.23)	(0.29)	(0.16)
Net realized gains	0.00	(2.08)	(4.62)	(6.81)	(1.78)	(3.60)

Total distributions to shareholders	0.00	(2.31)	(4.80)	(7.04)	(2.07)	(3.76)
Net asset value, end of period	$24.98	$20.53	$21.47	$26.60	$29.46	$27.38
Total return[2]	21.68%	5.59%	(0.35)%	14.99%	15.86%	(3.98)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.26%	1.31%	1.29%	1.30%	1.32%	1.33%
Net expenses[3]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income[3]	0.57%	0.77%	1.00%	0.79%	0.87%	0.85%
Supplemental data
Portfolio turnover rate[4]	58%	81%	91%	70%	90%	39%
Net assets, end of period (000s omitted)	$92,796	$82,752	$87,665	$98,668	$119,893	$140,963

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended November 30, 2020 (unaudited)	0.46%
Year ended May 31, 2020	0.51%
Year ended May 31, 2019	0.50%
Year ended May 31, 2018	0.53%
Year ended May 31, 2017	0.57%
Year ended May 31, 2016	0.59%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Diversified Equity Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified Equity Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a fund-of-funds which seeks to achieve its investment objective by investing in various affiliated mutual funds employing a multi-style equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Fund invests in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolios are recorded on a trade basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses, and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

16  |  Wells Fargo Diversified Equity Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $137,526,871 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$21,350,379

Gross unrealized losses	0

Net unrealized gains	$21,350,379

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2020, the affiliated Master Portfolios were measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $158,877,250. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation

Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses

Wells Fargo International Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

The affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s

Wells Fargo Diversified Equity Fund  |  17

Notes to financial statements (unaudited)

operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.30%

Next $500 million	0.28

Next $2 billion	0.26

Next $2 billion	0.24

Next $5 billion	0.23

Over $10 billion	0.22

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class C shares, and 1.00% for Administrator Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $1,074 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

18  |  Wells Fargo Diversified Equity Fund

Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing in multiple affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $86,146,481 and $114,031,823, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

9. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Diversified Equity Fund  |  19

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20  |  Wells Fargo Diversified Equity Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Diversified Equity Fund  |  21

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

22  |  Wells Fargo Diversified Equity Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Diversified Equity Fund  |  23

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00740 01-20

SA281/SAR281 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo Emerging Growth Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Emerging Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Emerging Growth Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Emerging Growth Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Emerging Growth Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Emerging Growth Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®‡, CPA

Robert Gruendyke, CFA®‡*

David Nazaret, CFA®‡*

Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (WEMAX)	3-31-2008	38.55	17.63	14.93	47.00	19.03	15.61	1.35	1.28

Class C (WEMCX)	3-31-2008	44.99	18.14	14.76	45.99	18.14	14.76	2.10	2.03

Class R6 (WEGRX)[4]	7-31-2018	–	–	–	47.56	19.59	16.16	0.92	0.85

Administrator Class (WFGDX)	1-31-2007	–	–	–	47.05	19.14	15.77	1.27	1.20

Institutional Class (WEMIX)	3-31-2008	–	–	–	47.51	19.51	16.12	1.02	0.90

Russell 2000® Growth Index[5]	–	–	–	–	25.95	13.19	13.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Emerging Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[6]

Q2 Holdings Incorporated	3.10

Kinsale Capital Group Incorporated	2.94

Casella Waste Systems Incorporated Class A	2.78

Rapid7 Incorporated	2.70

ASGN Incorporated	2.64

iRhythm Technologies Incorporated	2.51

SPS Commerce Incorporated	2.47

Rexnord Corporation	2.42

Shockwave Medical Incorporated	2.11

Novanta Incorporated	2.07

Sector allocation as of November 30, 2020[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Mr. Gruendyke and Mr. Nazaret became portfolio managers of the Fund on July 28, 2020.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.28% for Class A, 2.03% for Class C, 0.85% for Class R6, 1.20% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]

Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[7]

Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Emerging Growth Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,382.73	$7.59	1.27%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.43	1.27%

Class C

Actual	$1,000.00	$1,378.23	$12.10	2.03%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	$10.25	2.03%

Class R6

Actual	$1,000.00	$1,384.94	$5.08	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%

Administrator Class

Actual	$1,000.00	$1,382.76	$7.17	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Institutional Class

Actual	$1,000.00	$1,384.28	$5.38	0.90%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Emerging Growth Fund

Portfolio of investments—November 30, 2020 (unaudited)

Value
Investment Companies: 100.36%

Affiliated Master Portfolio: 100.36%
Wells Fargo Emerging Growth Portfolio	$819,507,074

Total Investment Companies (Cost $458,351,848)	819,507,074

Total investments in securities (Cost $458,351,848)	100.36%	819,507,074

Other assets and liabilities, net	(0.36)	(2,946,306)

Total net assets	100.00%	$816,560,768

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Securities lending income allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Emerging Growth Portfolio	92%	96%	$103,174,672	$138,740,188	$997,824	$115,885	$2,004	$819,507,074	100.36%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  9

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $458,351,848)	$819,507,074
Receivable for Fund shares sold	1,441,729
Receivable from manager	36,934
Prepaid expenses and other assets	23,504

Total assets	821,009,241

Liabilities
Payable for Fund shares redeemed	4,195,692
Administration fees payable	94,100
Distribution fee payable	1,166
Trustees’ fees and expenses payable	1,031
Accrued expenses and other liabilities	156,484

Total liabilities	4,448,473

Total net assets	$816,560,768

Net assets consist of
Paid-in capital	$293,125,475
Total distributable earnings	523,435,293

Total net assets	$816,560,768

Computation of net asset value and offering price per share
Net assets – Class A	$199,318,877
Shares outstanding – Class A1	9,802,127
Net asset value per share – Class A	$20.33
Maximum offering price per share – Class A2	$21.57
Net assets – Class C	$1,976,306
Shares outstanding – Class C1	115,615
Net asset value per share – Class C	$17.09
Net assets – Class R6	$23,046,817
Shares outstanding – Class R6[1]	1,018,623
Net asset value per share – Class R6	$22.63
Net assets – Administrator Class	$26,225,575
Shares outstanding – Administrator Class[1]	1,239,080
Net asset value per share – Administrator Class	$21.17
Net assets – Institutional Class	$565,993,193
Shares outstanding – Institutional Class[1]	25,096,258
Net asset value per share – Institutional Class	$22.55

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Emerging Growth Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio	$997,824
Securities lending income allocated from affiliated Master Portfolio	115,885
Affiliated income allocated from affiliated Master Portfolio	2,004
Expenses allocated from affiliated Master Portfolio	(2,978,107)

Total investment income	(1,862,394)

Expenses
Management fee	183,640
Administration fees
Class A	180,205
Class C	1,904
Class R6	3,311
Administrator Class	15,235
Institutional Class	335,148
Shareholder servicing fees
Class A	214,134
Class C	2,263
Administrator Class	29,200
Distribution fee
Class C	6,788
Custody and accounting fees	14,053
Professional fees	15,831
Registration fees	37,070
Shareholder report expenses	43,549
Trustees’ fees and expenses	11,029
Other fees and expenses	7,957

Total expenses	1,101,317
Less: Fee waivers and/or expense reimbursements
Fund-level	(279,449)
Class A	(10,701)
Administrator Class	(4)
Institutional Class	(128,551)

Net expenses	682,612

Net investment loss	(2,545,006)

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	103,174,672
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	138,740,188

Net realized and unrealized gains (losses) on investments	241,914,860

Net increase in net assets resulting from operations	$239,369,854

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment loss		$(2,545,006)		$(5,696,248)
Net realized gains on investments		103,174,672		87,082,930
Net change in unrealized gains (losses) on investments		138,740,188		4,916,772

Net increase in net assets resulting from operations		239,369,854		86,303,454

Distributions to shareholders from net investment income and net realized gains
Class A		0		(7,796,239)
Class C		0		(97,557)
Class R6		0		(245,756)
Administrator Class		0		(1,143,908)
Institutional Class		0		(28,466,003)

Total distributions to shareholders		0		(37,749,463)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	164,800	2,821,041	270,025	3,503,910
Class C	8,691	133,350	14,056	158,468
Class R6	91,894	1,866,543	1,351,041	21,252,448
Administrator Class	102,737	1,876,789	185,559	2,546,018
Institutional Class	3,991,970	74,436,514	7,701,460	113,827,845

		81,134,237		141,288,689

Reinvestment of distributions
Class A	0	0	556,631	7,609,147
Class C	0	0	8,439	97,557
Class R6	0	0	16,154	244,735
Administrator Class	0	0	80,016	1,137,821
Institutional Class	0	0	1,832,144	27,683,692

		0		36,772,952

Payment for shares redeemed
Class A	(481,467)	(8,260,572)	(1,506,830)	(19,951,780)
Class C	(22,037)	(344,401)	(45,564)	(513,234)
Class R6	(264,384)	(5,497,178)	(177,590)	(2,654,701)
Administrator Class	(251,828)	(4,519,328)	(557,050)	(7,634,612)
Institutional Class	(7,845,230)	(148,006,505)	(19,569,429)	(282,480,504)

		(166,627,984)		(313,234,831)

Net decrease in net assets resulting from capital share transactions		(85,493,747)		(135,173,190)

Total increase (decrease) in net assets		153,876,107		(86,619,199)

Net assets
Beginning of period		662,684,661		749,303,860

End of period		$816,560,768		$662,684,661

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.71	$13.51	$17.04	$14.57	$12.55	$16.70
Net investment loss	(0.10)	(0.17)	(0.16)[1]	(0.15)	(0.10)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	5.72	2.13	(0.19)	4.57	2.96	(2.28)

Total from investment operations	5.62	1.96	(0.35)	4.42	2.86	(2.41)
Distributions to shareholders from
Net realized gains	0.00	(0.76)	(3.18)	(1.95)	(0.84)	(1.74)
Net asset value, end of period	$20.33	$14.71	$13.51	$17.04	$14.57	$12.55
Total return[2]	38.27%	14.97%	(0.84)%	32.91%	23.39%	(14.94)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.36%	1.36%	1.35%	1.36%	1.36%	1.35%
Net expenses[3]	1.27%	1.27%	1.29%	1.35%	1.35%	1.35%
Net investment loss[3]	(0.96)%	(1.08)%	(1.06)%	(1.01)%	(0.72)%	(0.92)%
Supplemental data
Portfolio turnover rate[4]	25%	55%	71%	47%	115%	68%
Net assets, end of period (000s omitted)	$199,319	$148,866	$145,898	$153,526	$129,724	$127,154

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%
Year ended May 31, 2016	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.40	$11.58	$15.19	$13.28	$11.58	$15.67
Net investment loss	(0.13)[1]	(0.21)[1]	(0.25)[1]	(0.25)[1]	(0.19)[1]	(0.21)
Net realized and unrealized gains (losses) on investments	4.82	1.79	(0.18)	4.11	2.73	(2.14)

Total from investment operations	4.69	1.58	(0.43)	3.86	2.54	(2.35)
Distributions to shareholders from
Net realized gains	0.00	(0.76)	(3.18)	(1.95)	(0.84)	(1.74)
Net asset value, end of period	$17.09	$12.40	$11.58	$15.19	$13.28	$11.58
Total return[2]	37.82%	14.16%	(1.55)%	31.82%	22.56%	(15.59)%
Ratios to average net assets (annualized)
Gross expenses[3]	2.11%	2.11%	2.10%	2.11%	2.11%	2.10%
Net expenses[3]	2.03%	2.03%	2.04%	2.10%	2.10%	2.10%
Net investment loss[3]	(1.73)%	(1.84)%	(1.78)%	(1.76)%	(1.46)%	(1.70)%
Supplemental data
Portfolio turnover rate[4]	25%	55%	71%	47%	115%	68%
Net assets, end of period (000s omitted)	$1,976	$1,599	$1,761	$4,190	$3,328	$3,815

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%
Year ended May 31, 2016	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS R6		2020	2019[1]
Net asset value, beginning of period	$16.34	$14.86	$18.70
Net investment loss	(0.05)[2]	(0.10)[2]	(0.07)[2]
Net realized and unrealized gains (losses) on investments	6.34	2.34	(0.59)

Total from investment operations	6.29	2.24	(0.66)
Distributions to shareholders from
Net realized gains	0.00	(0.76)	(3.18)
Net asset value, end of period	$22.63	$16.34	$14.86
Total return[3]	38.49%	15.51%	(2.35)%
Ratios to average net assets (annualized)
Gross expenses[4]	0.93%	0.93%	0.92%
Net expenses[4]	0.85%	0.85%	0.85%
Net investment loss[4]	(0.27)%	(0.67)%	(0.51)%
Supplemental data
Portfolio turnover rate[5]	25%	55%	71%
Net assets, end of period (000s omitted)	$23,047	$19,458	$22

[1]	For the period from July, 31, 2018 (commencement of class operations) to May 31, 2019

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019[1]	0.81%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.31	$14.02	$17.54	$14.93	$12.82	$17.00
Net investment loss	(0.08)[1]	(0.14)[1]	(0.15)[1]	(0.14)[1]	(0.07)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	5.94	2.19	(0.19)	4.70	3.02	(2.32)

Total from investment operations	5.86	2.05	(0.34)	4.56	2.95	(2.44)
Distributions to shareholders from
Net realized gains	0.00	(0.76)	(3.18)	(1.95)	(0.84)	(1.74)
Net asset value, end of period	$21.17	$15.31	$14.02	$17.54	$14.93	$12.82
Total return[2]	38.28%	15.07%	(0.75)%	33.06%	23.60%	(14.80)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.28%	1.28%	1.27%	1.28%	1.26%	1.23%
Net expenses[3]	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss[3]	(0.45)%	(1.01)%	(0.94)%	(0.86)%	(0.48)%	(0.80)%
Supplemental data
Portfolio turnover rate[4]	25%	55%	71%	47%	115%	68%
Net assets, end of period (000s omitted)	$26,226	$21,250	$23,549	$52,335	$50,865	$99,792

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%
Year ended May 31, 2016	0.80%

[3]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.29	$14.83	$18.30	$15.46	$13.20	$17.40
Net investment loss	(0.06)[1]	(0.11)[1]	(0.13)	(0.09)	(0.04)[1]	(0.07)
Net realized and unrealized gains (losses) on investments	6.32	2.33	(0.16)	4.88	3.14	(2.39)

Total from investment operations	6.26	2.22	(0.29)	4.79	3.10	(2.46)
Distributions to shareholders from
Net realized gains	0.00	(0.76)	(3.18)	(1.95)	(0.84)	(1.74)
Net asset value, end of period	$22.55	$16.29	$14.83	$18.30	$15.46	$13.20
Total return[2]	38.43%	15.40%	(0.42)%	33.44%	24.08%	(14.62)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.03%	1.03%	1.02%	1.03%	1.03%	1.01%
Net expenses[3]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss[3]	(0.30)%	(0.71)%	(0.67)%	(0.56)%	(0.24)%	(0.50)%
Supplemental data
Portfolio turnover rate[4]	25%	55%	71%	47%	115%	68%
Net assets, end of period (000s omitted)	$565,993	$471,512	$578,073	$606,729	$534,846	$583,843

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%
Year ended May 31, 2016	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Growth Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Wells Fargo Emerging Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. As of November 30, 2020, the Fund owned 96% of Wells Fargo Emerging Growth Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2020 are included in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Wells Fargo Emerging Growth Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $461,061,497 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$358,445,577

Gross unrealized losses	0

Net unrealized gains	$358,445,577

As of May 31, 2020, the Fund had a qualified late-year ordinary loss of $2,330,946 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2020, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation	$819,507,074

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Wells Fargo Emerging Growth Fund  |  19

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense cap. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 1.28% for Class A shares, 2.03% for Class C shares, 0.85% for Class R6 shares, 1.20% for Administrator Class shares, and 0.90% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $674 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $183,831,940 and $297,634,813, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

20  |  Wells Fargo Emerging Growth Fund

Notes to financial statements (unaudited)

7. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the health care and information technology sectors.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REDEMPTION IN-KIND

After the close of business on March 31, 2020, the Fund redeemed assets through an in-kind redemption. In the redemption transaction, the Fund transferred securities with a value of $32,967,178 and cash in the amount o $95,186. The Fund recognized losses in the amount of $7,498,217. The redemption in-kind by a shareholder of the Institutional Class represented 5.89% of the Fund and is reflected on the Statement of Changes in Net Assets.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Emerging Growth Fund  |  21

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 98.56%

Communication Services: 1.58%

Interactive Media & Services: 0.28%
EverQuote Incorporated Class A †	64,826	$2,441,347

Media: 1.30%
Cardlytics Incorporated †	93,585	11,106,668

Consumer Discretionary: 14.33%

Auto Components: 1.04%
Fox Factory Holding Corporation †	102,788	8,970,309

Hotels, Restaurants & Leisure: 2.64%
GAN Limited «†	62,341	1,013,041
Papa John’s International Incorporated	114,600	9,209,256
Wingstop Incorporated	97,808	12,451,936

		22,674,233

Household Durables: 1.46%
Purple Innovation Incorporated †	419,947	12,522,820

Internet & Direct Marketing Retail: 2.44%
Carparts.com Incorporated «†	361,350	5,445,545
Fiverr International Limited †	77,241	15,473,690

		20,919,235

Leisure Products: 1.48%
YETI Holdings Incorporated †	200,880	12,689,590

Specialty Retail: 3.00%
Boot Barn Holdings Incorporated †	335,275	13,833,447
Leslie’s Incorporated †	92,219	1,908,011
Lithia Motors Incorporated Class A	34,472	9,972,750

		25,714,208

Textiles, Apparel & Luxury Goods: 2.27%
Crocs Incorporated †	220,400	12,979,356
Deckers Outdoor Corporation †	25,523	6,497,901

		19,477,257

Consumer Staples: 4.23%

Beverages: 0.66%
Celsius Holdings Incorporated †	174,800	5,637,300

Food & Staples Retailing: 0.79%
Grocery Outlet Holding Corporation †	76,215	2,943,423
The Chef’s Warehouse Incorporated †	164,945	3,801,158

		6,744,581

Food Products: 2.78%
Freshpet Incorporated †	118,448	16,213,162
Vital Farms Incorporated «†	258,661	7,666,712

		23,879,874

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Emerging Growth Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Financials: 6.32%

Capital Markets: 1.59%
Assetmark Financial Holdings †	193,934	$4,611,751
Stifel Financial Corporation	131,154	9,088,972

		13,700,723

Consumer Finance: 0.95%
LendingTree Incorporated †	31,797	8,126,677

Insurance: 3.78%
Goosehead Insurance Incorporated Class A	47,921	5,899,554
Kinsale Capital Group Incorporated	104,677	25,139,228
Lemonade Incorporated «†	20,211	1,400,016

		32,438,798

Health Care: 31.37%

Biotechnology: 11.18%
Arcutis Biotherapeutics Incorporated †	297,451	8,066,871
Arena Pharmaceuticals Incorporated †	83,102	5,473,929
Biohaven Pharmaceutical Holding Company Limited †	41,266	3,670,611
CareDx Incorporated †	105,553	6,034,465
Castle Biosciences Incorporated †	257,871	12,264,345
Chemocentryx Incorporated †	42,650	2,352,148
Deciphera Pharmaceuticals Incorporated †	13,500	834,300
Emergent BioSolutions Incorporated †	41,598	3,408,124
Fate Therapeutics Incorporated †	55,312	3,233,816
Halozyme Therapeutics Incorporated †	315,730	12,345,043
Invitae Corporation †	177,394	8,807,612
Natera Incorporated †	180,858	15,964,336
Vericel Corporation †	526,793	13,454,293

		95,909,893

Health Care Equipment & Supplies: 10.74%
Acutus Medical Incorporated «†	174,325	4,954,317
iRhythm Technologies Incorporated †	87,833	21,476,047
Mesa Laboratories Incorporated	14,459	3,929,378
Orthopediatrics Corporation †	185,996	8,511,177
Outset Medical Incorporated †	75,026	4,801,664
Pulmonx Corporation †	103,099	5,587,966
Shockwave Medical Incorporated †	184,620	18,061,375
SI-BONE Incorporated †	354,753	8,216,079
Silk Road Medical Incorporated †	70,144	4,019,251
Tactile Systems Technology Class I †	7,954	342,897
Tandem Diabetes Care Incorporated †	59,145	5,552,533
Vapotherm Incorporated †	265,307	6,675,124

		92,127,808

Health Care Providers & Services: 1.54%
Addus Homecare Corporation †	133,281	13,228,139

Health Care Technology: 2.59%
Inspire Medical Systems Incorporated †	63,769	11,844,454
Phreesia Incorporated †	234,893	10,372,875

		22,217,329

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Portfolio  |  23

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Life Sciences Tools & Services: 3.84%
Adaptive Biotechnologies Corporation †	68,417	$3,299,068
Codexis Incorporated †	816,932	15,129,581
Neogenomics Incorporated †	305,204	14,521,606

		32,950,255

Pharmaceuticals: 1.48%
Pacira Pharmaceuticals Incorporated †	162,280	9,832,545
Revance Therapeutics Incorporated †	116,980	2,823,897

		12,656,442

Industrials: 13.27%

Aerospace & Defense: 2.48%
Kratos Defense & Security Solutions Incorporated †	419,110	8,872,559
Mercury Systems Incorporated †	174,108	12,399,972

		21,272,531

Building Products: 0.12%
The AZEK Company Incorporated †	28,277	1,010,054

Commercial Services & Supplies: 2.77%
Casella Waste Systems Incorporated Class A †	395,031	23,772,966

Construction & Engineering: 0.05%
Construction Partners Incorporated Class A †	17,461	459,224

Electrical Equipment: 0.47%
Bloom Energy Corporation Class A †	164,005	4,021,403

Machinery: 2.41%
Rexnord Corporation	551,914	20,702,294

Professional Services: 2.63%
ASGN Incorporated †	288,961	22,590,971

Road & Rail: 1.26%
Marten Transport Limited	118,097	2,082,050
Saia Incorporated †	49,761	8,685,285

		10,767,335

Trading Companies & Distributors: 1.08%
SiteOne Landscape Supply Incorporated †	67,147	9,273,001

Information Technology: 25.51%

Electronic Equipment, Instruments & Components: 2.06%
Novanta Incorporated †	147,587	17,707,488

IT Services: 2.54%
Endava plc Sponsored ADR †	138,684	8,707,968
EVO Payments Incorporated Class A †	447,912	11,260,508
LiveRamp Holdings Incorporated †	31,687	1,854,006

		21,822,482

Semiconductors & Semiconductor Equipment: 3.82%
Allegro Microsystems Incorporated †	224,047	5,365,926
Diodes Incorporated †	156,311	10,622,896

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Emerging Growth Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

		Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Semtech Corporation †		198,331	$13,381,393
Silicon Laboratories Incorporated †		28,599	3,352,089

			32,722,304

Software: 17.09%
Envestnet Incorporated †		193,597	15,538,095
Everbridge Incorporated †		57,211	7,262,364
Jamf Holding Corporation †		131,168	4,158,026
Mimecast Limited †		158,711	7,138,821
Q2 Holdings Incorporated †		233,685	26,492,868
Rapid7 Incorporated †		308,255	23,100,630
Sprout Social Incorporated Class A †		297,551	15,288,170
SPS Commerce Incorporated †		204,531	21,081,010
Sumo Logic Incorporated «†		173,978	4,558,224
Talend SA ADR †		382,443	14,353,086
Vertex Incorporated Class A †		129,531	3,269,362
Workiva Incorporated †		57,600	4,319,424

			146,560,080

Real Estate: 1.45%

Equity REITs: 1.45%
Community Healthcare Trust Incorporated		136,080	6,145,373
QTS Realty Trust Incorporated Class A		106,100	6,303,401

			12,448,774

Utilities: 0.50%

Independent Power & Renewable Electricity Producers: 0.50%
Sunnova Energy International †		105,305	4,265,901

Total Common Stocks (Cost $439,330,421)			845,530,294

	Yield
Short-Term Investments: 3.20%

Investment Companies: 3.20%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	13,007,270	13,007,270
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02	14,413,892	14,413,892

Total Short-Term Investments (Cost $27,421,162)			27,421,162

Total investments in securities (Cost $466,751,583)	101.76%	872,951,456

Other assets and liabilities, net	(1.76)	(15,080,145)

Total net assets	100.00%	$857,871,311

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Portfolio  |  25

Portfolio of investments—November 30, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Shares proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$99,850,892	$(86,843,622)	$0	$0	$13,007,270		13,007,270	$8,048	#
Wells Fargo Government Money Market Fund Select Class	10,065,569	140,673,038	(136,324,715)	0	0	14,413,892		14,413,892	2,174

				$0	$0	$27,421,162	3.20%		$10,222

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Emerging Growth Portfolio

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities, (including $12,699,325 of securities loaned), at value (cost $439,330,421)	$845,530,294
Investments in affiliated securities, at value (cost $27,421,162)	27,421,162
Receivable for investments sold	517,748
Receivable for dividends	581,168
Receivable for securities lending income, net	44,102
Prepaid expenses and other assets	15,948

Total assets	874,110,422

Liabilities
Payable upon receipt of securities loaned	13,007,270
Payable for investments purchased	2,657,628
Advisory fee payable	532,781
Accrued expenses and other liabilities	41,432

Total liabilities	16,239,111

Total net assets	$857,871,311

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Portfolio  |  27

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends	$1,059,268
Securities lending income from affiliates, net	124,400
Income from affiliated securities	2,174

Total investment income	1,185,842

Expenses
Advisory fee	3,141,475
Custody and accounting fees	26,681
Professional fees	23,943
Shareholder report expenses	3,427
Trustees’ fees and expenses	9,585
Other fees and expenses	16,521

Net expenses	3,221,632

Net investment loss	(2,035,790)

Realized and unrealized gains (losses) on investments
Net realized gains on investments	111,813,045
Net change in unrealized gains (losses) on investments	147,601,505

Net realized and unrealized gains (losses) on investments	259,414,550

Net increase in net assets resulting from operations	$257,378,760

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Emerging Growth Portfolio

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020

Operations
Net investment loss	$(2,035,790)	$(4,861,375)
Net realized gains on investments	111,813,045	95,687,152
Net change in unrealized gains (losses) on investments	147,601,505	7,683,217

Net increase in net assets resulting from operations	257,378,760	98,508,994

Capital transactions
Transactions in investors’ beneficial interests
Contributions	40,187,039	65,548,053
Withdrawals	(163,115,183)	(260,126,766)

Net decrease in net assets resulting from capital transactions	(122,928,144)	(194,578,713)

Total increase (decrease) in net assets	134,450,616	(96,069,719)

Net assets
Beginning of period	723,420,695	819,490,414

End of period	$857,871,311	$723,420,695

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Portfolio  |  29

Financial highlights

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Total return[1]	38.55%	15.49%	(0.28)%	33.60%	23.97%	(14.47)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.80%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.80%
Net investment loss	(0.51)%	(0.62)%	(0.57)%	(0.47)%	(0.15)%	(0.40)%
Supplemental data
Portfolio turnover rate	25%	55%	71%	47%	115%	66%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Emerging Growth Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Wells Fargo Emerging Growth Portfolio  |  31

Notes to financial statements (unaudited)

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $460,907,255 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$413,194,476

Gross unrealized losses	(1,150,275)

Net unrealized gains	$412,044,201

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$13,548,015	$0	$0	$13,548,015

Consumer discretionary	122,967,652	0	0	122,967,652

Consumer staples	36,261,755	0	0	36,261,755

Financials	54,266,198	0	0	54,266,198

Health care	269,089,866	0	0	269,089,866

Industrials	113,869,779	0	0	113,869,779

Information technology	218,812,354	0	0	218,812,354

Real estate	12,448,774	0	0	12,448,774

Utilities	4,265,901	0	0	4,265,901

Short-term investments

Investment companies	27,421,162	0	0	27,421,162

Total assets	$872,951,456	$0	$0	$872,951,456

32  |  Wells Fargo Emerging Growth Portfolio

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.800%

Next $500 million	0.775

Next $1 billion	0.750

Next $1 billion	0.725

Next $1 billion	0.700

Over $4 billion	0.680

For the six months ended November 30, 2020, the advisory fee was equivalent to an annual rate of 0.79% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $192,437,811 and $311,568,229, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

Wells Fargo Emerging Growth Portfolio  |  33

Notes to financial statements (unaudited)

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2020, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$1,172,371	$(1,172,371)	$0

Barclays Capital Inc.	2,887,796	(2,887,796)	0

BMO Capital Markets Corp.	229,554	(229,554)	0

Morgan Stanley & Co. LLC	5,090,417	(5,090,417)	0

National Financial Services LLC	2,678,487	(2,678,487)	0

UBS Securities LLC	640,700	(640,700)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Portfolio under the agreement.

8. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the portfolio concentrated its portfolio in investments related to the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets. The value of the Portfolio and the securities in which the Portfolio invests have generally been adversely affected by impacts caused by COVID-19.

34  |  Wells Fargo Emerging Growth Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Emerging Growth Fund  |  35

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36  |  Wells Fargo Emerging Growth Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Emerging Growth Fund  |  37

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

38  |  Wells Fargo Emerging Growth Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00728 01-20

SA282/SAR282 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo Index Fund

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Index Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Index Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Index Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Index Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Index Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of S&P 500 Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

John R. Campbell, CFA®‡

David Neal, CFA®‡

Robert M. Wicentowski, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (WFILX)	11-4-1998	9.92	12.08	12.93	16.62	13.42	13.60	0.67	0.45

Class C (WFINX)	4-30-1999	14.88	12.60	12.77	15.88	12.60	12.77	1.42	1.20

Administrator Class (WFIOX)	2-14-1985	–	–	–	16.84	13.64	13.89	0.44	0.25

S&P 500 Index[4]	–	–	–	–	17.46	13.99	14.19	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Index Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[5]

Apple Incorporated	6.41

Microsoft Corporation	5.43

Amazon.com Incorporated	4.52

Facebook Incorporated Class A	2.23

Alphabet Incorporated Class A	1.77

Alphabet Incorporated Class C	1.73

Berkshire Hathaway Incorporated Class B	1.52

Johnson & Johnson	1.28

JPMorgan Chase & Company	1.20

Visa Incorporated Class A	1.19

Sector allocation as of November 30, 2020[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.45% for Class A, 1.20% for Class C, and 0.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]

Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[6]

Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Index Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,197.24	$2.42	0.44%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$2.23	0.44%

Class C

Actual	$1,000.00	$1,194.27	$6.60	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Administrator Class

Actual	$1,000.00	$1,198.34	$1.38	0.25%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Index Fund

Portfolio of investments—November 30, 2020 (unaudited)

Value
Investment Companies: 99.99%

Affiliated Master Portfolio: 99.99%
Wells Fargo Index Portfolio	$1,151,991,172

Total Investment Companies (Cost $119,440,327)	1,151,991,172

Total investments in securities (Cost $119,440,327)	99.99%	1,151,991,172

Other assets and liabilities, net	0.01	99,883

Total net assets	100.00%	$1,152,091,055

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Index Portfolio	97%	97%	$38,936,485	$149,843,674	$8,993,254	$40,012	$1,151,991,172	99.99%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Fund  |  9

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $119,440,327)	$1,151,991,172
Receivable for Fund shares sold	1,208,775
Receivable from manager	85,300
Prepaid expenses and other assets	15,541

Total assets	1,153,300,788

Liabilities
Payable for Fund shares redeemed	703,995
Administration fees payable	170,044
Distribution fee payable	8,747
Shareholder servicing fees payable	185,448
Trustees’ fees and expenses payable	1,066
Accrued expenses and other liabilities	140,433

Total liabilities	1,209,733

Total net assets	$1,152,091,055

Net assets consist of
Paid-in capital	$(28,615,077)
Total distributable earnings	1,180,706,132

Total net assets	$1,152,091,055

Computation of net asset value and offering price per share
Net assets – Class A	$751,580,999
Shares outstanding – Class A1	15,212,061
Net asset value per share – Class A	$49.41
Maximum offering price per share – Class A2	$52.42
Net assets – Class C	$13,793,123
Shares outstanding – Class C1	275,643
Net asset value per share – Class C	$50.04
Net assets – Administrator Class	$386,716,933
Shares outstanding – Administrator Class[1]	7,656,720
Net asset value per share – Administrator Class	$50.51

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Index Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $44,595)	$8,993,254
Affiliated income allocated from affiliated Master Portfolio	40,012
Expenses allocated from affiliated Master Portfolio	(621,379)

Total investment income	8,411,877

Expenses
Management fee	272,084
Administration fees
Class A	743,778
Class C	16,116
Administrator Class	237,008
Shareholder servicing fees
Class A	885,449
Class C	19,140
Administrator Class	168,231
Distribution fee
Class C	57,322
Custody and accounting fees	37,413
Professional fees	16,543
Registration fees	50,137
Shareholder report expenses	36,613
Trustees’ fees and expenses	11,029
Other fees and expenses	91,072

Total expenses	2,641,935
Less: Fee waivers and/or expense reimbursements
Fund-level	(976,860)
Class A	(176,606)
Class C	(4,761)
Administrator Class	(1,051)

Net expenses	1,482,654

Net investment income	6,929,232

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	38,936,485
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	149,843,674

Net realized and unrealized gains (losses) on investments	188,780,159

Net increase in net assets resulting from operations	$195,709,391

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$6,929,232		$17,076,939
Net realized gains on investments		38,936,485		181,564,933
Net change in unrealized gains (losses) on investments		149,843,674		(64,676,797)

Net increase in net assets resulting from operations		195,709,391		133,965,075

Distributions to shareholders from net investment income and net realized gains
Class A		0		(189,301,116)
Class C		0		(4,981,676)
Administrator Class		0		(116,506,789)

Total distributions to shareholders		0		(310,789,581)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	250,003	11,360,686	732,292	32,317,931
Class C	3,811	171,832	57,399	2,669,398
Administrator Class	482,053	22,482,960	1,814,601	90,665,958

		34,015,478		125,653,287

Reinvestment of distributions
Class A	0	0	4,215,720	183,009,568
Class C	0	0	89,742	3,933,010
Administrator Class	0	0	2,338,163	103,711,408

		0		290,653,986

Payment for shares redeemed
Class A	(1,033,770)	(46,963,534)	(2,625,376)	(122,456,063)
Class C	(112,451)	(5,195,943)	(145,585)	(6,654,277)
Administrator Class	(978,295)	(45,286,703)	(5,173,988)	(247,150,828)

		(97,446,180)		(376,261,168)

Net increase (decrease) in net assets resulting from capital share transactions		(63,430,702)		40,046,105

Total increase (decrease) in net assets		132,278,689		(136,778,401)

Net assets
Beginning of period		1,019,812,366		1,156,590,767

End of period		$1,152,091,055		$1,019,812,366

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Index Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$41.27	$49.48	$63.35	$66.85	$62.85	$67.32
Net investment income	0.27	0.65	0.82	0.99 [1]	1.05	0.81
Net realized and unrealized gains (losses) on investments	7.87	5.82	0.54	7.99	9.09	(0.17)

Total from investment operations	8.14	6.47	1.36	8.98	10.14	0.64
Distributions to shareholders from
Net investment income	0.00	(0.67)	(0.90)	(1.02)	(1.16)	(1.08)
Net realized gains	0.00	(14.01)	(14.33)	(11.46)	(4.98)	(4.03)

Total distributions to shareholders	0.00	(14.68)	(15.23)	(12.48)	(6.14)	(5.11)
Net asset value, end of period	$49.41	$41.27	$49.48	$63.35	$66.85	$62.85
Total return[2]	19.72%	12.02%	3.32%	13.87%	16.94%	1.24%
Ratios to average net assets (annualized)
Gross expenses[3]	0.67%	0.67%	0.65%	0.63%	0.62%	0.63%
Net expenses[3]	0.44%	0.44%	0.45%	0.45%	0.45%	0.48%
Net investment income[3]	1.22%	1.47%	1.51%	1.49%	1.68%	1.78%
Supplemental data
Portfolio turnover rate[4]	2%	3%	4%	3%	9%	4%
Net assets, end of period (000s omitted)	$751,581	$660,101	$676,511	$702,866	$684,004	$639,496

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016	0.10%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$41.90	$50.02	$63.67	$67.11	$63.12	$67.55
Net investment income	0.10 [1]	0.30	0.46 [1]	0.50 [1]	0.66	0.62 [1]
Net realized and unrealized gains (losses) on investments	8.04	5.84	0.52	8.00	9.02	(0.45)

Total from investment operations	8.14	6.14	0.98	8.50	9.68	0.17
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.30)	(0.48)	(0.71)	(0.57)
Net realized gains	0.00	(14.01)	(14.33)	(11.46)	(4.98)	(4.03)

Total distributions to shareholders	0.00	(14.26)	(14.63)	(11.94)	(5.69)	(4.60)
Net asset value, end of period	$50.04	$41.90	$50.02	$63.67	$67.11	$63.12
Total return[2]	19.43%	11.17%	2.54%	13.02%	16.07%	0.48%
Ratios to average net assets (annualized)
Gross expenses[3]	1.41%	1.42%	1.39%	1.38%	1.37%	1.38%
Net expenses[3]	1.20%	1.20%	1.20%	1.20%	1.20%	1.24%
Net investment income[3]	0.45%	0.72%	0.77%	0.72%	0.93%	0.99%
Supplemental data
Portfolio turnover rate[4]	2%	3%	4%	3%	9%	4%
Net assets, end of period (000s omitted)	$13,793	$16,103	$19,146	$66,117	$67,691	$79,858

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016	0.10%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Index Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$42.15	$50.24	$64.04	$67.43	$63.33	$67.80
Net investment income	0.40	0.81	1.02 [1]	1.26	1.41	1.31
Net realized and unrealized gains (losses) on investments	7.96	5.85	0.48	7.94	8.94	(0.51)

Total from investment operations	8.36	6.66	1.50	9.20	10.35	0.80
Distributions to shareholders from
Net investment income	0.00	(0.74)	(0.97)	(1.13)	(1.27)	(1.24)
Net realized gains	0.00	(14.01)	(14.33)	(11.46)	(4.98)	(4.03)

Total distributions to shareholders	0.00	(14.75)	(15.30)	(12.59)	(6.25)	(5.27)
Net asset value, end of period	$50.51	$42.15	$50.24	$64.04	$67.43	$63.33
Total return[2]	19.83%	12.25%	3.52%	14.10%	17.18%	1.49%
Ratios to average net assets (annualized)
Gross expenses[3]	0.43%	0.44%	0.41%	0.40%	0.39%	0.40%
Net expenses[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income[3]	1.41%	1.67%	1.72%	1.70%	1.88%	1.97%
Supplemental data
Portfolio turnover rate[4]	2%	3%	4%	3%	9%	4%
Net assets, end of period (000s omitted)	$386,717	$343,609	$460,934	$829,004	$1,151,522	$1,502,276

[1]	Calculated based upon average shares outstanding

[2]	Return for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016	0.10%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Index Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Wells Fargo Index Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. As of November 30, 2020, the Fund owned 97% of Wells Fargo Index Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2020 are included in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

16  |  Wells Fargo Index Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $124,152,783 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,027,838,389

Gross unrealized losses	0

Net unrealized gains	$1,027,838,389

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2020, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses	$1,151,991,172

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Wells Fargo Index Fund  |  17

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.45% for Class A shares, 1.20% for Class C shares, and 0.25% for Administrator Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $1,353 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $13,212,871 and $60,074,117, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

18  |  Wells Fargo Index Fund

Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risk results from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the information technology sector.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

12. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Index Fund  |  19

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 97.31%

Communication Services: 10.73%

Diversified Telecommunication Services: 1.51%
AT&T Incorporated	275,041	$7,907,429
CenturyLink Incorporated	38,131	398,469
Verizon Communications Incorporated	159,738	9,649,773

		17,955,671

Entertainment: 1.98%
Activision Blizzard Incorporated	29,796	2,368,186
Electronic Arts Incorporated	11,148	1,424,157
Live Nation Entertainment Incorporated †	5,486	360,156
Netflix Incorporated †	17,024	8,353,677
Take-Two Interactive Software Incorporated †	4,414	796,771
The Walt Disney Company	69,757	10,324,734

		23,627,681

Interactive Media & Services: 5.66%
Alphabet Incorporated Class A †	11,599	20,349,286
Alphabet Incorporated Class C †	11,333	19,954,466
Facebook Incorporated Class A †	92,811	25,705,863
Twitter Incorporated †	30,532	1,420,043

		67,429,658

Media: 1.33%
Charter Communications Incorporated Class A †	5,774	3,764,590
Comcast Corporation Class A	175,975	8,840,984
Discovery Incorporated Class A †	6,184	166,411
Discovery Incorporated Class C †	11,950	287,039
DISH Network Corporation Class A †	9,524	341,626
Fox Corporation Class A	13,267	382,620
Fox Corporation Class B	6,047	171,614
Interpublic Group of Companies Incorporated	15,052	335,359
News Corporation Class A	15,016	265,032
News Corporation Class B	4,701	83,725
Omnicom Group Incorporated	8,294	522,522
ViacomCBS Incorporated Class B	21,763	767,799

		15,929,321

Wireless Telecommunication Services: 0.25%
T-Mobile US Incorporated †	22,458	2,985,567

Consumer Discretionary: 11.03%

Auto Components: 0.14%
Aptiv plc	10,424	1,237,329
BorgWarner Incorporated	9,436	366,589

		1,603,918

Automobiles: 0.29%
Ford Motor Company	150,840	1,369,627
General Motors Company	48,614	2,131,238

		3,500,865

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Distributors: 0.12%
Genuine Parts Company	5,569	$547,823
LKQ Corporation †	10,807	380,623
Pool Corporation	1,547	535,432

		1,463,878

Hotels, Restaurants & Leisure: 1.64%
Carnival Corporation	19,992	399,440
Chipotle Mexican Grill Incorporated †	1,080	1,392,584
Darden Restaurants Incorporated	5,021	542,168
Domino’s Pizza Incorporated	1,519	596,314
Hilton Worldwide Holdings Incorporated	10,705	1,109,359
Las Vegas Sands Corporation	12,678	706,291
Marriott International Incorporated Class A	10,266	1,302,447
McDonald’s Corporation	28,724	6,245,747
MGM Resorts International	15,805	446,491
Norwegian Cruise Line Holdings Limited †	12,184	278,648
Royal Caribbean Cruises Limited	6,878	542,055
Starbucks Corporation	45,126	4,423,251
Wynn Resorts Limited	3,747	376,574
Yum! Brands Incorporated	11,635	1,230,983

		19,592,352

Household Durables: 0.40%
D.R. Horton Incorporated	12,776	951,812
Garmin Limited	5,758	672,304
Leggett & Platt Incorporated	5,111	220,284
Lennar Corporation Class A	10,601	804,192
Mohawk Industries Incorporated †	2,309	290,541
Newell Brands Incorporated	14,577	309,907
NVR Incorporated †	134	535,622
PulteGroup Incorporated	10,352	451,658
Whirlpool Corporation	2,405	468,037

		4,704,357

Internet & Direct Marketing Retail: 4.86%
Amazon.com Incorporated †	16,435	52,066,737
Booking Holdings Incorporated †	1,581	3,206,979
eBay Incorporated	25,666	1,294,336
Etsy Incorporated †	4,606	740,184
Expedia Group Incorporated	5,238	652,079

		57,960,315

Leisure Products: 0.04%
Hasbro Incorporated	4,919	457,615

Multiline Retail: 0.55%
Dollar General Corporation	9,613	2,101,210
Dollar Tree Incorporated †	9,161	1,000,748
Target Corporation	19,325	3,469,417

		6,571,375

Specialty Retail: 2.27%
Advance Auto Parts Incorporated	2,669	394,211
AutoZone Incorporated †	902	1,026,160
Best Buy Company Incorporated	8,892	967,450

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  21

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Specialty Retail (continued)
CarMax Incorporated †	6,295	$588,457
L Brands Incorporated	9,011	349,717
Lowe’s Companies Incorporated	29,173	4,545,737
O’Reilly Automotive Incorporated †	2,859	1,264,936
Ross Stores Incorporated	13,739	1,477,217
The Gap Incorporated	7,932	166,255
The Home Depot Incorporated	41,554	11,527,495
The TJX Companies Incorporated	46,286	2,939,624
Tiffany & Company	4,170	548,272
Tractor Supply Company	4,487	631,814
Ulta Beauty Incorporated †	2,174	598,720

		27,026,065

Textiles, Apparel & Luxury Goods: 0.72%
HanesBrands Incorporated	13,440	190,848
Nike Incorporated Class B	48,055	6,473,009
PVH Corporation	2,738	217,644
Ralph Lauren Corporation	1,859	159,409
Tapestry Incorporated	10,664	302,004
Under Armour Incorporated Class A †	7,278	120,596
Under Armour Incorporated Class C †	7,507	109,227
VF Corporation	12,334	1,028,656

		8,601,393

Consumer Staples: 6.60%

Beverages: 1.58%
Brown-Forman Corporation Class B	7,046	568,330
Constellation Brands Incorporated Class A	6,486	1,335,078
Molson Coors Brewing Company Class B	7,259	333,914
Monster Beverage Corporation †	14,251	1,208,200
PepsiCo Incorporated	53,450	7,709,094
The Coca-Cola Company	149,232	7,700,371

		18,854,987

Food & Staples Retailing: 1.54%
Costco Wholesale Corporation	17,044	6,677,328
Sysco Corporation	19,631	1,399,494
The Kroger Company	30,030	990,990
Walgreens Boots Alliance Incorporated	27,764	1,055,310
Walmart Incorporated	53,601	8,189,697

		18,312,819

Food Products: 1.02%
Archer Daniels Midland Company	21,449	1,067,517
Campbell Soup Company	7,815	390,906
ConAgra Brands Incorporated	18,856	689,375
General Mills Incorporated	23,583	1,434,318
Hormel Foods Corporation	10,832	511,054
Kellogg Company	9,796	626,062
Lamb Weston Holdings Incorporated	5,609	405,979
McCormick & Company Incorporated	4,785	894,699
Mondelez International Incorporated Class A	55,137	3,167,621
The Hershey Company	5,690	841,494
The J.M. Smucker Company	4,404	516,149
The Kraft Heinz Company	25,013	823,928
Tyson Foods Incorporated Class A	11,359	740,607

		12,109,709

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Household Products: 1.66%
Church & Dwight Company Incorporated	9,547	$837,940
Colgate-Palmolive Company	33,098	2,834,513
Kimberly-Clark Corporation	13,165	1,834,016
The Clorox Company	4,872	988,821
The Procter & Gamble Company	96,105	13,346,101

		19,841,391

Personal Products: 0.18%
The Estee Lauder Companies Incorporated Class A	8,707	2,136,001

Tobacco: 0.62%
Altria Group Incorporated	71,738	2,857,325
Philip Morris International Incorporated	60,115	4,553,711

		7,411,036

Energy: 2.24%

Energy Equipment & Services: 0.21%
Baker Hughes Company	25,336	474,290
Halliburton Company	33,911	562,583
National Oilwell Varco Incorporated	14,989	183,765
Schlumberger Limited	53,584	1,114,011
TechnipFMC plc	16,305	135,495

		2,470,144

Oil, Gas & Consumable Fuels: 2.03%
Apache Corporation	14,571	187,820
Cabot Oil & Gas Corporation	15,386	269,563
Chevron Corporation	74,311	6,478,433
Concho Resources Incorporated	7,593	436,446
ConocoPhillips	41,403	1,637,903
Devon Energy Corporation	14,777	206,730
Diamondback Energy Incorporated	6,092	243,436
EOG Resources Incorporated	22,476	1,053,675
Exxon Mobil Corporation	163,219	6,223,540
Hess Corporation	10,552	497,843
HollyFrontier Corporation	5,754	134,586
Kinder Morgan Incorporated	75,145	1,080,585
Marathon Oil Corporation	30,474	180,406
Marathon Petroleum Corporation	25,118	976,588
Occidental Petroleum Corporation	32,315	509,284
ONEOK Incorporated	17,147	615,063
Phillips 66	16,858	1,021,258
Pioneer Natural Resources Company	6,341	637,778
The Williams Companies Incorporated	46,846	982,829
Valero Energy Corporation	15,740	846,340

		24,220,106

Financials: 10.13%

Banks: 3.66%
Bank of America Corporation	294,320	8,288,051
Citigroup Incorporated	80,365	4,425,701
Citizens Financial Group Incorporated	16,477	538,139
Comerica Incorporated	5,367	264,056
Fifth Third Bancorp	27,494	696,698

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  23

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Banks (continued)
First Republic Bank	6,644	$860,797
Huntington Bancshares Incorporated	39,270	474,382
JPMorgan Chase & Company	117,645	13,867,993
KeyCorp	37,676	582,471
M&T Bank Corporation	4,952	576,858
People’s United Financial Incorporated	16,397	203,323
PNC Financial Services Group Incorporated	16,387	2,262,553
Regions Financial Corporation	37,065	565,983
SVB Financial Group †	1,998	689,030
Truist Financial Corporation	52,021	2,414,815
US Bancorp	52,916	2,286,500
Wells Fargo & Company (l)	159,043	4,349,826
Zions Bancorporation	6,330	244,275

		43,591,451

Capital Markets: 2.67%
Ameriprise Financial Incorporated	4,643	860,069
Bank of New York Mellon Corporation	31,461	1,230,754
BlackRock Incorporated	5,474	3,822,768
Cboe Global Markets Incorporated	4,198	383,361
CME Group Incorporated	13,844	2,423,115
Franklin Resources Incorporated	10,326	227,069
Intercontinental Exchange Incorporated	21,665	2,285,874
Invesco Limited	14,534	235,887
MarketAxess Holdings Incorporated	1,466	790,438
Moody’s Corporation	6,231	1,759,261
Morgan Stanley	55,118	3,407,946
MSCI Incorporated	3,229	1,322,017
Northern Trust Corporation	8,033	748,033
Raymond James Financial Incorporated	4,712	428,556
S&P Global Incorporated	9,303	3,272,609
State Street Corporation	13,603	958,739
T. Rowe Price Group Incorporated	8,762	1,256,558
The Charles Schwab Corporation	57,175	2,788,997
The Goldman Sachs Group Incorporated	13,282	3,062,564
The NASDAQ Incorporated	4,439	568,148

		31,832,763

Consumer Finance: 0.51%
American Express Company	25,176	2,985,622
Capital One Financial Corporation	17,627	1,509,576
Discover Financial Services	11,829	901,015
Synchrony Financial	20,957	638,560

		6,034,773

Diversified Financial Services: 1.47%
Berkshire Hathaway Incorporated Class B †	76,518	17,515,735

Insurance: 1.82%
AFLAC Incorporated	25,594	1,124,344
American International Group Incorporated	33,253	1,278,245
Aon plc Class A	8,942	1,832,126
Arthur J. Gallagher & Company	7,392	853,111
Assurant Incorporated	2,303	297,363
Chubb Limited	17,424	2,575,790
Cincinnati Financial Corporation	5,775	440,921

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Insurance (continued)
Everest Reinsurance Group Limited	1,543	$350,770
Globe Life Incorporated	3,783	352,197
Lincoln National Corporation	7,012	331,107
Loews Corporation	9,202	385,656
Marsh & McLennan Companies Incorporated	19,553	2,241,556
MetLife Incorporated	29,782	1,375,035
Principal Financial Group Incorporated	9,855	490,680
Prudential Financial Incorporated	15,248	1,153,054
The Allstate Corporation	12,056	1,233,932
The Hartford Financial Services Group Incorporated	13,827	611,153
The Progressive Corporation	22,598	1,968,512
The Travelers Companies Incorporated	9,774	1,267,199
Unum Group	7,858	174,683
W.R. Berkley Corporation	5,428	353,526
Willis Towers Watson plc	4,974	1,035,537

		21,726,497

Health Care: 13.32%

Biotechnology: 1.89%
AbbVie Incorporated	68,127	7,124,722
Alexion Pharmaceuticals Incorporated †	8,461	1,033,173
Amgen Incorporated	22,609	5,020,102
Biogen Incorporated †	6,111	1,467,679
Gilead Sciences Incorporated	48,397	2,936,246
Incyte Corporation †	7,176	606,659
Regeneron Pharmaceuticals Incorporated †	4,036	2,082,697
Vertex Pharmaceuticals Incorporated †	10,055	2,290,026

		22,561,304

Health Care Equipment & Supplies: 3.72%
Abbott Laboratories	68,347	7,396,512
ABIOMED Incorporated †	1,739	476,660
Align Technology Incorporated †	2,768	1,332,211
Baxter International Incorporated	19,542	1,486,560
Becton Dickinson & Company	11,190	2,627,860
Boston Scientific Corporation †	55,227	1,830,775
Danaher Corporation	24,372	5,474,682
Dentsply Sirona Incorporated	8,434	429,206
DexCom Incorporated †	3,696	1,181,537
Edwards Lifesciences Corporation †	24,001	2,013,444
Hologic Incorporated †	9,997	691,093
IDEXX Laboratories Incorporated †	3,283	1,513,397
Intuitive Surgical Incorporated †	4,517	3,279,568
Medtronic plc	51,890	5,899,893
ResMed Incorporated	5,594	1,172,502
STERIS plc	3,283	636,278
Stryker Corporation	12,614	2,944,108
Teleflex Incorporated	1,796	687,419
The Cooper Companies Incorporated	1,897	635,912
Varian Medical Systems Incorporated †	3,518	612,062
West Pharmaceutical Services Incorporated	2,850	784,206
Zimmer Biomet Holdings Incorporated	7,993	1,191,916

		44,297,801

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  25

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Health Care Providers & Services: 2.64%
AmerisourceBergen Corporation	5,674	$585,046
Anthem Incorporated	9,709	3,024,548
Cardinal Health Incorporated	11,289	616,267
Centene Corporation †	22,369	1,379,049
Cigna Corporation	14,175	2,964,560
CVS Health Corporation	50,519	3,424,683
DaVita Incorporated †	2,905	319,114
HCA Healthcare Incorporated	10,178	1,527,820
Henry Schein Incorporated †	5,511	354,412
Humana Incorporated	5,107	2,045,456
Laboratory Corporation of America Holdings †	3,760	751,398
McKesson Corporation	6,261	1,126,417
Quest Diagnostics Incorporated	5,184	642,712
UnitedHealth Group Incorporated	36,685	12,338,633
Universal Health Services Incorporated Class B	2,999	391,609

		31,491,724

Health Care Technology: 0.08%
Cerner Corporation	11,788	882,214

Life Sciences Tools & Services: 1.19%
Agilent Technologies Incorporated	11,901	1,391,227
Bio-Rad Laboratories Incorporated Class A †	826	444,801
Illumina Incorporated †	5,636	1,815,299
IQVIA Holdings Incorporated †	7,383	1,247,653
Mettler-Toledo International Incorporated †	925	1,063,787
PerkinElmer Incorporated	4,316	574,028
Thermo Fisher Scientific Incorporated	15,271	7,100,710
Waters Corporation †	2,390	554,504

		14,192,009

Pharmaceuticals: 3.80%
Bristol-Myers Squibb Company	87,007	5,429,237
Catalent Incorporated †	6,336	609,143
Eli Lilly & Company	30,645	4,463,444
Johnson & Johnson	101,633	14,704,262
Merck & Company Incorporated	97,634	7,848,797
Perrigo Company plc	5,268	254,023
Pfizer Incorporated	214,508	8,217,801
Viatris Incorporated †	46,570	783,307
Zoetis Incorporated	18,342	2,941,690

		45,251,704

Industrials: 8.51%

Aerospace & Defense: 1.64%
General Dynamics Corporation	8,972	1,339,968
Howmet Aerospace Incorporated	15,152	355,466
Huntington Ingalls Industries Incorporated	1,563	250,377
L3Harris Technologies Incorporated	8,346	1,602,349
Lockheed Martin Corporation	9,496	3,466,040
Northrop Grumman Corporation	5,985	1,809,026
Raytheon Technologies Corporation	58,971	4,229,400
Teledyne Technologies Incorporated †	1,423	537,809
Textron Incorporated	8,803	397,015
The Boeing Company	20,482	4,315,762

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Aerospace & Defense (continued)
TransDigm Group Incorporated	2,092	$1,211,665

		19,514,877

Air Freight & Logistics: 0.70%
C.H. Robinson Worldwide Incorporated	5,204	489,020
Expeditors International of Washington Incorporated	6,472	578,403
FedEx Corporation	9,305	2,666,627
United Parcel Service Incorporated Class B	27,295	4,669,356

		8,403,406

Airlines: 0.26%
Alaska Air Group Incorporated	4,773	243,280
American Airlines Group Incorporated «	21,118	298,397
Delta Air Lines Incorporated	24,623	991,076
Southwest Airlines Company	22,770	1,055,162
United Airlines Holdings Incorporated †	11,233	506,047

		3,093,962

Building Products: 0.47%
A.O. Smith Corporation	5,226	294,276
Allegion plc	3,560	405,982
Carrier Global Corporation	31,430	1,196,540
Fortune Brands Home & Security Incorporated	5,333	445,306
Johnson Controls International plc	28,722	1,322,361
Masco Corporation	10,096	541,852
Trane Technologies plc	9,240	1,351,258

		5,557,575

Commercial Services & Supplies: 0.42%
Cintas Corporation	3,356	1,192,387
Copart Incorporated †	7,975	920,714
Republic Services Incorporated	8,114	784,786
Rollins Incorporated	5,694	325,583
Waste Management Incorporated	15,003	1,787,307

		5,010,777

Construction & Engineering: 0.08%
Jacobs Engineering Group Incorporated	5,026	542,004
Quanta Services Incorporated	5,328	364,116

		906,120

Electrical Equipment: 0.49%
AMETEK Incorporated	8,864	1,050,650
Eaton Corporation plc	15,445	1,870,544
Emerson Electric Company	23,068	1,772,084
Rockwell Automation Incorporated	4,477	1,144,142

		5,837,420

Industrial Conglomerates: 1.22%
3M Company	22,236	3,840,824
General Electric Company	337,897	3,439,791
Honeywell International Incorporated	27,090	5,524,193
Roper Technologies Incorporated	4,042	1,725,934

		14,530,742

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  27

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Machinery: 1.67%
Caterpillar Incorporated	20,903	$3,628,552
Cummins Incorporated	5,701	1,317,900
Deere & Company	12,097	3,164,817
Dover Corporation	5,558	678,243
Flowserve Corporation	5,024	171,218
Fortive Corporation	13,012	912,532
IDEX Corporation	2,915	563,032
Illinois Tool Works Incorporated	11,106	2,344,366
Ingersoll Rand Incorporated †	14,328	634,301
Otis Worldwide Corporation	15,715	1,051,962
PACCAR Incorporated	13,362	1,163,296
Parker-Hannifin Corporation	4,963	1,326,411
Pentair plc	6,404	331,855
Snap-on Incorporated	2,103	369,813
Stanley Black & Decker Incorporated	6,164	1,136,087
Wabtec Corporation	6,905	506,137
Xylem Incorporated	6,947	666,704

		19,967,226

Professional Services: 0.33%
Equifax Incorporated	4,689	782,594
IHS Markit Limited	14,399	1,432,125
Nielsen Holdings plc	13,772	222,693
Robert Half International Incorporated	4,425	283,997
Verisk Analytics Incorporated	6,268	1,243,007

		3,964,416

Road & Rail: 1.02%
CSX Corporation	29,533	2,659,447
J.B. Hunt Transport Services Incorporated	3,218	435,331
Kansas City Southern	3,642	678,031
Norfolk Southern Corporation	9,848	2,334,173
Old Dominion Freight Line Incorporated	3,714	755,279
Union Pacific Corporation	26,205	5,347,916

		12,210,177

Trading Companies & Distributors: 0.21%
Fastenal Company	22,143	1,094,971
United Rentals Incorporated †	2,782	631,458
W.W. Grainger Incorporated	1,737	726,587

		2,453,016

Information Technology: 26.83%

Communications Equipment: 0.79%
Arista Networks Incorporated †	2,113	571,989
Cisco Systems Incorporated	163,420	7,030,328
F5 Networks Incorporated †	2,361	384,394
Juniper Networks Incorporated	12,806	278,787
Motorola Solutions Incorporated	6,554	1,124,208

		9,389,706

Electronic Equipment, Instruments & Components: 0.59%
Amphenol Corporation Class A	11,518	1,506,670
CDW Corporation of Delaware	5,507	718,608

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Corning Incorporated	29,374	$1,099,175
FLIR Systems Incorporated	5,062	193,571
IPG Photonics Corporation †	1,377	285,053
Keysight Technologies Incorporated †	7,224	867,169
TE Connectivity Limited	12,740	1,451,978
Vontier Corporation †	5,205	172,650
Zebra Technologies Corporation Class A †	2,059	779,167

		7,074,041

IT Services: 5.39%
Accenture plc Class A	24,559	6,117,401
Akamai Technologies Incorporated †	6,281	650,146
Automatic Data Processing Incorporated	16,598	2,886,060
Broadridge Financial Solutions Incorporated	4,446	653,028
Cognizant Technology Solutions Corporation Class A	20,932	1,635,417
DXC Technology Company	9,813	215,003
Fidelity National Information Services Incorporated	23,918	3,549,670
Fiserv Incorporated †	21,456	2,471,302
FleetCor Technologies Incorporated †	3,245	860,606
Gartner Incorporated †	3,445	523,640
Global Payments Incorporated	11,551	2,254,640
International Business Machines Corporation	34,378	4,246,371
Jack Henry & Associates Incorporated	2,959	475,985
Leidos Holdings Incorporated	5,160	519,612
MasterCard Incorporated Class A	34,100	11,474,991
Paychex Incorporated	12,367	1,151,986
PayPal Holdings Incorporated †	45,292	9,697,923
VeriSign Incorporated †	3,902	783,209
Visa Incorporated Class A	65,084	13,690,419
Western Union Company	15,866	357,937

		64,215,346

Semiconductors & Semiconductor Equipment: 5.10%
Advanced Micro Devices Incorporated †	45,321	4,199,444
Analog Devices Incorporated	14,266	1,984,115
Applied Materials Incorporated	35,255	2,907,832
Broadcom Incorporated	15,525	6,234,530
Intel Corporation	164,176	7,937,910
KLA Corporation	6,001	1,512,072
Lam Research Corporation	5,621	2,544,402
Maxim Integrated Products Incorporated	10,306	855,810
Microchip Technology Incorporated	9,745	1,309,631
Micron Technology Incorporated †	42,887	2,748,628
NVIDIA Corporation	23,818	12,767,877
Qorvo Incorporated †	4,410	690,959
QUALCOMM Incorporated	43,554	6,409,842
Skyworks Solutions Incorporated	6,448	910,264
Teradyne Incorporated	6,409	707,169
Texas Instruments Incorporated	35,358	5,701,478
Xilinx Incorporated	9,431	1,372,682

		60,794,645

Software: 8.48%
Adobe Incorporated †	18,516	8,859,351
ANSYS Incorporated †	3,312	1,119,655
Autodesk Incorporated †	8,465	2,372,147

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  29

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Software (continued)
Cadence Design Systems Incorporated †	10,762	$1,251,621
Citrix Systems Incorporated	4,769	590,974
Fortinet Incorporated †	5,185	638,948
Intuit Incorporated	10,106	3,557,514
Microsoft Corporation	292,129	62,536,055
NortonLifeLock Incorporated	22,814	415,899
Oracle Corporation	74,629	4,307,586
Paycom Software Incorporated †	1,890	788,281
Salesforce.com Incorporated †	35,128	8,634,462
ServiceNow Incorporated †	7,404	3,957,808
Synopsys Incorporated †	5,858	1,332,695
Tyler Technologies Incorporated †	1,553	664,063

		101,027,059

Technology Hardware, Storage & Peripherals: 6.48%
Apple Incorporated	620,585	73,880,644
Hewlett Packard Enterprise Company	49,657	548,213
HP Incorporated	53,020	1,162,729
NetApp Incorporated	8,570	456,867
Seagate Technology plc	8,616	506,707
Western Digital Corporation	11,678	524,109
Xerox Holdings Corporation	6,907	151,194

		77,230,463

Materials: 2.64%

Chemicals: 1.85%
Air Products & Chemicals Incorporated	8,527	2,388,754
Albemarle Corporation	4,106	558,293
Celanese Corporation Series A	4,566	590,521
CF Industries Holdings Incorporated	8,256	307,949
Corteva Incorporated	28,896	1,107,295
Dow Incorporated	28,609	1,516,563
DuPont de Nemours Incorporated	28,327	1,797,065
Eastman Chemical Company	5,225	508,915
Ecolab Incorporated	9,584	2,129,086
FMC Corporation	5,002	580,282
International Flavors & Fragrances Incorporated «	4,128	462,749
Linde plc	20,280	5,200,198
LyondellBasell Industries NV Class A	9,923	844,447
PPG Industries Incorporated	9,109	1,336,928
The Mosaic Company	13,317	292,441
The Sherwin-Williams Company	3,163	2,364,754

		21,986,240

Construction Materials: 0.11%
Martin Marietta Materials Incorporated	2,404	638,575
Vulcan Materials Company	5,113	714,030

		1,352,605

Containers & Packaging: 0.36%
Amcor plc	60,547	685,998
Avery Dennison Corporation	3,222	481,173
Ball Corporation	12,606	1,210,302
International Paper Company	15,174	750,810
Packaging Corporation of America	3,661	475,930

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Containers & Packaging (continued)
Sealed Air Corporation	6,009	$270,766
WestRock Company	10,023	423,071

		4,298,050

Metals & Mining: 0.32%
Freeport-McMoRan Incorporated	56,059	1,311,220
Newmont Corporation	31,000	1,823,420
Nucor Corporation	11,654	625,820

		3,760,460

Real Estate: 2.46%

Equity REITs: 2.40%
Alexandria Real Estate Equities Incorporated	4,528	741,369
American Tower Corporation	17,123	3,958,838
Apartment Investment & Management Company Class A	7,077	214,787
AvalonBay Communities Incorporated	5,433	905,083
Boston Properties Incorporated	5,467	536,641
Crown Castle International Corporation	16,200	2,714,634
Digital Realty Trust Incorporated	10,384	1,399,244
Duke Realty Corporation	14,305	544,448
Equinix Incorporated	3,419	2,385,744
Equity Residential Company Limited	13,219	765,644
Essex Property Trust Incorporated	2,517	618,880
Extra Space Storage Incorporated	4,982	561,621
Federal Realty Investment Trust	2,657	231,744
Healthpeak Properties Incorporated	20,780	599,711
Host Hotels & Resorts Incorporated	27,225	381,967
Iron Mountain Incorporated	11,123	305,883
Kimco Realty Corporation	16,696	241,090
Mid-America Apartment Communities Incorporated	4,415	556,996
Prologis Incorporated	28,518	2,853,226
Public Storage Incorporated	5,871	1,317,805
Realty Income Corporation	13,319	798,740
Regency Centers Corporation	6,090	277,582
SBA Communications Corporation	4,321	1,240,905
Simon Property Group Incorporated	12,555	1,036,666
SL Green Realty Corporation	2,828	163,741
UDR Incorporated	11,390	438,173
Ventas Incorporated	14,402	690,000
Vornado Realty Trust	6,051	235,444
Welltower Incorporated	16,109	1,014,545
Weyerhaeuser Company	28,808	836,584

		28,567,735

Real Estate Management & Development: 0.06%
CBRE Group Incorporated Class A †	12,942	791,274

Utilities: 2.82%

Electric Utilities: 1.77%
Alliant Energy Corporation	9,637	506,906
American Electric Power Company Incorporated	19,153	1,625,898
Duke Energy Corporation	28,389	2,630,525
Edison International	14,600	895,856
Entergy Corporation	7,729	841,302
Evergy Incorporated	8,756	485,170

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  31

Portfolio of investments—November 30, 2020 (unaudited)

		Shares	Value
Electric Utilities (continued)
Eversource Energy		13,228	$1,157,582
Exelon Corporation		37,618	1,544,971
FirstEnergy Corporation		20,927	555,821
NextEra Energy Incorporated		75,606	5,563,846
NRG Energy Incorporated		9,424	308,636
Pinnacle West Capital Corporation		4,345	355,638
PPL Corporation		29,677	843,420
The Southern Company		40,769	2,440,025
Xcel Energy Incorporated		20,279	1,365,993

			21,121,589

Gas Utilities: 0.04%
Atmos Energy Corporation		4,762	456,628

Independent Power & Renewable Electricity Producers: 0.04%
AES Corporation		25,676	524,817

Multi-Utilities: 0.88%
Ameren Corporation		9,538	741,866
CenterPoint Energy Incorporated		21,031	487,709
CMS Energy Corporation		11,051	680,079
Consolidated Edison Incorporated		12,912	984,540
Dominion Energy Incorporated		32,431	2,545,509
DTE Energy Company		7,437	935,649
NiSource Incorporated		14,786	357,821
Public Service Enterprise Group Incorporated		19,523	1,137,800
Sempra Energy		11,166	1,423,442
WEC Energy Group Incorporated		12,177	1,156,206

			10,450,621

Water Utilities: 0.09%
American Water Works Company Incorporated		6,995	1,072,888

Total Common Stocks (Cost $292,003,222)			1,159,708,080

	Yield
Short-Term Investments: 2.29%

Investment Companies: 2.29%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	759,475	759,475
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02	26,524,325	26,524,325

Total Short-Term Investments (Cost $27,283,800)			27,283,800

Total investments in securities (Cost $319,287,022)	99.60%	1,186,991,880

Other assets and liabilities, net	0.40	4,762,103

Total net assets	100.00%	$1,191,753,983

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

E-Mini S&P 500 Index	176	12-18-2020	$29,704,327	$31,884,160	$2,179,833	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities

Common Stocks
Financials
Banks
Wells Fargo & Company	$4,100,362	$374,346	$(266,767)	$(12,701)	$154,586	$4,349,826	0.36%	159,043	$31,013

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	4,270,675	(3,511,200)	0	0	759,475		759,475	269	#
Wells Fargo Government Money Market Fund Select Class	30,205,942	66,530,491	(70,212,108)	0	0	26,524,325		26,524,325	8,479
						27,283,800	2.29

				$(12,701)	$154,586	$31,633,626	2.65%		$39,761

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  33

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $739,793 of securities loaned), at value (cost $288,412,508)	$1,155,358,254
Investments in affiliated securities, at value (cost $30,874,514)	31,633,626
Segregated cash for futures contracts	3,867,009
Receivable for dividends	1,804,218
Receivable for securities lending income, net	884
Prepaid expenses and other assets	156,087

Total assets	1,192,820,078

Liabilities
Payable upon receipt of securities loaned	759,475
Payable for investments purchased	41,210
Payable for daily variation margin on open futures contracts	120,688
Advisory fee payable	92,565
Accrued expenses and other liabilities	52,157

Total liabilities	1,066,095

Total net assets	$1,191,753,983

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Index Portfolio

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $46,145)	$9,304,900
Income from affiliated securities	41,288
Interest	1,009

Total investment income	9,347,197

Expenses
Advisory fee	547,788
Custody and accounting fees	37,198
Professional fees	28,258
Shareholder report expenses	3,500
Trustees’ fees and expenses	9,556
Other fees and expenses	16,680

Net expenses	642,980

Net investment income	8,704,217

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	36,035,120
Affiiliated securities	(12,701)
Futures contracts	4,245,394

Net realized gains on investments	40,267,813

Net change in unrealized gains (losses) on
Unaffiliated securities	153,393,045
Affiiliated securities	154,586
Futures contracts	1,514,162

Net change in unrealized gains (losses) on investments	155,061,793

Net realized and unrealized gains (losses) on investments	195,329,606

Net increase in net assets resulting from operations	$204,033,823

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  35

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020

Operations
Net investment income	$8,704,217	$20,718,704
Net realized gains on investments	40,267,813	187,218,582
Net change in unrealized gains (losses) on investments	155,061,793	(66,539,266)

Net increase in net assets resulting from operations	204,033,823	141,398,020

Capital transactions
Transactions in investors’ beneficial interests
Contributions	4,037,341	47,457,547
Withdrawals	(71,822,449)	(328,736,831)

Net decrease in net assets resulting from capital transactions	(67,785,108)	(281,279,284)

Total increase (decrease) in net assets	136,248,715	(139,881,264)

Net assets
Beginning of period	1,055,505,268	1,195,386,532

End of period	$1,191,753,983	$1,055,505,268

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Index Portfolio

Financial highlights

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Total return[1]	19.92%	12.74%	3.67%	14.27%	17.36%	1.62%
Ratios to average net assets (annualized)
Gross expenses	0.11%	0.12%	0.11%	0.10%	0.10%	0.11%
Net expenses	0.11%	0.12%	0.11%	0.10%	0.10%	0.10%
Net investment income	1.55%	1.80%	1.86%	1.84%	2.03%	2.12%
Supplemental data
Portfolio turnover rate	2%	3%	4%	3%	9%	4%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  37

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Index Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in

38  |  Wells Fargo Index Portfolio

Notes to financial statements (unaudited)

order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether interest, dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $319,330,636 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$878,928,396

Gross unrealized losses	(9,087,319)

Net unrealized gains	$869,841,077

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Wells Fargo Index Portfolio   |  39

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$127,927,898	$0	$0	$127,927,898

Consumer discretionary	131,482,133	0	0	131,482,133

Consumer staples	78,665,943	0	0	78,665,943

Energy	26,690,250	0	0	26,690,250

Financials	120,701,219	0	0	120,701,219

Health care	158,676,756	0	0	158,676,756

Industrials	101,449,714	0	0	101,449,714

Information technology	319,731,260	0	0	319,731,260

Materials	31,397,355	0	0	31,397,355

Real estate	29,359,009	0	0	29,359,009

Utilities	33,626,543	0	0	33,626,543

Short-term investments

Investment companies	27,283,800	0	0	27,283,800

	1,186,991,880	0	0	1,186,991,880

Futures contracts	2,179,833	0	0	2,179,833

Total assets	$1,189,171,713	$0	$0	$1,189,171,713

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended November, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.100%

Next $500 million	0.100

Next $2 billion	0.075

Next $2 billion	0.075

Over $5 billion	0.050

For the six months ended November 30, 2020, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.

40  |  Wells Fargo Index Portfolio

Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.02% as the average daily net assets of the Portfolio increase.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $13,668,935 and $62,147,671, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Morgan Stanley & Co. LLC	$440,193	$(440,193)	$0

National Financial Services LLC	299,600	(299,600)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2020, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $30,694,638 in long futures contracts during the six months ended November 30, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

8. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Portfolio under the agreement.

Wells Fargo Index Portfolio   |  41

Notes to financial statements (unaudited)

9. CONCENTRATION RISK

Concentration risk results from exposure to a limited number of sectors. As of the end of the period, the Portfolio concentrated its portfolio in investments related to the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

10. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

12. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

42  |  Wells Fargo Index Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Index Fund   |  43

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

44  |  Wells Fargo Index Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Index Fund   |  45

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser1 (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00729 01-20

SA283/SAR283 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo International Value Fund

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo International Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo International Value Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo International Value Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo International Value Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo International Value Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

LSV Asset Management

Portfolio managers

Josef Lakonishok, Ph.D.

Puneet Mansharamani, CFA®‡

Menno Vermeulen, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (WFFAX)	10-31-2003	-8.85	1.79	2.94	-3.29	3.00	3.55	1.37	1.24

Class C (WFVCX)	4-8-2005	-5.03	2.23	2.77	-4.03	2.23	2.77	2.12	1.99

Class R6 (WFRVX)[4]	7-31-2018	–	–	–	-2.92	3.40	3.97	0.94	0.84

Administrator Class (WFVDX)	4-8-2005	–	–	–	-3.19	3.10	3.69	1.29	1.14

Institutional Class (WFVIX)	8-31-2006	–	–	–	-2.85	3.37	3.96	10.4	0.89

MSCI EAFE Value Index (Net)[5]	–	–	–	–	-3.35	2.90	3.75	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo International Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[6]

Roche Holding AG	2.59

Sanofi SA	2.03

Novartis AG	1.86

KDDI Corporation	1.52

Nippon Telegraph & Telephone Corporation	1.48

GlaxoSmithKline plc	1.40

Volvo AB Class B	1.24

Securities Lending Cash Investments LLC	1.16

Koninklijke Ahold Delhaize NV	1.14

Bayer AG	1.08

Sector allocation as of November 30, 2020[7]

Geographic allocation as of November 30, 2020[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.24% for Class A, 1.99% for Class C, 0.84% for Class R6, 1.14% for Administrator Class, and 0.89% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[5]

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of value securities within developed equity markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]

Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[7]

Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo International Value Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,175.63	$6.76	1.24%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.28	1.24%

Class C

Actual	$1,000.00	$1,172.27	$10.78	1.98%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.14	$10.00	1.98%

Class R6

Actual	$1,000.00	$1,178.72	$4.59	0.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.26	0.84%

Administrator Class

Actual	$1,000.00	$1,176.67	$6.22	1.14%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%

Institutional Class

Actual	$1,000.00	$1,178.57	$4.86	0.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.51	0.89%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo International Value Fund

Portfolio of investments—November 30, 2020 (unaudited)

Value
Investment Companies: 99.80%

Affiliated Master Portfolio: 99.80%
Wells Fargo International Value Portfolio	$153,230,473

Total Investment Companies (Cost $161,761,570)	153,230,473

Total investments in securities (Cost $161,761,570)	99.80%	153,230,473

Other assets and liabilities, net	0.20	301,262

Total net assets	100.00%	$153,531,735

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo International Value Portfolio	75%	52%	$(58,553,038)	$104,192,457	$2,510,396	$20,482	$153,230,473	99.80%

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  9

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $161,761,570)	$153,230,473
Receivable for Fund shares sold	377,540
Receivable from manager	48,354
Prepaid expenses and other assets	147,024

Total assets	153,803,391

Liabilities
Payable for Fund shares redeemed	138,635
Administration fees payable	18,551
Distribution fee payable	245
Trustees’ fees and expenses payable	1,097
Accrued expenses and other liabilities	113,128

Total liabilities	271,656

Total net assets	$153,531,735

Net assets consist of
Paid-in capital	$231,189,091
Total distributable loss	(77,657,356)

Total net assets	$153,531,735

Computation of net asset value and offering price per share
Net assets – Class A	$52,370,609
Shares outstanding – Class A1	3,743,561
Net asset value per share – Class A	$13.99
Maximum offering price per share – Class A2	$14.84
Net assets – Class C	$398,773
Shares outstanding – Class C1	29,308
Net asset value per share – Class C	$13.61
Net assets – Class R6	$10,292,892
Shares outstanding – Class R6	743,230
Net asset value per share – Class R6	$13.85
Net assets – Administrator Class	$2,125,741
Shares outstanding – Administrator Class[1]	150,558
Net asset value per share – Administrator Class	$14.12
Net assets – Institutional Class	$88,343,720
Shares outstanding – Institutional Class[1]	6,375,295
Net asset value per share – Institutional Class	$13.86

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo International Value Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $302,189)	$2,510,396
Affiliated income allocated from affiliated Master Portfolio	20,482
Expenses allocated from affiliated Master Portfolio	(826,557)
Waivers allocated from affiliated Master Portfolio	76,053

Total investment income	1,780,374

Expenses
Management fee	43,666
Administration fees
Class A	58,471
Class C	435
Class R6	780
Administrator Class	1,493
Institutional Class	72,191
Shareholder servicing fees
Class A	69,535
Class C	512
Administrator Class	2,858
Distribution fee
Class C	1,535
Custody and accounting fees	13,000
Professional fees	19,711
Registration fees	92,225
Shareholder report expenses	101,578
Trustees’ fees and expenses	11,029
Other fees and expenses	12,735

Total expenses	501,754
Less: Fee waivers and/or expense reimbursements
Fund-level	(359,745)
Class A	(11,913)
Class C	(70)
Class R6	(519)
Administrator Class	(675)

Net expenses	128,832

Net investment income	1,651,542

Realized and unrealized gains (losses) on investments
Net realized losses on securities transactions allocated from affiliated Master Portfolio	(58,553,038)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	104,192,457

Net realized and unrealized gains (losses) on investments	45,639,419

Net increase in net assets resulting from operations	$47,290,961

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$1,651,542		$17,494,448
Net realized losses on investments		(58,553,038)		(11,553,693)
Net change in unrealized gains (losses) on investments		104,192,457		(47,127,244)

Net increase (decrease) in net assets resulting from operations		47,290,961		(41,186,489)

Distributions to shareholders from Net investment income
Class A		0		(1,987,586)
Class C		0		(10,928)
Class R6		0		(20,220)
Administrator Class		0		(93,039)
Institutional Class		0		(29,054,083)

Total distributions to shareholders		0		(31,165,856)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	307,280	3,941,400	2,695,644	34,135,676
Class C	939	11,588	7,349	103,617
Class R6	541,971	6,826,572	245,451	3,473,318
Administrator Class	8,425	109,023	12,438	168,373
Institutional Class	1,808,210	22,476,530	14,319,614	186,253,039

		33,365,113		224,134,023

Reinvestment of distributions
Class A	0	0	131,792	1,986,109
Class C	0	0	741	10,928
Class R6	0	0	1,307	19,422
Administrator Class	0	0	6,052	91,935
Institutional Class	0	0	1,945,419	28,908,926

		0		31,017,320

Payment for shares redeemed
Class A	(1,978,359)	(24,918,884)	(1,650,931)	(23,070,567)
Class C	(7,277)	(92,056)	(23,596)	(307,728)
Class R6	(40,631)	(516,704)	(29,425)	(350,322)
Administrator Class	(47,104)	(613,727)	(76,336)	(1,034,358)
Institutional Class	(38,834,505)	(481,133,315)	(31,599,337)	(426,275,889)

		(507,274,686)		(451,038,864)

Net decrease in net assets resulting from capital share transactions		(473,909,573)		(195,887,521)

Total decrease in net assets		(426,618,612)		(268,239,866)

Net assets
Beginning of period		580,150,347		848,390,213

End of period		$153,531,735		$580,150,347

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo International Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.90	$13.55	$15.68	$14.88	$12.83	$14.85
Net investment income	0.10 [1]	0.27 [1]	0.47 [1]	0.72 [1]	0.09 [1]	0.26
Net realized and unrealized gains (losses) on investments	1.99	(1.49)	(2.27)	0.35	2.26	(2.08)

Total from investment operations	2.09	(1.22)	(1.80)	1.07	2.35	(1.82)
Distributions to shareholders from
Net investment income	0.00	(0.43)	(0.33)	(0.27)	(0.30)	(0.20)
Net asset value, end of period	$13.99	$11.90	$13.55	$15.68	$14.88	$12.83
Total return[2]	17.56%	(9.66)%	(11.42)%	7.12%	18.65%	(12.31)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.69%	1.37%	1.34%	1.34%	1.39%	1.46%
Net expenses[3]	1.24%	1.25%	1.33%	1.34%	1.35%	1.39%
Net investment income[3]	1.58%	1.99%	3.22%	4.48%	0.69%	1.98%
Supplemental data
Portfolio turnover rate[4]	2%	20%	13%	15%	41%	14%
Net assets, end of period (000s omitted)	$52,371	$64,414	$57,427	$38,677	$2,571	$4,981

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.87%
Year ended May 31, 2020	0.80%
Year ended May 31, 2019	0.80%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.85%
Year ended May 31, 2016	0.91%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.61	$13.20	$15.24	$14.60	$12.56	$14.54
Net investment income	0.05 [1]	0.15 [1]	0.36	0.21	0.23	0.17
Net realized and unrealized gains (losses) on investments	1.95	(1.46)	(2.21)	0.73	1.97	(2.05)

Total from investment operations	2.00	(1.31)	(1.85)	0.94	2.20	(1.88)
Distributions to shareholders from
Net investment income	0.00	(0.28)	(0.19)	(0.30)	(0.16)	(0.10)
Net asset value, end of period	$13.61	$11.61	$13.20	$15.24	$14.60	$12.56
Total return[2]	17.23%	(10.38)%	(12.10)%	6.36%	17.69%	(12.95)%
Ratios to average net assets (annualized)
Gross expenses[3]	2.43%	2.12%	2.08%	2.10%	2.16%	2.21%
Net expenses[3]	1.98%	2.00%	2.08%	2.10%	2.10%	2.14%
Net investment income[3]	0.83%	1.13%	1.92%	1.40%	1.57%	1.25%
Supplemental data
Portfolio turnover rate[4]	2%	20%	13%	15%	41%	14%
Net assets, end of period (000s omitted)	$399	$414	$675	$1,135	$832	$783

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.86%
Year ended May 31, 2020	0.80%
Year ended May 31, 2019	0.79%
Year ended May 31, 2018	0.82%
Year ended May 31, 2017	0.87%
Year ended May 31, 2016	0.91%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo International Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS R6		2020	2019[1]
Net asset value, beginning of period	$11.75	$13.39	$15.44
Net investment income	0.19	0.37 [2]	0.51
Net realized and unrealized gains (losses) on investments	1.91	(1.52)	(2.19)

Total from investment operations	2.10	(1.15)	(1.68)
Distributions to shareholders from
Net investment income	0.00	(0.49)	(0.37)
Net asset value, end of period	$13.85	$11.75	$13.39
Total return[3]	17.87%	(9.27)%	(10.85)%
Ratios to average net assets (annualized)
Gross expenses[4]	1.26%	0.97%	0.92%
Net expenses[4]	0.84%	0.84%	0.89%
Net investment income[4]	1.96%	3.01%	7.19%
Supplemental data
Portfolio turnover rate[5]	2%	20%	13%
Net assets, end of period (000s omitted)	$10,293	$2,843	$329

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.85%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019[1]	0.79%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.00	$13.66	$15.76	$15.04	$12.91	$14.73
Net investment income	0.11 [1]	0.27 [1]	0.43 [1]	0.37 [1]	0.33 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	2.01	(1.49)	(2.23)	0.73	2.05	(1.96)

Total from investment operations	2.12	(1.22)	(1.80)	1.10	2.38	(1.82)
Distributions to shareholders from
Net investment income	0.00	(0.44)	(0.30)	(0.38)	(0.25)	0.00
Net asset value, end of period	$14.12	$12.00	$13.66	$15.76	$15.04	$12.91
Total return[2]	17.67%	(9.60)%	(11.33)%	7.25%	18.66%	(12.36)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.61%	1.29%	1.25%	1.27%	1.33%	1.36%
Net expenses[3]	1.14%	1.15%	1.24%	1.25%	1.25%	1.25%
Net investment income[3]	1.72%	1.99%	2.92%	2.30%	2.46%	0.99%
Supplemental data
Portfolio turnover rate[4]	2%	20%	13%	15%	41%	14%
Net assets, end of period (000s omitted)	$2,126	$2,271	$3,375	$5,961	$5,407	$11,873

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.86%
Year ended May 31, 2020	0.80%
Year ended May 31, 2019	0.79%
Year ended May 31, 2018	0.82%
Year ended May 31, 2017	0.87%
Year ended May 31, 2016	0.91%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo International Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.76	$13.39	$15.48	$14.80	$12.73	$14.75
Net investment income	0.13 [1]	0.29 [1]	0.48 [1]	0.41	0.39	0.36
Net realized and unrealized gains (losses) on investments	1.97	(1.44)	(2.22)	0.71	1.99	(2.12)

Total from investment operations	2.10	(1.15)	(1.74)	1.12	2.38	(1.76)
Distributions to shareholders from
Net investment income	0.00	(0.48)	(0.35)	(0.44)	(0.31)	(0.26)
Net asset value, end of period	$13.86	$11.76	$13.39	$15.48	$14.80	$12.73
Total return[2]	17.86%	(9.32)%	(11.13)%	7.51%	19.04%	(11.98)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.30%	1.04%	1.01%	1.02%	1.07%	1.13%
Net expenses[3]	0.89%	0.90%	0.99%	1.00%	1.00%	1.00%
Net investment income[3]	2.05%	2.13%	3.35%	2.43%	2.95%	2.81%
Supplemental data
Portfolio turnover rate[4]	2%	20%	13%	15%	41%	14%
Net assets, end of period (000s omitted)	$88,344	$510,209	$786,584	$825,247	$713,180	$456,239

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.86%
Year ended May 31, 2020	0.80%
Year ended May 31, 2019	0.79%
Year ended May 31, 2018	0.82%
Year ended May 31, 2017	0.86%
Year ended May 31, 2016	0.91%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Value Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. As of November 30, 2020, the Fund owned 52% of Wells Fargo International Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2020 are included in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Wells Fargo International Value Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $166,393,416 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$0

Gross unrealized losses	(13,162,943)

Net unrealized losses	$(13,162,943)

As of May 31, 2020, the Fund had capital loss carryforwards which consisted of $13,306,325 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2020, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio

Wells Fargo International Value Portfolio	Seek long-term capital appreciation	$153,230,473

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Wells Fargo International Value Fund  |  19

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.24% for Class A shares, 1.99% for Class C shares, 0.84% for Class R6 shares, 1.14% for Administrator Class shares, and 0.89% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $24 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $4,559,914 and $291,780,550, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

20  |  Wells Fargo International Value Fund

Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of geographic regions. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any geographic region, the Fund may in turn be more affected by changes in that geographic region than a fund whose investments are not heavily weighted in any geographic region. As of the end of the period, the Master Portfolio concentrated its portfolio in investments in Europe.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo International Value Fund  |  21

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 97.48%

Australia: 5.55%
AGL Energy Limited (Utilities, Multi-Utilities)	132,100	$1,309,068
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	906,700	1,171,391
BlueScope Steel Limited (Materials, Metals & Mining)	126,700	1,590,371
Fortescue Metals Group Limited (Materials, Metals & Mining)	188,500	2,522,456
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	534,000	1,807,040
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	104,900	1,090,346
Metcash Limited (Consumer Staples, Food & Staples Retailing)	498,500	1,079,476
Mirvac Group (Real Estate, Equity REITs)	439,900	833,104
Qantas Airways Limited (Industrials, Airlines) †	366,700	1,448,168
Rio Tinto Limited (Materials, Metals & Mining)	15,900	1,183,479
St. Barbara Limited (Materials, Metals & Mining)	559,600	1,006,397
Super Cheap Auto Group Limited (Consumer Discretionary, Specialty Retail)	183,200	1,328,642

		16,369,938

Austria: 0.74%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	34,400	1,165,367
Raiffeisen Bank International AG (Financials, Banks) †	52,900	1,013,415

		2,178,782

Belgium: 0.78%
Bpost SA (Industrials, Air Freight & Logistics)	105,700	1,278,495
UCB SA (Health Care, Pharmaceuticals)	9,600	1,025,584

		2,304,079

Brazil: 0.76%
Banco do Brasil SA (Financials, Banks)	121,700	769,172
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	225,900	626,586
JBS SA (Consumer Staples, Food Products)	197,500	853,422

		2,249,180

Canada: 0.97%
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	22,400	1,107,323
Magna International Incorporated (Consumer Discretionary, Auto Components)	28,500	1,747,702

		2,855,025

China: 2.28%
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	632,000	913,218
China Communications Services Corporation Limited Class H (Industrials, Construction & Engineering)	1,302,000	695,426
China Railway Construction Corporation Limited Class H (Industrials, Construction & Engineering)	957,000	632,152
China Resources Cement Holdings Limited (Materials, Construction Materials)	1,076,000	1,338,224
China Telecom Corporation Limited Class H (Communication Services, Diversified Telecommunication Services)	2,794,000	843,493
Shanghai Pharmaceuticals Holding Company Limited Class H (Health Care, Health Care Providers & Services)	458,900	776,768
Shenzhen International Holdings Limited Class H (Industrials, Transportation Infrastructure)	502,000	825,111
YiChang HEC ChangJiang Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals) 144A	541,000	704,950

		6,729,342

Denmark: 1.37%
Danske Bank AS (Financials, Banks) †	63,800	1,051,542
DFDS AS (Industrials, Marine) †	23,600	1,021,121
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,100	911,429

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo International Value Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Denmark (continued)
Sydbank AS (Financials, Banks) †	51,500	$1,067,931

		4,052,023

Finland: 0.33%
Nordea Bank AB (Financials, Banks) †	115,100	983,266

France: 9.90%
Arkema SA (Materials, Chemicals)	20,400	2,377,933
AXA SA (Financials, Insurance)	84,900	1,996,294
BNP Paribas SA (Financials, Banks) †	44,100	2,260,161
Bouygues SA (Industrials, Construction & Engineering)	38,600	1,536,950
Capgemini SE (Information Technology, IT Services)	13,300	1,845,089
Carrefour SA (Consumer Staples, Food & Staples Retailing)	71,300	1,167,740
Compagnie de Saint-Gobain SA (Industrials, Building Products) †	52,900	2,512,713
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	16,600	2,068,248
Credit Agricole SA (Financials, Banks) †	124,500	1,436,685
Engie SA (Utilities, Multi-Utilities) †	62,200	917,796
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	55,600	991,521
Orange SA (Communication Services, Diversified Telecommunication Services) «	77,000	972,686
Sanofi SA (Health Care, Pharmaceuticals)	59,200	5,981,945
Societe Bic SA (Industrials, Commercial Services & Supplies)	19,900	1,181,189
Total SA (Energy, Oil, Gas & Consumable Fuels)	45,900	1,961,485

		29,208,435

Germany: 8.39%
Allianz AG (Financials, Insurance)	13,300	3,135,859
Aurubis AG (Materials, Metals & Mining)	21,200	1,614,919
Bayer AG (Health Care, Pharmaceuticals)	55,500	3,195,629
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	15,100	1,315,600
Daimler AG (Consumer Discretionary, Automobiles)	23,600	1,589,139
Deutsche Lufthansa AG (Industrials, Airlines) †	96,600	1,111,502
Deutsche Post AG (Industrials, Air Freight & Logistics)	52,300	2,526,636
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	32,100	1,435,894
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	4,000	1,114,600
Rheinmetall AG (Industrials, Industrial Conglomerates)	16,400	1,458,599
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	11,900	1,734,619
United Internet AG (Communication Services, Diversified Telecommunication Services)	57,800	2,304,890
Volkswagen AG (Consumer Discretionary, Automobiles)	11,900	2,207,310

		24,745,196

Hong Kong: 2.98%
China Water Affairs Group Limited (Utilities, Water Utilities)	1,110,000	872,127
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	145,500	1,055,905
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	572,500	926,216
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	1,526,000	1,240,322
Sinotruk Hong Kong Limited (Industrials, Machinery)	280,000	695,028
WH Group Limited (Consumer Staples, Food Products) 144A	1,938,000	1,582,694
Xinyi Glass Holdings Limited (Industrials, Building Products)	584,000	1,310,997
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	542,500	1,115,649

		8,798,938

India: 0.64%
REC Limited (Financials, Diversified Financial Services)	513,100	836,766
Tech Mahindra Limited (Information Technology, IT Services)	89,200	1,048,525

		1,885,291

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  23

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Ireland: 1.02%
C&C Group plc (Consumer Staples, Beverages) †	240,000	$703,903
Grafton Group plc (Industrials, Trading Companies & Distributors) †	83,000	942,197
Smurfit Kappa Group plc (Materials, Containers & Packaging)	32,100	1,364,673

		3,010,773

Israel: 0.27%
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals) †	83,500	807,763

Italy: 2.26%
A2A SpA (Utilities, Multi-Utilities)	674,100	1,027,640
Enel SpA (Utilities, Electric Utilities)	252,700	2,522,997
Leonardo SpA (Industrials, Aerospace & Defense)	147,900	1,069,827
Mediobanca SpA (Financials, Banks)	110,500	985,148
UnipolSai Assicurazioni SpA (Financials, Insurance)	399,200	1,060,942

		6,666,554

Japan: 22.09%
Adeka Corporation (Materials, Chemicals)	96,000	1,524,598
AGC Incorporated (Industrials, Building Products)	30,600	1,018,534
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	48,100	962,921
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	84,100	1,195,042
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	108,800	2,084,291
Credit Saison Company Limited (Financials, Consumer Finance)	90,700	1,038,185
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	32,200	986,973
Denka Company Limited (Materials, Chemicals)	53,200	1,645,939
DIC Incorporated (Materials, Chemicals)	50,900	1,251,535
Fuji Machine Manufacturing Company Limited (Industrials, Machinery)	44,200	1,070,707
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	64,300	781,578
Hitachi Capital Corporation (Financials, Consumer Finance)	44,100	1,011,259
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	39,900	1,515,741
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	97,100	2,670,715
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	148,300	1,446,067
Itochu Corporation (Industrials, Trading Companies & Distributors)	45,100	1,191,651
Japan Airlines Company Limited (Industrials, Airlines) †	53,800	1,018,799
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	270,800	929,902
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	16,900	616,753
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	157,000	4,485,177
Marubeni Corporation (Industrials, Trading Companies & Distributors)	301,500	1,757,306
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	27,200	1,272,720
MediPal Holdings Corporation (Health Care, Health Care Providers & Services)	42,400	797,234
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	87,500	1,855,603
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	247,700	1,064,114
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	208,200	955,247
Mitsui Chemicals Incorporated (Materials, Chemicals)	60,400	1,696,870
Mizuho Financial Group Incorporated (Financials, Banks)	79,980	1,016,987
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	184,800	4,363,333
Nomura Holdings Incorporated (Financials, Capital Markets)	217,500	1,091,667
ORIX Corporation (Financials, Diversified Financial Services)	112,600	1,674,979
Resona Holdings Incorporated (Financials, Banks)	378,000	1,324,086
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	16,200	731,638
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,500	1,488,281
Sompo Holdings Incorporated (Financials, Insurance)	22,700	871,906
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	84,500	1,041,276
Sumitomo Heavy Industries Limited (Industrials, Machinery)	75,500	1,629,325
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	44,900	1,303,992

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo International Value Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Japan (continued)
T&D Holdings Incorporated (Financials, Insurance)	76,800	$896,736
Teijin Limited (Materials, Chemicals)	79,300	1,355,088
The Keiyo Bank Limited (Financials, Banks)	203,300	889,924
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	85,500	1,247,284
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	50,700	924,158
Tokuyama Corporation (Materials, Chemicals)	55,500	1,178,578
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	67,300	1,264,131
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	61,100	801,791
UBE Industries Limited (Materials, Chemicals)	75,600	1,285,345
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	23,300	941,820

		65,167,786

Netherlands: 3.76%
ABN AMRO Group NV (Financials, Banks) †144A	91,500	944,111
Aegon NV (Financials, Insurance)	240,800	900,780
ASR Nederland NV (Financials, Insurance)	31,200	1,164,146
ING Groep NV (Financials, Banks) †	112,300	1,095,099
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	117,200	3,353,852
RHI Magnesita NV (Materials, Construction Materials)	25,200	1,094,779
Signify NV (Industrials, Electrical Equipment) †144A	60,000	2,540,772

		11,093,539

Norway: 0.88%
Den Norske Bank ASA (Financials, Banks) †	86,700	1,570,578
Leroy Seafood Group ASA (Consumer Staples, Food Products)	162,000	1,012,511

		2,583,089

Poland: 0.29%
Asseco Poland SA (Information Technology, Software)	48,400	854,937

Russia: 0.63%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	53,914	1,105,237
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	886	18,234
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	11,300	745,800

		1,869,271

Singapore: 0.71%
DBS Group Holdings Limited (Financials, Banks)	53,900	1,012,773
United Overseas Bank Limited (Financials, Banks)	65,000	1,090,967

		2,103,740

South Africa: 0.31%
Absa Group Limited (Financials, Banks)	126,700	901,596

South Korea: 1.95%
Industrial Bank of Korea (Financials, Banks)	112,500	945,506
KB Financial Group Incorporated (Financials, Banks)	27,700	1,135,236
KT&G Corporation (Consumer Staples, Tobacco)	12,200	909,584
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	81,400	879,066
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	4,800	1,030,229
Woori Financial Group Incorporated (Financials, Banks)	94,600	840,376

		5,739,997

Spain: 1.50%
Banco Santander Central Hispano SA (Financials, Banks) †	311,800	899,143
Cia de Distribucion Integral Logista Holdings SA (Industrials, Air Freight & Logistics)	20,000	366,921

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  25

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Spain (continued)
Enagás SA (Utilities, Gas Utilities)	49,700	$1,210,593
International Consolidated Airlines Group SA (Industrials, Airlines)	367,100	754,654
Repsol SA (Energy, Oil, Gas & Consumable Fuels)	124,200	1,193,809

		4,425,120

Sweden: 2.42%
Boliden AB (Materials, Metals & Mining)	68,100	2,346,250
Securitas AB Class B (Industrials, Commercial Services & Supplies) †	68,700	1,129,394
Volvo AB Class B (Industrials, Machinery) †	161,400	3,665,744

		7,141,388

Switzerland: 8.35%
Baloise Holding AG (Financials, Insurance)	7,100	1,224,286
Credit Suisse Group AG (Financials, Capital Markets)	184,800	2,334,530
Helvetia Holding AG (Financials, Insurance)	8,900	874,085
Novartis AG (Health Care, Pharmaceuticals)	60,700	5,495,229
Roche Holding AG (Health Care, Pharmaceuticals)	23,200	7,634,623
Swiss Life Holding AG (Financials, Insurance)	4,400	1,964,809
UBS Group AG (Financials, Capital Markets)	214,200	3,038,281
Valiant Holding AG (Financials, Banks)	10,500	980,963
Zurich Insurance Group AG (Financials, Insurance)	2,700	1,096,044

		24,642,850

Taiwan: 1.45%
Catcher Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	119,000	784,914
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	333,000	961,526
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	257,000	829,541
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	212,000	911,148
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	769,000	805,356

		4,292,485

Thailand: 0.86%
Krung Thai Bank PCL ADR (Financials, Banks)	2,365,200	836,616
Quality House PCL (Real Estate, Real Estate Management & Development)	12,240,900	938,806
Thanachart Capital PCL (Financials, Banks)	676,600	760,476

		2,535,898

Turkey: 0.30%
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	121,861	873,441

United Kingdom: 13.74%
3i Group plc (Financials, Capital Markets)	80,400	1,147,418
Anglo American plc (Materials, Metals & Mining)	82,100	2,422,712
Aviva plc (Financials, Insurance)	241,200	1,032,837
Babcock International Group plc (Industrials, Commercial Services & Supplies)	241,900	1,089,690
BAE Systems plc (Industrials, Aerospace & Defense)	438,200	2,944,300
Barclays plc (Financials, Banks) †	449,400	806,173
Barratt Developments plc (Consumer Discretionary, Household Durables) †	109,200	902,596
Bellway plc (Consumer Discretionary, Household Durables)	25,100	947,311
Bovis Homes Group plc (Consumer Discretionary, Household Durables) †	91,111	1,005,727
British American Tobacco plc (Consumer Staples, Tobacco)	58,900	2,072,603

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo International Value Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

			Shares	Value
United Kingdom (continued)
BT Group plc (Communication Services, Diversified Telecommunication Services)			700,200	$1,090,295
Centrica plc (Utilities, Multi-Utilities) †			1,625,800	956,273
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables) †			254,500	996,824
GlaxoSmithKline plc (Health Care, Pharmaceuticals)			226,200	4,131,353
Highland Gold Mining Limited (Materials, Metals & Mining) «(a)			637,800	2,550,850
Imperial Brands plc (Consumer Staples, Tobacco)			46,400	841,890
Inchcape plc (Consumer Discretionary, Distributors) †			128,000	1,021,300
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)			532,300	1,498,041
Kingfisher plc (Consumer Discretionary, Specialty Retail) †			399,800	1,458,270
Legal & General Group plc (Financials, Insurance)			288,300	971,245
Lloyds Banking Group plc (Financials, Banks) †			1,986,600	943,373
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			580,700	973,507
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			660,700	535,974
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †			235,200	661,605
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)			121,500	653,742
Petrofac Limited (Energy, Energy Equipment & Services) †			242,000	494,419
Premier Foods plc (Consumer Staples, Food Products) †			73,926	87,122
QinetiQ Group plc (Industrials, Aerospace & Defense)			238,400	932,493
Redrow plc (Consumer Discretionary, Household Durables) †			143,800	995,918
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			90,200	1,484,127
Tate & Lyle plc (Consumer Staples, Food Products)			119,000	1,011,837
Tesco plc (Consumer Staples, Food & Staples Retailing)			620,500	1,877,789

				40,539,614

Total Common Stocks (Cost $275,221,250)				287,609,336

	Dividend yield
Preferred Stocks: 0.24%

Brazil: 0.24%
Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)	1.49%		286,600	706,149

Total Preferred Stocks (Cost $1,078,867)				706,149

		Expiration date
Rights: 0.02%

Spain: 0.02%
Banco Santander SA †		11-30-2020	311,800	38,941

Total Rights (Cost $61,803)				38,941

	Yield
Short-Term Investments: 1.16%

Investment Companies: 1.16%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12		3,430,730	3,430,730

Total Short-Term Investments (Cost $3,430,730)				3,430,730

Total investments in securities (Cost $279,792,650)	98.90%	291,785,156

Other assets and liabilities, net	1.10	3,259,526

Total net assets	100.00%	$295,044,682

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  27

Portfolio of investments—November 30, 2020 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of priod	% of net assets	Shares, end of period	Income from affiliated securities

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$18,400,601	$(14,969,871)	$0	$0	$3,430,730		3,430,730	$920	#
Wells Fargo Government Money Market Fund Select Class*	3,130,999	58,018,344	(61,149,343)	0	0	0		0	1,174

				$0	$0	$3,430,730	1.16%		$2,094

#	Amount shown represents income before fees and rebates.

*	No longer held at the end of the period

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo International Value Portfolio

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $3,228,044 of securities loaned), at value (cost $276,361,920)	$288,354,426
Investments in affiliated securities, at value (cost $3,430,730)	3,430,730
Foreign currency, at value (cost $3,527,045)	3,546,417
Receivable for dividends	3,771,735
Receivable for securities lending income, net	5,784
Prepaid expenses and other assets	133,812

Total assets	299,242,904

Liabilities
Payable upon receipt of securities loaned	3,430,730
Payable for investments purchased	195,824
Overdraft due to custodian bank	408,536
Advisory fee payable	163,132

Total liabilities	4,198,222

Total net assets	$295,044,682

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  29

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $574,404)	$4,614,385
Income from affiliated securities	39,537

Total investment income	4,653,922

Expenses
Advisory fee	1,328,794
Custody and accounting fees	127,554
Professional fees	25,159
Shareholder report expenses	6,579
Trustees’ fees and expenses	9,582
Interest expense	3,991
Other fees and expenses	33,606

Total expenses	1,535,265
Less: Fee waivers and/or expense reimbursements	(149,688)

Net expenses	1,385,577

Net investment income	3,268,345

Realized and unrealized gains (losses) on investments
Net realized losses on investments	(87,439,262)
Net change in unrealized gains (losses) on investments	158,611,991

Net realized and unrealized gains (losses) on investments	71,172,729

Net increase in net assets resulting from operations	$74,441,074

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo International Value Portfolio

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020

Operations
Net investment income	$3,268,345	$23,667,773
Net realized losses on investments	(87,439,262)	(20,032,340)
Net change in unrealized gains (losses) on investments	158,611,991	(56,686,314)

Net increase (decrease) in net assets resulting from operations	74,441,074	(53,050,881)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	147,712,104	111,076,835
Withdrawals	(717,301,675)	(336,573,528)

Net decrease in net assets resulting from capital transactions	(569,589,571)	(225,496,693)

Total decrease in net assets	(495,148,497)	(278,547,574)

Net assets
Beginning of period	790,193,179	1,068,740,753

End of period	$295,044,682	$790,193,179

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  31

Financial highlights

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Total return[1]	18.31%	(8.99)%	(10.98)%	7.74%	19.16%	(11.85)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.80%	0.80%	0.82%	0.87%	0.91%
Net expenses	0.83%	0.80%	0.80%	0.82%	0.87%	0.91%
Net investment income	1.96%	2.28%	3.53%	2.65%	3.03%	2.50%
Supplemental data
Portfolio turnover rate	2%	20%	13%	15%	41%	14%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo International Value Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Wells Fargo International Value Portfolio  |  33

Notes to financial statements (unaudited)

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $280,764,694 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$51,851,249

Gross unrealized losses	(40,830,787)

Net unrealized gains	$11,020,460

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

34  |  Wells Fargo International Value Portfolio

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Australia	$16,369,938	$0	$0	$16,369,938

Austria	2,178,782	0	0	2,178,782

Belgium	2,304,079	0	0	2,304,079

Brazil	2,249,180	0	0	2,249,180

Canada	2,855,025	0	0	2,855,025

China	6,729,342	0	0	6,729,342

Denmark	4,052,023	0	0	4,052,023

Finland	983,266	0	0	983,266

France	29,208,435	0	0	29,208,435

Germany	24,745,196	0	0	24,745,196

Hong Kong	8,798,938	0	0	8,798,938

India	0	1,885,291	0	1,885,291

Ireland	3,010,773	0	0	3,010,773

Israel	807,763	0	0	807,763

Italy	6,666,554	0	0	6,666,554

Japan	65,167,786	0	0	65,167,786

Netherlands	11,093,539	0	0	11,093,539

Norway	2,583,089	0	0	2,583,089

Poland	854,937	0	0	854,937

Russia	1,869,271	0	0	1,869,271

Singapore	2,103,740	0	0	2,103,740

South Africa	901,596	0	0	901,596

South Korea	5,739,997	0	0	5,739,997

Spain	4,425,120	0	0	4,425,120

Sweden	7,141,388	0	0	7,141,388

Switzerland	24,642,850	0	0	24,642,850

Taiwan	4,292,485	0	0	4,292,485

Thailand	2,535,898	0	0	2,535,898

Turkey	873,441	0	0	873,441

United Kingdom	37,988,764	2,550,850	0	40,539,614

Preferred stocks

Brazil	706,149	0	0	706,149

Right

Spain	0	38,941	0	38,941

Short-term investments

Investment companies	3,430,730	0	0	3,430,730

Total assets	$287,310,074	$4,475,082	$0	$291,785,156
Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Value Portfolio  |  35

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.800%

Next $500 million	0.750

Next $1 billion	0.700

Next $2 billion	0.675

Over $4 billion	0.650

For the six months ended November 30, 2020, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. LSV Asset Management, which is not an affiliate of the Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $8,780,097 and $561,822,318, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2020, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$799,634	$(799,634)	$0

Citigroup Global Markets Inc.	934,340	(934,340)	0

UBS Securities LLC	1,494,070	(1,494,070)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

36  |  Wells Fargo International Value Portfolio

Notes to financial statements (unaudited)

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended November 30, 2020, the Portfolio had average borrowings outstanding of $293,456 (on an annualized basis) at an average rate of 1.36% and paid interest in the amount of $3,991.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of geographic regions. As of the end of the period, the Portfolio concentrated its portfolio in investments in Europe. A fund that invests a substantial portion of its assets in any geographic region may be more affected by changes in that geographic region than would be a fund whose investments are not heavily weighted in any geographic region.

9. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo International Value Portfolio  |  37

Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended May 31, 2020. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions

$2,008,417	$0.040753	100%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

38  |  Wells Fargo International Value Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo International Value Fund  |  39

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

40  |  Wells Fargo International Value Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

[1]	Jeremy DePalma acts as Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo International Value Fund  |  41

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00731 01-20

SA284/SAR284 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo

Small Company Growth Fund

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Small Company Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Small Company Growth Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Small Company Growth Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Small Company Growth Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Small Company Growth Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Peregrine Capital Management, LLC

Portfolio managers

William A. Grierson, CFA®‡

Daniel J. Hagen, CFA®‡

Paul E. von Kuster, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (WFSAX)	1-30-2004	12.42	10.37	12.23	19.28	11.69	12.90	1.33	1.29

Class C (WSMCX)	1-30-2004	17.49	10.88	12.07	18.49	10.88	12.07	2.08	2.04

Class R6 (WSCRX)[4]	10-31-2014	–	–	–	19.77	12.18	13.41	0.90	0.86

Administrator Class (NVSCX)	11-11-1994	–	–	–	19.39	11.83	13.10	1.25	1.19

Institutional Class (WSCGX)	3-31-2008	–	–	–	19.70	12.10	13.37	1.00	0.94

Russell 2000® Growth Index[5]	–	–	–	–	25.95	13.19	13.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Small Company Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[6]

PTC Incorporated	1.71

Syneos Health Incorporated	1.60

SS&C Technologies Holdings Incorporated	1.54

Nuance Communications Incorporated	1.51

RealPage Incorporated	1.45

Black Knight Incorporated	1.43

ASGN Incorporated	1.38

Ciena Corporation	1.32

Goosehead Insurance Incorporated Class A	1.31

ICON plc ADR	1.29

Sector allocation as of November 30, 2020[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.29% for Class A, 2.04% for Class C, 0.86% for Class R6, 1.19% for Administrator Class, and 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]

Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[7]

Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Small Company Growth Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,285.07	$7.39	1.29%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%

Class C

Actual	$1,000.00	$1,281.38	$11.67	2.04%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.84	$10.30	2.04%

Class R6

Actual	$1,000.00	$1,287.91	$4.93	0.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36	0.86%

Administrator Class

Actual	$1,000.00	$1,285.66	$6.82	1.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%

Institutional Class

Actual	$1,000.00	$1,287.30	$5.39	0.94%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Small Company Growth Fund

Portfolio of investments—November 30, 2020 (unaudited)

Value
Investment Companies: 100.05%

Affiliated Master Portfolio: 100.05%
Wells Fargo Small Company Growth Portfolio	$1,424,192,122

Total Investment Companies (Cost $956,274,423)	1,424,192,122

Total investments in securities (Cost $956,274,423)	100.05%	1,424,192,122

Other assets and liabilities, net	(0.05)	(709,670)

Total net assets	100.00%	$1,423,482,452

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Small Company Growth Portfolio	98%	98%	$168,746,288	$180,810,304	$3,989,948	$41,770	$1,424,192,122	100.05%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  9

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $956,274,423)	$1,424,192,122
Receivable for Fund shares sold	1,553,449
Prepaid expenses and other assets	664

Total assets	1,425,746,235

Liabilities
Payable for Fund shares redeemed	1,777,296
Management fee payable	136,987
Administration fees payable	116,447
Distribution fee payable	5,676
Shareholder report expenses payable	148,467
Trustees’ fees and expenses payable	1,057
Accrued expenses and other liabilities	77,853

Total liabilities	2,263,783

Total net assets	$1,423,482,452

Net assets consist of
Paid-in capital	$762,227,907
Total distributable earnings	661,254,545

Total net assets	$1,423,482,452

Computation of net asset value and offering price per share
Net assets – Class A	$39,810,415
Shares outstanding – Class A1	664,553
Net asset value per share – Class A	$59.91
Maximum offering price per share – Class A2	$63.56
Net assets – Class C	$9,323,304
Shares outstanding – Class C1	182,622
Net asset value per share – Class C	$51.05
Net assets – Class R6	$431,303,903
Shares outstanding – Class R6[1]	6,613,317
Net asset value per share – Class R6	$65.22
Net assets – Administrator Class	$58,485,512
Shares outstanding – Administrator Class[1]	930,809
Net asset value per share – Administrator Class	$62.83
Net assets – Institutional Class	$884,559,318
Shares outstanding – Institutional Class[1]	13,615,527
Net asset value per share – Institutional Class	$64.97

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Small Company Growth Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio	$3,989,948
Affiliated income allocated from affiliated Master Portfolio	41,770
Expenses allocated from affiliated Master Portfolio	(5,436,002)

Total investment income	(1,404,284)

Expenses
Management fee	343,111
Administration fees
Class A	38,415
Class C	9,826
Class R6	67,140
Administrator Class	37,592
Institutional Class	533,693
Shareholder servicing fees
Class A	45,485
Class C	11,647
Administrator Class	71,978
Distribution fee
Class C	34,871
Custody and accounting fees	33,191
Professional fees	16,543
Registration fees	77,596
Shareholder report expenses	86,081
Trustees’ fees and expenses	11,029
Other fees and expenses	31,590

Total expenses	1,449,788
Less: Fee waivers and/or expense reimbursements
Fund-level	(271,199)
Class A	(1,824)
Class C	(4)
Class R6	(22,319)
Administrator Class	(8,651)
Institutional Class	(122,823)

Net expenses	1,022,968

Net investment loss	(2,427,252)

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	168,746,288
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	180,810,304

Net realized and unrealized gains (losses) on investments	349,556,592

Net increase in net assets resulting from operations	$347,129,340

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment loss		$(2,427,252)		$(5,409,448)
Net realized gains on investments		168,746,288		107,501,645
Net change in unrealized gains (losses) on investments		180,810,304		(28,564,804)

Net increase in net assets resulting from operations		347,129,340		73,527,393

Distributions to shareholders from net investment income and net realized gains
Class A		0		(4,577,702)
Class C		0		(1,219,067)
Class R6		0		(43,043,975)
Administrator Class		0		(6,401,809)
Institutional Class		0		(80,415,302)

Total distributions to shareholders		0		(135,657,855)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	88,948	4,770,527	188,284	8,973,220
Class C	3,526	159,075	5,111	206,315
Class R6	488,912	27,962,896	1,859,972	92,450,593
Administrator Class	61,938	3,405,888	170,705	8,517,203
Institutional Class	1,158,606	64,880,118	4,127,985	204,967,976

		101,178,504		315,115,307

Reinvestment of distributions
Class A	0	0	79,105	3,985,289
Class C	0	0	24,921	1,076,603
Class R6	0	0	698,418	38,147,601
Administrator Class	0	0	121,124	6,394,121
Institutional Class	0	0	1,085,956	59,130,286

		0		108,733,900

Payment for shares redeemed
Class A	(208,087)	(10,752,769)	(793,982)	(38,317,325)
Class C	(55,257)	(2,482,933)	(122,441)	(5,026,553)
Class R6	(2,999,288)	(170,803,951)	(4,156,884)	(211,307,944)
Administrator Class	(275,291)	(15,413,669)	(866,918)	(42,999,639)
Institutional Class	(3,267,512)	(182,790,352)	(9,445,990)	(485,047,988)

		(382,243,674)		(782,699,449)

Net decrease in net assets resulting from capital share transactions		(281,065,170)		(358,850,242)

Total increase (decrease) in net assets		66,064,170		(420,980,704)

Net assets
Beginning of period		1,357,418,282		1,778,398,986

End of period		$1,423,482,452		$1,357,418,282

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$46.62	$48.98	$56.66	$44.26	$37.69	$44.23
Net investment loss	(0.18)[1]	(0.34)[1]	(0.36)	(0.35)[1]	(0.28)[1]	(0.22)[1]
Net realized and unrealized gains (losses) on investments	13.47	2.49	(3.22)	12.75	6.85	(6.05)

Total from investment operations	13.29	2.15	(3.58)	12.40	6.57	(6.27)
Distributions to shareholders from
Net realized gains	0.00	(4.51)	(4.10)	0.00	0.00	(0.27)
Net asset value, end of period	$59.91	$46.62	$48.98	$56.66	$44.26	$37.69
Total return[2]	28.51%	3.70%	(6.13)%	28.02%	17.43%	(14.20)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.34%	1.32%	1.31%	1.32%	1.33%	1.34%
Net expenses[3]	1.29%	1.32%	1.31%	1.32%	1.33%	1.34%
Net investment loss[3]	(0.69)%	(0.69)%	(0.63)%	(0.71)%	(0.68)%	(0.57)%
Supplemental data
Portfolio turnover rate[4]	22%	41%	54%	37%	82%	49%
Net assets, end of period (000s omitted)	$39,810	$36,534	$64,182	$76,065	$76,087	$128,675

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%
Year ended May 31, 2016	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$39.84	$42.75	$50.38	$39.65	$34.02	$40.25
Net investment loss	(0.32)[1]	(0.61)[1]	(0.66)[1]	(0.64)[1]	(0.54)[1]	(0.46)[1]
Net realized and unrealized gains (losses) on investments	11.53	2.21	(2.87)	11.37	6.17	(5.50)

Total from investment operations	11.21	1.60	(3.53)	10.73	5.63	(5.96)
Distributions to shareholders from
Net realized gains	0.00	(4.51)	(4.10)	0.00	0.00	(0.27)
Net asset value, end of period	$51.05	$39.84	$42.75	$50.38	$39.65	$34.02
Total return[2]	28.14%	2.92%	(6.82)%	27.06%	16.55%	(14.84)%
Ratios to average net assets (annualized)
Gross expenses[3]	2.08%	2.07%	2.06%	2.07%	2.08%	2.09%
Net expenses[3]	2.04%	2.07%	2.06%	2.07%	2.08%	2.09%
Net investment loss[3]	(1.46)%	(1.44)%	(1.38)%	(1.47)%	(1.43)%	(1.32)%
Supplemental data
Portfolio turnover rate[4]	22%	41%	54%	37%	82%	49%
Net assets, end of period (000s omitted)	$9,323	$9,336	$13,968	$19,979	$22,410	$26,946

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%
Year ended May 31, 2016	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS R6		2020	2019	2018	2017	2016
Net asset value, beginning of period	$50.64	$52.65	$60.31	$46.91	$39.77	$46.45
Net investment loss	(0.08)	(0.14)[1]	(0.12)	(0.14)	(0.11)	(0.03)
Net realized and unrealized gains (losses) on investments	14.66	2.64	(3.44)	13.54	7.25	(6.38)

Total from investment operations	14.58	2.50	(3.56)	13.40	7.14	(6.41)
Distributions to shareholders from
Net realized gains	0.00	(4.51)	(4.10)	0.00	0.00	(0.27)
Net asset value, end of period	$65.22	$50.64	$52.65	$60.31	$46.91	$39.77
Total return[2]	28.79%	4.12%	(5.73)%	28.59%	17.95%	(13.83)%
Ratios to average net assets (annualized)
Gross expenses[3]	0.91%	0.90%	0.88%	0.89%	0.90%	0.91%
Net expenses[3]	0.86%	0.89%	0.88%	0.89%	0.90%	0.90%
Net investment loss[3]	(0.28)%	(0.27)%	(0.20)%	(0.29)%	(0.25)%	(0.09)%
Supplemental data
Portfolio turnover rate[4]	22%	41%	54%	37%	82%	49%
Net assets, end of period (000s omitted)	$431,304	$462,050	$564,516	$618,523	$418,111	$229,391

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%
Year ended May 31, 2016	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$48.87	$51.10	$58.85	$45.91	$39.05	$45.73
Net investment loss	(0.16)[1]	(0.29)[1]	(0.29)[1]	(0.30)[1]	(0.24)[1]	(0.19)[1]
Net realized and unrealized gains (losses) on investments	14.12	2.57	(3.36)	13.24	7.10	(6.22)

Total from investment operations	13.96	2.28	(3.65)	12.94	6.86	(6.41)
Distributions to shareholders from
Net realized gains	0.00	(4.51)	(4.10)	0.00	0.00	(0.27)
Net asset value, end of period	$62.83	$48.87	$51.10	$58.85	$45.91	$39.05
Total return[2]	28.57%	3.80%	(6.02)%	28.19%	17.57%	(14.04)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.26%	1.24%	1.23%	1.24%	1.25%	1.25%
Net expenses[3]	1.19%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss[3]	(0.60)%	(0.57)%	(0.51)%	(0.60)%	(0.55)%	(0.46)%
Supplemental data
Portfolio turnover rate[4]	22%	41%	54%	37%	82%	49%
Net assets, end of period (000s omitted)	$58,486	$55,917	$87,850	$114,429	$130,311	$130,104

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%
Year ended May 31, 2016	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$50.47	$52.51	$60.20	$46.85	$39.75	$46.44
Net investment loss	(0.10)[1]	(0.17)[1]	(0.15)	(0.19)	(0.15)	(0.09)
Net realized and unrealized gains (losses) on investments	14.60	2.64	(3.44)	13.54	7.25	(6.33)

Total from investment operations	14.50	2.47	(3.59)	13.35	7.10	(6.42)
Distributions to shareholders from
Net realized gains	0.00	(4.51)	(4.10)	0.00	0.00	(0.27)
Net asset value, end of period	$64.97	$50.47	$52.51	$60.20	$46.85	$39.75
Total return[2]	28.73%	4.07%	(5.77)%	28.50%	17.86%	(13.85)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.01%	1.00%	0.98%	0.99%	1.00%	1.01%
Net expenses[3]	0.94%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment loss[3]	(0.35)%	(0.32)%	(0.26)%	(0.35)%	(0.31)%	(0.18)%
Supplemental data
Portfolio turnover rate[4]	22%	41%	54%	37%	82%	49%
Net assets, end of period (000s omitted)	$884,559	$793,581	$1,047,883	$1,169,555	$1,014,847	$678,699

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%
Year ended May 31, 2016	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Wells Fargo Small Company Growth Portfolio (the “affiliated Master Portfolio”) which is a separate diversified portfolio of Wells Fargo Master Trust, a registered open-end management investment company. As of November 30, 2020, the Fund owned 98% of Wells Fargo Small Company Growth Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months November 30, 2020 are included in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Wells Fargo Small Company Growth Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $960,758,123, and the unrealized gains (losses) consisted of:

Gross unrealized gains	$463,433,999

Gross unrealized losses	0

Net unrealized gains	$463,433,999

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2020, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation	$1,424,192,122

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Wells Fargo Small Company Growth Fund  |  19

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.29% for Class A shares, 2.04% for Class C shares, 0.86% for Class R6 shares, 1.19% for Administrator Class shares and 0.94% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2020, the Fund’s expenses were capped at 1.33% for Class A shares, 2.08% for Class C shares, 0.90% for Class R6 shares, 1.20% for Administrator Class shares and 0.95% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $462 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2020 were $287,398,957 and $554,313,870, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

20  |  Wells Fargo Small Company Growth Fund

Notes to financial statements (unaudited)

7. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the health care and information technology sectors.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Small Company Growth Fund  |  21

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 98.43%

Communication Services: 1.26%
Entertainment: 1.26%
Lions Gate Entertainment Class B †	605,355	$5,436,088
Zynga Incorporated Class A †	1,564,773	12,909,377

		18,345,465

Consumer Discretionary: 9.39%

Auto Components: 0.73%
Fox Factory Holding Corporation †	121,981	10,645,282

Diversified Consumer Services: 0.41%
Strategic Education Incorporated	63,515	5,963,423

Hotels, Restaurants & Leisure: 2.02%
Extended Stay America Incorporated	691,900	9,485,949
International Game Technology	790,800	9,956,172
Papa John’s International Incorporated	123,092	9,891,673

		29,333,794

Household Durables: 0.81%
Skyline Champion Corporation †	383,389	11,781,544

Leisure Products: 0.74%
Callaway Golf Company	508,995	10,816,144

Multiline Retail: 0.99%
Ollie’s Bargain Outlet Holdings Incorporated †	163,132	14,365,404

Specialty Retail: 3.69%
American Eagle Outfitters Incorporated	594,061	10,687,157
Burlington Stores Incorporated †	50,134	10,956,284
Five Below Incorporated †	59,311	9,276,240
Monro Muffler Brake Incorporated	164,488	7,732,581
Sleep Number Corporation †	215,204	14,933,006

		53,585,268

Consumer Staples: 1.01%

Food & Staples Retailing: 1.01%
Performance Food Group Company †	337,534	14,642,225

Energy: 0.42%

Oil, Gas & Consumable Fuels: 0.42%
GasLog Limited «	584,730	1,724,954
Parsley Energy Incorporated Class A	350,944	4,397,328

		6,122,282

Financials: 11.05%

Banks: 1.69%
SVB Financial Group †	40,356	13,917,170
Triumph Bancorp Incorporated †	234,137	10,639,185

		24,556,355

Capital Markets: 4.24%
Evercore Partners Incorporated Class A	165,795	15,075,739
Focus Financial Partners Incorporated Class A †	352,981	13,981,577

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Capital Markets (continued)
Open Lending Corporation «†	250,451	$7,042,682
Stifel Financial Corporation	228,564	15,839,485
VIRTU Financial Incorporated Class A	427,955	9,753,094

		61,692,577

Consumer Finance: 0.58%
FirstCash Financial Services Incorporated	130,369	8,374,905

Insurance: 3.46%
Argo Group International Holdings Limited	200,594	7,861,279
BRP Group Incorporated Class A †	382,621	11,268,188
Goosehead Insurance Incorporated Class A	151,392	18,637,869
Palomar Holdings Incorporated †	188,936	12,488,670

		50,256,006

Thrifts & Mortgage Finance: 1.08%
Essent Group Limited	357,423	15,676,573

Health Care: 27.84%

Biotechnology: 8.18%
ACADIA Pharmaceuticals Incorporated †	125,479	7,109,640
Agios Pharmaceuticals Incorporated †	109,693	5,080,980
Amicus Therapeutics Incorporated †	488,609	11,184,260
Black Diamond Therapeutics Incorporated †	127,916	4,264,719
Blueprint Medicines Corporation †	125,246	13,536,588
Chemocentryx Incorporated †	125,074	6,897,831
Cytokinetics Incorporated †	372,806	6,263,141
Emergent BioSolutions Incorporated †	117,831	9,653,894
Flexion Therapeutics Incorporated «†	347,358	3,720,204
Global Blood Therapeutics Incorprated †	138,415	6,354,633
Immunovant Incorporated †	120,167	5,911,015
Ionis Pharmaceuticals Incorporated †	128,801	6,508,315
Iovance Biotherapeutics Incorporated †	218,037	8,462,016
Ironwood Pharmaceuticals Incorporated †	743,901	8,569,740
Turning Point Therapeutics Incorporated †	80,862	8,611,803
Zymeworks Incorporated †	127,412	6,708,242

		118,837,021

Health Care Equipment & Supplies: 5.15%
Atricure Incorporated †	273,524	11,892,824
Axonics Modulation Technologies Incorporated †	344,429	15,116,989
Cardiovascular Systems Incorporated †	270,136	9,308,887
Cerus Corporation †	1,148,123	7,635,018
Novocure Limited †	61,404	7,715,413
Silk Road Medical Incorporated †	233,435	13,375,826
Tactile Systems Technology Class I †	226,336	9,757,345

		74,802,302

Health Care Providers & Services: 3.81%
AMN Healthcare Services Incorporated †	188,950	12,311,982
HealthEquity Incorporated †	186,169	13,346,456
Oak Street Health Incorporated †	180,570	8,517,487
PetIQ Incorporated †	368,948	10,618,323
U.S. Physical Therapy Incorporated	99,248	10,542,123

		55,336,371

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  23

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Health Care Technology: 3.90%
Allscripts Healthcare Solutions Incorporated †	806,118	$11,027,694
Evolent Health Incorporated Class A †	615,864	8,948,504
Omnicell Incorporated †	174,470	18,293,180
Phreesia Incorporated †	303,325	13,394,832
Tabula Rasa Healthcare Incorporated «†	145,028	4,997,665

		56,661,875

Life Sciences Tools & Services: 5.67%
Adaptive Biotechnologies Corporation †	240,249	11,584,807
Avantor Incorporated †	670,097	18,280,246
ICON plc ADR †	94,076	18,333,531
PRA Health Sciences Incorporated †	102,477	11,497,919
Syneos Health Incorporated †	345,029	22,716,709

		82,413,212

Pharmaceuticals: 1.13%
Pacira Pharmaceuticals Incorporated †	161,440	9,781,650
Theravance Biopharma Incorporated †	402,597	6,679,084

		16,460,734

Industrials: 17.17%

Aerospace & Defense: 0.92%
Kratos Defense & Security Solutions Incorporated †	629,833	13,333,565

Building Products: 2.84%
A.O. Smith Corporation	94,390	5,315,101
Masonite International Corporation †	154,627	15,470,431
PGT Incorporated †	394,450	7,344,659
The AZEK Company Incorporated †	369,641	13,203,577

		41,333,768

Commercial Services & Supplies: 1.37%
IAA Incorporated †	193,243	11,579,121
KAR Auction Services Incorporated	457,336	8,254,915

		19,834,036

Construction & Engineering: 0.56%
Dycom Industries Incorporated †	129,175	8,119,941

Electrical Equipment: 1.58%
Atkore International Incorporated †	273,854	10,674,829
Generac Holdings Incorporated †	56,790	12,243,924

		22,918,753

Machinery: 4.71%
Chart Industries Incorporated †	132,900	13,736,544
Ingersoll Rand Incorporated †	386,900	17,128,063
SPX Corporation †	344,545	17,651,040
Wabash National Corporation	578,825	10,233,626
Woodward Governor Company	86,140	9,633,036

		68,382,309

Professional Services: 3.82%
ASGN Incorporated †	250,932	19,617,864
Clarivate plc †	497,751	13,658,287

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value

Professional Services (continued)
FTI Consulting Incorporated †	73,995	$7,770,955
ICF International Incorporated	199,253	14,431,895

		55,479,001

Road & Rail: 1.37%
Knight-Swift Transportation Holdings Incorporated	246,096	10,161,304
Schneider National Incorporated Class B	469,647	9,815,622

		19,976,926

Information Technology: 25.35%
Communications Equipment: 2.32%
Ciena Corporation †	419,079	18,774,739
Lumentum Holdings Incorporated †	173,769	15,010,166

		33,784,905

IT Services: 5.24%
Black Knight Incorporated †	221,911	20,331,486
EVO Payments Incorporated Class A †	433,891	10,908,020
KBR Incorporated	436,572	12,123,604
LiveRamp Holdings Incorporated †	295,209	17,272,679
Verra Mobility Corporation †	499,489	6,093,766
WEX Incorporated †	54,030	9,360,157

		76,089,712

Semiconductors & Semiconductor Equipment: 3.89%
CMC Materials Incorporated	72,048	11,115,565
FormFactor Incorporated †	233,570	9,576,370
Onto Innovation Incorporated †	267,354	11,819,720
Silicon Motion Technology Corporation ADR	222,556	8,831,022
Teradyne Incorporated	137,506	15,172,412

		56,515,089

Software: 13.90%
Box Incorporated Class A †	720,380	13,463,902
Cloudera Incorporated †	599,769	7,005,302
Cornerstone OnDemand Incorporated †	280,529	12,385,355
CyberArk Software Limited †	115,389	13,254,734
Mimecast Limited †	279,736	12,582,525
Nuance Communications Incorporated †	497,230	21,445,530
Pagerduty Incorporated †	462,531	15,920,314
PTC Incorporated †	226,358	24,412,710
RealPage Incorporated †	298,547	20,596,758
Sprout Social Incorporated Class A †	228,649	11,747,986
SS&C Technologies Holdings Incorporated	318,642	21,951,247
Talend SA ADR †	129,039	4,842,834
Zendesk Incorporated †	96,357	12,863,660
Zuora Incorporated †	829,364	9,446,456

		201,919,313

Materials: 3.38%
Chemicals: 1.70%
Element Solutions Incorporated	1,042,966	14,403,360
Orion Engineered Carbons SA	663,935	10,330,829

		24,734,189

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  25

Portfolio of investments—November 30, 2020 (unaudited)

			Shares	Value
Metals & Mining: 0.75%
Steel Dynamics Incorporated			300,689	$10,887,949

Paper & Forest Products: 0.93%
Boise Cascade Company			310,492	13,428,779

Real Estate: 1.56%

Equity REITs: 1.56%
QTS Realty Trust Incorporated Class A			182,537	10,844,523
Ryman Hospitality Properties Incorporated			183,057	11,750,429

				22,594,952

Total Common Stocks (Cost $904,335,955)				1,430,001,949

		Expiration date
Rights: 0.00%

Communication Services: 0.00%

Media: 0.00%
Media General Incorporated †(a)		12-31-2020	347,897	0

Total Rights (Cost $0)				0

	Yield
Short-Term Investments: 2.25%

Investment Companies: 2.25%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%		9,406,660	9,406,660
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02		23,334,146	23,334,146

Total Short-Term Investments (Cost $32,740,806)				32,740,806

Total investments in securities (Cost $937,076,761)	100.68%	1,462,742,755

Other assets and liabilities, net	(0.68)	(9,951,272)

Total net assets	100.00%	$1,452,791,483

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sale proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares end of period	Income from affiliated securities

Short-Term Invesstments
Investment Companies
Securities Lending Cash Investments LLC	$0	$76,915,805	$(67,509,145)	$0	$0	$9,406,660		9,406,660	$5,736	#
Wells Fargo Government Money Market Fund Select Class	39,427,080	304,407,269	(320,500,203)	0	0	23,334,146		23,334,146	11,467

				$0	$0	$32,740,806	2.25%		$17,203

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  27

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $9,176,541 of securities loaned), at value (cost $904,335,955)	$1,430,001,949
Investments in affiliated securities, at value (cost $32,740,806)	32,740,806
Receivable for investments sold	839,706
Receivable for dividends	549,470
Receivable for securities lending income, net	8,039
Prepaid expenses and other assets	68,393

Total assets	1,464,208,363

Liabilities
Payable upon receipt of securities loaned	9,406,660
Payable for investments purchased	1,084,698
Advisory fee	905,794
Accrued expenses and other liabilities	19,728

Total liabilities	11,416,880

Total net assets	$1,452,791,483

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Small Company Growth Portfolio

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends	$4,070,430
Income from affiliated securities	42,619

Total investment income	4,113,049

Expenses
Advisory fee	5,437,878
Custody and accounting fees	47,698
Professional fees	23,119
Shareholder report expenses	3,596
Trustees’ fees and expenses	9,582
Other fees and expenses	23,805

Total expenses	5,545,678

Net investment loss	(1,432,629)

Realized and unrealized gains (losses) on investments
Net realized gains on investments	172,149,103
Net change in unrealized gains (losses) on investments	184,474,903

Net realized and unrealized gains (losses) on investments	356,624,006

Net increase in net assets resulting from operations	$355,191,377

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  29

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020

Operations
Net investment loss	$(1,432,629)	$(2,562,794)
Net realized gains on investments	172,149,103	108,634,846
Net change in unrealized gains (losses) on investments	184,474,903	(27,501,699)

Net increase in net assets resulting from operations	355,191,377	78,570,353

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,575,021	51,028,631
Withdrawals	(294,355,535)	(551,302,982)

Net decrease in net assets resulting from capital share transactions	(287,780,514)	(500,274,351)

Total increase (decrease) in net assets	67,410,863	(421,703,998)

Net assets
Beginning of period	1,385,380,620	1,807,084,618

End of period	$1,452,791,483	$1,385,380,620

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Small Company Growth Portfolio

Financial highlights

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Total return[1]	28.83%	4.08%	(5.64)%	28.74%	18.15%	(13.86)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.78%	0.78%	0.78%	0.79%	0.80%
Net expenses	0.79%	0.78%	0.78%	0.78%	0.79%	0.80%
Net investment loss	(0.20)%	(0.16)%	(0.09)%	(0.18)%	(0.14)%	(0.03)%
Supplemental data
Portfolio turnover rate	22%	41%	54%	37%	82%	49%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  31

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Company Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

32  |  Wells Fargo Small Company Growth Portfolio

Notes to financial statements (unaudited)

Dividend income is recognized on the ex-dividend date.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $964,179,219 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$561,350,752

Gross unrealized losses	(62,787,216)

Net unrealized gains	$498,563,536

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Small Company Growth Portfolio  |  33

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$18,345,465	$0	$0	$18,345,465

Consumer discretionary	136,490,859			136,490,859

Consumer staples	14,642,225	0	0	14,642,225

Energy	6,122,282	0	0	6,122,282

Financials	160,556,416	0	0	160,556,416

Health care	404,511,515	0	0	404,511,515

Industrials	249,378,299	0	0	249,378,299

Information technology	368,309,019	0	0	368,309,019

Materials	49,050,917	0	0	49,050,917

Real estate	22,594,952	0	0	22,594,952

Rights

Communication services	0	0	0	0

Short-term investments

Investment companies	32,740,806	0	0	32,740,806

Total assets	$1,462,742,755	$0	$0	$1,462,742,755

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management , an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.800%

Next $500 million	0.775

Next $1 billion	0.750

Next $1 billion	0.725

Next $1 billion	0.700

Over $4 billion	0.680

For the six months ended November 30, 2020, the advisory fee was equivalent to an annual rate of 0.78% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Peregrine Capital Management, LLC, which is not an affiliate of Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate of 0.38% of the Portfolio’s average daily net assets. Prior to June 1, 2020, the subadviser received an annual fee which started at 0.50% and declined to 0.45% as the average daily net assets of the Portfolio increased.

34  |  Wells Fargo Small Company Growth Portfolio

Notes to financial statements (unaudited)

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $293,170,247 and $565,445,109, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2020, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$6,959,520	$(6,959,520)	$0

BNP Paribas Securities Corp.	235,876	(235,876)	0

Citigroup Global Markets Inc.	417,950	(417,950)	0

Credit Suisse Securities (USA) LLC	109,200	(109,200)	0

Deutsche Bank Securities Inc.	409,055	(409,055)	0

National Financial Services LLC	71,140	(71,140)	0

UBS Securities LLC	973,800	(973,800)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Portfolio under the agreement.

8. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Portfolio concentrated its portfolio in investments related to the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

Wells Fargo Small Company Growth Portfolio  |  35

Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Wells Fargo Small Company Growth Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Small Company Growth Fund  |  37

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

38  |  Wells Fargo Small Company Growth Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Small Company Growth Fund  |  39

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

40  |  Wells Fargo Small Company Growth Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00733 01-20

SA285/SAR285 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo

Small Company Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Small Company Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Small Company Value Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Small Company Value Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Small Company Value Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Small Company Value Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

Jeff Goverman

Garth R. Nisbet, CFA®‡

Craig Pieringer, CFA®‡

Ryan H. Smith, CFA®‡*

Samuel D. Smith, CFA®‡*

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (SCVAX)	1-31-2002	-7.11	4.42	7.75	-1.44	5.66	8.39	1.33	1.15

Class C (SCVFX)	8-30-2002	-3.00	4.91	7.60	-2.00	4.91	7.60	2.08	1.90

Class R6 (SCVJX)[4]	10-31-2016	–	–	–	-0.99	6.10	8.75	0.90	0.75

Administrator Class (SCVIX)	1-31-2002	–	–	–	-1.34	5.79	8.58	1.25	1.05

Institutional Class (SCVNX)[5]	7-30-2010	–	–	–	-1.12	6.02	8.80	1.00	0.85

Russell 2000® Value Index[6]	–	–	–	–	0.35	6.83	8.70	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Small Company Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[7]

Alaska Air Group Incorporated	1.44

Schnitzer Steel Industries Incorporated Class A	1.41

Synovus Financial Corporation	1.39

Dana Incorporated	1.38

Piper Jaffray Companies Incorporated	1.38

Walker & Dunlop Incorporated	1.36

Western Alliance Bancorp	1.35

Ameris Bancorp	1.32

Axos Financial Incorporated	1.26

Atlantic Union Bankshares Corporation	1.24

Sector allocation as of November 30, 2020[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Ryan Smith and Samuel Smith became portfolio managers of the Fund on January 12, 2021.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.75% for Class R6, 1.05% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[5]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[6]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[7]

Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[8]

Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Small Company Value Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,270.04	$6.43	1.13%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.72	1.13%

Class C

Actual	$1,000.00	$1,267.71	$10.80	1.90%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%

R6 Class

Actual	$1,000.00	$1,273.95	$4.28	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%

Administrator Class

Actual	$1,000.00	$1,270.86	$5.98	1.05%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%

Institutional Class

Actual	$1,000.00	$1,272.90	$4.84	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Small Company Value Fund

Portfolio of investments—November 30, 2020 (unaudited)

Value
Investment Companies: 100.03%

Affiliated Master Portfolio: 100.03%
Wells Fargo Small Company Value Portfolio	$383,705,483

Total Investment Companies (Cost $333,955,430)	383,705,483

Total investments in securities (Cost $333,955,430)	100.03%	383,705,483

Other assets and liabilities, net	(0.03)	(134,222)

Total net assets	100.00%	$383,571,261

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Small Company Value Portfolio	80%	83%	$511,980	$81,737,956	$3,505,533	$22,407	$383,705,483	100.03%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  9

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $333,955,430)	$383,705,483
Receivable for Fund shares sold	222,535
Receivable from manager	35,374
Prepaid expenses and other assets	182,334

Total assets	384,145,726

Liabilities
Payable for Fund shares redeemed	459,737
Administration fees payable	58,592
Distribution fee payable	1,708
Trustees’ fees and expenses payable	1,389
Accrued expenses and other liabilities	53,039

Total liabilities	574,465

Total net assets	$383,571,261

Net assets consist of
Paid-in capital	$380,541,014
Total distributable earnings	3,030,247

Total net assets	$383,571,261

Computation of net asset value and offering price per share
Net assets – Class A	$308,601,320
Shares outstanding – Class A1	11,590,740
Net asset value per share – Class A	$26.62
Maximum offering price per share – Class A2	$28.24
Net assets – Class C	$2,648,020
Shares outstanding – Class C1	112,950
Net asset value per share – Class C	$23.44
Net assets – Class R6	$7,422,246
Shares outstanding – Class R6[1]	269,636
Net asset value per share – Class R6	$27.53
Net assets – Administrator Class	$21,962,531
Shares outstanding – Administrator Class[1]	805,729
Net asset value per share – Administrator Class	$27.26
Net assets – Institutional Class	$42,937,144
Shares outstanding – Institutional Class[1]	1,568,454
Net asset value per share – Institutional Class	$27.38

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Small Company Value Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net foreign withholding taxes of $2,739)	$3,505,533
Affiliated income allocated from affiliated Master Portfolio	22,407
Expenses allocated from affiliated Master Portfolio	(1,405,600)
Waivers allocated from affiliated Master Portfolio	149,334

Total investment income	2,271,674

Expenses
Management fee	84,952
Administration fees
Class A	290,586
Class C	4,064
Class R6	861
Administrator Class	11,401
Institutional Class	23,340
Shareholder servicing fees
Class A	344,751
Class C	4,795
Administrator Class	21,827
Distribution fee
Class C	14,352
Custody and accounting fees	3,071
Professional fees	16,543
Registration fees	65,655
Shareholder report expenses	23,715
Trustees’ fees and expenses	11,029
Other fees and expenses	6,750

Total expenses	927,692
Less: Fee waivers and/or expense reimbursements
Fund-level	(240,679)
Class A	(68,998)
Class C	(386)
Administrator Class	(4,373)

Net expenses	613,256

Net investment income	1,658,418

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	511,980
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	81,737,956

Net realized and unrealized gains (losses) on investments	82,249,936

Net increase in net assets resulting from operations	$83,908,354

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$1,658,418		$2,260,170
Net realized gains (losses) on investments		511,980		(36,100,494)
Net change in unrealized gains (losses) on investments		81,737,956		(40,806,657)

Net increase (decrease) in net assets resulting from operations		83,908,354		(74,646,981)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(1,775,108)
Class C		0		(20,482)
Class R6		0		(57,654)
Administrator Class		0		(132,559)
Institutional Class		0		(389,037)

Total distributions to shareholders		0		(2,374,840)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	471,826	10,788,939	660,800	16,227,538
Class C	1,572	30,548	9,961	227,898
Class R6	134,614	3,129,254	64,570	1,642,037
Administrator Class	165,688	3,860,814	106,132	2,470,380
Institutional Class	248,570	5,972,054	309,975	7,352,769

		23,781,609		27,920,622

Reinvestment of distributions
Class A	0	0	61,791	1,738,175
Class C	0	0	745	18,543
Class R6	0	0	1,984	57,454
Administrator Class	0	0	4,358	125,424
Institutional Class	0	0	13,253	382,205

		0		2,321,801

Payment for shares redeemed
Class A	(1,437,623)	(32,661,166)	(1,647,283)	(40,312,932)
Class C	(129,007)	(2,619,937)	(150,237)	(3,268,340)
Class R6	(165,981)	(3,765,249)	(949,988)	(24,922,236)
Administrator Class	(88,043)	(2,105,061)	(185,643)	(4,423,218)
Institutional Class	(245,849)	(5,643,390)	(876,293)	(21,210,870)

		(46,794,803)		(94,137,596)

Net asset value of shares issue in acquisition
Class A	0	0	12,989,900	337,017,442
Class C	0	0	328,733	7,545,278
Class R6	0	0	1,155,117	30,863,882
Administrator Class	0	0	242,559	6,444,855
Institutional Class	0	0	786,790	20,969,975

		0		402,841,432

Net increase (decrease) in net assets resulting from capital share transactions		(23,013,194)		338,946,259

Total increase in net assets		60,895,160		261,924,438

Net assets
Beginning of period		322,676,101		60,751,663

End of period		$383,571,261		$322,676,101

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.91	$24.22	$28.60	$24.01	$20.22	$21.42
Net investment income	0.11	0.18 [1]	0.09	0.09	0.05	0.08
Net realized and unrealized gains (losses) on investments	5.60	(3.35)	(4.31)	4.58	3.75	(1.25)

Total from investment operations	5.71	(3.17)	(4.22)	4.67	3.80	(1.17)
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.16)	(0.08)	(0.01)	(0.03)
Net asset value, end of period	$26.62	$20.91	$24.22	$28.60	$24.01	$20.22
Total return[2]	27.31%	(13.25)%	(14.72)%	19.48%	18.86%	(5.48)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.32%	1.32%	1.49%	1.47%	1.47%	1.48%
Net expenses[3]	1.13%	1.13%	1.15%	1.33%	1.35%	1.37%
Net investment income[3]	0.94%	0.74%	0.38%	0.46%	0.20%	0.11%
Supplemental data
Portfolio turnover rate[4]	43%	78%	168%	144%	110%	72%
Net assets, end of period (000s omitted)	$308,601	$262,574	$11,902	$15,665	$16,280	$23,151

[1]	Calculated based upon average shares outstanding

[2]	Total return calculation do not include any sale charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%
Year ended May 31, 2016	0.84%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$18.43	$21.48	$25.38	$21.40	$18.15	$19.34
Net investment income (loss)	0.02 [1]	0.01 [1]	(0.08)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	4.99	(3.00)	(3.82)	4.05	3.36	(1.08)

Total from investment operations	5.01	(2.99)	(3.90)	3.98	3.25	(1.19)
Distributions to shareholders from
Net investment income	0.00	(0.06)	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.44	$18.43	$21.48	$25.38	$21.40	$18.15
Total return[2]	27.18%	(13.98)%	(15.37)%	18.60%	17.97%	(6.20)%
Ratios to average net assets (annualized)
Gross expenses[3]	2.06%	2.08%	2.22%	2.21%	2.22%	2.23%
Net expenses[3]	1.90%	1.90%	1.90%	2.08%	2.10%	2.12%
Net investment income (loss)[3]	0.17%	0.02%	(0.35)%	(0.29)%	(0.54)%	(0.62)%
Supplemental data
Portfolio turnover rate[4]	43%	78%	168%	144%	110%	72%
Net assets, end of period (000s omitted)	$2,648	$4,431	$1,099	$1,980	$1,962	$2,004

[1]	Calculated based upon average shares outstanding

[2]	Total return calculation do not include any sale charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%
Year ended May 31, 2016	0.84%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS R6		2020	2019	2018	2017[1]
Net asset value, beginning of period	$21.56	$24.92	$29.44	$24.69	$21.37
Net investment income	0.16 [2]	0.31	0.21 [2]	0.29 [2]	0.08
Net realized and unrealized gains (losses) on investments	5.81	(3.50)	(4.45)	4.65	3.33

Total from investment operations	5.97	(3.19)	(4.24)	4.94	3.41
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.28)	(0.19)	(0.09)
Net asset value, end of period	$27.53	$21.56	$24.92	$29.44	$24.69
Total return[3]	27.69%	(12.97)%	(14.38)%	20.03%	15.95%
Ratios to average net assets (annualized)
Gross expenses[4]	0.89%	0.90%	1.09%	1.03%	1.02%
Net expenses[4]	0.75%	0.75%	0.75%	0.88%	0.90%
Net investment income[4]	1.37%	1.22%	0.77%	1.04%	0.58%
Supplemental data
Portfolio turnover rate[5]	43%	78%	168%	144%	110%
Net assets, end of period (000s omitted)	$7,422	$6,491	$731	$322	$29

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017[1]	0.83%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.40	$24.80	$29.23	$24.53	$20.66	$21.90
Net investment income	0.12 [1]	0.21 [1]	0.14 [1]	0.20	0.08 [1]	0.13
Net realized and unrealized gains (losses) on investments	5.74	(3.43)	(4.43)	4.63	3.83	(1.30)

Total from investment operations	5.86	(3.22)	(4.29)	4.83	3.91	(1.17)
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.14)	(0.13)	(0.04)	(0.07)
Net asset value, end of period	$27.26	$21.40	$24.80	$29.23	$24.53	$20.66
Total return[2]	27.38%	(13.18)%	(14.65)%	19.71%	19.00%	(5.36)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.24%	1.32%	1.35%	1.38%	1.39%	1.39%
Net expenses[3]	1.05%	1.05%	1.05%	1.19%	1.20%	1.20%
Net investment income[3]	1.00%	0.82%	0.49%	0.59%	0.36%	0.28%
Supplemental data
Portfolio turnover rate[4]	43%	78%	168%	144%	110%	72%
Net assets, end of period (000s omitted)	$21,963	$15,581	$13,905	$60,379	$57,591	$64,023

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%
Year ended May 31, 2016	0.84%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.46	$24.86	$29.40	$24.68	$20.77	$22.02
Net investment income	0.14	0.25	0.19 [1]	0.21	0.11	0.08 [1]
Net realized and unrealized gains (losses) on investments	5.78	(3.43)	(4.45)	4.69	3.89	(1.22)

Total from investment operations	5.92	(3.18)	(4.26)	4.90	4.00	(1.14)
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.28)	(0.18)	(0.09)	(0.11)
Net asset value, end of period	$27.38	$21.46	$24.86	$29.40	$24.68	$20.77
Total return[2]	27.59%	(13.03)%	(14.46)%	19.90%	13.70%	(5.13)%
Ratios to average net assets (annualized)
Gross expenses[3]	0.99%	1.07%	1.14%	1.14%	1.14%	1.14%
Net expenses[3]	0.85%	0.85%	0.85%	0.99%	1.00%	1.00%
Net investment income[3]	1.23%	1.04%	0.68%	0.78%	0.55%	0.40%
Supplemental data
Portfolio turnover rate[4]	43%	78%	168%	144%	110%	72%
Net assets, end of period (000s omitted)	$42,937	$33,600	$33,116	$60,973	$52,072	$31,768

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%
Year ended May 31, 2016	0.84%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Company Value Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Wells Fargo Small Company Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. As of November 30, 2020, the Fund owned 83% of Wells Fargo Small Company Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2020 are included in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s dividend income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Wells Fargo Small Company Value Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $336,994,123 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$46,711,360

Gross unrealized losses	0

Net unrealized gain	$46,711,360

As of May 31, 2020, the Fund had capital loss carryforwards which consisted of $31,483,064 in short-term capital losses and $3,107,998 in long-term capital losses. Losses may be subject to certain limitations under Sections 382-384 of the InternalRevenue Code.

As of May 31, 2020, the Fund had a qualified late-year ordinary loss of $161,669 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2020, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation	$383,705,483

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Wells Fargo Small Company Value Fund  |  19

Notes to financial statements (unaudited)

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.75% for Class R6 shares, 1.05% for Administrator Class shares and 0.85% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $910 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $147,075,891 and $182,725,879, respectively.

6. ACQUISITION

After the close of business on September 20, 2019, the Fund acquired the net assets of Wells Fargo Small Cap Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Wells Fargo Small Cap Value Fund transferred all of its portfolio securities to Wells Fargo Small Company Value Portfolio (a master portfolio in which it invested all of its assets) in exchange for interests in Wells Fargo Small Company Value Portfolio. Immediately thereafter, Wells Fargo Small Cap Value Fund transferred all of its equity interests in Wells Fargo Small Company Value Portfolio to

20  |  Wells Fargo Small Company Value Fund

Notes to financial statements (unaudited)

Wells Fargo Small Cap Value Fund in exchange for shares of the Fund. Shareholders holding Class A, Class C, Class R6, Administrator Class, and Institutional Class shares of Wells Fargo Small Cap Value Fund received Class A, Class C, Class R6, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Small Cap Value Fund for 15,503,099 shares of the Fund valued at $402,841,432 at an exchange ratio of 0.45, 0.28, 0.49, 0.49, and 0.49 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Small Cap Value Fund with a fair value of $399,448,746, identified cost of $378,004,130 and unrealized gains of $21,444,616 at September 20, 2019 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Small Cap Value Fund and the Fund immediately prior to the acquisition were $402,841,432 and $58,675,150, respectively. The aggregate net assets of the Fund immediately after the acquisition were $461,516,582. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Small Cap Value Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Small Company Value Fund  |  21

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 98.98%

Communication Services: 0.47%

Entertainment: 0.47%
Cinemark Holdings Incorporated	139,624	$2,157,192

Consumer Discretionary: 16.74%

Auto Components: 1.38%
Dana Incorporated	377,502	6,357,134

Diversified Consumer Services: 0.40%
Collectors Universe Incorporated	24,124	1,861,167

Hotels, Restaurants & Leisure: 3.39%
Dave & Buster’s Entertainment Incorporated «	85,191	2,157,036
Del Taco Restaurants Incorporated †	308,108	2,726,756
Denny’s Corporation †	235,664	2,712,493
Dine Brands Global Incorporated	39,648	2,496,635
Wyndham Hotels & Resorts Incorporated	96,121	5,526,958

		15,619,878

Household Durables: 3.81%
Beazer Homes Incorporated †	216,726	3,209,712
GoPro Incorporated Class A †	496,697	3,471,912
Green Brick Partners Incorporated †	116,569	2,537,707
Hamilton Beach Brand Class A	74,980	1,408,124
Hooker Furniture Corporation	158,394	4,794,586
iRobot Corporation «†	27,239	2,136,355

		17,558,396

Internet & Direct Marketing Retail: 0.16%
Stamps.com Incorporated †	3,845	720,784

Leisure Products: 1.07%
Johnson Outdoors Incorporated Class A	31,874	2,664,666
Malibu Boats Incorporated Class A †	39,837	2,270,311

		4,934,977

Multiline Retail: 1.66%
Big Lots Stores Incorporated	89,202	4,609,067
Nordstrom Incorporated «	116,629	3,023,024

		7,632,091

Specialty Retail: 3.10%
American Eagle Outfitters Incorporated	292,251	5,257,595
Dick’s Sporting Goods Incorporated	58,538	3,325,544
Shoe Carnival Incorporated	122,666	4,485,896
Urban Outfitters Incorporated †	44,818	1,227,117

		14,296,152

Textiles, Apparel & Luxury Goods: 1.77%
Carter’s Incorporated	21,202	1,886,766
Lakeland Industries Incorporated †	123,509	2,447,948
Rocky Brands Incorporated	131,113	3,802,277

		8,136,991

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Energy: 3.68%

Energy Equipment & Services: 1.81%
Helmerich & Payne Incorporated	195,566	$4,453,038
Patterson-UTI Energy Incorporated	899,418	3,876,492

		8,329,530

Oil, Gas & Consumable Fuels: 1.87%
Diamondback Energy Incorporated	102,447	4,093,782
Southwestern Energy Company †	953,313	2,964,803
W&T Offshore Incorporated «†	789,069	1,546,575

		8,605,160

Financials: 23.50%

Banks: 16.18%
Ameris Bancorp	179,087	6,090,749
Atlantic Union Bankshares Corporation	191,187	5,718,403
Banc of California Incorporated	169,864	2,259,191
Banner Corporation	110,160	4,552,913
Customers Bancorp Incorporated †	193,141	3,262,151
FB Financial Corporation	129,204	4,124,192
First Foundation Incorporated	225,404	4,003,175
First Interstate BancSystem Class A	124,844	4,750,314
Great Southern Bancorp Incorporated	80,973	3,716,661
Heritage Financial Corporation	193,037	4,491,971
Independent Bank Corporation	140,165	2,384,207
Midland States Bancorp Incorporated	151,969	2,575,875
OceanFirst Financial Corporation	184,113	2,903,462
OFG Bancorp	232,843	3,900,120
Synovus Financial Corporation	202,458	6,391,599
Umpqua Holdings Corporation	290,956	4,041,379
Univest Corporation of Pennsylvania	172,205	3,153,074
Western Alliance Bancorp	121,257	6,216,846

		74,536,282

Capital Markets: 1.38%
Piper Jaffray Companies Incorporated	68,970	6,356,965

Insurance: 1.58%
American Equity Investment Life Holding Company	91,784	2,412,084
FBL Financial Group Incorporated	54,400	2,828,800
State Auto Financial Corporation	75,209	1,129,639
United Fire Group Incorporated	41,591	909,595

		7,280,118

Mortgage REITs: 0.84%
Capstead Mortgage Corporation	683,908	3,850,402

Thrifts & Mortgage Finance: 3.52%
Axos Financial Incorporated †	172,570	5,781,095
Homestreet Incorporated	128,484	4,156,457
Walker & Dunlop Incorporated	78,434	6,275,504

		16,213,056

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  23

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Health Care: 5.40%

Biotechnology: 0.82%
Eagle Pharmaceuticals Incorporated †	10,555	$480,253
Five Prime Therapeutics Incorporated †	174,938	3,288,834

		3,769,087

Health Care Equipment & Supplies: 1.58%
AngioDynamics Incorporated †	129,886	1,846,979
ICU Medical Incorporated †	12,192	2,300,630
Merit Medical Systems Incorporated †	56,613	3,117,678

		7,265,287

Health Care Providers & Services: 2.68%
AMN Healthcare Services Incorporated †	52,494	3,420,509
Brookdale Senior Living Incorporated †	397,621	1,685,913
LHC Group Incorporated †	5,851	1,148,668
Option Care Health Incorporated †	159,995	2,519,921
The Ensign Group Incorporated	49,891	3,585,666

		12,360,677

Health Care Technology: 0.32%
Computer Programs & Systems Incorporated	52,340	1,488,026

Industrials: 22.91%

Aerospace & Defense: 1.06%
Ducommun Incorporated †	98,513	4,898,066

Air Freight & Logistics: 0.52%
Radiant Logistics Incorporated †	404,206	2,392,900

Airlines: 2.08%
Alaska Air Group Incorporated	130,525	6,652,859
SkyWest Incorporated	68,328	2,933,321

		9,586,180

Building Products: 2.28%
American Woodmark Corporation †	49,650	4,344,872
CSW Industrials Incorporated	24,864	2,667,659
Patrick Industries Incorporated	55,180	3,478,547

		10,491,078

Commercial Services & Supplies: 2.77%
ABM Industries Incorporated	95,906	3,692,381
Healthcare Services Group Incorporated	103,200	2,442,744
Herman Miller Incorporated	151,631	5,404,129
Stericycle Incorporated †	17,359	1,222,768

		12,762,022

Construction & Engineering: 2.08%
Comfort Systems Incorporated	52,348	2,637,816
Great Lakes Dredge & Dock Company †	133,748	1,510,015
MYR Group Incorporated †	38,687	1,978,066
Northwest Pipe Company †	62,134	1,788,217
Sterling Construction Company Incorporated †	102,745	1,642,893

		9,557,007

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Electrical Equipment: 2.21%
Atkore International Incorporated †	123,204	$4,802,492
Encore Wire Corporation	26,585	1,373,647
Regal-Beloit Corporation	33,466	3,983,793

		10,159,932

Machinery: 6.28%
Columbus McKinnon Corporation	63,255	2,390,406
Federal Signal Corporation	83,339	2,586,009
Hillenbrand Incorporated	134,520	5,040,464
Kadant Incorporated	29,650	3,792,532
Lydall Incorporated †	86,741	2,376,703
Miller Industries Incorporated	107,646	3,594,300
Mueller Water Products Incorporated Class A	210,380	2,497,211
Rexnord Corporation	75,969	2,849,597
The Shyft Group Incorporated	146,265	3,792,651

		28,919,873

Professional Services: 1.07%
CBIZ Incorporated †	54,185	1,312,361
Kelly Services Incorporated Class A	176,942	3,620,233

		4,932,594

Road & Rail: 1.06%
Arcbest Corporation	116,813	4,895,633

Trading Companies & Distributors: 1.50%
BMC Stock Holdings Incorporated †	78,417	3,837,728
CAI International Incorporated	97,489	3,085,527

		6,923,255

Information Technology: 8.54%

Communications Equipment: 0.62%
NETGEAR Incorporated †	89,472	2,846,104

Electronic Equipment, Instruments & Components: 3.04%
ePlus Incorporated †	32,327	2,725,489
Insight Enterprises Incorporated †	67,895	4,853,135
Methode Electronics Incorporated	112,274	3,931,835
PC Connection Incorporated	54,816	2,502,350

		14,012,809

IT Services: 1.53%
Conduent Incorporated †	676,117	2,853,214
Hackett Group Incorporated	14,521	204,456
TTEC Holdings Incorporated	37,291	2,523,109
Unisys Corporation †	101,903	1,485,746

		7,066,525

Semiconductors & Semiconductor Equipment: 2.47%
Cirrus Logic Incorporated †	25,478	2,040,788
Diodes Incorporated †	29,328	1,993,131
FormFactor Incorporated †	61,252	2,511,332
Ichor Holdings Limited †	71,087	2,267,675
Onto Innovation Incorporated †	57,691	2,550,519

		11,363,445

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  25

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Software: 0.23%
American Software Incorporated Class A	65,316	$1,072,489

Technology Hardware, Storage & Peripherals: 0.65%
NCR Corporation †	107,737	2,981,083

Materials: 8.91%

Chemicals: 2.93%
Hawkins Incorporated	57,504	2,885,551
Ingevity Corporation †	61,355	4,085,016
Minerals Technologies Incorporated	86,423	5,243,283
Stepan Company	10,982	1,275,669

		13,489,519

Construction Materials: 1.07%
Eagle Materials Incorporated	54,280	4,938,937

Containers & Packaging: 0.38%
UFP Technologies Incorporated †	39,500	1,740,765

Metals & Mining: 3.67%
Kaiser Aluminum Corporation	68,445	5,337,341
Schnitzer Steel Industries Incorporated Class A	253,761	6,501,357
United States Steel Corporation	355,820	5,049,086

		16,887,784

Paper & Forest Products: 0.86%
Schweitzer-Mauduit International Incorporated	114,098	3,968,328

Real Estate: 8.83%

Equity REITs: 8.83%
Agree Realty Corporation	45,207	2,979,141
American Campus Communities Incorporated	79,191	3,151,802
Armada Hoffler Properties Incorporated	271,395	2,879,501
Global Medical REIT Incorporated	198,134	2,712,454
Independence Realty Trust Incorporated	285,382	3,675,720
Investors Real Estate Trust	31,812	2,207,753
Lexington Corporate Properties Trust	205,949	2,102,739
Monmouth Real Estate Investment Corporation	147,786	2,191,666
One Liberty Properties Incorporated	133,722	2,377,577
Outfront Media Incorporated	215,894	4,089,032
PotlatchDeltic Corporation	91,580	4,262,133
Retail Opportunity Investment Corporation	64,077	831,719
RLJ Lodging Trust	157,208	1,938,375
STAG Industrial Incorporated	113,214	3,371,513
Summit Hotel Properties Incorporated	217,987	1,894,307

		40,665,432

Total Common Stocks (Cost $378,017,724)		455,881,112

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

		Expiration date	Shares	Value
Warrants: 0.00%

Energy: 0.00%

Energy Equipment & Services: 0.00%
Parker Drilling Company †(a)		9-16-2024	8,457	$0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 2.16%

Investment Companies: 2.16%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%		6,188,169	6,188,169
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02		3,783,891	3,783,891

Total Short-Term Investments (Cost $9,972,060)				9,972,060

Total investments in securities (Cost $387,989,784)	101.14%	465,853,172

Other assets and liabilities, net	(1.14)	(5,261,152)

Total net assets	100.00%	$460,592,020

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sale proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares end of period	Income from affiliated securities

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$43,768,644	$(37,580,475)	$0	$0	$6,188,169		6,188,169	$2,085	#
Wells Fargo Government Money Market Fund Select Class	2,323,207	41,031,781	(39,571,097)	0	0	3,783,891		3,783,891	1,132

				$0	$0	$9,972,060	2.16%		$3,217

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  27

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (Including $5,995,628 of securities loaned), at value (cost $378,017,724)	$455,881,112
Investments in affiliated securities, at value (cost $9,972,060)	9,972,060
Receivable for investments sold	792,576
Receivable for dividends	311,616
Receivable for securities lending income, net	3,981
Prepaid expenses and other assets	81,239

Total assets	467,042,584

Liabilities
Payable upon receipt of securities loaned	6,188,169
Advisory fee payable	251,487
Accrued expenses and other liabilities	10,908

Total liabilities	6,450,564

Total net assets	$460,592,020

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Small Company Value Portfolio

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,419)	$4,344,865
Income from affiliated securities	27,838

Total investment income	4,372,703

Expenses
Advisory fee	1,684,761
Custody and accounting fees	14,644
Professional fees	23,653
Shareholder report expenses	6,167
Trustees’ fees and expenses	9,583
Other fees and expenses	4,867

Total expenses	1,743,675
Less: Fee waivers and/or expense reimbursements	(185,271)

Net expenses	1,558,404

Net investment income	2,814,299

Realized and unrealized gains (losses) on investments
Net realized gains on investments	547,220
Net change in unrealized gains (losses) on investments	100,393,468

Net realized and unrealized gains (losses) on investments	100,940,688

Net increase in net assets resulting from operations	$103,754,987

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  29

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020

Operations
Net investment income	$2,814,299	$4,223,447
Net realized gains (losses) on investments	547,220	(50,607,316)
Net change in unrealized gains (losses) on investments	100,393,468	(40,450,997)

Net increase (decrease) in net assets resulting from operations	103,754,987	(86,834,866)

Capital Transactions
Transactions in investors’ beneficial interests
Contribution	17,803,789	464,639,096
Withdrawals	(62,636,146)	(103,765,259)

Net increase (decrease) in net assets resulting from capital transactions	(44,832,357)	360,873,837

Total increase in net assets	58,922,630	274,038,971

Net assets
Beginning of period	401,669,390	127,630,419

End of period	$460,592,020	$401,669,390

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Small Company Value Portfolio

Financial highlights

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Total return[1]	27.60%	(13.74)%	(14.51)%	20.10%	19.44%	(4.96)%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.86%	0.85%	0.84%	0.85%
Net expenses	0.74%	0.74%	0.75%	0.84%	0.84%	0.85%
Net investment income	1.34%	1.15%	0.80%	0.87%	0.72%	0.62%
Supplemental data
Portfolio turnover rate	43%	78%	168%	144%	110%	72%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  31

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Company Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statements of Operations.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

32  |  Wells Fargo Small Company Value Portfolio

Notes to financial statements (unaudited)

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $400,245,512 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$92,388,287

Gross unrealized losses	(26,780,627)

Net unrealized gains	$65,607,660

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$2,157,192	$0	$0	$2,157,192

Consumer discretionary	77,117,570	0	0	77,117,570

Energy	16,934,690	0	0	16,934,690

Financials	108,236,823	0	0	108,236,823

Health care	24,883,077	0	0	24,883,077

Industrials	105,518,540	0	0	105,518,540

Information technology	39,342,455	0	0	39,342,455

Materials	41,025,333	0	0	41,025,333

Real estate	40,665,432	0	0	40,665,432

Warrants

Energy	0	0	0	0

Short-term investments

Investment companies	9,972,060	0	0	9,972,060

Total assets	$465,853,172	$0	$0	$465,853,172

Wells Fargo Small Company Value Portfolio  |  33

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail for the Portfolio is included in the Portfolio of investments.

For the six months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management , an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.800%

Next $500 million	0.775

Next $1 billion	0.750

Next $1 billion	0.725

Next $1 billion	0.700

Over $4 billion	0.680

For the six months ended November 30, 2020, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at the following annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2020 were $176,546,816 and $219,340,316, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

34  |  Wells Fargo Small Company Value Portfolio

Notes to financial statements (unaudited)

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of November 30, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$2,210,379	$(2,210,379)	$0

Barclays Capital Inc.	1,636,097	(1,636,097)	0

Citigroup Global Markets Inc.	1,667,952	(1,667,952)	0

Credit Suisse Securities (USA) LLC	277,113	(277,113)	0

JPMorgan Securities LLC	29,595	(29,595)	0

Morgan Stanley & Co. LLC	174,492	(174,492)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Small Company Value Portfolio  |  35

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

36  |  Wells Fargo Small Company Value Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Small Company Value Fund  |  37

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38  |  Wells Fargo Small Company Value Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Small Company Value Fund  |  39

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00734 01-20

SA286/SAR286 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo Core Bond Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Index Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Core Bond Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government- related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Core Bond Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Core Bond Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

Preparing for LIBOR Transition

The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021, which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.

The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.

Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.

While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.

Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Core Bond Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

Maulik Bhansali, CFA®‡

Jarad Vasquez

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (MBFAX)	10-31-2001	3.21	3.15	3.27	8.07	4.09	3.75	0.82	0.78

Class C (MBFCX)	10-31-2001	6.25	3.33	2.98	7.25	3.33	2.98	1.57	1.53

Class R (WTRRX)[4]	7-9-2010	–	–	–	7.90	3.85	3.50	1.07	1.03

Class R4 (MBFRX)[5]	11-30-2012	–	–	–	8.35	4.39	4.04	0.59	0.52

Class R6 (WTRIX)[6]	11-30-2012	–	–	–	8.52	4.52	4.18	0.44	0.37

Administrator Class (MNTRX)	6-30-1997	–	–	–	8.16	4.17	3.84	0.76	0.70

Institutional Class (MBFIX)	10-31-2001	–	–	–	8.47	4.48	4.14	0.49	0.42

Bloomberg Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	7.28	4.34	3.71	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Core Bond Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[8]

FNMA, 2.00%, 1-14-2051	2.15

U.S. Treasury Bond, 1.13%, 5-15-2040	2.12

U.S. Treasury Note, 0.25%, 11-15-2023	1.96

U.S. Treasury Note, 0.13%, 9-15-2023	1.90

U.S. Treasury Note, 1.38%, 5-31-2021	1.78

U.S. Treasury Note, 0.13%, 9-30-2022	1.72

U.S. Treasury Note, 0.13%, 8-31-2022	1.63

U.S. Treasury Note, 1.38%, 1-31-2021	1.54

FNMA, 2.00%, 2-12-2051	1.53

GNMA, 2.00%, 2-20-2051	1.52

Portfolio composition as of November 30, 2020[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.78% for Class A, 1.53% for Class C, 1.03% for Class R, 0.52% for Class R4, 0.37% for Class R6, 0.70% for Administrator Class, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without theseis caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.

[5]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R4 shares.

[6]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[7]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[8]

Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[9]

Figures represent the portfolio composition of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Core Bond Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,026.14	$3.96	0.78%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

Class C

Actual	$1,000.00	$1,022.46	$7.76	1.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%

Class R

Actual	$1,000.00	$1,025.26	$4.52	0.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.51	0.89%

Class R4

Actual	$1,000.00	$1,027.96	$2.64	0.52%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.64	0.52%

Class R6

Actual	$1,000.00	$1,028.75	$1.88	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.88	0.37%

Administrator Class

Actual	$1,000.00	$1,026.31	$3.56	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%

Institutional Class

Actual	$1,000.00	$1,028.50	$2.14	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Core Bond Fund

Portfolio of investments—November 30, 2020 (unaudited)

Value
Investment Companies: 100.07%

Affiliated Master Portfolio: 100.07%
Wells Fargo Core Bond Portfolio	$5,774,258,310

Total Investment Companies (Cost $5,595,388,697)	5,774,258,310

Total investments in securities (Cost $5,595,388,697)	100.07%	5,774,258,310

Other assets and liabilities, net	(0.07)	(3,821,966)

Total net assets	100.00%	$5,770,436,344

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Core Bond Portfolio	95%	95%	$113,703,226	$4,956,522	$51,164,373	$117,135	$5,774,258,310	100.07%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  9

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $5,595,388,697)	$5,774,258,310
Receivable for Fund shares sold	6,921,477
Prepaid expenses and other assets	10,947

Total assets	5,781,190,734

Liabilities
Payable for Fund shares redeemed	8,501,084
Management fee payable	21,853
Distributions payable	1,256,892
Administration fees payable	306,127
Distribution fees and expenses payable	10,948
Trustee’s fees payable	1,155
Accrued expenses and other liabilities	656,331

Total liabilities	10,754,390

Total net assets	$5,770,436,344

Net assets consist of
Paid-in capital	$5,326,067,146
Total distributable earnings	444,369,198

Total net assets	$5,770,436,344

Computation of net asset value and offering price per share
Net assets – Class A	$330,206,396
Shares outstanding – Class A1	22,836,988
Net asset value per share – Class A	$14.46
Maximum offering price per share – Class A2	$15.14
Net assets – Class C	$16,746,775
Shares outstanding – Class C1	1,169,603
Net asset value per share – Class C	$14.32
Net assets – Class R	$1,882,127
Shares outstanding – Class R1	133,373
Net asset value per share – Class R	$14.11
Net assets – Class R4	$4,289,893
Share outstanding – Class R4[1]	304,094
Net asset value per share – Class R4	$14.11
Net assets – Class R6	$2,415,430,780
Shares outstanding – Class R6[1]	171,314,189
Net asset value per share – Class R6	$14.10
Net assets – Administrator Class	$256,657,027
Shares outstanding – Administrator Class[1]	18,185,217
Net asset value per share – Administrator Class	$14.11
Net assets – Institutional Class	$2,745,223,346
Shares outstanding – Institutional Class[1]	194,764,861
Net asset value per share – Institutional Class	$14.10

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Core Bond Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolio (net of foreign withholding taxes of $3,669)	$51,164,373
Affiliated income allocated from affiliated Master Portfolio	117,135
Expenses allocated from affiliated Master Portfolio	(9,967,396)

Total investment income	41,314,112

Expenses
Management fee	1,398,006
Administration fees
Class A	258,034
Class C	19,157
Class R	1,971
Class R4	1,703
Class R6	384,930
Administrator Class	120,870
Institutional Class	1,030,953
Shareholder servicing fees
Class A	400,910
Class C	29,805
Class R	1,753
Class R4	2,122
Administrator Class	295,375
Distribution fees
Class C	89,332
Class R	2,324
Custody and accounting fees	92,574
Professional fees	17,758
Registration fees	119,283
Shareholder report expenses	163,673
Trustees’ fees and expenses	11,029
Other fees and expenses	51,398

Total expenses	4,492,960
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,079,043)
Class A	(36,938)
Class C	(2,462)
Class R4	(763)
Class R6	(384,930)
Administrator Class	(35,319)
Institutional Class	(466,119)

Net expenses	2,487,386

Net investment income	38,826,726

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	113,703,226
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	4,956,522

Net realized and unrealized gains (losses) on investments	118,659,748

Net increase in net assets resulting from operations	$157,486,474

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$38,826,726		$120,113,953
Net realized gains on investments		113,703,226		306,742,964
Net change in unrealized gains (losses) on investments		4,956,522		56,934,677

Net increase in net assets resulting from operations		157,486,474		483,791,594

Distributions to shareholders from net investment income and net realized gains
Class A		(1,998,606)		(6,294,414)
Class C		(61,316)		(417,858)
Class R		(14,194)		(97,982)
Class R4		(31,989)		(161,109)
Class R6		(21,256,070)		(63,508,068)
Administrator Class		(1,592,881)		(4,506,235)
Institutional Class		(20,630,505)		(59,496,339)

Total distributions to shareholders		(45,585,561)		(134,482,005)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,975,423	57,145,100	5,035,376	68,831,957
Class C	348,418	4,961,849	737,031	9,984,279
Class R	14,553	203,415	91,423	1,215,599
Class R4	39,118	547,659	183,129	2,446,252
Class R6	20,787,518	291,035,956	46,956,601	627,133,874
Administrator Class	5,641,679	79,270,173	5,387,937	72,239,222
Institutional Class	42,702,899	598,700,209	67,880,909	903,670,274

		1,031,864,361		1,685,521,457

Reinvestment of distributions
Class A	122,458	1,761,667	399,765	5,475,932
Class C	2,877	40,971	14,131	191,525
Class R	457	6,409	1,589	21,221
Class R4	2,273	31,898	12,039	160,382
Class R6	1,088,189	15,265,637	3,578,858	47,809,034
Administrator Class	109,602	1,538,931	324,731	4,342,589
Institutional Class	1,305,997	18,315,815	3,940,416	52,636,436

		36,961,328		110,637,119

Payment for shares redeemed
Class A	(2,404,024)	(34,535,591)	(7,058,184)	(96,112,855)
Class C	(1,174,718)	(16,749,433)	(1,381,669)	(18,673,889)
Class R	(115,921)	(1,623,923)	(519,677)	(6,891,248)
Class R4	(66,275)	(924,399)	(700,264)	(9,317,864)
Class R6	(34,745,894)	(487,222,961)	(60,509,001)	(803,022,923)
Administrator Class	(3,363,283)	(47,207,210)	(5,797,513)	(77,110,768)
Institutional Class	(20,463,288)	(286,704,563)	(81,653,483)	(1,088,476,808)

		(874,968,080)		(2,099,606,355)

Net increase (decrease) in net assets resulting from capital share transactions		193,857,609		(303,447,779)

Total increase in net assets		305,758,522		45,861,810

Net assets
Beginning of period		5,464,677,822		5,418,816,012

End of period		$5,770,436,344		$5,464,677,822

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.17	$13.28	$12.86	$13.22	$13.28	$13.16
Net investment income	0.07	0.25	0.32	0.24	0.19 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.31	0.93	0.42	(0.36)	0.00	0.12

Total from investment operations	0.38	1.18	0.74	(0.12)	0.19	0.31
Distributions to shareholders from
Net investment income	(0.09)	(0.26)	(0.32)	(0.24)	(0.19)	(0.19)
Net realized gains	0.00	(0.03)	0.00	0.00	(0.06)	0.00

Total distributions to shareholders	(0.09)	(0.29)	(0.32)	(0.24)	(0.25)	(0.19)
Net asset value, end of period	$14.46	$14.17	$13.28	$12.86	$13.22	$13.28
Total return[2]	2.69%	9.03%	5.87%	(0.96)%	1.48%	2.36%
Ratios to average net assets (annualized)
Gross expenses[3]	0.82%	0.82%	0.83%	0.83%	0.83%	0.83%
Net expenses[3]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income[3]	1.01%	1.85%	2.50%	1.79%	1.40%	1.43%
Supplemental data
Portfolio turnover rate[4]	213%	603%	577%	542%	614%	667%
Net assets, end of period (000s omitted)	$330,206	$299,642	$302,246	$320,208	$360,276	$699,273

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.03	$13.15	$12.74	$13.09	$13.15	$13.03
Net investment income	0.03	0.15	0.23	0.14	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.30	0.92	0.40	(0.35)	0.00	0.12

Total from investment operations	0.33	1.07	0.63	(0.21)	0.09	0.21
Distributions to shareholders from
Net investment income	(0.04)	(0.16)	(0.22)	(0.14)	(0.09)	(0.09)
Net realized gains	0.00	(0.03)	0.00	0.00	(0.06)	0.00

Total distributions to shareholders	(0.04)	(0.19)	(0.22)	(0.14)	(0.15)	(0.09)
Net asset value, end of period	$14.32	$14.03	$13.15	$12.74	$13.09	$13.15
Total return[1]	2.32%	8.22%	5.04%	(1.65)%	0.72%	1.61%
Ratios to average net assets (annualized)
Gross expenses[2]	1.57%	1.57%	1.58%	1.58%	1.58%	1.58%
Net expenses[2]	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Net investment income[2]	0.27%	1.11%	1.75%	1.04%	0.68%	0.68%
Supplemental data
Portfolio turnover rate[3]	213%	603%	577%	542%	614%	667%
Net assets, end of period (000s omitted)	$16,747	$27,971	$34,494	$47,843	$59,049	$66,612

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%

[3]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS R		2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.83	$12.96	$12.55	$12.90	$12.97	$12.85
Net investment income	0.06 [1]	0.22 [1]	0.28 [1]	0.20 [1]	0.15 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.30	0.90	0.41	(0.35)	(0.01)	0.12

Total from investment operations	0.36	1.12	0.69	(0.15)	0.14	0.27
Distributions to shareholders from
Net investment income	(0.08)	(0.22)	(0.28)	(0.20)	(0.15)	(0.15)
Net realized gains	0.00	(0.03)	0.00	0.00	(0.06)	0.00

Total distributions to shareholders	(0.08)	(0.25)	(0.28)	(0.20)	(0.21)	(0.15)
Net asset value, end of period	$14.11	$13.83	$12.96	$12.55	$12.90	$12.97
Total return[2]	2.60%	8.80%	5.61%	(1.19)%	1.15%	2.13%
Ratios to average net assets (annualized)
Gross expenses[3]	0.90%	1.05%	1.07%	1.08%	1.08%	1.08%
Net expenses[3]	0.89%	1.02%	1.03%	1.03%	1.03%	1.03%
Net investment income[3]	0.90%	1.66%	2.25%	1.54%	1.18%	1.18%
Supplemental data
Portfolio turnover rate[4]	213%	603%	577%	542%	614%	667%
Net assets, end of period (000s omitted)	$1,882	$3,241	$8,565	$12,230	$13,826	$17,985

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS R4		2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.83	$12.95	$12.55	$12.89	$12.95	$12.83
Net investment income	0.09 [1]	0.29 [1]	0.35	0.26 [1]	0.22	0.22
Net realized and unrealized gains (losses) on investments	0.30	0.91	0.40	(0.34)	0.00	0.12

Total from investment operations	0.39	1.20	0.75	(0.08)	0.22	0.34
Distributions to shareholders from
Net investment income	(0.11)	(0.29)	(0.35)	(0.26)	(0.22)	(0.22)
Net realized gains	0.00	(0.03)	0.00	0.00	(0.06)	0.00

Total distributions to shareholders	(0.11)	(0.32)	(0.35)	(0.26)	(0.28)	(0.22)
Net asset value, end of period	$14.11	$13.83	$12.95	$12.55	$12.89	$12.95
Total return[2]	2.80%	9.34%	6.07%	(0.61)%	1.74%	2.65%
Ratios to average net assets (annualized)
Gross expenses[3]	0.59%	0.59%	0.60%	0.60%	0.60%	0.60%
Net expenses[3]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income[3]	1.26%	2.19%	2.76%	2.01%	1.70%	1.69%
Supplemental data
Portfolio turnover rate[4]	213%	603%	577%	542%	614%	667%
Net assets, end of period (000s omitted)	$4,290	$4,549	$10,805	$11,680	$43,205	$41,272

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS R6		2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.82	$12.95	$12.54	$12.89	$12.95	$12.83
Net investment income	0.10	0.30	0.37	0.28	0.24	0.24
Net realized and unrealized gains (losses) on investments	0.30	0.91	0.41	(0.35)	0.00	0.12

Total from investment operations	0.40	1.21	0.78	(0.07)	0.24	0.36
Distributions to shareholders from
Net investment income	(0.12)	(0.31)	(0.37)	(0.28)	(0.24)	(0.24)
Net realized gains	0.00	(0.03)	0.00	0.00	(0.06)	0.00

Total distributions to shareholders	(0.12)	(0.34)	(0.37)	(0.28)	(0.30)	(0.24)
Net asset value, end of period	$14.10	$13.82	$12.95	$12.54	$12.89	$12.95
Total return[1]	2.87%	9.42%	6.31%	(0.54)%	1.90%	2.81%
Ratios to average net assets (annualized)
Gross expenses[2]	0.44%	0.44%	0.45%	0.45%	0.45%	0.45%
Net expenses[2]	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income[2]	1.42%	2.26%	2.92%	2.24%	1.87%	1.84%
Supplemental data
Portfolio turnover rate[3]	213%	603%	577%	542%	614%	667%
Net assets, end of period (000s omitted)	$2,415,431	$2,545,332	$2,513,644	$1,360,847	$797,896	$450,791

[1]	Returns for periods of less than one year are not annualized.

[2]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%

[3]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.83	$12.96	$12.56	$12.90	$12.97	$12.85
Net investment income	0.08 [1]	0.26	0.33 [1]	0.24 [1]	0.21	0.19
Net realized and unrealized gains (losses) on investments	0.29	0.90	0.40	(0.34)	(0.02)	0.12

Total from investment operations	0.37	1.16	0.73	(0.10)	0.19	0.31
Distributions to shareholders from
Net investment income	(0.09)	(0.26)	(0.33)	(0.24)	(0.20)	(0.19)
Net realized gains	0.00	(0.03)	0.00	0.00	(0.06)	0.00

Total distributions to shareholders	(0.09)	(0.29)	(0.33)	(0.24)	(0.26)	(0.19)
Net asset value, end of period	$14.11	$13.83	$12.96	$12.56	$12.90	$12.97
Total return[2]	2.70%	9.14%	5.87%	(0.79)%	1.48%	2.47%
Ratios to average net assets (annualized)
Gross expenses[3]	0.76%	0.76%	0.76%	0.77%	0.77%	0.77%
Net expenses[3]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income[3]	1.09%	1.92%	2.58%	1.86%	1.50%	1.51%
Supplemental data
Portfolio turnover rate[4]	213%	603%	577%	542%	614%	667%
Net assets, end of period (000s omitted)	$256,657	$218,522	$205,825	$269,057	$373,042	$529,530

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.82	$12.94	$12.54	$12.88	$12.95	$12.83
Net investment income	0.10	0.29	0.36	0.28	0.23	0.23
Net realized and unrealized gains (losses) on investments	0.29	0.92	0.40	(0.34)	(0.01)	0.12

Total from investment operations	0.39	1.21	0.76	(0.06)	0.22	0.35
Distributions to shareholders from
Net investment income	(0.11)	(0.30)	(0.36)	(0.28)	(0.23)	(0.23)
Net realized gains	0.00	(0.03)	0.00	0.00	(0.06)	0.00

Total distributions to shareholders	(0.11)	(0.33)	(0.36)	(0.28)	(0.29)	(0.23)
Net asset value, end of period	$14.10	$13.82	$12.94	$12.54	$12.88	$12.95
Total return[1]	2.85%	9.45%	6.18%	(0.51)%	1.77%	2.76%
Ratios to average net assets (annualized)
Gross expenses[2]	0.49%	0.49%	0.50%	0.50%	0.50%	0.50%
Net expenses[2]	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income[2]	1.37%	2.21%	2.86%	2.16%	1.82%	1.79%
Supplemental data
Portfolio turnover rate[3]	213%	603%	577%	542%	614%	667%
Net assets, end of period (000s omitted)	$2,745,223	$2,365,421	$2,343,238	$3,318,290	$3,166,348	$2,102,073

[1]	Returns for periods of less than one year are not annualized.

[2]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%

[3]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Bond Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Wells Fargo Core Bond Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. As of November 30, 2020, the Fund owned 95% of Wells Fargo Core Bond Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2020 are included in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

20  |  Wells Fargo Core Bond Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $5,592,245,257 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$182,013,053

Gross unrealized losses	0

Net unrealized gains	$182,013,053

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2020, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation	$5,774,258,310

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Wells Fargo Core Bond Fund  |  21

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.16%

Class R4, Institutional Class	0.08

Class R6	0.03

Administrator Class	0.10

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class C shares, 1.03% for Class R shares, 0.52% for Class R4 shares, 0.37% for Class R6 shares, 0.70% for Administrator shares, and 0.42% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $5,417 from the sale of Class A shares. Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$11,611,152,238	$1,892,826,772	$11,164,563,457	$1,682,795,393

22  |  Wells Fargo Core Bond Fund

Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

9. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Core Bond Fund  |  23

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 30.69%
FHLMC (1 Month LIBOR +0.35%) ±	0.49%	12-15-2048	$1,241,276	$1,245,562
FHLMC	1.75	5-15-2043	2,994,601	3,088,286
FHLMC (1 Month LIBOR +0.35%) ±	2.85	10-15-2037	4,838,938	4,823,768
FHLMC	3.00	10-15-2047	12,028,184	12,572,319
FHLMC	3.00	2-1-2050	999,365	1,062,799
FHLMC	3.00	5-15-2050	6,249,920	6,724,267
FHLMC	3.50	4-1-2049	4,899,034	5,397,453
FHLMC	3.50	8-1-2049	4,704,516	5,150,078
FHLMC	3.50	11-1-2049	15,429,035	16,404,180
FHLMC	4.00	1-1-2035	154,988	172,723
FHLMC	4.00	1-1-2036	255,855	281,670
FHLMC	4.00	10-1-2036	1,805,311	1,969,850
FHLMC	4.00	3-1-2037	212,339	235,822
FHLMC	4.00	3-1-2037	238,197	269,008
FHLMC	4.00	3-1-2037	410,576	451,765
FHLMC	4.00	4-1-2037	1,684,545	1,853,526
FHLMC	4.00	4-1-2037	2,181,716	2,422,843
FHLMC	4.00	8-1-2038	12,901,520	13,842,109
FHLMC	4.00	1-1-2048	1,496,008	1,660,780
FHLMC	4.00	11-1-2048	11,721,246	12,870,973
FHLMC	4.00	7-1-2049	14,835,567	16,471,897
FHLMC	4.00	7-1-2049	41,720,255	45,781,948
FHLMC	4.50	6-1-2039	205,096	230,158
FHLMC	4.50	7-1-2039	265,786	307,961
FHLMC	4.50	11-1-2048	6,624,862	7,357,708
FHLMC	4.50	3-1-2049	2,725,406	3,039,919
FHLMC	4.50	8-1-2049	23,749,644	26,367,718
FHLMC	5.00	5-1-2048	8,014,649	9,170,632
FHLMC	5.00	3-1-2049	15,707,313	17,769,267
FHLMC	6.50	4-1-2021	26	26
FHLMC Series 1897 Class K	7.00	9-15-2026	288	320
FHLMC Series 264 Class 30	3.00	7-15-2042	11,998,645	12,852,316
FHLMC Series 4426 Class QC	1.75	7-15-2037	5,301,433	5,481,258
FHLMC Series 4705 Class A	4.50	9-15-2042	2,315,575	2,388,260
FHLMC Series 4763 Class CA	3.00	9-15-2038	1,399,145	1,511,698
FHLMC Series 4767 Class KA	3.00	3-15-2048	3,746,893	4,052,167
FHLMC Series 4786 Class DP	4.50	7-15-2042	435,584	436,844
FNMA (1 Month LIBOR +0.35%) ±	0.50	10-15-2037	16,718,983	16,715,417
FNMA %%	1.50	12-16-2035	21,000,000	21,532,793
FNMA	1.50	1-25-2043	10,531,018	10,765,867
FNMA	1.50	1-25-2043	4,037,971	4,169,746
FNMA	1.50	4-25-2043	1,235,601	1,262,686
FNMA %%	1.50	2-12-2051	29,300,000	29,542,091
FNMA	1.70	8-25-2033	13,310,341	13,766,663
FNMA	1.75	5-25-2043	4,274,525	4,444,756
FNMA	1.75	6-25-2046	24,807,498	25,812,239
FNMA	2.00	11-1-2035	44,231,062	46,062,434
FNMA %%	2.00	12-16-2035	5,300,000	5,517,072
FNMA	2.00	6-25-2038	13,509,119	14,116,080
FNMA %%	2.00	12-14-2050	3,800,000	3,947,575
FNMA %%	2.00	1-14-2051	126,100,000	130,752,978
FNMA %%	2.00	2-12-2051	90,400,000	93,477,555
FNMA	2.50	11-25-2044	2,937,559	3,128,019
FNMA	2.50	9-1-2050	44,826,088	47,637,645
FNMA	2.50	10-1-2050	41,012,763	43,635,387
FNMA (12 Month LIBOR +1.59%) ±	2.69	1-1-2046	12,493,973	12,974,097

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (12 Month LIBOR +1.58%) ±	2.76%	6-1-2045	$3,553,064	$3,690,066
FNMA	3.00	1-1-2043	6,892,618	7,343,763
FNMA	3.00	11-25-2043	3,177,965	3,290,250
FNMA	3.00	5-25-2048	8,731,081	9,365,213
FNMA	3.00	7-25-2049	4,132,951	4,341,350
FNMA	3.00	2-1-2050	718,950	764,585
FNMA	3.00	6-1-2050	24,700,793	26,162,784
FNMA	3.50	9-1-2032	6,348,273	6,716,170
FNMA	3.50	6-1-2049	1,902,794	2,023,342
FNMA	3.50	11-1-2049	16,625,953	17,652,565
FNMA	4.00	9-1-2033	3,448,831	3,695,123
FNMA	4.00	12-1-2036	290,366	319,603
FNMA	4.00	10-1-2037	2,012,567	2,193,926
FNMA	4.00	5-1-2038	572,289	613,117
FNMA	4.00	9-1-2045	1,098,171	1,237,453
FNMA	4.00	1-1-2046	7,077,503	7,974,448
FNMA	4.00	10-1-2046	487,806	529,631
FNMA	4.00	12-1-2046	667,955	725,175
FNMA	4.00	1-1-2047	4,584,390	4,940,274
FNMA	4.00	2-1-2047	5,152,121	5,720,847
FNMA	4.00	4-1-2047	685,153	774,037
FNMA	4.00	4-1-2047	657,984	707,923
FNMA	4.00	4-1-2047	722,022	801,169
FNMA	4.00	9-1-2047	2,674,505	2,897,304
FNMA	4.00	10-1-2047	669,245	756,075
FNMA	4.00	10-1-2047	677,142	757,314
FNMA	4.00	10-1-2047	1,794,078	1,939,327
FNMA	4.00	11-1-2047	308,743	334,063
FNMA	4.00	11-1-2047	632,918	685,015
FNMA	4.00	3-1-2048	17,658,490	19,943,970
FNMA	4.00	7-1-2048	24,920,352	27,296,693
FNMA	4.00	9-1-2048	6,054,769	6,640,743
FNMA	4.00	10-1-2048	5,152,271	5,615,813
FNMA	4.00	11-1-2048	5,430,745	5,985,651
FNMA	4.00	12-1-2048	3,709,641	4,189,821
FNMA	4.00	2-1-2049	6,156,430	6,842,953
FNMA	4.00	3-1-2049	2,553,506	2,777,349
FNMA	4.00	4-1-2049	3,418,562	3,719,981
FNMA	4.00	5-1-2049	475,797	518,108
FNMA	4.00	5-1-2049	382,274	418,739
FNMA	4.00	5-1-2049	3,443,179	3,738,932
FNMA	4.00	5-1-2049	3,706,965	4,145,784
FNMA	4.00	5-1-2049	12,556,626	14,185,396
FNMA	4.00	6-1-2049	3,093,980	3,366,190
FNMA	4.00	6-1-2049	1,512,509	1,635,743
FNMA	4.00	12-1-2049	7,123,660	8,052,182
FNMA	4.00	12-1-2049	4,170,839	4,631,181
FNMA	4.50	5-1-2034	1,316,465	1,460,959
FNMA	4.50	6-1-2041	264,913	304,675
FNMA	4.50	3-1-2043	3,070,232	3,530,540
FNMA	4.50	3-1-2044	940,905	1,082,256
FNMA	4.50	10-1-2045	4,791,807	5,511,723
FNMA	4.50	2-1-2046	95,448	106,276
FNMA	4.50	3-1-2048	1,463,919	1,617,131
FNMA	4.50	4-1-2048	2,977,409	3,289,036
FNMA	4.50	5-1-2048	1,757,516	1,940,400

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  25

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	6-1-2048	$1,905,528	$2,175,867
FNMA	4.50	7-1-2048	5,944,888	6,693,755
FNMA	4.50	8-1-2048	9,884,873	11,040,724
FNMA	4.50	10-1-2048	2,132,788	2,361,893
FNMA	4.50	10-1-2048	8,913,751	9,949,456
FNMA	4.50	10-1-2048	12,989,098	14,422,729
FNMA	4.50	11-1-2048	2,683,933	3,064,692
FNMA	4.50	1-1-2049	15,699,276	17,535,217
FNMA	4.50	2-1-2049	8,899,247	9,935,990
FNMA	4.50	4-1-2049	3,055,979	3,386,714
FNMA	4.50	5-1-2049	1,401,131	1,552,766
FNMA	4.50	5-1-2049	7,114,799	7,744,785
FNMA	4.50	6-1-2049	6,840,452	7,663,220
FNMA	4.50	7-1-2049	6,813,800	7,633,383
FNMA	4.50	7-1-2049	10,965,172	12,214,920
FNMA	4.50	8-1-2049	6,455,573	7,232,045
FNMA	4.50	2-1-2050	2,103,116	2,313,792
FNMA	4.50	3-1-2050	7,462,179	8,392,041
FNMA	4.50	3-1-2050	12,936,619	14,443,894
FNMA	4.50	3-1-2050	855,664	942,748
FNMA	4.50	4-1-2050	2,518,007	2,852,685
FNMA	4.50	4-1-2050	3,919,988	4,500,523
FNMA	4.50	4-1-2050	1,923,593	2,116,428
FNMA	4.50	1-1-2059	11,553,611	13,270,019
FNMA	5.00	7-1-2044	420,469	470,502
FNMA	5.00	9-1-2048	2,268,453	2,556,434
FNMA	5.00	9-1-2048	761,580	855,487
FNMA	5.00	10-1-2048	117,064	133,636
FNMA	5.00	12-1-2048	5,250,760	5,866,532
FNMA	5.00	1-1-2049	8,843,551	9,970,886
FNMA	5.00	6-1-2049	34,888,422	39,783,879
FNMA	5.00	8-1-2049	42,434,365	49,068,430
FNMA	5.00	8-1-2049	22,762,620	26,133,477
FNMA	5.00	11-1-2049	7,417,367	8,359,012
FNMA	5.50	12-1-2048	5,393,025	6,190,523
FNMA	5.50	6-1-2049	14,242,272	16,643,028
FNMA	6.00	4-1-2022	1,383	1,546
FNMA	6.00	2-1-2029	2,439	2,737
FNMA	6.00	3-1-2033	27,610	32,525
FNMA	6.00	11-1-2033	9,649	11,438
FNMA Series 2017-13 Class PA	3.00	8-25-2046	4,574,674	4,828,726
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	2,040,000	2,289,166
FNMA Series 2018-14 Class KC	3.00	3-25-2048	4,451,997	4,795,776
FNMA Series 2018-15 Class AB	3.00	3-25-2048	1,533,255	1,654,266
FNMA Series 2018-8 Class KL	2.50	3-25-2047	6,325,982	6,604,326
FNMA Series 414 Class A35	3.50	10-25-2042	10,323,934	11,058,386
GNMA %%	2.00	12-21-2050	70,800,000	74,058,425
GNMA %%	2.00	2-20-2051	88,900,000	92,529,239
GNMA %%	2.50	1-21-2051	45,900,000	48,249,125
GNMA	3.50	1-20-2048	5,042,777	5,551,084
GNMA	3.50	3-20-2049	4,286,355	4,529,243
GNMA	4.00	6-20-2047	45,075,053	48,733,958
GNMA	4.00	3-20-2048	1,358,516	1,470,310
GNMA	4.00	4-20-2048	2,412,068	2,622,252
GNMA	4.00	4-20-2048	2,056,798	2,263,090
GNMA	4.00	4-20-2048	1,544,479	1,712,002

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.00%	4-20-2048	$4,821,172	$5,181,938
GNMA	4.00	5-20-2048	13,939,628	15,024,813
GNMA	4.00	5-20-2049	2,785,240	3,028,524
GNMA	4.00	6-20-2049	9,380,200	10,198,540
GNMA	4.00	7-20-2049	6,966,128	7,573,479
GNMA	4.50	8-15-2047	1,244,283	1,383,707
GNMA %%	4.50	6-20-2048	8,957,671	9,676,727
GNMA	4.50	2-20-2049	8,277,391	9,243,942
GNMA	4.50	3-20-2049	1,109,647	1,215,949
GNMA	4.50	4-20-2049	2,059,299	2,255,892
GNMA	4.50	5-20-2049	1,953,101	2,141,126
GNMA	4.50	5-20-2049	2,164,682	2,379,498
GNMA	4.50	5-20-2049	1,657,671	1,824,032
GNMA	5.00	12-20-2039	177,781	205,525
GNMA	5.00	11-20-2045	269,625	300,153
GNMA	5.00	3-20-2048	13,119,324	14,516,312
GNMA	5.00	5-20-2048	6,921,441	7,595,613
GNMA	5.00	6-20-2048	25,470,807	27,899,051
GNMA	5.00	7-20-2048	4,668,147	5,119,821
GNMA	5.00	8-20-2048	7,488,073	8,199,666
GNMA	5.00	12-20-2048	8,043,965	8,787,625
GNMA	5.00	1-20-2049	1,594,809	1,745,648
GNMA	5.00	1-20-2049	6,274,771	7,189,303
GNMA	5.00	2-20-2049	1,499,467	1,677,066
GNMA	5.00	3-20-2049	1,842,677	2,058,658
GNMA Series 2012-141 Class WA ±±	4.54	11-16-2041	1,287,430	1,437,292
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	5,634,081	5,843,340
GNMA Series 2018-11 Class PC	2.75	12-20-2047	9,803,895	10,216,527
GNMA Series 2019-132 Class NA	3.50	9-20-2049	7,254,641	7,627,697

Total Agency Securities (Cost $1,821,261,389)				1,870,498,311

Asset-Backed Securities: 10.01%
AmeriCredit Automobile Receivables Series 2020-1 Class A2	1.10	3-20-2023	942,746	945,514
AmeriCredit Automobile Receivables Series 2020-2 Class A2	0.60	12-18-2023	9,636,000	9,652,935
AmeriCredit Automobile Receivables Series 2020-3 Class A3	0.53	6-18-2025	5,324,000	5,331,528
Avis Budget Rental Car Funding LLC Series 2017-1A Class A 144A	3.07	9-20-2023	1,620,000	1,662,018
Avis Budget Rental Car Funding LLC Series 2020-2A Class A 144A	2.02	2-20-2027	9,026,000	9,146,769
Avis Budget Rental Car Funding LLC Series 2019-3A Class A1 144A	2.36	3-20-2026	3,825,000	3,938,889
Capital One Multi-Asset Execution Trust Series 2016-A2 Class A2 (1 Month LIBOR +0.63%) ±	0.77	2-15-2024	8,478,000	8,496,003
Capital One Multi-Asset Execution Trust Series 2016-A7 Class A7 (1 Month LIBOR +0.51%) ±	0.65	9-16-2024	5,081,000	5,102,646
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A ±	1.80	11-26-2046	2,819,783	2,847,675
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	2,036,406	2,149,138
College Avenue Student Loan Trust Series 2019- A Class A2 144A	3.28	12-28-2048	3,873,941	4,031,320
Ford Credit Auto Lease Trust Series 2020-B Class A3	0.62	8-15-2023	11,029,000	11,072,765
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	16,494,000	18,081,714
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	6,806,000	7,309,076
Ford Credit Auto Owner Trust Series 2019-1 Class A 144A	3.52	7-15-2030	11,868,000	12,947,474
Ford Credit Auto Owner Trust Series 2020-1 Class A 144A	2.04	8-15-2031	13,168,000	13,841,342
Ford Credit Auto Owner Trust Series 2020-2 Class A 144A	1.06	4-15-2033	14,632,000	14,705,369
Ford Credit Auto Owner Trust Series 2020-A Class A3	1.04	8-15-2024	5,068,000	5,125,434
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41	7-15-2025	5,229,000	5,235,175
Ford Credit Auto Owner Trust Series 2020-C Class A4	0.51	8-15-2026	3,750,000	3,763,091
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1	0.70	9-15-2025	14,869,000	14,940,997
Ford Credit Floorplan Master Owner Trust Series 2020-2 Class A	1.06	9-15-2027	21,118,000	21,339,458

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  27

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
General Motors Company Series 2020-2 Class A 144A	0.69%	10-15-2025	$4,580,000	$4,584,357
GM Financial Consumer Automobile Receivables Trust Series 2020-2 Class A4	1.01	7-22-2024	1,127,000	1,141,722
Navient Student Loan Trust Series 2016-3A Class A2 (1 Month LIBOR +0.85%) 144A ±	1.00	6-25-2065	122,412	122,432
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A ±	2.29	12-15-2045	1,928,019	1,972,072
Navient Student Loan Trust Series 2018-BA Class A2A 144A	3.61	12-15-2059	3,819,615	3,979,716
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	1,359,221	1,384,628
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	9,761,040	10,321,453
Navient Student Loan Trust Series 2018-EA Class A2 144A	4.00	12-15-2059	5,011,010	5,192,090
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	10,118,535	10,582,574
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	8,228,000	8,630,422
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	6,899,000	7,089,817
Navient Student Loan Trust Series 2019-D Class A2A 144A	3.01	12-15-2059	10,199,000	10,722,167
Navient Student Loan Trust Series 2019-D Class A2B (1 Month LIBOR +1.05%) 144A ±	1.19	12-15-2059	4,627,000	4,638,689
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	11,883,000	12,269,170
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	7,971,902	8,161,819
Navient Student Loan Trust Series 2020-2A Class A1A 144A	1.32	8-26-2069	9,985,000	9,983,400
Navient Student Loan Trust Series 2020-2A Class A1B (1 Month LIBOR +0.90%) 144A ±	1.05	8-26-2069	5,769,000	5,787,228
Navient Student Loan Trust Series 2020-A Class A2A 144A	2.46	11-15-2068	7,508,000	7,819,495
Navient Student Loan Trust Series 2020-A Class A2B (1 Month LIBOR +0.90%) 144A ±	1.04	11-15-2068	4,776,000	4,756,767
Navient Student Loan Trust Series 2020-BA Class A2 144A	2.12	1-15-2069	4,271,000	4,382,657
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	4,023,761	4,091,676
Navient Student Loan Trust Series 2020-EA Class A 144A	1.69	5-15-2069	1,360,553	1,380,984
Navient Student Loan Trust Series 2020-FA Class A 144A	1.22	7-15-2069	2,214,725	2,228,086
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	10,546,238	10,604,515
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	11,127,000	11,213,279
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	0.37	1-25-2037	6,222,565	6,105,757
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	0.39	10-27-2036	2,275,718	2,237,214
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	0.32	10-25-2033	18,921,938	18,364,793
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	0.33	3-23-2037	18,348,902	17,780,552
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	0.35	12-24-2035	13,937,051	13,687,267
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	0.41	3-22-2032	3,316,251	3,127,719
Santander Drive Auto Receivables Trust Series 2020-1 Class A3	2.03	2-15-2024	2,240,000	2,273,610
Santander Drive Auto Receivables Trust Series 2020-2 Class A2	0.62	5-15-2023	9,959,337	9,969,081
Santander Drive Auto Receivables Trust Series 2020-3 Class A3	0.52	7-15-2024	4,072,000	4,081,127
Santander Drive Auto Receivables Trust Series 2020-4 Class A3	0.48	7-15-2024	3,655,000	3,657,268
Santander Revolving Auto Loan Trust Series 2019-A Class A 144A	2.51	1-26-2032	12,015,000	12,785,052
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A ±	1.00	12-15-2032	3,166,428	3,006,906
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	0.27	7-25-2022	8,947,615	8,563,376
SLM Student Loan Trust Series 2008-1 Class A4A (3 Month LIBOR +1.60%) ±	1.85	12-15-2032	3,150,726	3,198,545
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	0.55	3-25-2025	1,486,343	1,441,429
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	1.10	9-25-2028	10,877,954	10,512,112
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	0.85	1-25-2029	9,480,212	8,994,305
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	0.90	5-26-2026	2,431,265	2,353,870

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98%	7-15-2027	$307,093	$312,400
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	5,961,652	6,109,122
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	2,877,364	2,939,870
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A ±	1.59	2-17-2032	7,923,668	7,983,737
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A ±	1.24	9-15-2034	3,094,512	3,096,933
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A ±	1.04	9-15-2034	2,351,626	2,359,835
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	3,552,686	3,767,400
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	16,441,924	17,338,948
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	11,157,108	11,187,374
SMB Private Education Loan Trust Series 2020-PTA Class A2A 144A	1.60	9-15-2054	10,058,000	10,132,124
SMB Private Education Loan Trust Series 2020-PTB Class A2A 144A	1.60	9-15-2054	26,019,000	26,148,939
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	1,487,851	1,509,190
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A ±	1.10	1-25-2039	252,814	254,022
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A ±	1.00	7-25-2039	439,278	438,580
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A ±	0.85	3-26-2040	557,599	557,591
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	385,216	396,351
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) 144A ±	0.65	11-26-2040	320,023	319,684
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	1,933,755	1,964,326
SoFi Professional Loan Program LLC Series 2018-A Class A2B 144A	2.95	2-25-2042	2,831,812	2,896,276
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	6,401,679	6,583,752
SoFi Professional Loan Program LLC Series 2020-A Class A2 144A	2.54	5-15-2046	10,245,000	10,580,760
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	4,729,990	4,827,869
Triton Container Finance LLC Series 2020-1A Class A 144A	2.11	9-20-2045	4,637,357	4,657,502
Verizon Owner Trust Series 2019-C Class A1A	1.94	4-22-2024	3,017,000	3,083,771
Verizon Owner Trust Series 2020-A Class A1A	1.85	7-22-2024	9,683,000	9,920,254
Verizon Owner Trust Series 2020-C Class A	0.41	4-21-2025	4,323,000	4,325,869

Total Asset-Backed Securities (Cost $601,163,929)				610,540,007

Corporate Bonds and Notes: 25.92%

Communication Services: 2.82%

Diversified Telecommunication Services: 1.82%
AT&T Incorporated	1.65	2-1-2028	2,982,000	3,023,902
AT&T Incorporated	2.25	2-1-2032	3,962,000	4,008,833
AT&T Incorporated	2.30	6-1-2027	5,989,000	6,347,364
AT&T Incorporated	2.75	6-1-2031	5,989,000	6,362,198
AT&T Incorporated	3.00	6-30-2022	4,597,000	4,768,084
AT&T Incorporated	3.10	2-1-2043	966,000	987,959
AT&T Incorporated	3.30	2-1-2052	3,673,000	3,649,859
AT&T Incorporated	3.50	6-1-2041	1,995,000	2,148,492
AT&T Incorporated 144A	3.50	9-15-2053	3,462,000	3,545,569
AT&T Incorporated 144A	3.55	9-15-2055	2,907,000	2,975,111
AT&T Incorporated 144A	3.65	9-15-2059	2,712,000	2,763,055
AT&T Incorporated	3.85	6-1-2060	1,995,000	2,109,424
AT&T Incorporated	4.50	3-9-2048	3,045,000	3,710,806
T-Mobile USA Incorporated 144A	1.50	2-15-2026	4,971,000	5,045,118
T-Mobile USA Incorporated 144A	2.05	2-15-2028	10,104,000	10,395,702
T-Mobile USA Incorporated 144A	3.00	2-15-2041	890,000	915,863

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  29

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
T-Mobile USA Incorporated 144A	3.50%	4-15-2025	$2,831,000	$3,130,746
T-Mobile USA Incorporated 144A	3.75	4-15-2027	6,159,000	6,972,604
Verizon Communications Incorporated	1.75	1-20-2031	7,008,000	7,045,932
Verizon Communications Incorporated	2.65	11-20-2040	7,809,000	8,030,038
Verizon Communications Incorporated	3.00	3-22-2027	1,874,000	2,080,919
Verizon Communications Incorporated	3.00	11-20-2060	3,794,000	4,010,150
Verizon Communications Incorporated	3.50	11-1-2024	4,354,000	4,805,902
Verizon Communications Incorporated	4.02	12-3-2029	2,246,000	2,671,204
Verizon Communications Incorporated	4.27	1-15-2036	817,000	1,023,837
Verizon Communications Incorporated	4.40	11-1-2034	3,909,000	4,936,258
Verizon Communications Incorporated	4.52	9-15-2048	2,431,000	3,229,822

				110,694,751

Entertainment: 0.16%
Activision Blizzard Incorporated	2.50	9-15-2050	3,277,000	3,164,863
The Walt Disney Company	3.50	5-13-2040	2,277,000	2,662,618
The Walt Disney Company	3.60	1-13-2051	2,044,000	2,419,622
The Walt Disney Company	3.80	5-13-2060	1,420,000	1,757,038

				10,004,141

Media: 0.84%
Charter Communications Operating LLC	4.46	7-23-2022	1,779,000	1,880,332
Charter Communications Operating LLC	4.80	3-1-2050	3,622,000	4,341,264
Comcast Corporation	1.50	2-15-2031	3,530,000	3,509,902
Comcast Corporation	1.95	1-15-2031	2,665,000	2,748,971
Comcast Corporation	2.45	8-15-2052	4,509,000	4,427,834
Comcast Corporation	2.80	1-15-2051	1,178,000	1,235,697
Comcast Corporation	3.10	4-1-2025	1,860,000	2,045,443
Comcast Corporation	3.75	4-1-2040	4,551,000	5,522,204
Comcast Corporation	3.95	10-15-2025	1,314,000	1,506,275
Comcast Corporation	4.15	10-15-2028	2,262,000	2,721,917
Comcast Corporation	4.60	10-15-2038	4,569,000	6,038,760
Time Warner Cable Incorporated	6.55	5-1-2037	1,283,000	1,768,535
ViacomCBS Incorporated	4.20	5-19-2032	5,872,000	6,947,430
ViacomCBS Incorporated	4.38	3-15-2043	554,000	643,180
ViacomCBS Incorporated	4.60	1-15-2045	358,000	420,539
ViacomCBS Incorporated	4.75	5-15-2025	3,091,000	3,580,465
ViacomCBS Incorporated	4.95	5-19-2050	67,000	85,435
ViacomCBS Incorporated	5.85	9-1-2043	1,305,000	1,794,826

				51,219,009

Consumer Discretionary: 1.77%

Auto Components: 0.07%
BorgWarner Incorporated «	2.65	7-1-2027	4,142,000	4,426,987

Beverages: 0.07%
Anheuser-Busch InBev Company	4.38	4-15-2038	3,667,000	4,531,149

Diversified Consumer Services: 0.12%
Stanford University	1.29	6-1-2027	782,000	800,813
Yale University	0.87	4-15-2025	3,329,000	3,378,233
Yale University	1.48	4-15-2030	2,852,000	2,897,921

				7,076,967

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure: 0.37%
GLP Capital LP	4.00%	1-15-2030	$1,546,000	$1,657,467
GLP Capital LP	5.30	1-15-2029	1,887,000	2,166,276
Marriott International Incorporated	4.63	6-15-2030	736,000	849,790
Marriott International Incorporated	5.75	5-1-2025	3,451,000	4,000,386
McDonald’s Corporation	1.45	9-1-2025	1,447,000	1,498,629
McDonald’s Corporation	2.13	3-1-2030	543,000	570,881
McDonald’s Corporation	3.70	1-30-2026	2,852,000	3,239,145
Starbucks Corporation	1.30	5-7-2022	2,372,000	2,402,685
Starbucks Corporation	3.35	3-12-2050	1,901,000	2,102,814
Starbucks Corporation	3.50	11-15-2050	3,371,000	3,861,014

				22,349,087

Internet & Direct Marketing Retail: 0.07%
Amazon.com Incorporated	2.50	6-3-2050	2,183,000	2,303,622
Amazon.com Incorporated	2.70	6-3-2060	1,985,000	2,159,991

				4,463,613

Specialty Retail: 0.75%
Advance Auto Parts Company	1.75	10-1-2027	3,881,000	3,914,589
Advance Auto Parts Company	3.90	4-15-2030	7,970,000	9,152,737
Home Depot Incorporated	2.70	4-15-2030	2,318,000	2,569,554
Home Depot Incorporated	2.95	6-15-2029	1,082,000	1,224,408
Home Depot Incorporated	3.13	12-15-2049	5,301,000	6,102,364
Home Depot Incorporated	3.30	4-15-2040	793,000	937,485
Home Depot Incorporated	3.35	4-15-2050	3,821,000	4,542,128
Lowe’s Companies Incorporated	1.70	10-15-2030	5,017,000	5,037,916
Lowe’s Companies Incorporated	3.00	10-15-2050	1,178,000	1,265,216
Lowe’s Companies Incorporated	4.00	4-15-2025	2,022,000	2,294,303
O’Reilly Automotive Incorporated	1.75	3-15-2031	6,046,000	6,012,512
O’Reilly Automotive Incorporated	4.20	4-1-2030	1,938,000	2,325,130

				45,378,342

Textiles, Apparel & Luxury Goods: 0.32%
Nike Incorporated	2.40	3-27-2025	2,754,000	2,959,046
Nike Incorporated	2.75	3-27-2027	1,838,000	2,039,522
Nike Incorporated	2.85	3-27-2030	1,810,000	2,049,320
Nike Incorporated	3.38	3-27-2050	2,246,000	2,710,210
Ralph Lauren Corporation	1.70	6-15-2022	3,235,000	3,300,040
Ralph Lauren Corporation	2.95	6-15-2030	6,269,000	6,643,340

				19,701,478

Consumer Staples: 1.16%

Beverages: 0.42%
Anheuser-Busch InBev Company	4.90	2-1-2046	556,000	725,102
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	766,000	875,729
Anheuser-Busch InBev Worldwide Incorporated	4.15	1-23-2025	3,927,000	4,460,162
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	3,837,000	4,886,230
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	5,301,000	6,771,787
Constellation Brands Incorporated	3.20	2-15-2023	931,000	983,845
Constellation Brands Incorporated	3.70	12-6-2026	578,000	662,941
Constellation Brands Incorporated	4.40	11-15-2025	280,000	325,544
Keurig Dr Pepper Incorporated	3.43	6-15-2027	2,841,000	3,236,097
Keurig Dr Pepper Incorporated	3.80	5-1-2050	1,945,000	2,341,599

				25,269,036

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  31

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing: 0.27%
Costco Wholesale Corporation	1.60%	4-20-2030	$11,250,000	$11,543,475
Costco Wholesale Corporation	1.75	4-20-2032	1,287,000	1,333,469
Sysco Corporation	6.60	4-1-2050	1,004,000	1,556,939
Walmart Incorporated	3.05	7-8-2026	1,752,000	1,968,566
Walmart Incorporated	4.05	6-29-2048	43,000	59,167

				16,461,616

Food Products: 0.10%
General Mills Incorporated	2.88	4-15-2030	1,341,000	1,490,953
Mars Incorporated 144A	1.63	7-16-2032	4,814,000	4,786,758

				6,277,711

Tobacco: 0.37%
Altria Group Incorporated	2.35	5-6-2025	830,000	879,602
Altria Group Incorporated	3.88	9-16-2046	1,631,000	1,755,575
Altria Group Incorporated	4.45	5-6-2050	1,690,000	1,987,909
BAT Capital Corporation	2.26	3-25-2028	212,000	218,600
BAT Capital Corporation	2.73	3-25-2031	7,288,000	7,493,228
BAT Capital Corporation	3.56	8-15-2027	3,725,000	4,138,812
BAT Capital Corporation	4.70	4-2-2027	3,989,000	4,669,653
BAT Capital Corporation	4.91	4-2-2030	1,021,000	1,226,907

				22,370,286

Energy: 1.50%

Oil, Gas & Consumable Fuels: 1.50%
BP Capital Markets America Incorporated	1.75	8-10-2030	3,805,000	3,829,874
BP Capital Markets America Incorporated	2.77	11-10-2050	4,568,000	4,523,602
BP Capital Markets America Incorporated	3.19	4-6-2025	4,637,000	5,090,516
BP Capital Markets America Incorporated	3.54	4-6-2027	4,672,000	5,244,766
Concho Resources Incorporated	2.40	2-15-2031	2,380,000	2,485,058
Devon Energy Corporation	5.00	6-15-2045	1,011,000	1,135,158
Devon Energy Corporation	5.60	7-15-2041	1,506,000	1,762,309
Diamondback Energy Incorporated	3.25	12-1-2026	3,688,000	3,903,021
Diamondback Energy Incorporated	3.50	12-1-2029	2,422,000	2,537,319
Energy Transfer Operating Partners LP	2.90	5-15-2025	1,827,000	1,895,529
Energy Transfer Operating Partners LP	3.60	2-1-2023	475,000	493,312
Energy Transfer Operating Partners LP	4.05	3-15-2025	6,724,000	7,230,232
Energy Transfer Operating Partners LP	4.20	4-15-2027	1,421,000	1,539,568
Energy Transfer Operating Partners LP	4.25	3-15-2023	2,722,000	2,864,945
Energy Transfer Operating Partners LP	4.50	4-15-2024	605,000	652,099
Energy Transfer Operating Partners LP	4.75	1-15-2026	1,323,000	1,468,321
Energy Transfer Operating Partners LP	5.50	6-1-2027	983,000	1,129,772
Energy Transfer Operating Partners LP	6.05	6-1-2041	890,000	990,727
Enterprise Products Operating LLC	2.80	1-31-2030	4,000	4,331
Enterprise Products Operating LLC	3.70	1-31-2051	1,743,000	1,891,143
Enterprise Products Operating LLC	3.95	1-31-2060	1,927,000	2,085,301
Gray Oak Pipeline LLC 144A	2.60	10-15-2025	1,998,000	2,028,408
HollyFrontier Corporation	2.63	10-1-2023	2,018,000	2,035,514
Marathon Oil Corporation	5.20	6-1-2045	975,000	1,070,685
Marathon Oil Corporation	6.80	3-15-2032	702,000	831,049
Marathon Petroleum Corporation	4.40	7-15-2027	3,661,000	3,993,716
MPLX LP	1.75	3-1-2026	2,976,000	3,015,385
MPLX LP	2.65	8-15-2030	3,996,000	4,043,143
Pioneer Natural Resource	1.90	8-15-2030	4,987,000	4,901,147

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP	3.55%	12-15-2029	$4,179,000	$4,283,517
Plains All American Pipeline LP	4.90	2-15-2045	825,000	830,504
Regency Energy Partners LP	4.50	11-1-2023	918,000	989,735
Sunoco Logistics Partner LP	3.45	1-15-2023	464,000	481,738
Sunoco Logistics Partner LP	4.25	4-1-2024	1,222,000	1,308,975
Transcontinental Gas Pipe Line Company LLC 144A	3.25	5-15-2030	1,973,000	2,171,052
Transcontinental Gas Pipe Line Company LLC 144A	3.95	5-15-2050	3,159,000	3,491,336
Valero Energy Corporation	1.20	3-15-2024	1,905,000	1,904,644
Williams Companies Incorporated	3.90	1-15-2025	1,321,000	1,457,988

				91,595,439

Financials: 7.10%

Banks: 2.95%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	9,982,000	10,020,960
Bank of America Corporation (U.S. SOFR +0.91%) ±	0.98	9-25-2025	8,409,000	8,456,816
Bank of America Corporation (U.S. SOFR +1.01%) ±	1.20	10-24-2026	9,608,000	9,670,259
Bank of America Corporation (U.S. SOFR +1.15%) ±	1.32	6-19-2026	8,418,000	8,518,161
Bank of America Corporation (U.S. SOFR +1.53%) ±	1.90	7-23-2031	7,619,000	7,648,058
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	3,117,000	3,141,907
Bank of America Corporation (3 Month LIBOR +0.64%) ±	2.02	2-13-2026	970,000	1,012,034
Bank of America Corporation (3 Month LIBOR +0.87%) ±	2.46	10-22-2025	5,159,000	5,475,241
Bank of America Corporation (3 Month LIBOR +0.99%) ±	2.50	2-13-2031	5,241,000	5,542,146
Bank of America Corporation (U.S. SOFR +2.15%) ±	2.59	4-29-2031	5,099,000	5,429,978
Bank of America Corporation (3 Month LIBOR +0.79%) ±	3.00	12-20-2023	9,893,000	10,393,015
Bank of America Corporation (3 Month LIBOR +1.09%) ±	3.09	10-1-2025	7,075,000	7,649,008
Bank of America Corporation (3 Month LIBOR +1.04%) ±	3.42	12-20-2028	12,745,000	14,341,583
Bank of America Corporation	3.50	4-19-2026	1,671,000	1,895,004
Bank of America Corporation	4.13	1-22-2024	638,000	705,938
Bank of America Corporation	4.18	11-25-2027	5,279,000	6,091,578
Citigroup Incorporated (U.S. SOFR +0.69%) ±	0.78	10-30-2024	6,412,000	6,429,400
Citigroup Incorporated	3.20	10-21-2026	9,784,000	10,853,938
Deutsche Bank (U.S. SOFR +1.87%) ±	2.13	11-24-2026	5,752,000	5,821,597
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	3,965,000	4,045,813
JPMorgan Chase & Company (U.S. SOFR +0.80%) ±	1.05	11-19-2026	11,403,000	11,463,323
JPMorgan Chase & Company (U.S. SOFR +1.11%) ±	1.76	11-19-2031	5,700,000	5,714,126
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	5,715,000	5,994,316
JPMorgan Chase & Company (U.S. SOFR +2.52%) ±	2.96	5-13-2031	5,329,000	5,797,676
Santander Holdings USA Incorporated	3.24	10-5-2026	4,276,000	4,632,009
Santander Holdings USA Incorporated	3.40	1-18-2023	1,369,000	1,438,806
Santander Holdings USA Incorporated	3.45	6-2-2025	8,011,000	8,674,407
Santander Holdings USA Incorporated	4.40	7-13-2027	2,155,000	2,442,027
Santander Holdings USA Incorporated	4.50	7-17-2025	429,000	481,541

				179,780,665

Capital Markets: 1.88%
Affiliated Managers Group Incorporated	3.30	6-15-2030	5,956,000	6,483,070
Ares Capital Corporation	3.88	1-15-2026	3,487,000	3,663,640
Franklin Resources Incorporated	1.60	10-30-2030	4,518,000	4,458,489
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	0.63	11-17-2023	15,498,000	15,539,042
Goldman Sachs Group Incorporated	3.50	4-1-2025	7,270,000	8,054,078
Goldman Sachs Group Incorporated	3.50	11-16-2026	2,690,000	3,008,299
Goldman Sachs Group Incorporated	6.75	10-1-2037	3,168,000	4,848,349
Golub Capital LLC	3.38	4-15-2024	9,617,000	9,679,657

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  33

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
IntercontinentalExchange Incorporated	1.85%	9-15-2032	$3,991,000	$4,034,442
IntercontinentalExchange Incorporated	2.65	9-15-2040	1,398,000	1,449,669
Morgan Stanley (U.S. SOFR +0.47%) ±	0.56	11-10-2023	6,669,000	6,673,624
Morgan Stanley (U.S. SOFR +0.75%) ±	0.86	10-21-2025	6,719,000	6,760,990
Morgan Stanley (U.S. SOFR +1.03%) ±	1.79	2-13-2032	11,433,000	11,511,399
Morgan Stanley (U.S. SOFR +1.99%) ±	2.19	4-28-2026	951,000	1,003,029
Morgan Stanley (U.S. SOFR +3.12%) ±	3.62	4-1-2031	703,000	817,828
Morgan Stanley	3.63	1-20-2027	5,035,000	5,753,572
Morgan Stanley	4.00	7-23-2025	6,646,000	7,607,525
PPL Capital Funding Incorporated	3.10	5-15-2026	4,538,000	5,042,195
PPL Capital Funding Incorporated	3.40	6-1-2023	550,000	585,360
PPL Capital Funding Incorporated	4.13	4-15-2030	4,852,000	5,753,833
PPL Capital Funding Incorporated	5.00	3-15-2044	1,522,000	1,985,636

				114,713,726

Consumer Finance: 1.62%
Ally Financial Incorporated	1.45	10-2-2023	7,741,000	7,890,590
Ally Financial Incorporated	5.13	9-30-2024	6,159,000	7,063,685
Ally Financial Incorporated	5.75	11-20-2025	6,708,000	7,833,404
Aviation Capital Group LLC 144A	5.50	12-15-2024	4,962,000	5,312,066
Bunge Limited Finance Corporation	1.63	8-17-2025	4,949,000	5,051,359
Bunge Limited Finance Corporation	3.25	8-15-2026	4,037,000	4,430,579
Bunge Limited Finance Corporation	3.75	9-25-2027	3,508,000	3,908,051
General Motors Financial Company Incorporated	1.70	8-18-2023	6,161,000	6,309,887
General Motors Financial Company Incorporated	2.70	8-20-2027	8,692,000	9,170,566
General Motors Financial Company Incorporated	2.75	6-20-2025	6,210,000	6,572,160
General Motors Financial Company Incorporated	5.20	3-20-2023	4,234,000	4,643,844
General Motors Financial Company Incorporated	5.40	4-1-2048	3,760,000	4,742,423
Harley Davidson Financial Services Company 144A	3.35	6-8-2025	3,823,000	4,109,913
Hyundai Capital America 144A	1.25	9-18-2023	2,903,000	2,923,390
Hyundai Capital America 144A	1.80	10-15-2025	2,903,000	2,941,752
Hyundai Capital America 144A	2.38	10-15-2027	2,903,000	2,993,394
John Deere Capital Corporation	0.55	7-5-2022	5,706,000	5,735,153
John Deere Capital Corporation	1.20	4-6-2023	4,394,000	4,487,437
John Deere Capital Corporation	1.75	3-9-2027	2,633,000	2,769,056

				98,888,709

Diversified Financial Services: 0.04%
Andrew W. Mellon Foundation	0.95	8-1-2027	2,272,000	2,269,060

Insurance: 0.61%
American International Group Incorporated	3.40	6-30-2030	4,204,000	4,792,159
American International Group Incorporated	4.20	4-1-2028	2,799,000	3,335,353
American International Group Incorporated	4.50	7-16-2044	2,493,000	3,198,896
American International Group Incorporated	4.75	4-1-2048	3,869,000	5,218,106
American International Group Incorporated	5.25	4-2-2030	4,803,000	5,796,325
Brighthouse Financial Incorporated	4.70	6-22-2047	2,089,000	2,158,113
Fidelity & Guaranty Life Company 144A	5.50	5-1-2025	1,911,000	2,208,848
Fidelity National Financial Incorporated	3.40	6-15-2030	2,405,000	2,649,662
Nationwide Financial Services Incorporated 144A	3.90	11-30-2049	4,484,000	4,967,521
Nationwide Mutual Insurance Company 144A	4.35	4-30-2050	2,498,000	2,920,368

				37,245,351

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care: 3.20%

Biotechnology: 1.18%
AbbVie Incorporated	2.30%	11-21-2022	$5,819,000	$6,023,916
AbbVie Incorporated	2.60	11-21-2024	4,641,000	4,960,250
AbbVie Incorporated	2.90	11-6-2022	5,980,000	6,253,455
AbbVie Incorporated	2.95	11-21-2026	1,865,000	2,062,242
AbbVie Incorporated	3.20	11-21-2029	7,876,000	8,929,968
AbbVie Incorporated	3.75	11-14-2023	513,000	560,992
AbbVie Incorporated	3.80	3-15-2025	7,754,000	8,662,821
AbbVie Incorporated	4.05	11-21-2039	2,166,000	2,625,565
AbbVie Incorporated	4.25	11-14-2028	1,401,000	1,690,730
AbbVie Incorporated	4.25	11-21-2049	4,936,000	6,238,304
AbbVie Incorporated	4.30	5-14-2036	1,354,000	1,684,061
AbbVie Incorporated	4.45	5-14-2046	1,372,000	1,729,302
Amgen Incorporated	3.15	2-21-2040	674,000	727,938
Gilead Sciences Incorporated	1.20	10-1-2027	3,035,000	3,054,229
Gilead Sciences Incorporated	1.65	10-1-2030	3,035,000	3,021,358
Gilead Sciences Incorporated	2.60	10-1-2040	2,290,000	2,318,833
Gilead Sciences Incorporated	2.80	10-1-2050	1,416,000	1,422,389
Regeneron Pharmaceutical Incorporated	1.75	9-15-2030	7,615,000	7,486,714
Regeneron Pharmaceutical Incorporated	2.80	9-15-2050	2,303,000	2,258,648

				71,711,715

Health Care Equipment & Supplies: 0.27%
Abbott Laboratories	3.75	11-30-2026	2,350,000	2,742,187
Danaher Corporation	2.60	10-1-2050	2,383,000	2,505,878
Danaher Corporation	3.35	9-15-2025	1,869,000	2,077,432
Stryker Corporation	1.15	6-15-2025	3,995,000	4,060,901
Stryker Corporation	1.95	6-15-2030	1,755,000	1,815,338
Stryker Corporation	2.90	6-15-2050	2,799,000	2,978,243

				16,179,979

Health Care Providers & Services: 0.74%
Aetna Incorporated	3.88	8-15-2047	1,478,000	1,761,885
Anthem Incorporated	2.25	5-15-2030	4,942,000	5,173,788
Cigna Corporation	3.40	9-17-2021	4,106,000	4,204,987
Cigna Corporation	3.40	3-1-2027	2,887,000	3,242,324
Cigna Corporation	3.88	10-15-2047	3,958,000	4,750,617
Cigna Corporation	4.38	10-15-2028	955,000	1,147,604
CVS Health Corporation	3.00	8-15-2026	2,013,000	2,216,979
CVS Health Corporation	1.75	8-21-2030	998,000	997,827
CVS Health Corporation	2.70	8-21-2040	1,391,000	1,405,926
CVS Health Corporation	3.70	3-9-2023	2,148,000	2,297,866
CVS Health Corporation	4.30	3-25-2028	4,779,000	5,620,444
CVS Health Corporation	4.78	3-25-2038	1,438,000	1,822,577
HCA Incorporated	5.13	6-15-2039	1,054,000	1,354,634
HCA Incorporated	5.25	6-15-2049	1,015,000	1,337,613
UnitedHealth Group Incorporated	2.75	5-15-2040	1,428,000	1,564,519
UnitedHealth Group Incorporated	3.50	8-15-2039	651,000	774,503
UnitedHealth Group Incorporated	3.70	12-15-2025	2,013,000	2,302,520
UnitedHealth Group Incorporated	3.75	10-15-2047	1,604,000	2,017,421
UnitedHealth Group Incorporated	3.88	8-15-2059	1,041,000	1,378,655

				45,372,689

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  35

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services: 0.14%
Thermo Fisher Scientific Incorporated	4.50%	3-25-2030	$6,955,000	$8,722,259

Pharmaceuticals: 0.87%
Bristol Myers Squibb Company	0.75	11-13-2025	3,987,000	3,989,406
Bristol Myers Squibb Company	1.13	11-13-2027	5,980,000	6,023,189
Bristol Myers Squibb Company	1.45	11-13-2030	6,974,000	7,002,064
Bristol Myers Squibb Company	2.35	11-13-2040	1,495,000	1,534,716
Bristol Myers Squibb Company	2.55	11-13-2050	4,584,000	4,727,222
Bristol Myers Squibb Company	3.40	7-26-2029	2,440,000	2,847,702
Bristol Myers Squibb Company	3.45	11-15-2027	2,692,000	3,092,615
Bristol Myers Squibb Company	3.90	2-20-2028	2,885,000	3,416,532
Bristol Myers Squibb Company	4.25	10-26-2049	1,518,000	2,054,534
Bristol Myers Squibb Company	4.35	11-15-2047	912,000	1,241,441
Eli Lilly and Company	2.25	5-15-2050	2,827,000	2,750,289
Eli Lilly and Company	2.50	9-15-2060	1,905,000	1,920,572
Johnson & Johnson	2.10	9-1-2040	681,000	695,505
Johnson & Johnson	2.45	9-1-2060	972,000	1,018,574
Merck & Company Incorporated	2.35	6-24-2040	1,386,000	1,449,064
Merck & Company Incorporated	2.45	6-24-2050	1,386,000	1,444,631
Merck & Company Incorporated	3.70	2-10-2045	1,325,000	1,666,790
Pfizer Incorporated	2.80	3-11-2022	1,792,000	1,849,113
Royalty Pharma plc 144A	0.75	9-2-2023	989,000	993,278
Royalty Pharma plc 144A	1.20	9-2-2025	989,000	997,313
Royalty Pharma plc 144A	3.55	9-2-2050	2,520,000	2,617,503

				53,332,053

Industrials: 1.91%

Aerospace & Defense: 0.70%
Northrop Grumman Corporation	2.55	10-15-2022	5,898,000	6,127,974
Northrop Grumman Corporation	2.93	1-15-2025	271,000	294,298
Northrop Grumman Corporation	3.25	8-1-2023	5,436,000	5,863,910
Northrop Grumman Corporation	3.25	1-15-2028	3,365,000	3,798,395
Northrop Grumman Corporation	4.03	10-15-2047	1,936,000	2,460,323
Northrop Grumman Corporation	5.15	5-1-2040	2,907,000	4,047,183
The Boeing Company	3.25	2-1-2028	4,038,000	4,205,609
The Boeing Company	3.63	2-1-2031	5,082,000	5,363,945
The Boeing Company	3.75	2-1-2050	2,117,000	2,141,554
The Boeing Company	5.81	5-1-2050	1,262,000	1,667,208
United Technologies Corporation	3.65	8-16-2023	390,000	420,409
United Technologies Corporation	3.95	8-16-2025	2,686,000	3,077,494
United Technologies Corporation	4.45	11-16-2038	2,502,000	3,227,914

				42,696,216

Airlines: 0.36%
Delta Air Lines Incorporated 144A	4.50	10-20-2025	6,004,000	6,338,253
Delta Air Lines Incorporated 144A	4.75	10-20-2028	4,004,000	4,310,220
Southwest Airlines Company	4.75	5-4-2023	3,989,000	4,325,491
Southwest Airlines Company	5.13	6-15-2027	5,984,000	6,960,267

				21,934,231

Commercial Services & Supplies: 0.08%
Republic Services Incorporated	1.75	2-15-2032	3,990,000	4,017,813
Waste Management Incorporated	2.50	11-15-2050	956,000	962,794

				4,980,607

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Conglomerates: 0.25%
Alphabet Incorporated	2.25%	8-15-2060	$2,664,000	$2,639,240
General Electric Company	3.10	1-9-2023	666,000	700,156
General Electric Company	3.45	5-1-2027	5,548,000	6,111,013
General Electric Company	3.63	5-1-2030	2,849,000	3,193,548
General Electric Company	4.35	5-1-2050	1,491,000	1,750,369
General Electric Company	5.88	1-14-2038	317,000	409,926

				14,804,252

Machinery: 0.10%
Deere & Company	2.75	4-15-2025	3,891,000	4,233,644
Deere & Company	3.75	4-15-2050	1,507,000	1,967,084

				6,200,728

Road & Rail: 0.37%
Burlington Northern Santa Fe LLC	3.05	2-15-2051	1,332,000	1,538,475
CSX Corporation	4.30	3-1-2048	238,000	312,944
CSX Corporation	4.75	11-15-2048	1,292,000	1,806,659
Union Pacific Corporation	2.15	2-5-2027	2,951,000	3,130,747
Union Pacific Corporation	2.40	2-5-2030	3,653,000	3,952,482
Union Pacific Corporation	2.95	3-1-2022	3,307,000	3,414,945
Union Pacific Corporation 144A	2.97	9-16-2062	500,000	528,319
Union Pacific Corporation	3.15	3-1-2024	1,582,000	1,707,986
Union Pacific Corporation	3.25	2-5-2050	4,690,000	5,369,944
Union Pacific Corporation	3.75	2-5-2070	606,000	729,921

				22,492,422

Transportation Infrastructure: 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,667,033	3,214,280

Information Technology: 2.12%

Electronic Equipment, Instruments & Components: 0.10%
Flex Limited	4.88	5-12-2030	4,987,000	5,927,389

IT Services: 0.32%
Fiserv Incorporated	3.20	7-1-2026	3,199,000	3,586,542
Fiserv Incorporated	3.50	7-1-2029	922,000	1,055,601
IBM Corporation	3.30	5-15-2026	1,095,000	1,234,347
IBM Corporation	4.15	5-15-2039	477,000	611,075
Paypal Holdings Incorporated	1.35	6-1-2023	5,148,000	5,275,086
Paypal Holdings Incorporated	1.65	6-1-2025	7,206,000	7,492,806

				19,255,457

Semiconductors & Semiconductor Equipment: 0.94%
Broadcom Incorporated	3.15	11-15-2025	10,440,000	11,372,666
Broadcom Incorporated	3.88	1-15-2027	4,520,000	5,078,645
Broadcom Incorporated	4.15	11-15-2030	5,914,000	6,860,086
Broadcom Incorporated	4.25	4-15-2026	3,199,000	3,652,873
Broadcom Incorporated	4.70	4-15-2025	4,699,000	5,377,967
Intel Corporation	4.60	3-25-2040	1,896,000	2,546,606
KLA Corporation	3.30	3-1-2050	2,538,000	2,848,470
Micron Technology Incorporated	2.50	4-24-2023	5,891,000	6,151,741
NVIDIA Corporation	2.85	4-1-2030	1,047,000	1,173,460
NVIDIA Corporation	3.50	4-1-2050	8,033,000	9,765,705
Texas Instruments Incorporated	1.38	3-12-2025	2,363,000	2,441,496

				57,269,715

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  37

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.38%
Microsoft Corporation	2.68%	6-1-2060	$1,467,000	$1,608,093
Microsoft Corporation	4.10	2-6-2037	1,883,000	2,481,307
Oracle Corporation	2.63	2-15-2023	2,471,000	2,586,383
Oracle Corporation	2.80	4-1-2027	5,697,000	6,268,846
Oracle Corporation	2.95	11-15-2024	1,321,000	1,433,048
Oracle Corporation	3.80	11-15-2037	1,349,000	1,614,308
Oracle Corporation	3.85	4-1-2060	3,144,000	3,865,398
Oracle Corporation	4.00	11-15-2047	2,871,000	3,508,573

				23,365,956

Technology Hardware, Storage & Peripherals: 0.38%
Apple Incorporated	2.65	5-11-2050	4,595,000	4,927,367
Apple Incorporated	4.25	2-9-2047	1,346,000	1,850,465
Apple Incorporated	2.55	8-20-2060	4,378,000	4,539,112
Dell International LLC 144A	4.90	10-1-2026	972,000	1,135,157
Dell International LLC 144A	5.30	10-1-2029	1,911,000	2,308,508
Dell International LLC 144A	6.10	7-15-2027	1,902,000	2,330,653
HP Incorporated	2.20	6-17-2025	5,989,000	6,327,725

				23,418,987

Materials: 0.76%

Chemicals: 0.34%
Dow Chemical Corporation	2.10	11-15-2030	5,715,000	5,833,340
Dow Chemical Corporation	3.60	11-15-2050	2,026,000	2,260,257
Dow Chemical Corporation	4.38	11-15-2042	974,000	1,188,902
LYB International Finance III Company	1.25	10-1-2025	2,222,000	2,241,833
LYB International Finance III Company	2.25	10-1-2030	980,000	1,000,370
LYB International Finance III Company	3.38	10-1-2040	1,246,000	1,311,826
LYB International Finance III Company	3.63	4-1-2051	1,746,000	1,885,196
Nutrition and Biosciences Incorporated 144A	1.23	10-1-2025	2,016,000	2,040,985
Nutrition and Biosciences Incorporated 144A	2.30	11-1-2030	3,022,000	3,106,832

				20,869,541

Metals & Mining: 0.42%
Barrick Gold Finance Company LLC	5.70	5-30-2041	1,154,000	1,660,109
Newmont Mining Corporation	2.25	10-1-2030	12,670,000	13,271,678
Nucor Corporation	2.00	6-1-2025	1,991,000	2,091,274
Nucor Corporation	2.70	6-1-2030	2,549,000	2,782,447
Reliance Steel & Aluminum Company	1.30	8-15-2025	1,571,000	1,589,111
Reliance Steel & Aluminum Company	2.15	8-15-2030	4,080,000	4,164,820

				25,559,439

Real Estate: 1.18%

Equity REITs: 0.96%
Agree LP	2.90	10-1-2030	1,391,000	1,457,420
Crown Castle International Corporation	3.30	7-1-2030	1,585,000	1,768,843
Crown Castle International Corporation	4.00	3-1-2027	951,000	1,086,042
Equinix Incorporated	2.63	11-18-2024	2,516,000	2,680,067
Equinix Incorporated	2.90	11-18-2026	5,252,000	5,727,080
Healthpeak Properties	2.88	1-15-2031	1,316,000	1,405,658
Kimco Realty Corporation	1.90	3-1-2028	1,985,000	1,994,244
Mid-America Apartments LP	1.70	2-15-2031	1,759,000	1,745,842
Mid-America Apartments LP	3.60	6-1-2027	284,000	319,764

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Mid-America Apartments LP	3.75%	6-15-2024	$4,371,000	$4,737,861
Mid-America Apartments LP	3.95	3-15-2029	1,878,000	2,196,497
Mid-America Apartments LP	4.00	11-15-2025	2,287,000	2,586,674
Mid-America Apartments LP	4.30	10-15-2023	1,914,000	2,089,331
Realty Income Corporation	3.25	1-15-2031	4,263,000	4,824,380
Regency Centers LP	2.95	9-15-2029	4,062,000	4,291,002
Store Capital Corporation	2.75	11-18-2030	3,294,000	3,325,094
Store Capital Corporation	4.50	3-15-2028	7,031,000	7,901,087
Store Capital Corporation	4.63	3-15-2029	2,381,000	2,721,079
VEREIT Operating Partnership LP	2.20	6-15-2028	1,992,000	2,003,779
VEREIT Operating Partnership LP	2.85	12-15-2032	1,394,000	1,427,609
VEREIT Operating Partnership LP	3.40	1-15-2028	1,985,000	2,148,057

				58,437,410

Real Estate Management & Development: 0.22%
Federal Realty Investment Trust	3.95	1-15-2024	2,960,000	3,216,306
Highwoods Realty LP	2.60	2-1-2031	1,645,000	1,656,427
Spirit Realty LP	3.20	2-15-2031	4,423,000	4,622,562
Spirit Realty LP	3.40	1-15-2030	2,250,000	2,391,694
Spirit Realty LP	4.00	7-15-2029	1,104,000	1,226,828
Spirit Realty LP	4.45	9-15-2026	233,000	261,583

				13,375,400

Utilities: 2.40%

Electric Utilities: 1.48%
Duke Energy Corporation	1.80	9-1-2021	3,936,000	3,973,624
Duke Energy Progress Incorporated	2.50	8-15-2050	2,283,000	2,320,939
Entergy Arkansas LLC 1st Mortgage	2.65	6-15-2051	2,495,000	2,599,500
Entergy Texas Incorporated 1st Mortgage	1.75	3-15-2031	2,522,000	2,530,302
Evergy Incorporated	2.25	6-1-2030	2,440,000	2,593,102
Evergy Incorporated	2.45	9-15-2024	3,491,000	3,698,645
Evergy Incorporated	2.90	9-15-2029	2,480,000	2,692,508
Evergy Kansas Central Incorporated	3.45	4-15-2050	4,060,000	4,751,107
Exelon Corporation	4.70	4-15-2050	3,613,000	4,876,829
Interstate Power & Light Company	3.50	9-30-2049	1,431,000	1,610,260
ITC Holdings Corporation	2.70	11-15-2022	3,761,000	3,911,472
Metropolitan Edison Company 144A	4.30	1-15-2029	4,189,000	4,791,552
Mississippi Power Company	3.95	3-30-2028	4,588,000	5,295,913
Mississippi Power Company	4.25	3-15-2042	2,754,000	3,369,710
Pacific Gas & Electric Company	2.10	8-1-2027	3,745,000	3,776,624
Pacific Gas & Electric Company	2.50	2-1-2031	5,160,000	5,196,668
Pacific Gas & Electric Company	3.15	1-1-2026	803,000	848,359
Pacific Gas & Electric Company	3.30	12-1-2027	6,785,000	7,206,140
Pacific Gas & Electric Company	3.30	8-1-2040	1,254,000	1,267,343
Pacific Gas & Electric Company	3.95	12-1-2047	3,055,000	3,182,454
Pacific Gas & Electric Company	4.50	7-1-2040	968,000	1,085,785
Pacific Gas & Electric Company	4.55	7-1-2030	4,164,000	4,753,823
Pennsylvania Electric Company 144A	3.25	3-15-2028	1,582,000	1,704,591
Public Service Electric and Gas Company	2.05	8-1-2050	778,000	723,078
Public Service Electric and Gas Company	2.70	5-1-2050	4,146,000	4,401,170
South Carolina Edison Company	4.13	3-1-2048	2,097,000	2,540,047
Southern California Edison Company	2.85	8-1-2029	1,900,000	2,054,666
Southern California Edison Company	4.65	10-1-2043	914,000	1,136,898
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,312,000	1,429,301

				90,322,410

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  39

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Gas Utilities: 0.06%
Southern Company Gas Capital Corporation	1.75%	1-15-2031	$3,810,000	$3,840,877

Independent Power & Renewable Electricity Producers: 0.07%
The AES Corporation 144A%%	1.38	1-15-2026	4,017,000	4,050,656

Multi-Utilities: 0.79%
Black Hills Corporation	3.05	10-15-2029	2,286,000	2,497,605
Black Hills Corporation	3.88	10-15-2049	1,681,000	1,924,501
CenterPoint Energy Incorporated	2.50	9-1-2022	386,000	399,049
CenterPoint Energy Incorporated	2.50	9-1-2024	4,069,000	4,319,821
CenterPoint Energy Incorporated	2.90	7-1-2050	1,290,000	1,403,280
CenterPoint Energy Incorporated	2.95	3-1-2030	1,593,000	1,741,556
CenterPoint Energy Incorporated	4.10	9-1-2047	1,825,000	2,219,581
Consumers Energy Company	2.50	5-1-2060	1,582,000	1,614,181
Dominion Resources Incorporated	2.00	8-15-2021	2,628,000	2,654,352
DTE Energy Company	1.05	6-1-2025	3,805,000	3,836,468
DTE Energy Company	2.53	10-1-2024	515,000	548,389
DTE Energy Company	2.95	3-1-2030	2,502,000	2,734,945
DTE Energy Company	2.95	3-1-2050	4,128,000	4,600,814
DTE Energy Company	3.80	3-15-2027	3,765,000	4,285,275
Midamerican Energy Company	3.65	8-1-2048	1,985,000	2,443,903
NextEra Energy Capital Company	2.25	6-1-2030	3,038,000	3,180,636
NextEra Energy Capital Company	2.75	5-1-2025	3,210,000	3,478,035
WEC Energy Group Incorporated	1.38	10-15-2027	4,179,000	4,194,247

				48,076,638

Total Corporate Bonds and Notes (Cost $1,481,624,908)				1,580,128,429

Municipal Obligations: 0.45%

California: 0.06%

GO Revenue: 0.06%
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	2,105,000	3,772,497

Nevada: 0.09%

Airport Revenue: 0.09%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	5,556,826

New York: 0.12%

Airport Revenue: 0.12%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	7,172,024

Ohio: 0.05%

Education Revenue: 0.05%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	2,819,274

Texas: 0.13%

Education Revenue: 0.03%
University of Texas Financing System Bond Series B	2.44	8-15-2049	1,695,000	1,728,900

Transportation Revenue: 0.10%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	6,251,690

				7,980,590

Total Municipal Obligations (Cost $19,305,170)				27,301,211

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities: 3.36%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A ±±	3.63%	3-25-2049	$1,838,790	$1,883,962
Angel Oak Mortgage Trust Series 2020-2 Class A1 144A ±±	2.53	1-26-2065	6,576,616	6,710,976
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A ±±	1.37	5-25-2065	2,269,702	2,273,353
Benchmark Mortgage Trust Series 2018-B1 Class ASB ±±	3.60	1-15-2051	787,000	880,607
Benchmark Mortgage Trust Series 2020-B20 Class A5	2.03	10-15-2053	5,004,000	5,195,930
Benchmark Mortgage Trust Series 2020-B21 Class A5	1.98	12-15-2053	4,871,000	5,021,647
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	2,578,287	2,684,815
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	4,494,226	4,619,633
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	5,215,307	5,358,227
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,295,507
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33	11-13-2050	5,323,000	5,859,686
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	1.96	6-15-2050	156,405	156,429
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	2,014,000	2,190,022
Citigroup Commercial Mortgage Trust Series 2016- P5 Class A1	1.41	10-10-2049	270,817	270,983
Colt Funding LLC Series 2019-1 Class A1 144A ±±	3.71	3-25-2049	1,452,224	1,467,635
Colt Funding LLC Series 2019-2 Class A1 144A ±±	3.34	5-25-2049	2,787,108	2,808,622
Colt Funding LLC Series 2019-4 Class A1 144A ±±	2.58	11-25-2049	3,760,558	3,805,798
Colt Funding LLC Series 2020-2 Class A1 144A ±±	1.85	3-25-2065	4,069,146	4,122,689
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	8,286,000	8,580,492
Commercial Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	4,380,000	4,643,087
Commercial Mortgage Trust Series 2015-LC21 Class A4	3.71	7-10-2048	1,777,000	1,968,636
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	2,010,200	2,249,217
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,351,327
Deutsche Bank Commercial Mortgage Trust Series 2020-C9 Class A5	1.93	9-15-2053	976,000	1,004,686
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,642,990	1,674,650
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	8,937	8,936
Goldman Sachs Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,727,233	1,788,648
Goldman Sachs Mortgage Securities Trust Series 2015-GC34 Class A4	3.51	10-10-2048	3,317,000	3,657,050
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	5,804,323	6,257,534
GS Mortgage Securities Trust Series 2017-GS18 Class A4	3.47	11-10-2050	4,741,000	5,365,882
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	6,182,518	6,679,630
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,597,756
JPMDB Commercial Mortgage Securities Series 2017-C5 Class ASB	3.49	3-15-2050	861,000	936,661
JPMDB Commercial Mortgage Securities Series 2018-C8 Class ASB	4.15	6-15-2051	2,714,000	3,118,335
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	9,951,788	10,464,537
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	2,663,000	2,941,689
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB	3.28	7-15-2050	2,343,000	2,553,442
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	800,041	863,781
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A ±±	3.60	4-25-2049	2,084,966	2,115,150
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 144A ±±	2.49	9-25-2059	3,555,840	3,620,773
SG Capital Partners Series 2019-3 Class A1 144A ±±	2.70	9-25-2059	3,184,135	3,227,661
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A ±±	2.61	9-27-2049	3,879,453	3,948,115
Starwood Mortgage Residential Trust Series 2020-1 Class A1 144A ±±	2.28	2-25-2050	6,422,610	6,559,660
Starwood Mortgage Residential Trust Series 2020-3 Class A1 144A ±±	1.49	4-25-2065	5,912,701	5,948,234
Verus Securitization Trust Series 2019-1 Class A1 144A ±±	3.40	12-25-2059	2,930,161	3,015,859
Verus Securitization Trust Series 2019-1 Class A1 144A ±±	3.84	2-25-2059	1,410,330	1,421,442
Verus Securitization Trust Series 2019-2 Class A1 144A ±±	2.91	7-25-2059	3,885,311	3,987,052
Verus Securitization Trust Series 2019-2 Class A1 144A ±±	3.21	5-25-2059	5,288,937	5,355,142

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  41

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Verus Securitization Trust Series 2019-3 Class A1 144A ±±	2.69%	11-25-2059	$2,525,534	$2,591,437
Verus Securitization Trust Series 2019-3 Class A1 144A	2.78	7-25-2059	7,218,128	7,378,425
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	9,768,571	9,989,730
Verus Securitization Trust Series 2020-1 Class A1 144A	2.42	1-25-2060	2,346,576	2,390,166
Verus Securitization Trust Series 2020-2 Class A1 144A ±±	2.23	5-25-2060	8,674,251	8,758,709
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	1,749,724	1,751,309
Visio Trust Series 2019-1 Class A1 144A ±±	3.57	6-25-2054	2,120,637	2,149,054
Visio Trust Series 2020-1R Class A1 144A%%(a)	1.31	11-25-2055	4,520,000	4,519,989

Total Non-Agency Mortgage-Backed Securities (Cost $200,297,244)				205,040,404

U.S. Treasury Securities: 27.33%
U.S. Treasury Bond	0.25	8-31-2025	24,908,000	24,797,082
U.S. Treasury Bond	1.13	5-15-2040	134,293,000	129,026,196
U.S. Treasury Bond	1.13	8-15-2040	71,466,000	68,484,528
U.S. Treasury Bond	1.25	5-15-2050	22,057,000	20,309,672
U.S. Treasury Bond	1.38	11-15-2040	35,274,000	35,285,023
U.S. Treasury Bond	1.38	8-15-2050	89,210,000	84,763,439
U.S. Treasury Bond	1.63	11-15-2050	29,373,000	29,680,499
U.S. Treasury Bond	2.50	2-15-2045	15,226,000	18,380,042
U.S. Treasury Bond	2.88	5-15-2043	52,278,000	66,921,966
U.S. Treasury Note	0.13	5-31-2022	33,602,000	33,598,062
U.S. Treasury Note	0.13	6-30-2022	22,213,000	22,209,529
U.S. Treasury Note	0.13	7-31-2022	5,663,000	5,661,230
U.S. Treasury Note	0.13	8-31-2022	99,251,000	99,216,107
U.S. Treasury Note ##	0.13	9-30-2022	104,950,000	104,921,302
U.S. Treasury Note	0.13	10-31-2022	41,390,000	41,373,832
U.S. Treasury Note	0.13	11-30-2022	31,203,000	31,190,811
U.S. Treasury Note	0.13	9-15-2023	116,043,000	115,852,618
U.S. Treasury Note	0.13	10-15-2023	82,284,000	82,136,146
U.S. Treasury Note	0.25	6-15-2023	18,871,000	18,907,857
U.S. Treasury Note ##	0.25	11-15-2023	119,381,000	119,595,513
U.S. Treasury Note	0.25	9-30-2025	33,600,000	33,434,625
U.S. Treasury Note «	0.25	10-31-2025	60,663,000	60,345,467
U.S. Treasury Note	0.38	11-30-2025	59,272,000	59,304,415
U.S. Treasury Note	0.50	10-31-2027	39,860,000	39,548,594
U.S. Treasury Note	0.88	11-15-2030	60,185,000	60,326,059
U.S. Treasury Note ##	1.38	1-31-2021	93,393,000	93,584,046
U.S. Treasury Note ##	1.38	5-31-2021	107,586,000	108,275,223
U.S. Treasury Note	2.13	5-15-2022	3,363,000	3,459,818
U.S. Treasury Note	2.25	4-30-2021	28,262,000	28,514,812
U.S. Treasury Note	3.13	5-15-2021	26,340,000	26,704,233

Total U.S. Treasury Securities (Cost $1,667,179,959)				1,665,808,746

Yankee Corporate Bonds and Notes: 7.00%

Communication Services: 0.07%

Wireless Telecommunication Services: 0.07%
Vodafone Group plc	4.25	9-17-2050	3,540,000	4,332,239

Consumer Discretionary: 0.16%

Automobiles: 0.16%
Nissan Motor Company 144A	3.52	9-17-2025	1,806,000	1,885,431
Nissan Motor Company 144A	4.35	9-17-2027	4,887,000	5,239,771
Nissan Motor Company 144A	4.81	9-17-2030	2,244,000	2,477,513

				9,602,715

The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Staples: 0.15%

Beverages: 0.15%
Bacardi Limited 144A	4.70%	5-15-2028	$3,449,000	$3,989,799
Bacardi Limited 144A	5.15	5-15-2038	1,632,000	2,051,445
Bacardi Limited 144A	5.30	5-15-2048	2,450,000	3,300,374

				9,341,618

Energy: 1.06%

Oil, Gas & Consumable Fuels: 1.06%
Aker BP ASA 144A	2.88	1-15-2026	5,234,000	5,241,893
Aker BP ASA 144A	4.00	1-15-2031	2,699,000	2,724,183
Ecopetrol SA	5.88	5-28-2045	2,196,000	2,610,495
Enbridge Incorporated	2.50	1-15-2025	8,829,000	9,301,674
Enbridge Incorporated	3.13	11-15-2029	4,038,000	4,382,544
Equinor ASA	1.75	1-22-2026	2,343,000	2,449,442
Equinor ASA	3.25	11-18-2049	1,370,000	1,524,745
FEL Energy Company 144A%%	5.75	12-1-2040	1,937,000	2,037,724
Galaxy Pipeline Assets Company 144A	1.75	9-30-2027	5,844,000	5,876,563
Galaxy Pipeline Assets Company 144A	2.63	3-31-2036	2,755,000	2,848,321
Oleoducto Central SA 144A	4.00	7-14-2027	1,951,000	2,107,080
Petroleos Mexicanos Company	2.38	4-15-2025	1,633,050	1,703,336
Petroleos Mexicanos Company	2.46	12-15-2025	4,435,750	4,628,550
Saudi Arabian Oil Company 144A	1.63	11-24-2025	2,967,000	3,020,436
Saudi Arabian Oil Company 144A	2.25	11-24-2030	2,967,000	3,005,637
Saudi Arabian Oil Company 144A	3.25	11-24-2050	660,000	661,373
Suncor Energy Incorporated	3.10	5-15-2025	3,958,000	4,299,906
Tengizchevroil LLP 144A	2.63	8-15-2025	3,111,000	3,217,552
Total Capital International SA	3.13	5-29-2050	2,916,000	3,191,953

				64,833,407

Financials: 4.61%

Banks: 2.59%
Asian Development Bank	0.63	4-7-2022	7,177,000	7,219,294
Banco Bilbao Vizcaya Argentaria SA	1.13	9-18-2025	4,600,000	4,615,437
Banco Santander SA	2.75	5-28-2025	3,600,000	3,831,827
Banco Santander SA %%	2.75	12-3-2030	3,000,000	3,000,000
Banco Santander SA	3.49	5-28-2030	1,800,000	2,005,670
Barclays plc (3 Month LIBOR +3.05%) ±	5.09	6-20-2030	6,684,000	7,876,944
Danske Bank A/S (1 Year Treasury Constant Maturity +1.03%) 144A±	1.17	12-8-2023	7,825,000	7,854,600
Danske Bank A/S (3 Month LIBOR +1.25%) 144A±	3.00	9-20-2022	9,081,000	9,235,466
Danske Bank A/S (3 Month LIBOR +1.59%) 144A±	3.24	12-20-2025	8,694,000	9,288,976
Danske Bank A/S 144A	5.00	1-12-2022	4,619,000	4,835,112
HSBC Holdings plc (U.S. SOFR +1.29%) ±	1.59	5-24-2027	10,944,000	11,038,179
HSBC Holdings plc (U.S. SOFR +1.54%) ±	1.65	4-18-2026	8,489,000	8,608,835
HSBC Holdings plc (U.S. SOFR +1.73%) ±	2.01	9-22-2028	9,614,000	9,768,954
Inter-American Development Bank	0.88	4-3-2025	7,363,000	7,501,119
Landwirtschaftliche Rentenbank	0.50	5-27-2025	11,429,000	11,451,709
National Australia Bank 144A	2.33	8-21-2030	5,461,000	5,501,929
Perrigo Finance plc	4.90	12-15-2044	1,656,000	1,861,444
Perrigo Finance Unlimited Company	3.15	6-15-2030	3,125,000	3,308,532
Royal Bank Scotland Group plc (1 Year Treasury Constant Maturity +2.15%) ±	2.36	5-22-2024	1,639,000	1,698,600
Royal Bank Scotland Group plc (1 Year Treasury Constant Maturity +2.55%) ±	3.07	5-22-2028	2,969,000	3,205,559
Royal Bank Scotland Group plc (5 Year Treasury Constant Maturity +2.10%) ±	3.75	11-1-2029	2,937,000	3,109,795

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  43

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Banks (continued)
Santander UK Group Holdings plc (1 Year Treasury Constant Maturity +1.25%) ±	1.53%	8-21-2026	$12,378,000	$12,470,217
Societe Generale (5 Year Treasury Constant Maturity +3.00%) 144A ±	3.65	7-8-2035	2,532,000	2,658,692
Swedish Export Credit Corporation	0.75	4-6-2023	9,883,000	9,984,032
Westpac Banking Corporation (5 Year Treasury Constant Maturity +1.75%) ±	2.67	11-15-2035	4,764,000	4,923,022
Westpac Banking Corporation	2.96	11-16-2040	1,151,000	1,238,072

				158,092,016

Capital Markets: 0.65%
Credit Suisse Group Funding Limited (U.S. SOFR +2.04%) 144A ±	2.19	6-5-2026	7,231,000	7,539,821
Credit Suisse Group Funding Limited (U.S. SOFR +1.56%) 144A ±	2.59	9-11-2025	1,367,000	1,442,223
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A ±	3.00	12-14-2023	3,476,000	3,632,942
Credit Suisse Group Funding Limited	3.80	6-9-2023	3,131,000	3,369,679
Credit Suisse Group Funding Limited (U.S. SOFR +3.73%) 144A ±	4.19	4-1-2031	8,443,000	9,949,633
Nomura Holdings Incorporated	2.65	1-16-2025	3,450,000	3,663,223
Nomura Holdings Incorporated	2.68	7-16-2030	2,862,000	3,023,004
Nomura Holdings Incorporated	3.10	1-16-2030	6,118,000	6,664,931

				39,285,456

Diversified Financial Services: 1.24%
AerCap Ireland Capital DAC	3.15	2-15-2024	3,940,000	4,055,681
AerCap Ireland Capital DAC	3.50	5-26-2022	1,794,000	1,845,110
AerCap Ireland Capital DAC	3.95	2-1-2022	992,000	1,018,033
AerCap Ireland Capital DAC	4.63	7-1-2022	838,000	879,248
AerCap Ireland Capital DAC	4.88	1-16-2024	1,868,000	2,011,903
AerCap Ireland Capital DAC	6.50	7-15-2025	3,843,000	4,441,882
BAT International Finance plc	1.67	3-25-2026	10,411,000	10,596,854
Brookfield Finance Incorporated	4.35	4-15-2030	4,883,000	5,925,045
DH Europe Finance II	2.05	11-15-2022	2,978,000	3,075,717
DH Europe Finance II	2.20	11-15-2024	5,104,000	5,412,496
DH Europe Finance II	2.60	11-15-2029	5,520,000	6,082,493
DH Europe Finance II	3.40	11-15-2049	39,000	46,451
Element Fleet Management Corporation 144A	3.85	6-15-2025	3,823,000	4,084,821
GE Capital International Funding Company 144A	3.45	5-15-2025	2,250,000	2,450,109
GE Capital International Funding Company 144A	4.40	5-15-2030	4,527,000	5,212,703
GE Capital International Funding Company	4.42	11-15-2035	6,562,000	7,568,407
Trust Fibrauno 144A	4.87	1-15-2030	2,649,000	2,925,821
Trust Fibrauno 144A	6.39	1-15-2050	1,663,000	1,835,952
UBS Group AG (1 Year Treasury Constant Maturity +1.08%) 144A ±	1.36	1-30-2027	6,030,000	6,091,499

				75,560,225

Insurance: 0.13%
Arch Capital Group Limited	3.64	6-30-2050	2,476,000	2,921,393
Athene Holding Limited	3.50	1-15-2031	1,405,000	1,485,339
Athene Holding Limited	6.15	4-3-2030	2,927,000	3,646,805

				8,053,537

Health Care: 0.39%

Pharmaceuticals: 0.39%
Astrazeneca plc	0.70	4-8-2026	3,861,000	3,845,128
Shire plc ADR	2.88	9-23-2023	3,878,000	4,115,838
Takeda Pharmaceutical	2.05	3-31-2030	7,069,000	7,219,757
Takeda Pharmaceutical	3.18	7-9-2050	4,327,000	4,624,482

The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical	4.40%	11-26-2023	$3,391,000	$3,764,003

				23,569,208

Industrials: 0.10%

Construction & Engineering: 0.04%
Hutama Karya Persero PT 144A	3.75	5-11-2030	2,193,000	2,436,182

Transportation Infrastructure: 0.06%
Adani Ports & Special Company 144A	4.20	8-4-2027	3,484,000	3,709,694

Information Technology: 0.27%

Semiconductors & Semiconductor Equipment: 0.27%
NXP BV 144A	3.15	5-1-2027	3,217,000	3,510,174
NXP BV 144A	3.88	6-18-2026	7,599,000	8,610,829
NXP BV 144A	4.30	6-18-2029	2,498,000	2,930,401
TSMC Global Limited Company 144A	1.38	9-28-2030	1,227,000	1,201,769

				16,253,173

Materials: 0.14%

Chemicals: 0.07%
Nutrien Limited	5.00	4-1-2049	2,885,000	3,992,597

Metals & Mining: 0.07%
Teck Resources Limited	5.20	3-1-2042	1,462,000	1,629,663
Teck Resources Limited	6.25	7-15-2041	2,339,000	2,908,035

				4,537,698

Real Estate: 0.05%

Real Estate Management & Development: 0.05%
Scentre Group Trust 144A	3.63	1-28-2026	2,951,000	3,201,923

Total Yankee Corporate Bonds and Notes (Cost $406,679,715)				426,801,688

Yankee Government Bonds: 1.28%
Abu Dhabi Government International 144A	2.50	4-16-2025	10,650,000	11,367,370
Bermuda 144A	3.38	8-20-2050	2,234,000	2,368,040
Japan Bank for International Cooperation	1.75	10-17-2024	5,082,000	5,317,976
Republic of Indonesia	4.45	4-15-2070	2,939,000	3,629,769
Republic of Paraguay 144A	4.95	4-28-2031	2,400,000	2,844,024
Republic of Paraguay 144A	5.40	3-30-2050	2,956,000	3,687,610
Republic of Peru %%	1.86	12-1-2032	2,866,000	2,843,072
Republic of Peru	2.39	1-23-2026	5,029,000	5,293,023
Republic of Peru %%	2.78	12-1-2060	1,579,000	1,559,263
Republic of Peru %%	3.23	7-28-2121	765,000	755,438
State of Israel	3.38	1-15-2050	2,126,000	2,347,189
State of Israel	4.50	4-3-2120	728,000	963,326
State of Qatar 144A	3.40	4-16-2025	205,000	225,500
United Mexican States	2.66	5-24-2031	11,292,000	11,293,807
United Mexican States	3.77	5-24-2061	1,725,000	1,720,688
United Mexican States	3.90	4-27-2025	4,768,000	5,280,560
United Mexican States	4.35	1-15-2047	1,753,000	1,938,836
United Mexican States	4.50	4-22-2029	8,500,000	9,813,250
United Mexican States	4.60	2-10-2048	1,782,000	2,020,806
United Mexican States	4.75	3-8-2044	2,478,000	2,852,798

Total Yankee Government Bonds (Cost $72,047,240)				78,122,345

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  45

Portfolio of investments—November 30, 2020 (unaudited)

	Yield	Principal	Value
Short-Term Investments: 3.68%

Investment Companies: 3.68%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	$54,037,500	$54,037,500
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.02	170,055,243	170,055,243

Total Short-Term Investments (Cost $224,092,743)			224,092,743

Total investments in securities (Cost $6,493,652,297)	109.72%	6,688,333,884

Other assets and liabilities, net	(9.72)	(592,746,887)

Total net assets	100.00%	$6,095,586,997

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

SOFR	Secured Overnight Financing Rate

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$54,097,500	$(60,000)	$0	$0	$54,037,500		54,037,500	$534	#
Wells Fargo Government Money Market Fund Select Class	315,907,475	2,475,977,232	(2,621,829,464)	0	0	170,055,243		170,055,243	121,381

				$0	$0	$224,092,743	3.68%		$121,915

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Core Bond Portfolio

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $52,976,648 of securities loaned), at value (cost $6,269,559,554)	$6,464,241,141
Investments in affiliated securities, at value (cost $224,092,743)	224,092,743
Receivable for investments sold	826,853,596
Principal paydown receivable	673,358
Receivable for interest	20,194,640
Receivable for securities lending income, net	915
Prepaid expenses and other assets	271,927

Total assets	7,536,328,320

Liabilities
Payable upon receipt of securities loaned	53,869,375
Payable for investments purchased	828,498,144
Payable for when-issued transactions	553,637,122
Cash collateral due to broker	3,082,539
Overdraft due to custodian bank	2,856
Advisory fee payable	1,651,287

Total liabilities	1,440,741,323

Total net assets	$6,095,586,997

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  47

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $3,863)	$53,928,274
Income from affiliated securities	123,544

Total investment income	54,051,818

Expenses
Advisory fee	10,267,456
Custody and accounting fees	132,138
Professional fees	48,147
Shareholder report expenses	3,829
Trustees’ fees and expenses	9,576
Other fees and expenses	44,708

Net expenses	10,505,854

Net investment income	43,545,964

Realized and unrealized gains (losses) on investments
Net realized gains on investments	119,819,612
Net change in unrealized gains (losses) on investments	5,227,398

Net realized and unrealized gains (losses) on investments	125,047,010

Net increase in net assets resulting from operations	$168,592,974

The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Core Bond Portfolio

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020

Operations
Net investment income	$43,545,964	$132,899,852
Net realized gains on investments	119,819,612	327,904,415
Net change in unrealized gains (losses) on investments	5,227,398	58,392,982

Net increase in net assets resulting from operations	168,592,974	519,197,249

Capital transactions
Transactions in investors’ beneficial interests
Contributions	684,363,108	2,488,553,741
Withdrawals	(519,224,929)	(3,071,640,078)

Net increase (decrease) in net assets resulting from capital transactions	165,138,179	(583,086,337)

Total increase (decrease) in net assets	333,731,153	(63,889,088)

Net assets
Beginning of period	5,761,855,844	5,825,744,932

End of period	$6,095,586,997	$5,761,855,844

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  49

Financial highlights

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Total return[1]	2.85%	9.49%	6.30%	(0.53)%	1.89%	2.78%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.36%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.44%	2.28%	2.93%	2.23%	1.87%	1.86%
Supplemental data
Portfolio turnover rate	213%	603%	577%	542%	614%	667%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

50  |  Wells Fargo Core Bond Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Wells Fargo Core Bond Portfolio  |  51

Notes to financial statements (unaudited)

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether interest and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $6,498,269,871 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$202,197,380

Gross unrealized losses	(12,133,367)

Net unrealized gains	$190,064,013

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

52  |  Wells Fargo Core Bond Portfolio

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$1,870,498,311	$0	$1,870,498,311

Asset-backed securities	0	610,540,007	0	610,540,007

Corporate bonds and notes	0	1,580,128,429	0	1,580,128,429

Municipal obligations	0	27,301,211	0	27,301,211

Non-agency mortgage-back securities	0	205,040,404	0	205,040,404

U.S. Treasury securities	1,665,808,746	0	0	1,665,808,746

Yankee corporate bonds and notes	0	426,801,688	0	426,801,688

Yankee government bonds	0	78,122,345	0	78,122,345

Short-term investments

Investment companies	224,092,743	0	0	224,092,743

Total assets	$1,889,901,489	$4,798,432,395	$0	$6,688,333,884

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.300

Over $10 billion	0.290

For the six months ended November 30, 2020, the advisory fee was equivalent to an annual rate of 0.34% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Wells Fargo Core Bond Portfolio  |  53

Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$12,257,295,189	$1,998,159,702	$11,785,854,423	$1,776,440,396

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2020, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Nomura Securities International Inc.	$49,732,070	$(49,732,070)	$0

UBS Securities LLC	3,244,578	(3,244,578)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

54  |  Wells Fargo Core Bond Portfolio

Notes to financial statements (unaudited)

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Core Bond Portfolio  |  55

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

56  |  Wells Fargo Core Bond Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Core Bond Fund  |  57

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

58  |  Wells Fargo Core Bond Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Core Bond Fund  |  59

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00735 01-20

SA287/SAR287 11-20

Semi-Annual Report

November 30, 2020

Wells Fargo Real Return Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Real Return Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Real Return Fund for the six-month period that ended November 30, 2020. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Real Return Fund

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Real Return Fund  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

Preparing for LIBOR Transition

The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021, which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.

The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.

Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.

While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.

Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Real Return Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Michael Bradshaw, CFA®‡

Christian L. Chan, CFA®‡

Jay N. Mueller, CFA®‡

Garth B. Newport, CFA®‡

Michael Schueller, CFA®‡

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (IPBAX)	2-28-2003	2.80	3.27	2.57	7.64	4.23	3.04	1.43	0.78

Class C (IPBCX)	2-28-2003	5.79	3.45	2.28	6.79	3.45	2.28	2.18	1.53

Class R6 (IPBJX)[4]	10-31-2016	–	–	–	7.98	4.60	3.35	1.05	0.40

Administrator Class (IPBIX)	2-28-2003	–	–	–	7.90	4.46	3.28	1.37	0.60

Institutional Class (IPBNX)[5]	10-31-2016	–	–	–	8.02	4.57	3.34	1.10	0.45

Bloomberg Barclays U.S. TIPS Index[6]	–	–	–	–	10.15	4.68	3.53	–	–

CPI[7]	–	–	–	–	1.17	1.86	1.75	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to mortgage- and asset-backed securities risk and small company securities risk. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Real Return Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2020[8]

TIPS, 0.38%, 7-15-2025	3.07

TIPS, 0.63%, 1-15-2026	2.73

TIPS, 0.13%, 1-15-2023	2.56

TIPS, 0.63%, 1-15-2024	2.46

TIPS, 0.13%, 7-15-2024	2.39

TIPS, 0.38%, 7-15-2023	2.24

TIPS, 0.25%, 1-15-2025	2.23

TIPS, 0.13%, 7-15-2022	2.20

TIPS, 0.13%, 7-15-2030	2.15

TIPS, 0.50%, 1-15-2028	2.04

Portfolio allocation as of November 30, 2020[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.78% for Class A, 1.53% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.

[5]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.

[7]

The Consumer Price Index (CPI) for All Urban Consumers in U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

[8]

Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[9]

Figures represent the portfolio composition of the affiliated master portfolio as a percentage of the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Real Return Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,052.92	$4.01	0.78%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

Class C

Actual	$1,000.00	$1,048.99	$7.86	1.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%

Class R6

Actual	$1,000.00	$1,054.39	$2.06	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$2.03	0.40%

Administrator Class

Actual	$1,000.00	$1,054.37	$3.09	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$3.04	0.60%

Institutional Class

Actual	$1,000.00	$1,055.06	$2.32	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.28	0.45%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Real Return Fund

Portfolio of investments—November 30, 2020 (unaudited)

Value
Investment Companies: 99.87%

Affiliated Master Portfolio: 99.87%
Wells Fargo Real Return Portfolio	$59,698,728

Total Investment Companies (Cost $52,913,313)	59,698,728

Total investments in securities (Cost $52,913,313)	99.87%	59,698,728

Other assets and liabilities, net	0.13	78,964

Total net assets	100.00%	$59,777,692

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Real Return Portfolio	35%	27%	$(69,454)	$2,692,438	$637,079	$94,708	$350	$59,698,728	99.87%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  9

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $52,913,313)	$59,698,728
Receivable for Fund shares sold	115,356
Receivable from manager	10,397
Prepaid expenses and other assets	1,352

Total assets	59,825,833

Liabilities
Payable for Fund shares redeemed	25,981
Administration fees payable	4,216
Distribution fee payable	923
Shareholder report expenses payable	4,858
Shareholder servicing fees payable	5,650
Trustees’ fees and expenses payable	1,066
Accrued expenses and other liabilities	5,447

Total liabilities	48,141

Total net assets	$59,777,692

Net assets consist of
Paid-in capital	$55,087,686
Total distributable earnings	4,690,006

Total net assets	$59,777,692

Computation of net asset value and offering price per share
Net assets – Class A	$13,273,112
Shares outstanding – Class A1	1,243,835
Net asset value per share – Class A	$10.67
Maximum offering price per share – Class A2	$11.17
Net assets – Class C	$1,472,429
Shares outstanding – Class C1	140,413
Net asset value per share – Class C	$10.49
Net assets – Class R6	$21,641,244
Shares outstanding – Class R6[1]	2,007,254
Net asset value per share – Class R6	$10.78
Net assets – Administrator Class	$13,443,186
Shares outstanding – Administrator Class[1]	1,239,568
Net asset value per share – Administrator Class	$10.85
Net assets – Institutional Class	$9,947,721
Shares outstanding – Institutional Class[1]	922,260
Net asset value per share – Institutional Class	$10.79

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Real Return Fund

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolio	$637,079
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $791)	94,708
Affiliated income allocated from affiliated Master Portfolio	350
Expenses allocated from affiliated Master Portfolio	(139,904)
Waivers allocated from affiliated Master Portfolio	24,123

Total investment income	616,356

Expenses
Management fee	14,886
Administration fees
Class A	11,164
Class C	1,349
Class R6	2,945
Administrator Class	7,047
Institutional Class	4,070
Shareholder servicing fees
Class A	17,428
Class C	2,101
Administrator Class	17,599
Distribution fee
Class C	6,319
Custody and accounting fees	2,020
Professional fees	18,048
Registration fees	100,273
Shareholder report expenses	34,759
Trustees’ fees and expenses	11,029
Other fees and expenses	7,721

Total expenses	258,758
Less: Fee waivers and/or expense reimbursements
Fund-level	(193,866)
Class A	(696)
Administrator Class	(8,434)

Net expenses	55,762

Net investment income	560,594

Realized and unrealized gains (losses) on investments
Net realized losses on securities transactions allocated from affiliated Master Portfolio	(69,454)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	2,692,438

Net realized and unrealized gains (losses) on investments	2,622,984

Net increase in net assets resulting from operations	$3,183,578

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$560,594		$1,149,193
Net realized losses on investments		(69,454)		(1,121,387)
Net change in unrealized gains (losses) on investments		2,692,438		3,059,682

Net increase in net assets resulting from operations		3,183,578		3,087,488

Distributions to shareholders from net investment income and net realized gains
Class A		(113,765)		(333,051)
Class C		(9,527)		(28,644)
Class R6		(203,448)		(410,590)
Administrator Class		(118,115)		(268,283)
Institutional Class		(97,958)		(274,619)

Total distributions to shareholders		(542,813)		(1,315,187)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	234,470	2,450,862	341,385	3,446,122
Class C	22,278	228,745	58,887	586,232
Class R6	486,193	5,175,121	700,870	7,155,041
Administrator Class	319,355	3,412,800	754,263	7,722,657
Institutional Class	186,884	1,980,252	587,649	6,004,061

		13,247,780		24,914,113

Reinvestment of distributions
Class A	8,021	84,905	23,714	238,785
Class C	871	9,052	2,484	24,671
Class R6	11,490	122,982	22,788	231,443
Administrator Class	10,659	114,697	25,943	265,162
Institutional Class	9,127	97,689	26,962	274,014

		429,325		1,034,075

Payment for shares redeemed
Class A	(289,746)	(3,073,050)	(865,507)	(8,666,594)
Class C	(53,208)	(552,035)	(153,174)	(1,519,143)
Class R6	(255,333)	(2,736,788)	(395,994)	(4,031,485)
Administrator Class	(395,313)	(4,254,378)	(827,804)	(8,434,604)
Institutional Class	(298,671)	(3,189,919)	(699,776)	(7,084,487)

		(13,806,170)		(29,736,313)

Net decrease in net assets resulting from capital share transactions		(129,065)		(3,788,125)

Total increase (decrease) in net assets		2,511,700		(2,015,824)

Net assets
Beginning of period		57,265,992		59,281,816

End of period		$59,777,692		$57,265,992

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.22	$9.89	$9.87	$9.96	$9.95	$10.07
Net investment income	0.09	0.12	0.15	0.21	0.19 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	0.45	0.42	0.09	(0.09)	0.03	(0.01)

Total from investment operations	0.54	0.54	0.24	0.12	0.22	0.09
Distributions to shareholders from
Net investment income	(0.09)	(0.21)	(0.19)	(0.21)	(0.20)	(0.07)
Net realized gains	0.00	0.00	(0.03)	0.00	(0.01)	(0.14)

Total distributions to shareholders	(0.09)	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Net asset value, end of period	$10.67	$10.22	$9.89	$9.87	$9.96	$9.95
Total return[2]	5.29%	5.48%	2.56%	1.25%	2.23%	1.01%
Ratios to average net assets (annualized)
Gross expenses[3]	1.43%	1.43%	1.16%	1.04%	1.11%	1.20%
Net expenses[3]	0.78%	0.78%	0.77%	0.80%	0.85%	0.85%
Net investment income[3]	1.68%	1.79%	1.95%	2.15%	1.92%	0.98%
Supplemental data
Portfolio turnover rate[4]	9%	24%	39%	29%	25%	29%
Net assets, end of period (000s omitted)	$13,273	$13,196	$17,716	$26,133	$29,678	$18,938

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017	0.44%
Year ended May 31, 2016	0.44%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.06	$9.73	$9.73	$9.82	$9.77	$9.92
Net investment income	0.05 [1]	0.11 [1]	0.10 [1]	0.03	0.04	0.03 [1]
Net realized and unrealized gains (losses) on investments	0.44	0.35	0.07	0.02	0.10	(0.02)

Total from investment operations	0.49	0.46	0.17	0.05	0.14	0.01
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.14)	(0.14)	(0.08)	(0.02)
Net realized gains	0.00	0.00	(0.03)	0.00	(0.01)	(0.14)

Total distributions to shareholders	(0.06)	(0.13)	(0.17)	(0.14)	(0.09)	(0.16)
Net asset value, end of period	$10.49	$10.06	$9.73	$9.73	$9.82	$9.77
Total return[2]	4.90%	4.77%	1.79%	0.53%	1.44%	0.21%
Ratios to average net assets (annualized)
Gross expenses[3]	2.18%	2.18%	1.91%	1.79%	1.86%	1.95%
Net expenses[3]	1.53%	1.53%	1.52%	1.56%	1.60%	1.60%
Net investment income[3]	0.87%	1.09%	1.08%	1.39%	1.23%	0.30%
Supplemental data
Portfolio turnover rate[4]	9%	24%	39%	29%	25%	29%
Net assets, end of period (000s omitted)	$1,472	$1,714	$2,553	$3,517	$4,580	$5,654

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.44%
Year ended May 31, 2017	0.44%
Year ended May 31, 2016	0.44%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
CLASS R6		2020	2019	2018	2017[1]
Net asset value, beginning of period	$10.33	$9.99	$9.96	$10.05	$10.17
Net investment income	0.12	0.22	0.23 [2]	0.22	0.10
Net realized and unrealized gains (losses) on investments	0.44	0.37	0.06	(0.06)	(0.07)

Total from investment operations	0.56	0.59	0.29	0.16	0.03
Distributions to shareholders from
Net investment income	(0.11)	(0.25)	(0.23)	(0.25)	(0.14)
Net realized gains	0.00	0.00	(0.03)	0.00	(0.01)

Total distributions to shareholders	(0.11)	(0.25)	(0.26)	(0.25)	(0.15)
Net asset value, end of period	$10.78	$10.33	$9.99	$9.96	$10.05
Total return[3]	5.44%	5.94%	2.99%	1.63%	0.36%
Ratios to average net assets (annualized)
Gross expenses[4]	1.05%	1.05%	0.82%	0.66%	0.69%
Net expenses[4]	0.40%	0.40%	0.39%	0.42%	0.47%
Net investment income[4]	2.10%	2.08%	2.34%	2.52%	1.32%
Supplemental data
Portfolio turnover rate[5]	9%	24%	39%	29%	25%
Net assets, end of period (000s omitted)	$21,641	$18,224	$14,358	$11,750	$7,438

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017[1]	0.44%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.38	$10.03	$9.99	$10.06	$10.03	$10.15
Net investment income	0.10 [1]	0.20 [1]	0.21 [1]	0.24 [1]	0.22 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	0.46	0.36	0.06	(0.09)	0.02	(0.02)

Total from investment operations	0.56	0.56	0.27	0.15	0.24	0.11
Distributions to shareholders from
Net investment income	(0.09)	(0.21)	(0.20)	(0.22)	(0.20)	(0.09)
Net realized gains	0.00	0.00	(0.03)	0.00	(0.01)	(0.14)

Total distributions to shareholders	(0.09)	(0.21)	(0.23)	(0.22)	(0.21)	(0.23)
Net asset value, end of period	$10.85	$10.38	$10.03	$9.99	$10.06	$10.03
Total return[2]	5.44%	5.67%	2.78%	1.50%	2.46%	1.21%
Ratios to average net assets (annualized)
Gross expenses[3]	1.37%	1.37%	1.10%	0.97%	1.04%	1.13%
Net expenses[3]	0.60%	0.60%	0.59%	0.60%	0.60%	0.60%
Net investment income[3]	1.91%	1.92%	2.15%	2.39%	2.20%	1.30%
Supplemental data
Portfolio turnover rate[4]	9%	24%	39%	29%	25%	29%
Net assets, end of period (000s omitted)	$13,443	$13,544	$13,562	$23,331	$26,100	$20,607

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017	0.44%
Year ended May 31, 2016	0.44%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2020	2019	2018	2017[1]
Net asset value, beginning of period	$10.33	$9.99	$9.97	$10.06	$10.17
Net investment income	0.10	0.21	0.22	0.24	0.14
Net realized and unrealized gains (losses) on investments	0.47	0.37	0.05	(0.08)	(0.10)

Total from investment operations	0.57	0.58	0.27	0.16	0.04
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.22)	(0.25)	(0.14)
Net realized gains	0.00	0.00	(0.03)	0.00	(0.01)

Total distributions to shareholders	(0.11)	(0.24)	(0.25)	(0.25)	(0.15)
Net asset value, end of period	$10.79	$10.33	$9.99	$9.97	$10.06
Total return[2]	5.51%	5.78%	2.84%	1.57%	0.41%
Ratios to average net assets (annualized)
Gross expenses[3]	1.10%	1.10%	0.84%	0.71%	0.76%
Net expenses[3]	0.45%	0.45%	0.44%	0.47%	0.52%
Net investment income[3]	1.87%	2.09%	2.20%	2.62%	2.24%
Supplemental data
Portfolio turnover rate[4]	9%	24%	39%	29%	25%
Net assets, end of period (000s omitted)	$9,948	$10,587	$11,094	$12,110	$5,229

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2020 (unaudited)	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017[1]	0.44%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Real Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Wells Fargo Real Return Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. As of November 30, 2020, the Fund owned 27% of Wells Fargo Real Return Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2020 are included in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Wells Fargo Real Return Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $53,040,192 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$6,658,536

Gross unrealized losses	0

Net unrealized gains	$6,658,536

As of May 31, 2020, the Fund had capital loss carryforwards which consisted of $1,082,708 in short-term capital losses and $906,231 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2020, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	$59,698,728

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Wells Fargo Real Return Fund  |  19

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class C shares, 0.40% for Class R6 shares, and 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received $367 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$9,094,158	$8,171,588	$839,712	$3,480,931

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

20  |  Wells Fargo Real Return Fund

Notes to financial statements (unaudited)

For the six months ended November 30, 2020, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

9. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Real Return Fund  |  21

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 13.41%

Consumer Staples: 4.47%

Beverages: 0.68%
PepsiCo Incorporated	10,246	$1,477,781

Food & Staples Retailing: 1.47%
Costco Wholesale Corporation	2,497	978,250
Sysco Corporation	8,236	587,144
Walmart Incorporated	10,637	1,625,227

		3,190,621

Food Products: 0.61%
Mondelez International Incorporated Class A	13,731	788,846
Nomad Foods Limited †	22,626	546,418

		1,335,264

Household Products: 1.56%
Church & Dwight Company Incorporated	8,444	741,130
The Clorox Company	2,189	444,279
The Procter & Gamble Company	15,936	2,213,032

		3,398,441

Tobacco: 0.15%
Philip Morris International Incorporated	4,390	332,543

Energy: 0.98%

Oil, Gas & Consumable Fuels: 0.98%
Chevron Corporation	14,933	1,301,859
Phillips 66	13,681	828,795

		2,130,654

Financials: 0.11%

Mortgage REITs: 0.11%
AGNC Investment Corporation	15,892	242,830

Materials: 3.49%

Chemicals: 1.46%
Ecolab Incorporated	2,642	586,920
Linde plc	4,987	1,278,767
The Sherwin-Williams Company	1,009	754,359
Westlake Chemical Corporation	7,573	569,111

		3,189,157

Construction Materials: 0.18%
Martin Marietta Materials Incorporated	1,432	380,382

Containers & Packaging: 0.18%
Crown Holdings Incorporated †	4,206	396,416

Metals & Mining: 1.67%
Agnico-Eagle Mines Limited	2,500	164,675
Alamos Gold Incorporated Class A	8,000	66,220
AngloGold Ashanti Limited ADR	4,200	91,014
B2Gold Corporation	28,000	156,095

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Shares	Value

Metals & Mining (continued)
Barrick Gold Corporation	10,956	$253,522
Centerra Gold Incorporated	6,000	58,582
Endeavour Mining Corporation †	3,300	77,831
Evolution Mining Limited	22,000	80,261
Fortuna Silver Mines Incorporated †	6,000	38,207
Franco-Nevada Corporation	1,300	173,043
Gold Fields Limited ADR	11,500	100,165
Kinross Gold Corporation	30,000	213,675
Kirkland Lake Gold Limited	5,037	206,375
Lundin Gold Incorporated †	5,000	44,275
MAG Silver Corporation †	6,000	91,384
Newcrest Mining Limited	6,000	118,608
Newmont Corporation	5,090	299,394
Northern Star Resources Limited	14,000	129,589
Pan American Silver Corporation	3,300	97,449
Royal Gold Incorporated	3,084	340,689
SilverCrest Metals Incorporated †	4,000	35,112
SSR Mining Incorporated †	2,272	42,057
SSR Mining Incorporated †	3,100	57,071
Steel Dynamics Incorporated	9,914	358,986
Teranga Gold Corporation †	4,000	44,167
Torex Gold Resources Incorporated †	6,600	91,070
Wheaton Precious Metals Corporation	3,900	150,541
Yamana Gold Incorporated	12,000	62,647

		3,642,704

Real Estate: 4.36%

Equity REITs: 4.36%
Alexandria Real Estate Equities Incorporated	2,828	463,028
American Homes 4 Rent Class A	13,884	398,748
American Tower Corporation	4,503	1,041,094
Camden Property Trust	4,094	404,610
CoreSite Realty Corporation	3,197	400,872
Equinix Incorporated	1,388	968,533
Federal Realty Investment Trust	2,676	233,401
Four Corners Property Trust Incorporated	17,679	495,189
Healthcare Realty Trust Incorporated	10,353	305,414
Host Hotels & Resorts Incorporated	19,066	267,496
Invitation Homes Incorporated	15,334	438,246
Mid-America Apartment Communities Incorporated	3,257	410,903
Prologis Incorporated	8,930	893,447
SBA Communications Corporation	2,086	599,057
Simon Property Group Incorporated	2,409	198,911
STAG Industrial Incorporated	11,242	334,787
Sun Communities Incorporated	4,020	558,780
VICI Properties Incorporated	25,295	639,711
Welltower Incorporated	6,879	433,239

		9,485,466

Total Common Stocks (Cost $22,516,767)		29,202,259

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  23

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 14.31%

Communication Services: 2.02%

Diversified Telecommunication Services: 0.44%
CenturyLink Incorporated	6.75%	12-1-2023	$260,000	$288,353
CenturyLink Incorporated	6.45	6-15-2021	155,000	159,108
CommScope Holding Company Incorporated 144A	5.50	3-1-2024	290,000	297,975
Level 3 Financing Incorporated	5.38	1-15-2024	125,000	125,875
Level 3 Financing Incorporated	5.38	5-1-2025	85,000	87,257

				958,568

Entertainment: 0.43%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	170,000	168,725
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	150,000	166,125
Netflix Incorporated	5.38	2-1-2021	600,000	604,500

				939,350

Media: 0.98%
CCO Holdings LLC 144A	5.13	5-1-2027	600,000	631,269
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	211,100
CSC Holdings LLC	6.75	11-15-2021	105,000	109,840
DISH DBS Corporation	5.88	7-15-2022	190,000	199,553
DISH DBS Corporation	6.75	6-1-2021	155,000	158,371
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	800,000	812,000

				2,122,133

Wireless Telecommunication Services: 0.17%
Sprint Corporation	7.88	9-15-2023	155,000	178,638
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	43,750	44,215
T-Mobile USA Incorporated	4.00	4-15-2022	145,000	149,534

				372,387

Consumer Discretionary: 2.34%

Auto Components: 0.11%
Goodyear Tire & Rubber Company	5.13	11-15-2023	245,000	245,196

Automobiles: 0.18%
Ford Motor Company	8.50	4-21-2023	355,000	398,267

Hotels, Restaurants & Leisure: 0.19%
Carnival Corporation 144A	11.50	4-1-2023	50,000	56,938
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	325,000	351,813

				408,751

Household Durables: 0.61%
KB Home Class B	7.50	9-15-2022	315,000	344,925
Lennar Corporation	6.25	12-15-2021	250,000	257,000
Newell Brands Incorporated	4.35	4-1-2023	93,000	97,878
PulteGroup Incorporated	4.25	3-1-2021	400,000	401,840
Toll Brothers Finance Corporation	5.88	2-15-2022	225,000	233,928

				1,335,571

Internet & Direct Marketing Retail: 0.07%
QVC Incorporated	4.38	3-15-2023	140,000	146,650

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multiline Retail: 0.72%
Macy’s Incorporated 144A	8.38%	6-15-2025	$605,000	$659,420
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	100,000	99,922
Nordstrom Incorporated 144A	8.75	5-15-2025	730,000	813,950

				1,573,292

Specialty Retail: 0.37%
L Brands Incorporated	5.63	10-15-2023	65,000	69,443
L Brands Incorporated 144A	9.38	7-1-2025	225,000	274,500
Penske Auto Group Incorporated	3.50	9-1-2025	140,000	141,400
The Gap Incorporated 144A	8.63	5-15-2025	295,000	327,819

				813,162

Textiles, Apparel & Luxury Goods: 0.09%
Levi Strauss & Company	5.00	5-1-2025	180,000	184,950

Consumer Staples: 0.03%

Personal Products: 0.03%
Edgewell Personal Care Company	4.70	5-24-2022	60,000	62,250

Energy: 2.72%

Energy Equipment & Services: 0.09%
Hilcorp Energy Company 144A	5.00	12-1-2024	175,000	170,625
USA Compression Partners LP	6.88	9-1-2027	20,000	21,082

				191,707

Oil, Gas & Consumable Fuels: 2.63%
Apache Corporation	4.63	11-15-2025	70,000	72,779
Buckeye Partners LP 144A	4.13	3-1-2025	50,000	49,875
Buckeye Partners LP	4.15	7-1-2023	200,000	202,000
Cheniere Energy Partners LP	5.25	10-1-2025	500,000	513,125
Continental Resources Incorporated	4.50	4-15-2023	600,000	615,000
Crestwood Midstream Partners LP	6.25	4-1-2023	480,000	482,174
DCP Midstream Operating LP 144A	4.75	9-30-2021	300,000	304,125
EnLink Midstream Partners LP	4.15	6-1-2025	685,000	635,338
Enviva Partners LP 144A	6.50	1-15-2026	445,000	475,445
EQT Corporation	7.88	2-1-2025	85,000	97,325
Newfield Exploration Company	5.75	1-30-2022	90,000	93,199
Occidental Petroleum Corporation (3 Month LIBOR +1.45%) ±	1.67	8-15-2022	120,000	114,641
Occidental Petroleum Corporation «	8.00	7-15-2025	155,000	169,965
Ovintiiv Incorporated	3.90	11-15-2021	155,000	156,116
Sabine Pass Liquefaction LLC	6.25	3-15-2022	250,000	264,018
Southern Star Central Corporation 144A	5.13	7-15-2022	222,000	222,134
Suburban Propane Partners LP	5.50	6-1-2024	345,000	352,671
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	460,000	451,352
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	115,000	118,450
Targa Resources Partners LP	4.25	11-15-2023	345,000	346,725

				5,736,457

Financials: 2.28%

Banks: 0.15%
CIT Group Incorporated	5.00	8-15-2022	305,000	324,444

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  25

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital Markets: 0.19%
Blue Cube Spinco Incorporated	10.00%	10-15-2025	$390,000	$411,938

Consumer Finance: 0.85%
Ford Motor Credit Company LLC	4.13	8-17-2027	400,000	413,500
General Motors Financial Company Incorporated	2.75	6-20-2025	135,000	142,873
Navient Corporation	7.25	9-25-2023	145,000	158,050
Onemain Finance Corporation	6.13	3-15-2024	295,000	319,618
Onemain Finance Corporation	7.75	10-1-2021	390,000	408,525
SLM Corporation	5.50	1-25-2023	400,000	415,000

				1,857,566

Diversified Financial Services: 0.24%
LPL Holdings Incorporated 144A	5.75	9-15-2025	495,000	512,335

Insurance: 0.37%
Genworth Mortgage Holdings LLC 144A	6.50	8-15-2025	750,000	798,750

Mortgage REITs: 0.23%
Starwood Property Trust Incorporated	5.00	12-15-2021	500,000	507,500

Thrifts & Mortgage Finance: 0.25%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	545,000	543,638

Health Care: 1.04%

Health Care Providers & Services: 0.99%
Centene Corporation	4.75	1-15-2025	130,000	133,995
Emcompass Health Corporation	5.13	3-15-2023	290,000	291,450
Magellan Health Incorporated	4.90	9-22-2024	680,000	714,000
MEDNAX Incorporated 144A	5.25	12-1-2023	335,000	338,343
Molina Healthcare Incorporated 144A	4.88	6-15-2025	5,000	5,122
Molina Healthcare Incorporated	5.38	11-15-2022	400,000	420,000
Tenet Healthcare Corporation	4.63	7-15-2024	240,000	244,200

				2,147,110

Life Sciences Tools & Services: 0.05%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	110,000	115,500

Industrials: 2.29%

Aerospace & Defense: 0.09%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	200,000	204,000

Airlines: 1.17%
American Airlines Group Company 144A	5.00	6-1-2022	430,000	355,825
Delta Air Lines Incorporated 144A	4.50	10-20-2025	995,000	1,050,393
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	850,000	921,719
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	210,000	223,506

				2,551,443

Commercial Services & Supplies: 0.21%
Covanta Holding Corporation	5.88	7-1-2025	65,000	67,681
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	380,000	391,400

				459,081

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Construction & Engineering: 0.24%
Great Lakes Dredge & Dock Corporation	8.00%	5-15-2022	$395,000	$404,875
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	110,000	116,325

				521,200

Electronic Equipment, Instruments & Components: 0.03%
Wesco Distribution Incorporated Company 144A	7.13	6-15-2025	55,000	59,881

Machinery: 0.05%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	10,000	10,838
Trimas Corporation 144A	4.88	10-15-2025	85,000	86,726

				97,564

Trading Companies & Distributors: 0.50%
Aircastle Limited	5.13	3-15-2021	275,000	278,202
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	815,000	820,844

				1,099,046

Information Technology: 0.34%

IT Services: 0.16%
Cardtronics Incorporated 144A	5.50	5-1-2025	345,000	356,213

Software: 0.06%
NortonLifeLock Incorporated 144A	5.00	4-15-2025	120,000	122,404

Technology Hardware, Storage & Peripherals: 0.12%
Dell International LLC 144A	7.13	6-15-2024	245,000	254,158

Materials: 0.31%

Chemicals: 0.03%
Chemours Company	6.63	5-15-2023	65,000	66,151

Containers & Packaging: 0.12%
Reynolds Group Holding Limited 144A	5.13	7-15-2023	5,000	5,061
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	54,813
Sealed Air Corporation 144A	5.25	4-1-2023	190,000	202,056

				261,930

Metals & Mining: 0.16%
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	300,000	349,875

Real Estate: 0.61%

Equity REITs: 0.61%
CoreCivic Incorporated	4.63	5-1-2023	245,000	230,300
CoreCivic Incorporated	5.00	10-15-2022	105,000	103,289
SBA Communications Corporation	4.00	10-1-2022	60,000	60,675
Service Properties Trust Company	4.35	10-1-2024	500,000	478,750
Service Properties Trust Company	7.50	9-15-2025	420,000	467,993

				1,341,007

Utilities: 0.33%

Electric Utilities: 0.05%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	100,000	105,253

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  27

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers: 0.28%
TerraForm Power Operating LLC 144A	4.25%	1-31-2023	$600,000	$619,500

Total Corporate Bonds and Notes (Cost $30,731,247)				31,176,178

Loans: 2.37%

Communication Services: 0.63%

Entertainment: 0.06%
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	1.94	10-17-2026	135,474	129,716

Media: 0.38%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	2.64	4-15-2027	368,830	359,872
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	3.40	8-24-2026	346,500	287,595
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	2.64	1-31-2028	175,000	171,483

				818,950

Wireless Telecommunication Services: 0.19%
SBA Senior Finance II LLC (1 Month LIBOR +1.75%) ±	1.90	4-11-2025	428,596	422,129

Consumer Discretionary: 0.22%

Auto Components: 0.07%
Belron Finance US LLC (3 Month LIBOR +2.25%) ±‡	2.46	11-7-2024	155,600	152,877

Hotels, Restaurants & Leisure: 0.12%
Carnival Corporation (1 Month LIBOR +7.50%) ±	8.50	6-30-2025	49,875	51,496
Wyndham Hotels & Resorts Incorporated (1 Month LIBOR +1.75%) ±	1.90	5-30-2025	215,600	210,480

				261,976

Specialty Retail: 0.03%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±	2.40	7-5-2024	64,064	62,943

Consumer Staples: 0.05%

Food Products: 0.05%
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	2.15	1-26-2024	106,657	106,479

Energy: 0.16%

Oil, Gas & Consumable Fuels: 0.16%
Apergy Corporation (3 Month LIBOR +5.00%) ±‡	5.50	5-28-2027	339,967	342,516

Financials: 0.06%

Diversified Financial Services: 0.06%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	1.97	10-6-2023	140,000	137,550

Health Care: 0.25%

Health Care Providers & Services: 0.25%
Select Medical Corporation (6 Month LIBOR +2.50%) ±	2.78	3-6-2025	549,214	538,746

Industrials: 0.57%

Aerospace & Defense: 0.07%
Rexnord LLC (1 Month LIBOR +1.75%) ±	1.90	8-21-2024	156,250	155,636

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building Products: 0.25%
Advanced Drainage Systems Incorporated (1 Month LIBOR +2.25%) ±	2.44%	7-31-2026	$271,500	$270,821
Flex Acquisition Company (1 Month LIBOR +3.00%) ±	5.12	12-29-2023	288,996	284,901

				555,722

Commercial Services & Supplies: 0.23%
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.90	3-28-2024	106,844	103,528
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.90	3-11-2025	364,323	352,286
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	2.44	9-19-2026	38,774	37,804

				493,618

Machinery: 0.02%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	3.50	1-31-2024	37,558	37,464

Information Technology: 0.30%

Electronic Equipment, Instruments & Components: 0.09%
CDW LLC (1 Month LIBOR +1.75%) ±	1.90	10-13-2026	194,911	194,728

Semiconductors & Semiconductor Equipment: 0.14%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	2.15	9-19-2026	311,850	309,424

Software: 0.07%
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.90	4-16-2025	91,006	89,448
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.90	4-16-2025	68,925	67,745

				157,193

Materials: 0.13%

Chemicals: 0.05%
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	2.15	4-1-2024	108,830	106,574

Containers & Packaging: 0.08%
Berry Global Incorporated (1 Month LIBOR +2.00%) ±	2.13	10-1-2022	175,000	174,270

Total Loans (Cost $5,277,240)				5,158,511

U.S. Treasury Securities: 66.15%
TIPS	0.13	7-15-2022	4,685,569	4,802,525
TIPS	0.13	1-15-2023	5,423,612	5,586,391
TIPS	0.13	7-15-2024	4,927,014	5,211,473
TIPS	0.13	10-15-2024	3,753,391	3,975,320
TIPS	0.13	4-15-2025	3,768,499	4,000,988
TIPS	0.13	10-15-2025	1,986,098	2,131,177
TIPS	0.13	7-15-2026	3,686,291	3,992,186
TIPS	0.13	1-15-2030	4,248,720	4,678,018
TIPS	0.13	7-15-2030	3,085,965	3,416,139
TIPS	0.25	1-15-2025	4,560,228	4,857,889
TIPS	0.25	7-15-2029	3,428,941	3,821,350
TIPS	0.25	2-15-2050	1,741,225	2,061,062
TIPS	0.38	7-15-2023	4,669,237	4,899,902
TIPS	0.38	7-15-2025	6,168,006	6,683,854
TIPS	0.38	1-15-2027	3,205,414	3,523,409
TIPS	0.38	7-15-2027	1,553,411	1,722,789
TIPS	0.50	4-15-2024	3,214,555	3,408,517
TIPS	0.50	1-15-2028	3,972,602	4,443,418
TIPS	0.63	4-15-2023	4,138,850	4,322,619

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  29

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
TIPS	0.63%	1-15-2024	$5,047,411	$5,359,391
TIPS	0.63	1-15-2026	5,416,506	5,957,381
TIPS	0.63	2-15-2043	2,077,293	2,571,976
TIPS	0.75	7-15-2028	3,535,693	4,058,266
TIPS	0.75	2-15-2042	2,804,706	3,543,899
TIPS	0.75	2-15-2045	2,514,467	3,219,925
TIPS	0.88	1-15-2029	2,906,715	3,370,578
TIPS	0.88	2-15-2047	1,590,330	2,123,277
TIPS	1.00	2-15-2046	1,570,755	2,127,432
TIPS	1.00	2-15-2048	1,208,479	1,672,091
TIPS	1.00	2-15-2049	1,380,804	1,932,320
TIPS	1.38	2-15-2044	2,267,003	3,244,795
TIPS	1.75	1-15-2028	2,379,100	2,884,039
TIPS	2.00	1-15-2026	2,950,470	3,461,462
TIPS	2.13	2-15-2040	1,252,337	1,927,196
TIPS	2.13	2-15-2041	1,598,519	2,488,382
TIPS	2.38	1-15-2025	3,037,672	3,511,399
TIPS	2.38	1-15-2027	2,187,567	2,684,526
TIPS	2.50	1-15-2029	2,291,134	2,975,371
TIPS	3.38	4-15-2032	923,769	1,389,984
TIPS	3.63	4-15-2028	1,858,591	2,530,153
TIPS	3.88	4-15-2029	2,438,128	3,478,491

Total U.S. Treasury Securities (Cost $130,263,887)				144,051,360

Yankee Corporate Bonds and Notes: 2.20%

Communication Services: 0.26%

Media: 0.26%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	65,000	66,869
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	102,000	101,490
Videotron Limited	5.00	7-15-2022	375,000	395,156

				563,515

Consumer Discretionary: 0.12%

Hotels, Restaurants & Leisure: 0.12%
International Game Technology plc 144A	6.25	2-15-2022	250,000	256,250

Energy: 0.17%

Energy Equipment & Services: 0.16%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	355,000	366,981

Oil, Gas & Consumable Fuels: 0.01%
Cenovus Energy Incorporated	5.38	7-15-2025	10,000	11,028

Financials: 0.64%

Diversified Financial Services: 0.64%
DAE Funding LLC 144A	5.25	11-15-2021	270,000	277,763
DAE Funding LLC 144A	5.75	11-15-2023	175,000	180,250
Park Aerospace Holdings Company 144A	5.25	8-15-2022	550,000	575,157
Park Aerospace Holdings Limited 144A	5.50	2-15-2024	345,000	368,267

				1,401,437

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care: 0.30%

Pharmaceuticals: 0.30%
Teva Pharmaceutical Finance BV	2.20%	7-21-2021	$275,000	$275,096
Teva Pharmaceutical Finance BV	2.80	7-21-2023	310,000	304,532
Teva Pharmaceutical Finance BV	3.65	11-10-2021	70,000	70,525

				650,153

Industrials: 0.34%

Airlines: 0.26%
Air Canada Company 144A	7.75	4-15-2021	565,000	567,825

Commercial Services & Supplies: 0.08%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	170,000	172,550

Information Technology: 0.09%

Communications Equipment: 0.09%
Nokia OYJ	3.38	6-12-2022	180,000	185,456

Materials: 0.28%

Metals & Mining: 0.28%
Constellium Company 144A	5.75	5-15-2024	250,000	254,988
FMG Resources Proprietary Limited 144A	4.75	5-15-2022	345,000	355,350

				610,338

Total Yankee Corporate Bonds and Notes (Cost $4,667,134)				4,785,533

	Yield		Shares
Short-Term Investments: 1.17%

Investment Companies: 1.17%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12		115,000	115,000
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02		2,434,127	2,434,127

Total Short-Term Investments (Cost $2,549,127)				2,549,127

Total investments in securities (Cost $196,005,402)	99.61%	216,922,968

Other assets and liabilities, net	0.39	847,014

Total net assets	100.00%	$217,769,982

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

LIBOR	London Interbank Offered Rate

TIPS	Treasury Inflation-Protected Securities

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  31

Portfolio of investments—November 30, 2020 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

2-Year U.S. Treasury Notes	14	3-31-2021	$3,090,851	$3,091,922	$1,071	$0

Short

10-Year U.S. Treasury Notes	(5)	3-22-2021	(689,241)	(690,859)	0	(1,618)

10-Year Ultra Futures	(3)	3-22-2021	(469,889)	(471,375)	0	(1,486)

U.S. Ultra Bond	(8)	3-22-2021	(1,725,734)	(1,728,250)	0	(2,516)

5-Year U.S. Treasury Notes	(63)	3-31-2021	(7,929,532)	(7,939,969)	0	(10,437)

					$1,071	$(16,057)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$1,071,969	$(956,969)	$0	$0	$115,000		115,000	$42	#
Wells Fargo Government Money Market Fund Select Class	923,723	64,212,161	(62,701,757)	0	0	2,434,127		2,434,127	899

				$0	$0	$2,549,127	1.17%		$941

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Real Return Portfolio

Statement of assets and liabilities—November 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $113,235 of securities loaned), at value (cost $193,456,275)	$214,373,841
Investments in affiliated securities, at value (cost $2,549,127)	2,549,127
Segregated cash for future contracts	226,321
Foreign currency, at value (cost $10)	11
Receivable for investments sold	195,247
Receivable for dividends and interest	834,588
Receivable for securities lending income, net	20
Prepaid expenses and other assets	40,335

Total assets	218,219,490

Liabilities
Payable upon receipt of securities loaned	115,000
Payable for investments purchased	275,376
Payable for daily variation margin on open futures contracts	1,655
Advisory fee payable	57,477

Total liabilities	449,508

Total net assets	$217,769,982

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  33

Statement of operations—six months ended November 30, 2020 (unaudited)

Investment income
Interest	$1,890,886
Dividends (net of foreign withholding taxes of $2,372)	281,946
Income from affiliated securities	1,027

Total investment income	2,173,859

Expenses
Advisory fee	351,221
Custody and accounting fees	12,918
Professional fees	21,915
Shareholder report expenses	7,679
Trustees’ fees and expenses	9,716
Other fees and expenses	9,860

Total expenses	413,309
Less: Fee waivers and/or expense reimbursements	(70,868)

Net expenses	342,441

Net investment income	1,831,418

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(172,286)
Futures contracts	1,178

Net realized losses on investments	(171,108)

Net change in unrealized gains (losses) on
Unaffiliated securities	8,057,253
Futures contracts	17,906

Net change in unrealized gains (losses) on investments	8,075,159

Net realized and unrealized gains (losses) on investments	7,904,051

Net increase in net assets resulting from operations	$9,735,469

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Real Return Portfolio

Statement of changes in net assets

	Six months ended November 30, 2020 (unaudited)	Year ended May 31, 2020

Operations
Net investment income	$1,831,418	$3,780,486
Net realized losses on investments	(171,108)	(2,934,511)
Net change in unrealized gains (losses) on investments	8,075,159	8,799,280

Net increase in net assets resulting from operations	9,735,469	9,645,255

Capital transactions
Transactions in investors’ beneficial interests
Contributions	66,425,740	25,838,830
Withdrawals	(20,446,099)	(56,167,504)

Net increase (decrease) in net assets resulting from capital transactions	45,979,641	(30,328,674)

Total increase (decrease) in net assets	55,715,110	(20,683,419)

Net assets
Beginning of period	162,054,872	182,738,291

End of period	$217,769,982	$162,054,872

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  35

Financial highlights

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Total return[1]	5.49%	5.92%	2.99%	1.67%	2.65%	1.29%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.45%	0.45%	0.48%	0.52%	0.56%
Net expenses	0.39%	0.39%	0.40%	0.41%	0.44%	0.44%
Net investment income	2.09%	2.16%	2.29%	2.40%	2.36%	1.45%
Supplemental data
Portfolio turnover rate	9%	24%	39%	29%	25%	29%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Real Return Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Real Return Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2020, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities

Wells Fargo Real Return Portfolio  |  37

Notes to financial statements (unaudited)

resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

38  |  Wells Fargo Real Return Portfolio

Notes to financial statements (unaudited)

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes was $196,787,193 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$21,510,205

Gross unrealized losses	(1,389,416)

Net unrealized gains	$20,120,789

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Wells Fargo Real Return Portfolio  |  39

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Consumer staples	$9,734,650	$0	$0	$9,734,650

Energy	2,130,654	0	0	2,130,654

Financials	242,830	0	0	242,830

Materials	7,608,659	0	0	7,608,659

Real estate	9,485,466	0	0	9,485,466

Corporate bonds and notes	0	31,176,178	0	31,176,178

Loans	0	4,625,654	532,857	5,158,511

U.S. Treasury securities	144,051,360	0	0	144,051,360

Yankee corporate bonds and notes	0	4,785,533	0	4,785,533

Short-term investments

Investment companies	2,549,127	0	0	2,549,127

	175,802,746	40,587,365	532,857	216,922,968

Futures contracts	1,071	0	0	1,071

Total assets	$175,803,817	$40,587,365	$532,857	$216,924,039

Liabilities

Futures contracts	$16,057	$0	$0	$16,057

Total liabilities	$16,057	$0	$0	$16,057

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.300

Over $10 billion	0.290

40  |  Wells Fargo Real Return Portfolio

Notes to financial statements (unaudited)

For the six months ended November 30, 2020, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.28% and declining to 0.18% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio had $4,796,238, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended November 30, 2020.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$33,173,817	$29,808,452	$3,063,116	$12,697,798

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2020, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$113,235	$(113,235)	$0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2020, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Portfolio had an average notional amount of $3,108,435 in long futures contracts and $11,944,403 in short futures contracts during the six months ended November 30, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

Wells Fargo Real Return Portfolio  |  41

Notes to financial statements (unaudited)

8. BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by the Portfolio under the agreement.

9. INDEMNIFICATION

Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

42  |  Wells Fargo Real Return Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Real Return Fund  |  43

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

44  |  Wells Fargo Real Return Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Real Return Fund  |  45

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

46  |  Wells Fargo Real Return Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00737 01-20

SA288/SAR288 11-20

Semi-Annual Report

November 30, 2020

Multi-Asset Funds

∎	Wells Fargo Spectrum Aggressive Growth Fund (formerly, Wells Fargo WealthBuilder Equity Fund)

∎	Wells Fargo Spectrum Conservative Growth Fund (formerly, Wells Fargo WealthBuilder Moderate Balanced Fund)

∎	Wells Fargo Spectrum Growth Fund (formerly, Wells Fargo WealthBuilder Growth Allocation Fund)

∎	Wells Fargo Spectrum Income Allocation Fund (formerly, Wells Fargo WealthBuilder Conservative Allocation Fund)

∎	Wells Fargo Spectrum Moderate Growth Fund (formerly, Wells Fargo WealthBuilder Growth Balanced Fund)

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The views expressed and any forward-looking statements are as of November 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Multi-Asset Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Spectrum Funds for the six-month period that ended November 30, 2020. Effective November 2, 2020, the Funds changed their name from Wells Fargo WealthBuilder Funds to Wells Fargo Spectrum Funds. Global stock markets rallied strongly, driven by aggressive stimulus measures introduced by central banks and governments in response to challenges presented by the COVID-19 pandemic. Emerging market equities had particularly robust results during the six-month period. Among bonds, high-yield issues led the way while U.S. bonds generally had more modest returns than their international counterparts.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.98% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.28%. The MSCI EM Index (Net)3 rallied 31.14%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned a modest 1.79%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained a robust 8.19%, the Bloomberg Barclays Municipal Bond Index6 had a 3.29% return, and the ICE BofA U.S. High Yield Index7 gained a healthy 10.47%.

Equities enjoyed a strong tailwind from monetary and fiscal stimulus.

Financial markets posted widely positive returns in June despite ongoing economic weakness and uncertainty regarding COVID-19 and the timing of an effective vaccine. As economies reopened, optimism rose. Vitally important to market sentiment was the ongoing global central bank commitment to provide economic support through liquidity and low borrowing costs. U.S. economic activity was boosted by one-time $1,200 stimulus checks and $600 weekly bonus unemployment benefits for tens of millions of Americans through July. However, jobless rates remained historically high, easing somewhat from 14.7% in April to 11.1% in June. By late June, numerous states reported increases of COVID-19 cases, an ominous sign. China’s economic recovery picked up momentum in June.

July was broadly positive for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported 3.2% year-over-year second-quarter GDP growth. U.S. unemployment remained high despite adding 1.8 million jobs in July, as a double-digit jobless rate persisted. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. A rising concern was the rapid and broad reemergence of COVID-19 infections.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Multi-Asset Funds

Letter to shareholders (unaudited)

The stock market continued to rally in August despite concerns over rising COVID-19 cases in the U.S. and Europe, as well as the expiration of the $600 weekly bonus unemployment benefit in July. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Federal Reserve’s announcement of a more accommodative policy shift that could lead to longer-term low interest rates. U.S. indices measuring manufacturing and services activities beat expectations while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.

Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, only half of the 22 million jobs lost since the early spring had returned. The U.S. unemployment rate fell to 7.9% in September, a measurable improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. With the U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand.

In October, capital markets took a step back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe responded with more economic restrictions. Meanwhile, Brexit remained unresolved. U.S. markets looked favorably at a possible Democratic sweep and control of the federal purse strings in anticipation of additional fiscal stimulus, which could boost economic activity. Meanwhile, China continued to stand apart, reporting 4.9% third-quarter GDP growth year over year.

Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials. Global stock indices notched double-digit monthly gains. In a reversal of recent trends, value stocks outperformed growth and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The Eurozone Services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity gauge indicated growth. The U.S. election results added to the market’s upbeat mood as investors gave thumbs-up to the certainty of the outcome after an unusual delay and anticipated more consistent policies in the new administration.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Global stocks rallied broadly in November, propelled by optimism over three promising COVID-19 vaccines, which reported high effectiveness in trials.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Multi-Asset Funds  |  3

Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Funds approved a change to each Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

Notice to Shareholders

Preparing for LIBOR Transition

The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021, which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.

Each Fund (except Wells Fargo Spectrum Aggressive Growth Fund) holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.

Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.

While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.

Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Multi-Asset Funds

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Performance highlights (unaudited)

Wells Fargo Spectrum Aggressive Growth Fund

Investment objective

The Fund seeks long-term capital appreciation with no emphasis on income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Christian L. Chan, CFA®‡

Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WEAFX)[3]	2-10-2017	13.69	9.77	9.31	20.62	11.08	9.96	1.05	1.03

Class C (WEACX)[4]	10-1-1997	18.80	10.45	9.65	19.80	10.45	9.65	1.80	1.78

Institutional Class (WEAYX)[5]	7-31-2018	–	–	–	20.95	11.24	10.05	0.72	0.70

Spectrum Aggressive Growth Blended Index[6]	–	–	–	–	16.16	12.00	11.37	–	–

MSCI ACWI ex USA Index (Net)[7]	–	–	–	–	9.52	7.38	5.16	–	–

Russell 3000® Index[8]	–	–	–	–	19.02	13.95	14.04	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Multi-Asset Funds

Performance highlights (unaudited)

Wells Fargo Spectrum Aggressive Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2020[9]

Wells Fargo Disciplined Large Cap Portfolio	27.33

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	21.51

Wells Fargo Factor Enhanced International Equity Portfolio	19.56

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.57

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.83

Wells Fargo Endeavor Select Fund Class R6	3.96

Wells Fargo Large Cap Growth Fund Class R6	3.93

iShares Core MSCI EAFE ETF	2.42

iShares Core S&P 500 Index ETF	1.95

Wells Fargo Emerging Markets Equity Fund Class R6	1.92

Allocations (%) as of November 30, 2020

	Neutral allocation	Effective allocation[10]

U.S. Large Cap Stock Funds	60	60

International Stock Funds	30	30

U.S. Small Cap Stock Funds	10	10

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.28% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]

Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.

[5]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]

Source: Wells Fargo Funds Management, LLC. The Spectrum Aggressive Growth Blended Index is composed 70% of the Russell 3000® Index and 30% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Equity Blended Index was renamed the Spectrum Aggressive Growth Blended Index. You cannot invest directly in an index.

[7]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[9]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[10]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Multi-Asset Funds  |  7

Performance highlights (unaudited)

Wells Fargo Spectrum Conservative Growth Fund

Investment objective

The Fund seeks a combination of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Christian L. Chan, CFA®‡

Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WMBGX)[3]	2-10-2017	5.22	5.40	5.16	11.64	6.66	5.79	1.10	1.08

Class C (WMBFX)[4]	9-30-2004	9.80	6.06	5.49	10.80	6.06	5.49	1.85	1.83

Institutional Class (WMBZX)[5]	7-31-2018	–	–	–	12.04	6.83	5.87	0.77	0.75

Spectrum Conservative Growth Blended Index[6]	–	–	–	–	10.75	7.50	6.91	–	–

Bloomberg Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	7.28	4.34	3.71	–	–

Bloomberg Barclays U.S. TIPS Index[8]	–	–	–	–	10.15	4.68	3.53	–	–

ICE BofA U.S. High Yield Constrained Index[9]	–	–	–	–	6.26	7.44	6.60	–	–

MSCI ACWI ex USA Index (Net)[10]	–				9.52	7.38	5.16	–	–

Russell 3000® Index[11]	–	–	–	–	19.02	13.95	14.04	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage-and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

8  |  Wells Fargo Multi-Asset Funds

Performance highlights (unaudited)

Wells Fargo Spectrum Conservative Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2020[12]

Wells Fargo Core Bond Portfolio	16.86

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	11.96

Wells Fargo Disciplined Large Cap Portfolio	10.17

Wells Fargo Strategic Income Fund Institutional Class	9.01

Wells Fargo Real Return Portfolio	6.24

Wells Fargo Strategic Retirement Bond Portfolio	6.23

Wells Fargo Factor Enhanced International Equity Portfolio	5.29

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	4.50

Wells Fargo Diversified Income Builder Fund Class R6	3.47

Wells Fargo High Yield Bond Fund Institutional Class	2.92

Allocations (%) as of November 30, 2020

	Neutral allocation	Effective allocation[13]

Bond Funds	54	55

Stock Funds	28	31

Inflation Sensitive Funds	14	12

Alternative Investment Funds	4	2

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.33% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]

Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.

[5]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]

Source: Wells Fargo Funds Management, LLC. Spectrum Conservative Growth Blended Index is composed 41% of the Bloomberg Barclays U.S. Aggregate Bond Index, 20% of the Russell 3000® Index, 15% of the Bloomberg Barclays U.S. TIPS Index, 15% of ICE BofA U.S. High Yield Constrained Index, and 9% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Moderate Balanced Blended Index, which was composed 60% of the Bloomberg Barclays U.S. Aggregate Bond Index, 28% of the Russell 3000® Index, and 12% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Conservative Growth Blended Index. You cannot invest directly in an index.

[7]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[8]	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.

[9]

The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

[10]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[11]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[12]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[13]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Multi-Asset Funds  |  9

Performance highlights (unaudited)

Wells Fargo Spectrum Growth Fund

Investment objective

The Fund seeks capital appreciation with a secondary emphasis on current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Christian L. Chan, CFA®‡

Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WGAFX)[3]	2-10-2017	9.22	8.13	8.13	15.89	9.42	8.77	1.10	1.06

Class C (WGCFX)[4]	9-30-2004	14.02	8.84	8.48	15.02	8.84	8.48	1.85	1.81

Institutional Class (WGAYX)[5]	7-31-2018	–	–	–	16.25	9.56	8.84	0.77	0.73

Spectrum Growth Blended Index[6]	–	–	–	–	12.60	10.20	9.76	–	–

Bloomberg Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	7.28	4.34	3.71	–	–

Bloomberg Barclays U.S. TIPS Index[8]	–	–	–	–	10.15	4.68	3.53	–	–

ICE BofA U.S. High Yield Constrained Index[9]	–	–	–	–	6.26	7.44	6.60	–	–

MSCI ACWI ex USA Index (Net)[10]	–	–	–	–	9.52	7.38	5.16	–	–

Russell 3000® Index[11]	–	–	–	–	19.02	13.95	14.04	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

10  |  Wells Fargo Multi-Asset Funds

Performance highlights (unaudited)

Wells Fargo Spectrum Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2020[12]

Wells Fargo Disciplined Large Cap Portfolio	18.96

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	11.64

Wells Fargo Factor Enhanced International Equity Portfolio	11.55

Wells Fargo Strategic Retirement Bond Portfolio	6.20

Wells Fargo Real Return Portfolio	6.20

Wells Fargo Income Plus Fund Institutional Class	5.19

Wells Fargo High Yield Bond Fund Institutional Class	3.89

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	3.89

Wells Fargo Diversified Income Builder Fund Class R6	3.42

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2.79

Allocations (%) as of November 30, 2020

	Neutral allocation	Effective allocation[13]

Stock Funds	58	62

Bond Funds	24	25

Inflation Sensitive Funds	15	12

Alternative Investment Funds	3	1

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.31% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]

Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.

[5]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]

Source: Wells Fargo Funds Management, LLC. Spectrum Growth Blended Index is composed 40% of the Russell 3000® Index, 17% of the MSCI ACWI ex USA Index (Net), 15% of the Bloomberg Barclays U.S. Aggregate Bond Index, 14% of the Bloomberg Barclays U.S. TIPS Index, and 14% of ICE BofA U.S. High Yield Constrained Index. Effective November 2, 2020, the WealthBuilder Growth Allocation Blended Index, which was composed 56% of the Russell 3000®Index, 24% of the MSCI ACWI ex USA Index (Net), and 20% of the Bloomberg Barclays U.S. Aggregate Bond Index, was renamed the Spectrum Growth Blended Index. You cannot invest directly in an index.

[7]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[8]	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.

[9]

The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

[10]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[11]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[12]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[13]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Multi-Asset Funds  |  11

Performance highlights (unaudited)

Wells Fargo Spectrum Income Allocation Fund

Investment objective

The Fund seeks current income with a secondary emphasis on capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡ , FRM

Christian L. Chan, CFA®‡

Travis L. Keshemberg, CFA®‡ , CIPM, FRM

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WCAFX)[3]	2-10-2017	2.47	3.75	3.33	8.72	4.99	3.94	1.11	1.06

Class C (WCCFX)[4]	9-30-2004	6.99	4.35	3.62	7.99	4.35	3.62	1.86	1.81

Institutional Class (WCYFX)[5]	7-31-2018	–	–	–	9.06	5.12	4.00	0.78	0.73

Spectrum Income Allocation Blended Index[6]	–	–	–	–	8.82	5.90	5.31	–	–

Bloomberg Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	7.28	4.34	3.71	–	–

Bloomberg Barclays U.S. TIPS Index[8]	–	–	–	–	10.15	4.68	3.53	–	–

ICE BofA U.S. High Yield Constrained Index[9]	–	–	–	–	6.26	7.44	6.60	–	–

MSCI ACWI ex USA Index (Net)[10]	–	–	–	–	9.52	7.38	5.16	–	–

Russell 3000® Index[11]	–	–	–	–	19.02	13.95	14.04	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

12  |  Wells Fargo Multi-Asset Funds

Performance highlights (unaudited)

Wells Fargo Spectrum Income Allocation Fund (continued)

Ten largest holdings (%) as of November 30, 2020[12]

Wells Fargo Core Bond Portfolio	33.83

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	22.22

Wells Fargo Income Plus Fund Institutional Class	8.06

Wells Fargo Real Return Portfolio	3.93

Wells Fargo Strategic Retirement Bond Portfolio	3.92

Wells Fargo Disciplined Large Cap Portfolio	3.22

iShares Core U.S. Aggregate Bond ETF	2.97

Wells Fargo Global Investment Grade Credit Fund Class R6	2.89

Wells Fargo Diversified Income Builder Fund Class R6	2.48

PIMCO CommodityRealReturn Strategy Fund Institutional Class	1.99

Allocations (%) as of November 30, 2020

	Neutral allocation	Effective allocation[13]

Bond Funds	77	79

Stock Funds	10	11

Inflation Sensitive Funds	10	8

Alternative Investment Funds	3	2

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.31% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]

Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.

[5]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]

Source: Wells Fargo Funds Management, LLC. Spectrum Income Allocation Blended Index is composed 65% of the Bloomberg Barclays U.S. Aggregate Bond Index, 15% of ICE BofA U.S. High Yield Constrained Index, 10% of the Bloomberg Barclays U.S. TIPS Index, 7% of the Russell 3000® Index, and 3% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Growth Allocation Blended Index, which was composed 80% of Bloomberg Barclays U.S. Aggregate Bond Index, 14% of the Russell 3000® Index, and 6% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Income Allocation Blended Index. You cannot invest directly in an index.

[7]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[8]	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.

[9]

The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

[10]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[11]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[12]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[13]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Multi-Asset Funds  |  13

Performance highlights (unaudited)

Wells Fargo Spectrum Moderate Growth Fund

Investment objective

The Fund seeks a combination of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Christian L. Chan, CFA®‡

Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WGBAX)[3]	2-10-2017	7.52	6.93	7.01	14.08	8.21	7.65	1.08	1.07

Class C (WGBFX)[4]	10-1-1997	12.26	7.60	7.35	13.26	7.60	7.35	1.83	1.82

Institutional Class (WGBIX)[5]	7-31-2018	–	–	–	14.45	8.36	7.72	0.75	0.74

Spectrum Moderate Growth Blended Index[6]	–	–	–	–	12.15	8.96	8.40	–	–

Bloomberg Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	7.28	4.34	3.71	–	–

Bloomberg Barclays U.S. TIPS Index[8]	–	–	–	–	10.15	4.68	3.53	–	–

ICE BofA U.S. High Yield Constrained Index[9]	–	–	–	–	6.26	7.44	6.60	–	–

MSCI ACWI ex USA Index (Net)[10]	–	–	–	–	9.52	7.38	5.16	–	–

Russell 3000® Index[11]	–	–	–	–	19.02	13.95	14.04	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

14  |  Wells Fargo Multi-Asset Funds

Performance highlights (unaudited)

Wells Fargo Spectrum Moderate Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2020[12]

Wells Fargo Disciplined Large Cap Portfolio	16.43

Wells Fargo Factor Enhanced International Equity Portfolio	9.23

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	8.64

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	7.57

Wells Fargo Core Bond Portfolio	7.29

Wells Fargo Income Plus Fund Institutional Class	6.93

Wells Fargo Real Return Portfolio	6.22

Wells Fargo Strategic Retirement Bond Portfolio	6.21

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	3.01

Wells Fargo Diversified Income Builder Fund Class R6	2.95

Allocations (%) as of November 30, 2020

	Neutral allocation	Effective allocation[13]

Stock Funds	45	49

Bond Funds	37	37

Inflation Sensitive Funds	14	12

Alternative Investment Funds	4	2

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.32% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]

Prior to February 13, 2017, historical performance shown for Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[5]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]

Source: Wells Fargo Funds Management, LLC. Spectrum Moderate Growth Blended Index is composed 32% of the Russell 3000® Index, 26% of the Bloomberg Barclays U.S. Aggregate Bond Index, 14% of the Bloomberg Barclays U.S. TIPS Index, 14% of ICE BofA U.S. High Yield Constrained Index, and 14% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Growth Balanced Blended Index, which was composed of 42% of the Russell 3000® Index, 40% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 18% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Moderate Growth Blended Index. You cannot invest directly in an index.

[7]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[8]	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.

[9]

The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

[10]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[11]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[12]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

[13]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, is comprised of the net impact of long and/or short futures contracts held as part of a dynamic risk management strategy. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Multi-Asset Funds  |  15

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Spectrum Aggressive Growth Fund	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,180.74	$4.10	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%

Class C

Actual	$1,000.00	$1,177.24	$8.19	1.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Institutional Class

Actual	$1,000.00	$1,182.60	$2.30	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Spectrum Conservative Growth Fund

Class A

Actual	$1,000.00	$1,085.95	$3.92	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%

Class C

Actual	$1,000.00	$1,081.88	$7.83	1.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Institutional Class

Actual	$1,000.00	$1,087.88	$2.20	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%

[1]	Amounts do not reflect expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

16  |  Wells Fargo Multi-Asset Funds

Fund expenses (unaudited)

Spectrum Growth Fund	Beginning account value 6-1-2020	Ending account value 11-30-2020	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,136.22	$4.02	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%

Class C

Actual	$1,000.00	$1,131.94	$8.02	1.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Institutional Class

Actual	$1,000.00	$1,137.80	$2.25	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Spectrum Income Allocation Fund

Class A

Actual	$1,000.00	$1,054.67	$3.86	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%

Class C

Actual	$1,000.00	$1,050.67	$7.71	1.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Institutional Class

Actual	$1,000.00	$1,056.40	$2.17	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Spectrum Moderate Growth Fund

Class A

Actual	$1,000.00	$1,112.34	$3.97	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%

Class C

Actual	$1,000.00	$1,109.56	$7.93	1.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Institutional Class

Actual	$1,000.00	$1,114.72	$2.23	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%

[1]	Amounts do not reflect expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Multi-Asset Funds  |  17

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM AGGRESSIVE GROWTH FUND

		Shares	Value
Exchange-Traded Funds: 6.16%
iShares Core MSCI EAFE ETF		151,106	$10,009,261
iShares Core MSCI Emerging Markets ETF		34,165	2,002,752
iShares Core S&P 500 ETF		22,194	8,063,524
iShares Core S&P Small-Cap ETF		63,212	5,381,870

Total Exchange-Traded Funds (Cost $20,283,213)			25,457,407

Investment Companies: 91.59%

Affiliated Master Portfolios: 81.78%
Wells Fargo Disciplined Large Cap Portfolio			112,850,969
Wells Fargo Emerging Growth Portfolio			4,105,577
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			19,944,473
Wells Fargo Factor Enhanced International Equity Portfolio			80,764,657
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio			88,794,207
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio			27,115,537
Wells Fargo Small Company Value Portfolio			4,045,655

			337,621,075

Stock Funds: 9.81%
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		252,193	7,941,542
Wells Fargo Endeavor Select Fund Class R6 (l)†		1,296,481	16,361,593
Wells Fargo Large Cap Growth Fund Class R6 (l)		285,093	16,210,411

			40,513,546

Total Investment Companies (Cost $313,137,759)			378,134,621

	Yield
Short-Term Investments: 0.58%

Investment Companies: 0.58%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02%	2,400,000	2,400,000

Total Short-Term Investments (Cost $2,400,000)			2,400,000

Total investments in securities (Cost $335,820,972)	98.33%	405,992,028

Other assets and liabilities, net	1.67	6,875,991

Total net assets	100.00%	$412,868,019

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Multi-Asset Funds

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM AGGRESSIVE GROWTH FUND

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Japanese Yen Futures	171	12-14-2020	$20,426,171	$20,491,144	$64,973	$0

E-Mini Nasdaq 100 Index	33	12-18-2020	7,927,891	8,102,820	174,929	0

E-Mini Russell 2000 Index	140	12-18-2020	12,206,690	12,740,700	534,010	0

IBEX 35 Index	179	12-18-2020	16,889,783	17,215,924	326,141	0

MSCI Emerging Markets Index	69	12-18-2020	4,079,720	4,147,935	68,215	0

Long Gilt Futures	172	3-29-2021	30,718,792	30,770,014	51,222	0

Short

E-Mini S&P 500 Index	(68)	12-18-2020	(12,136,406)	(12,318,880)	0	(182,474)

Mini-DAX Futures	(208)	12-18-2020	(16,358,233)	(16,539,207)	0	(180,974)

Euro-Bund Futures	(120)	3-8-2021	(25,440,385)	(25,422,031)	18,354	0

					$1,237,844	$(363,448)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets	Shares, end of period	Dividends from affiliated Underlying Funds
Investment Companies
Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	$6,253,466	$1,437,336	$(1,619,562)	$162,562	$1,707,740	$7,941,542		252,193	$0
Wells Fargo Endeavor Select Fund Class R6 †	14,166,330	1,573,634	(2,395,760)	244,525	2,772,865	16,361,593		1,296,481	0
Wells Fargo Large Cap Growth Fund Class R6	14,167,621	2,553,879	(3,393,521)	189,569	2,692,863	16,210,411		285,093	0

						40,513,546	9.81%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,220,697	48,652,063	(48,472,760)	0	0	2,400,000	0.58	2,400,000	936

				$596,656	$7,173,468	$42,913,546	10.39%		$936

†	Non-income-earning security

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  19

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM AGGRESSIVE GROWTH FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Disciplined Large Cap Portfolio	31.68%	35.95%	$1,049,614	$16,731,762	$879,204	$4,849	$378	$112,850,969
Wells Fargo Emerging Growth Portfolio	1.53	0.48	1,602,961	1,269,876	6,539	1,524	0	4,105,577
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.55	9.89	103,894	3,711,080	339,131	147	0	19,944,473
Wells Fargo Factor Enhanced International Equity Portfolio	7.93	11.72	1,927,513	9,060,987	605,949	504	0	80,764,657
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7.84	9.67	6,281,263	3,682,774	587,754	672	0	88,794,207
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.74	11.13	92,422	5,039,485	105,217	184	0	27,115,537
Wells Fargo Small Company Value Portfolio	1.54	0.88	(770)	1,222,915	63,594	448	0	4,045,655

			$11,056,897	$40,718,879	$2,587,388	$8,328	$378	$337,621,075	81.78%

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Multi-Asset Funds

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM CONSERVATIVE GROWTH FUND

		Shares	Value
Exchange-Traded Funds: 7.74%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF		73,063	$1,535,784
iShares Core MSCI EAFE ETF		60,725	4,022,424
iShares Core MSCI Emerging Markets ETF		13,369	783,691
iShares Core S&P 500 ETF		17,526	6,367,546
iShares Core S&P Small-Cap ETF		19,414	1,652,908
iShares Core U.S. Aggregate Bond ETF		79,071	9,363,588
The Industrial Select Sector SPDR Fund		70,169	6,176,977

Total Exchange-Traded Funds (Cost $25,691,006)			29,902,918

Investment Companies: 90.47%

Affiliated Master Portfolios: 65.97%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio			46,185,100
Wells Fargo Core Bond Portfolio			65,099,316
Wells Fargo Disciplined Large Cap Portfolio			39,272,650
Wells Fargo Emerging Growth Portfolio			1,175,357
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			5,087,424
Wells Fargo Factor Enhanced International Equity Portfolio			20,433,107
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio			17,359,574
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio			7,400,827
Wells Fargo High Yield Corporate Bond Portfolio			3,398,403
Wells Fargo Real Return Portfolio			24,103,314
Wells Fargo Small Company Value Portfolio			1,094,268
Wells Fargo Strategic Retirement Bond Portfolio			24,049,620

			254,658,960

Alternative Investment Funds: 3.77%
PIMCO CommodityRealReturn Strategy Fund Institutional Class		1,371,899	7,641,476
Wells Fargo Alternative Risk Premia Fund Class R6 (l)		880,591	6,903,833

			14,545,309

Bond Funds: 14.78%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)		988,435	10,981,516
Wells Fargo High Yield Bond Fund Institutional Class (l)		3,327,712	11,280,943
Wells Fargo Strategic Income Fund Institutional Class (l)		3,513,536	34,784,008

			57,046,467

Stock Funds: 5.95%
Wells Fargo Diversified Income Builder Fund Class R6 (I)		2,227,213	13,407,823
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		60,700	1,911,434
Wells Fargo Endeavor Select Fund Class R6 (l)†		305,166	3,851,196
Wells Fargo Large Cap Growth Fund Class R6 (l)		67,141	3,817,648

			22,988,101

Total Investment Companies (Cost $324,354,997)			349,238,837

	Yield
Short-Term Investments: 0.33%

Investment Companies: 0.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02%	1,280,700	1,280,700

Total Short-Term Investments (Cost $1,280,700)			1,280,700

Total investments in securities (Cost $351,326,703)	98.54%	380,422,455

Other assets and liabilities, net	1.46	5,623,340

Total net assets	100.00%	$386,045,795

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  21

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM CONSERVATIVE GROWTH FUND

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Japanese Yen Futures	161	12-14-2020	$19,231,575	$19,292,831	$61,256	$0

E-Mini Nasdaq 100 Index	31	12-18-2020	7,447,413	7,611,740	164,327	0

E-Mini Russell 2000 Index	132	12-18-2020	11,499,614	12,012,660	513,046	0

IBEX 35 Index	170	12-18-2020	16,040,610	16,350,319	309,709	0

MSCI Emerging Markets Index	65	12-18-2020	3,835,535	3,907,475	71,940	0

Long Gilt Bonds	170	3-29-2021	30,361,597	30,412,224	50,627	0

Short

E-Mini S&P 500 Index	64	12-18-2020	11,437,817	11,594,240	0	(156,423)

Mini-DAX Futures	196	12-18-2020	15,414,418	15,585,022	0	(170,604)

Euro-Bund Futures	118	12-8-2020	25,016,378	24,998,330	18,048	0

					$1,188,953	$(327,027)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets	Shares, end of period	Dividends from affiliated Underlying Funds
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	$13,783,975	$30,492	$(6,387,113)	$(1,501,142)	$977,621	$6,903,833	1.79%	880,591	$0

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	14,693,669	634,977	(5,009,154)	146,075	515,949	10,981,516		988,435	239,186
Wells Fargo High Yield Bond Fund Institutional Class	3,984,855	7,536,837	(661,343)	(11,071)	431,665	11,280,943		3,327,712	103,723
Wells Fargo Income Plus Fund Institutional Class	35,821,977	2,680,556	(5,787,174)	121,544	1,947,105	34,784,008		3,513,536	877,559

						57,046,467	14.78

Stock Funds
Wells Fargo Diversified Income Builder Fund Class R6	0	13,105,428	(122,455)	3,162	421,688	13,407,823		2,227,213	52,321
Wells Fargo Emerging Markets Equity Fund Class R6	2,711,234	2,927	(1,481,246)	411,624	266,895	1,911,434		60,700	0
Wells Fargo Endeavor Select Fund Class R6 †	6,165,200	6,624	(3,342,885)	561,331	460,926	3,851,196		305,166	0
Wells Fargo Large Cap Growth Fund Class R6	6,179,364	10,395	(3,378,436)	239,104	767,221	3,817,648		67,141	0

						22,988,101	5.95

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,087,098	9,494,456	(9,300,774)	0	0	1,280,700	0.33	1,280,700	449

				$(29,373)	$5,789,070	$88,219,101	22.85%		$1,273,238

†	Non-income-earning security

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Multi-Asset Funds

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM CONSERVATIVE GROWTH FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.64%	7.92%	$335,841	$(687,795)	$0	$1,121	$390,670	$46,185,100
Wells Fargo Core Bond Portfolio	1.08	1.07	1,332,489	(41,053)	0	1,358	592,380	65,099,316
Wells Fargo Disciplined Large Cap Portfolio	13.67	12.51	359,177	6,577,562	367,597	1,944	51	39,272,650
Wells Fargo Emerging Growth Portfolio	0.67	0.14	646,241	483,204	3,339	577	0	1,175,357
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	3.71	2.52	24,152	1,358,452	111,878	54	0	5,087,424
Wells Fargo Factor Enhanced International Equity Portfolio	3.42	2.96	652,003	2,543,009	211,668	173	0	20,433,107
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	3.38	1.89	2,502,406	(3,689)	218,491	236	0	17,359,574
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2.94	3.04	(19,435)	1,656,534	44,503	56	6	7,400,827
Wells Fargo High Yield Corporate Bond Portfolio	2.33	6.84	252,152	(24,401)	0	19	119,892	3,398,403
Wells Fargo Real Return Portfolio	7.25	11.07	2,878	672,322	22,945	82	152,485	24,103,314
Wells Fargo Small Company Value Portfolio	0.67	0.24	(1,713)	426,267	25,397	168	0	1,094,268
Wells Fargo Strategic Retirement Bond Portfolio	0.00	15.95	3,704	58,218	0	0	17,125	24,049,620

			$6,089,895	$13,018,630	$1,005,818	$5,788	$1,272,609	$254,658,960	65.97%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  23

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM GROWTH FUND

		Shares	Value
Exchange-Traded Funds: 7.81%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF		53,281	$1,119,967
iShares Core MSCI EAFE ETF		58,522	3,876,497
iShares Core MSCI Emerging Markets ETF		19,708	1,155,283
iShares Core S&P 500 ETF		12,809	4,653,765
iShares Core S&P Small-Cap ETF		32,506	2,767,561
iShares Core U.S. Aggregate Bond ETF		36,816	4,359,751
The Industrial Select Sector SPDR Fund		52,189	4,594,198

Total Exchange-Traded Funds (Cost $19,195,904)			22,527,022

Investment Companies: 90.20%

Affiliated Master Portfolios: 66.88%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio			6,148,933
Wells Fargo Core Bond Portfolio			4,740,819
Wells Fargo Disciplined Large Cap Portfolio			54,689,066
Wells Fargo Emerging Growth Portfolio			1,432,042
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			8,061,950
Wells Fargo Factor Enhanced International Equity Portfolio			33,310,821
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio			33,572,299
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio			11,207,925
Wells Fargo High Yield Corporate Bond Portfolio			2,541,052
Wells Fargo Real Return Portfolio			17,871,510
Wells Fargo Small Company Value Portfolio			1,428,777
Wells Fargo Strategic Retirement Bond Portfolio			17,896,513

			192,901,707

Alternative Investment Funds: 3.13%
PIMCO CommodityRealReturn Strategy Fund Institutional Class		1,006,163	5,604,329
Wells Fargo Alternative Risk Premia Fund Class R6 (l)		437,662	3,431,268

			9,035,597

Bond Funds: 11.87%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)		723,926	8,042,816
Wells Fargo High Yield Bond Fund Institutional Class (l)		3,309,444	11,219,014
Wells Fargo Income Plus Fund Institutional Class (l)		1,511,269	14,961,562

			34,223,392

Stock Funds: 8.32%
Wells Fargo Diversified Income Builder Fund Class R6 (l)		1,637,863	9,859,933
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		89,824	2,828,570
Wells Fargo Endeavor Select Fund Class R6 (l)†		450,882	5,690,130
Wells Fargo Large Cap Growth Fund Class R6 (l)		99,051	5,632,021

			24,010,654

Total Investment Companies (Cost $228,273,677)			260,171,350

	Yield
Short-Term Investments: 0.33%

Investment Companies: 0.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02%	966,950	966,950

Total Short-Term Investments (Cost $966,950)			966,950

Total investments in securities (Cost $248,436,531)	98.34%	283,665,322

Other assets and liabilities, net	1.66	4,781,294

Total net assets	100.00%	$288,446,616

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Multi-Asset Funds

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM GROWTH FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Japanese Yen Futures	120	12-14-2020	$14,334,121	$14,379,750	$45,629	$0

E-Mini Nasdaq 100 Index	23	12-18-2020	5,525,500	5,647,420	121,920	0

E-Mini Russell 2000 Index	98	12-18-2020	8,538,901	8,918,490	379,589	0

IBEX 35 Index	126	12-18-2020	11,888,780	12,118,472	229,692	0

MSCI Emerging Markets Index	48	12-18-2020	2,832,998	2,885,520	52,522	0

Long Gilt Futures	124	3-29-2021	22,146,106	22,183,034	36,928	0

Short

E-Mini S&P 500 Index	(47)	12-18-2020	(8,390,627)	(8,514,520)	0	(123,893)

Mini-DAX Futures	(146)	12-18-2020	(11,482,101)	(11,609,251)	0	(127,150)

Euro-Bund Futures	(86)	3-8-2021	(18,232,275)	(18,219,122)	13,153	0

					$879,433	$(251,043)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets	Shares, end of period	Dividends from affiliated Underlying Funds
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	$9,261,772	$770,951	$(6,257,810)	$(1,459,719)	$1,116,074	$3,431,268	1.19%	437,662	$0

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	2,706,836	5,157,916	(55,146)	(605)	233,815	8,042,816		723,926	65,773
Wells Fargo High Yield Bond Fund Institutional Class	742,599	10,619,365	(433,740)	(2,495)	293,285	11,219,014		3,309,444	46,001
Wells Fargo Income Plus Fund Institutional Class	6,675,119	8,905,985	(1,239,839)	1,099	619,198	14,961,562		1,511,269	203,199

						34,223,392	11.87

Stock Funds
Wells Fargo Diversified Income Builder Fund Class R6	0	9,549,829	0	0	310,104	9,859,933		1,637,863	38,453
Wells Fargo Emerging Markets Equity Fund Class R6	3,706,105	115,860	(1,946,773)	505,131	448,247	2,828,570		89,824	0
Wells Fargo Endeavor Select Fund Class R6 †	8,508,998	269,230	(4,535,619)	808,155	639,366	5,690,130		450,882	0
Wells Fargo Large Cap Growth Fund Class R6	8,550,041	303,662	(4,644,467)	334,591	1,088,194	5,632,021		99,051	0

						24,010,654	8.32

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	768,588	44,740,466	(44,542,104)	0	0	966,950	0.33	966,950	342

				$186,157	$4,748,283	$62,632,264	21.71%		$353,768

†	Non-income-earning security

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  25

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM GROWTH FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.61%	1.06%	$56,645	$(128,458)	$0	$218	$73,516	$6,148,933
Wells Fargo Core Bond Portfolio	0.20	0.08	225,826	(37,806)	0	255	90,442	4,740,819
Wells Fargo Disciplined Large Cap Portfolio	18.85	17.42	495,376	9,079,477	525,362	2,790	46	54,689,066
Wells Fargo Emerging Growth Portfolio	0.93	0.17	922,103	656,822	4,615	829	0	1,432,042
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.04	4.00	38,537	1,945,778	158,041	77	0	8,061,950
Wells Fargo Factor Enhanced International Equity Portfolio	4.71	4.83	970,442	3,982,574	308,402	247	0	33,310,821
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	4.65	3.65	3,591,166	737,101	332,577	339	0	33,572,299
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.06	4.60	(16,010)	2,424,078	64,977	81	8	11,207,925
Wells Fargo High Yield Bond Portfolio	0.44	5.11	183,258	(80,278)	0	4	31,051	2,541,052
Wells Fargo Real Return Portfolio	1.35	8.21	6,160	294,873	8,070	26	48,871	17,871,510
Wells Fargo Small Company Value Portfolio	0.92	0.31	(3,900)	590,625	36,480	246	0	1,428,777
Wells Fargo Strategic Retirement Bond Portfolio	0.00	11.87	5,595	(128,737)	0	0	11,571	17,896,513

			$6,475,198	$19,336,049	$1,438,524	$5,112	$255,505	$192,901,707	66.88%

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Multi-Asset Funds

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM INCOME ALLOCATION FUND

		Shares	Value
Exchange-Traded Funds: 6.35%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF		44,570	$936,861
iShares Core MSCI EAFE ETF		24,475	1,621,224
iShares Core S&P 500 ETF		5,167	1,877,274
iShares Core U.S. Aggregate Bond ETF		58,887	6,973,399
The Industrial Select Sector SPDR Fund		39,867	3,509,492

Total Exchange-Traded Funds (Cost $13,315,727)			14,918,250

Investment Companies: 91.75%

Affiliated Master Portfolios: 71.64%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio			52,213,414
Wells Fargo Core Bond Portfolio			79,477,404
Wells Fargo Disciplined Large Cap Portfolio			7,562,970
Wells Fargo Emerging Growth Portfolio			447,462
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			869,772
Wells Fargo Factor Enhanced International Equity Portfolio			2,963,984
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio			2,395,256
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio			1,397,839
Wells Fargo High Yield Corporate Bond Portfolio			2,081,614
Wells Fargo Real Return Portfolio			9,223,059
Wells Fargo Small Company Value Portfolio			462,864
Wells Fargo Strategic Retirement Bond Portfolio			9,207,502

			168,303,140

Alternative Investment Funds: 3.53%
PIMCO CommodityRealReturn Strategy Fund Institutional Class		837,553	4,665,171
Wells Fargo Alternative Risk Premia Fund Class R6 (l)		462,207	3,623,700

			8,288,871

Bond Funds: 12.90%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)		610,251	6,779,893
Wells Fargo High Yield Bond Fund Institutional Class (l)		1,358,041	4,603,758
Wells Fargo Income Plus Fund Institutional Class (l)		1,912,766	18,936,383

			30,320,034

Stock Funds: 3.68%
Wells Fargo Diversified Income Builder Fund Class R6 (l)		969,254	5,834,909
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		14,577	459,037
Wells Fargo Endeavor Select Fund Class R6 (l)†		93,572	1,180,885
Wells Fargo Large Cap Growth Fund Class R6 (l)		20,654	1,174,397

			8,649,228

Total Investment Companies (Cost $205,288,057)			215,561,273

	Yield
Short-Term Investments: 0.47%

Investment Companies: 0.47%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02%	1,100,000	1,100,000

Total Short-Term Investments (Cost $1,100,000)			1,100,000

Total investments in securities (Cost $219,703,784)	98.57%	231,579,523

Other assets and liabilities, net	1.43	3,352,665

Total net assets	100.00%	$234,932,188

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  27

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM INCOME ALLOCATION FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Japanese Yen Futures	98	12-14-2020	$11,706,155	$11,743,464	$37,309	$0

E-Mini Nasdaq 100 Index	19	12-18-2020	4,564,544	4,665,260	100,716	0

E-Mini Russell 2000 Index	81	12-18-2020	7,052,505	7,371,405	318,900	0

IBEX 35 Index	104	12-18-2020	9,813,222	10,002,548	189,326	0

MSCI Emerging Markets Index	40	12-18-2020	2,356,874	2,404,600	47,726	0

Long Gilt Futures	106	3-29-2021	18,931,349	18,962,916	31,567	0

Short

E-Mini S&P 500 Index	(39)	12-18-2020	(6,971,757)	(7,065,240)	0	(93,483)

Mini-DAX Futures	(121)	12-18-2020	(9,516,187)	(9,621,365)	0	(105,178)

Euro-Bund Futures	(74)	3-8-2021	(15,688,237)	(15,676,919)	11,318	0

					$736,862	$(198,661)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets	Shares, end of period	Dividends from affiliated Underlying Funds
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	$8,895,359	$172,355	$(5,124,263)	$(1,197,187)	$877,436	$3,623,700	1.54%	$462,207	$0

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	12,824,937	347,144	(6,921,059)	223,741	305,130	6,779,893		610,251	195,806
Wells Fargo High Yield Bond Fund Institutional Class	3,469,313	1,371,269	(478,767)	(11,209)	253,152	4,603,758		1,358,041	74,041
Wells Fargo Income Plus Fund Institutional Class	31,161,289	1,542,035	(15,248,113)	438,396	1,042,776	18,936,383		1,912,766	705,586

						30,320,034	12.90

Stock Funds
Wells Fargo Diversified Income Builder Fund Class R6	0	5,825,480	(179,028)	4,299	184,158	5,834,909		969,254	22,895
Wells Fargo Emerging Markets Equity Fund Class R6	855,847	3,975	(603,553)	198,534	4,234	459,037		14,577	0
Wells Fargo Endeavor Select Fund Class R6 †	1,939,111	14,486	(1,093,714)	189,364	131,638	1,180,885		93,572	0
Wells Fargo Large Cap Growth Fund Class R6	1,940,462	16,359	(1,098,646)	120,280	195,942	1,174,397		20,654	0

						8,649,228	3.68

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	976,721	21,256,596	(21,133,317)	0	0	1,100,000	0.47	1,100,000	429

				$(33,782)	$2,994,466	$43,692,962	18.59%		$998,757

†	Non-income-earning security

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Multi-Asset Funds

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM INCOME ALLOCATION FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	7.52%	8.96%	$295,900	$(365,683)	$0	$977	$348,854	$52,213,414
Wells Fargo Core Bond Portfolio	0.94	1.30	1,156,325	520,648	0	1,177	528,864	79,477,404
Wells Fargo Disciplined Large Cap Portfolio	4.29	2.41	73,899	1,688,817	99,314	534	13	7,562,970
Wells Fargo Emerging Growth Portfolio	0.21	0.05	200,557	158,193	1,099	181	0	447,462
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.17	0.43	2,650	(331,226)	40,036	16	0	869,772
Wells Fargo Factor Enhanced International Equity Portfolio	1.07	0.43	168,049	429,782	62,356	52	0	2,963,984
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.06	0.26	764,688	(238,099)	61,117	71	0	2,395,256
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.91	0.57	(18,453)	423,370	12,616	17	2	1,397,839
Wells Fargo High Yield Corporate Bond Portfolio	2.03	4.19	155,242	24,484	0	16	98,514	2,081,614
Wells Fargo Real Return Portfolio	6.31	4.42	(12,287)	486,940	16,487	61	111,935	9,223,059
Wells Fargo Small Company Value Portfolio	0.21	0.10	(658)	156,853	8,150	53	0	462,864
Wells Fargo Strategic Retirement Bond Portfolio	0.00	6.11	1,430	64,265	0	7	6,563	9,207,502

			$2,787,342	$3,018,344	$301,175	$3,162	$1,094,745	$168,303,140	71.64%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  29

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM MODERATE GROWTH FUND

		Shares	Value
Exchange-Traded Funds: 6.79%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF		102,587	$2,156,379
iShares Core MSCI EAFE ETF		77,903	5,160,295
iShares Core MSCI Emerging Markets ETF		37,885	2,220,819
iShares Core S&P 500 ETF		15,267	5,546,806
iShares Core S&P Small-Cap ETF		34,641	2,949,335
iShares Core U.S. Aggregate Bond ETF		88,467	10,476,261
The Industrial Select Sector SPDR Fund		100,070	8,809,162

Total Exchange-Traded Funds (Cost $32,693,673)			37,319,057

Investment Companies: 91.23%

Affiliated Master Portfolios: 68.62%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio			41,592,326
Wells Fargo Core Bond Portfolio			40,053,706
Wells Fargo Disciplined Large Cap Portfolio			90,319,769
Wells Fargo Emerging Growth Portfolio			2,741,474
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			11,822,111
Wells Fargo Factor Enhanced International Equity Portfolio			50,749,521
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio			47,494,727
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio			16,554,945
Wells Fargo High Yield Corporate Bond Portfolio			4,824,582
Wells Fargo Real Return Portfolio			34,189,837
Wells Fargo Small Company Value Portfolio			2,752,547
Wells Fargo Strategic Retirement Bond Portfolio			34,160,701

			377,256,246

Alternative Investment Funds: 3.80%
PIMCO CommodityRealReturn Strategy Fund Institutional Class		1,933,813	10,771,336
Wells Fargo Alternative Risk Premia Fund Class R6 (l)		1,287,429	10,093,441

			20,864,777

Bond Funds: 12.13%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)		1,373,005	15,254,086
Wells Fargo High Yield Bond Fund Institutional Class (l)		3,932,831	13,332,296
Wells Fargo Income Plus Fund Institutional Class (l)		3,847,565	38,090,893

			66,677,275

Stock Funds: 6.68%
Wells Fargo Diversified Income Builder Fund Class R6 (l)		2,692,036	16,206,057
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		137,617	4,333,554
Wells Fargo Endeavor Select Fund Class R6 (l)†		644,506	8,133,663
Wells Fargo Large Cap Growth Fund Class R6 (l)		141,883	8,067,450

			36,740,724

Total Investment Companies (Cost $452,466,215)			501,539,022

	Yield
Short-Term Investments: 0.48%

Investment Companies: 0.48%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02%	2,652,130	2,652,130

Total Short-Term Investments (Cost $2,652,130)			2,652,130

Total investments in securities (Cost $487,812,018)	98.50%	541,510,209

Other assets and liabilities, net	1.50	8,254,666

Total net assets	100.00%	$549,764,875

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Multi-Asset Funds

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM MODERATE GROWTH FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Japanese Yen Futures	229	12-14-2020	$27,354,248	$27,441,356	$87,108	$0

E-Mini Nasdaq 100 Index	44	12-18-2020	10,570,522	10,803,760	233,238	0

E-Mini Russell 2000 Index	187	12-18-2020	16,292,643	17,017,935	725,292	0

IBEX 35 Index	240	12-18-2020	22,645,567	23,082,803	437,236	0

MSCI Emerging Markets Index	92	12-18-2020	5,428,280	5,530,580	102,300	0

Long Gilt Futures	238	3-29-2021	42,506,236	42,577,113	70,877	0

Short

E-Mini S&P 500 Index	(91)	12-18-2020	(16,256,549)	(16,485,560)	0	(229,011)

Mini-DAX Futures	(278)	12-18-2020	(21,863,330)	(22,105,286)	0	(241,956)

Euro-Bund Futures	(166)	3-8-2021	(35,192,531)	(35,167,142)	25,389	0

					$1,681,440	$(470,967)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets	Shares, end of period	Dividends from affiliated Underlying Funds
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	$18,667,657	$460,037	$(8,306,491)	$(1,950,358)	$1,222,596	$10,093,441	1.84%	1,287,429	$0

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	12,739,817	2,080,531	(244,086)	(2,300)	680,124	15,254,086		1,373,005	229,617
Wells Fargo High Yield Bond Fund Institutional Class	3,490,191	9,991,819	(596,508)	(10,313)	457,107	13,332,296		3,932,831	101,328
Wells Fargo Income Plus Fund Institutional Class	31,365,106	7,387,148	(2,677,149)	9,271	2,006,517	38,090,893		3,847,565	806,170

						66,677,275	12.13

Stock Funds
Wells Fargo Diversified Income Builder Fund Class R6	0	15,760,288	(65,581)	1,654	509,696	16,206,057		2,692,036	63,206
Wells Fargo Emerging Markets Equity Fund Class R6	5,608,025	77,673	(2,788,046)	741,521	694,381	4,333,554		137,617	0
Wells Fargo Endeavor Select Fund Class R6 †	12,750,258	174,764	(6,914,343)	1,205,446	917,538	8,133,663		644,506	0
Wells Fargo Large Cap Growth Fund Class R6	12,787,291	200,715	(7,005,936)	5,075,090	(2,989,710)	8,067,450		141,883	0

						36,740,724	6.68

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,350,179	60,962,820	(60,660,869)	0	0	2,652,130	0.48	2,652,130	998

				$5,070,011	$3,498,249	$116,163,570	21.13%		$1,201,319

†	Non-income-earning security

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  31

Portfolio of investments—November 30, 2020 (unaudited)

WELLS FARGO SPECTRUM MODERATE GROWTH FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	7.53%	7.14%	$494,649	$(548,571)	$0	$999	$345,846	$41,592,326
Wells Fargo Core Bond Portfolio	0.94	0.66	1,345,966	(130,631)	0	1,206	493,917	40,053,706
Wells Fargo Disciplined Large Cap Portfolio	28.30	28.77	1,239,644	14,489,738	791,834	4,195	68	90,319,769
Wells Fargo Emerging Growth Portfolio	1.38	0.32	1,371,451	1,038,589	7,249	1,232	0	2,741,474
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.64	5.87	114,827	2,907,498	232,787	113	0	11,822,111
Wells Fargo Factor Enhanced International Equity Portfolio	7.08	7.36	1,681,474	6,171,697	451,446	365	0	50,749,521
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7.00	5.17	5,476,366	981,412	482,445	499	0	47,494,727
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.09	6.80	55,146	3,603,001	94,864	119	12	16,554,945
Wells Fargo High Yield Bond Portfolio	2.06	9.71	374,782	(87,280)	0	17	113,526	4,824,582
Wells Fargo Real Return Portfolio	6.33	15.70	174,539	800,870	23,902	83	153,949	34,189,837
Wells Fargo Small Company Value Portfolio	1.39	0.60	12,384	975,287	54,317	361	0	2,752,547
Wells Fargo Strategic Retirement Bond Portfolio	0.00	22.66	182,210	(556,804)	0	0	22,149	34,160,701

			$12,523,438	$29,644,806	$2,138,844	$9,189	$1,129,467	$377,256,246	68.62%

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Multi-Asset Funds

Statements of assets and liabilities—November 30, 2020 (unaudited)

	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$337,621,075	$254,658,960
Investments in unaffiliated Underlying Funds, at value (see cost below)	25,457,407	37,544,394
Investments in affiliated Underlying Funds, at value (see cost below)	42,913,546	88,219,101
Cash	32,048	0
Segregated cash for futures contracts	7,967,406	6,748,611
Receivable for investments sold	0	86,247
Receivable for Fund shares sold	126,664	34,524
Receivable for dividends	0	32,838
Prepaid expenses and other assets	58,178	108,527

Total assets	414,176,324	387,433,202

Liabilities
Payable for investments purchased	16,564	34,498
Payable for Fund shares redeemed	340,832	385,345
Payable for daily variation margin on open futures contracts	486,689	460,050
Overdraft due to custodian bank	0	79,705
Management fee payable	79,283	72,340
Administration fees payable	69,614	65,942
Distribution fee payable	214,105	211,366
Shareholder servicing fees payable	82,450	78,161
Accrued expenses and other liabilities	18,768	0

Total liabilities	1,308,305	1,387,407

Total net assets	$412,868,019	$386,045,795

Net assets consist of
Paid-in capital	$292,367,629	$325,546,590
Total distributable earnings	120,500,390	60,499,205

Total net assets	$412,868,019	$386,045,795

Computation of net asset value and offering price per share
Net assets – Class A	$56,212,317	$38,402,925
Shares outstanding – Class A1	2,561,250	3,256,678
Net asset value per share – Class A	$21.95	$11.79
Maximum offering price per share – Class A2	$23.29	$12.51
Net assets – Class C	$353,208,391	$344,775,541
Shares outstanding – Class C1	16,263,194	28,628,914
Net asset value per share – Class C	$21.72	$12.04
Net assets – Institutional Class	$3,447,311	$2,867,329
Shares outstanding – Institutional Class[1]	156,549	242,595
Net asset value per share – Institutional Class	$22.02	$11.82

Investments in affiliated Master Portfolios, at cost	$284,072,747	$234,160,073

Investments in unaffiliated Underlying Funds, at cost	$20,283,213	$33,154,135

Investments in affiliated Underlying Funds, at cost	$31,465,012	$84,012,495

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  33

Statements of assets and liabilities—November 30, 2020 (unaudited)

	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$192,901,707	$168,303,140	$377,256,246
Investments in unaffiliated Underlying Funds, at value (see cost below)	28,131,351	19,583,421	48,090,393
Investments in affiliated Underlying Funds, at value (see cost below)	62,632,264	43,692,962	116,163,570
Segregated cash for futures contracts	5,347,589	3,999,824	9,887,293
Receivable for investments sold	93,756	191,024	17,594
Receivable for Fund shares sold	46,094	83,444	114,909
Receivable for dividends	32,176	13,653	38,532
Prepaid expenses and other assets	107,777	66,313	15,098

Total assets	289,292,714	235,933,781	551,583,635

Liabilities
Payable for investments purchased	33,465	14,527	40,361
Payable for Fund shares redeemed	73,574	244,279	444,601
Payable for daily variation margin on open futures contracts	340,801	281,341	649,421
Overdraft due to custodian bank	84,643	189,023	4,058
Management fee payable	50,055	38,565	110,279
Administration fees payable	48,946	40,468	93,643
Distribution fee payable	156,580	129,402	302,145
Shareholder servicing fees payable	58,034	48,101	111,305
Accrued expenses and other liabilities	0	15,887	62,947

Total liabilities	846,098	1,001,593	1,818,760

Total net assets	$288,446,616	$234,932,188	$549,764,875

Net assets consist of
Paid-in capital	$221,530,753	$209,785,641	$438,606,913
Total distributable earnings	66,915,863	25,146,547	111,157,962

Total net assets	$288,446,616	$234,932,188	$549,764,875

Computation of net asset value and offering price per share
Net assets – Class A	$29,056,150	$24,730,596	$52,899,859
Shares outstanding – Class A1	2,013,985	2,275,218	3,761,830
Net asset value per share – Class A	$14.43	$10.87	$14.06
Maximum offering price per share – Class A2	$15.31	$11.53	$14.92
Net assets – Class C	$257,522,245	$209,574,364	$495,475,715
Shares outstanding – Class C1	17,558,176	19,299,252	34,690,850
Net asset value per share – Class C	$14.67	$10.86	$14.28
Net assets – Institutional Class	$1,868,221	$627,228	$1,389,301
Shares outstanding – Institutional Class[1]	129,324	57,801	98,600
Net asset value per share – Institutional Class	$14.45	$10.85	$14.09

Investments in affiliated Master Portfolios, at cost	$165,727,130	$159,961,012	$335,315,891

Investments in unaffiliated Underlying Funds, at cost	$24,669,433	$17,872,016	$43,213,613

Investments in affiliated Underlying Funds, at cost	$58,039,968	$41,870,756	$109,282,514

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Multi-Asset Funds

Statements of operations—six months ended November 30, 2020 (unaudited)

	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$2,587,388	$1,005,818
Dividends from unaffiliated Underlying Funds	439,860	331,058
Affiliated income allocated from affiliated Master Portfolios	8,328	5,788
Dividends from affiliated Underlying Funds	936	1,273,238
Interest allocated from affiliated Master Portfolios	378	1,272,609
Expenses allocated from affiliated Master Portfolios	(387,175)	(324,214)
Waivers allocated from affiliated Master Portfolios	59,840	34,994

Total investment income	2,709,555	3,599,291

Expenses
Management fee	491,321	479,637
Administration fees
Class A	51,681	36,059
Class C	357,932	363,957
Institutional Class	1,917	1,782
Shareholder servicing fees
Class A	61,435	42,899
Class C	425,297	432,682
Distribution fee
Class C	1,273,120	1,297,252
Custody and accounting fees	19,252	25,569
Professional fees	17,046	17,065
Registration fees	26,348	29,404
Shareholder report expenses	25,064	26,065
Trustees’ fees and expenses	11,029	11,029
Other fees and expenses	6,456	6,567

Total expenses	2,767,898	2,769,967
Less: Fee waivers and/or expense reimbursements
Fund-level	(21,633)	(37,353)
Class A	(4)	(12)
Class C	0	(38)
Institutional Class	(138)	0

Net expenses	2,746,123	2,732,564

Net investment income (loss)	(36,568)	866,727

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	11,056,897	6,089,895
Unaffiliated Underlying Funds	8,522,133	2,938,438
Affiliated Underlying Funds	596,656	(29,373)
Futures contracts	(4,012,687)	2,257,650

Net realized gains on investments	16,162,999	11,256,610

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	40,718,879	13,018,630
Unaffiliated Underlying Funds	(783,154)	1,648,739
Affiliated Underlying Funds	7,173,468	5,789,070
Futures contracts	893,931	(2,291,116)

Net change in unrealized gains (losses) on investments	48,003,124	18,165,323

Net realized and unrealized gains (losses) on investments	64,166,123	29,421,933

Net increase in net assets resulting from operations	$64,129,555	$30,288,660

* Net of foreign withholding taxes allocated from affiliated Master Portfolios in the amount of	$103,078	$38,654

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  35

Statements of operations—six months ended November 30, 2020 (unaudited)

	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$1,438,524	$301,175	$2,138,844
Dividends from unaffiliated Underlying Funds	306,054	194,057	524,239
Affiliated income allocated from affiliated Master Portfolios	5,112	3,162	9,189
Dividends from affiliated Underlying Funds	353,768	998,757	1,201,319
Interest allocated from affiliated Master Portfolios	255,505	1,094,745	1,129,467
Expenses allocated from affiliated Master Portfolios	(252,710)	(195,674)	(475,933)
Waivers allocated from affiliated Master Portfolios	36,795	16,402	60,477

Total investment income	2,143,048	2,412,624	4,587,602

Expenses
Management fee	351,986	297,564	677,547
Administration fees
Class A	28,605	23,992	51,808
Class C	265,170	225,288	515,621
Institutional Class	1,172	417	1,059
Shareholder servicing fees
Class A	34,029	28,562	61,611
Class C	315,095	268,133	612,925
Distribution fee
Class C	943,597	803,602	1,837,316
Custody and accounting fees	20,053	25,744	26,070
Professional fees	17,284	16,545	17,284
Registration fees	29,079	24,363	27,574
Shareholder report expenses	25,009	21,382	27,265
Trustees’ fees and expenses	11,029	11,029	11,029
Other fees and expenses	5,550	6,916	7,655

Total expenses	2,047,658	1,753,537	3,874,764
Less: Fee waivers and/or expense reimbursements
Fund-level	(48,658)	(57,919)	(7,067)
Class A	(76)	(12)	(15)
Class C	(94)	(35)	(63)
Institutional Class	0	0	(41)

Net expenses	1,998,830	1,695,571	3,867,578

Net investment income	144,218	717,053	720,024

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	6,475,198	2,787,342	12,523,438
Unaffiliated Underlying Funds	4,661,077	1,263,034	7,760,319
Affiliated Underlying Funds	186,157	(33,782)	5,070,011
Futures contracts	305,136	1,975,280	(76,018)

Net realized gains on investments	11,627,568	5,991,874	25,277,750

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	19,336,049	3,018,344	29,644,806
Unaffiliated Underlying Funds	363,944	489,497	(142,848)
Affiliated Underlying Funds	4,748,283	2,994,466	3,498,249
Futures contracts	(1,541,247)	(1,451,249)	(2,886,063)

Net change in unrealized gains (losses) on investments	22,907,029	5,051,058	30,114,144

Net realized and unrealized gains (losses) on investments	34,534,597	11,042,932	55,391,894

Net increase in net assets resulting from operations	$34,678,815	$11,759,985	$56,111,918

* Net of foreign withholding taxes allocated from affiliated Master Portfolios in the amount of	$58,832	$12,523	$86,491

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Multi-Asset Funds

Statements of changes in net assets

	Spectrum Aggressive Growth Fund
	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income (loss)		$(36,568)		$1,639,003
Net realized gains on investments		16,162,999		24,590,770
Net change in unrealized gains (losses) on investments		48,003,124		21,688,508

Net increase in net assets resulting from operations		64,129,555		47,918,281

Distributions to shareholders from net investment income and net realized gains
Class A		0		(567,930)
Class C		0		(1,552,546)
Institutional Class		0		(29,699)

Total distributions to shareholders		0		(2,150,175)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	314,330	6,463,052	298,353	5,199,857
Class C	190,055	3,796,572	359,085	6,260,353
Institutional Class	95,561	1,915,346	160,349	2,796,790

		12,174,970		14,257,000

Reinvestment of distributions
Class A	0	0	30,298	567,646
Class C	0	0	83,857	1,551,446
Institutional Class	0	0	1,565	29,353

		0		2,148,445

Payment for shares redeemed
Class A	(158,982)	(3,186,514)	(500,951)	(8,818,583)
Class C	(1,478,032)	(29,783,360)	(4,600,956)	(80,224,929)
Institutional Class	(61,553)	(1,239,863)	(110,171)	(1,953,391)

		(34,209,737)		(90,996,903)

Net decrease in net assets resulting from capital share transactions		(22,034,767)		(74,591,458)

Total increase (decrease) in net assets		42,094,788		(28,823,352)

Net assets
Beginning of period		370,773,231		399,596,583

End of period		$412,868,019		$370,773,231

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  37

Statements of changes in net assets

	Spectrum Conservative Growth Fund
	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$866,727		$3,179,134
Net realized gains on investments		11,256,610		15,599,553
Net change in unrealized gains (losses) on investments		18,165,323		13,024,227

Net increase in net assets resulting from operations		30,288,660		31,802,914

Distributions to shareholders from net investment income and net realized gains
Class A		(193,130)		(890,327)
Class C		(344,561)		(7,430,688)
Institutional Class		(17,802)		(71,252)

Total distributions to shareholders		(555,493)		(8,392,267)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	591,161	6,772,223	495,127	5,210,475
Class C	329,675	3,846,684	635,339	6,853,024
Institutional Class	114,744	1,316,518	478,608	5,104,224

		11,935,425		17,167,723

Reinvestment of distributions
Class A	17,119	192,421	83,080	889,538
Class C	29,954	344,470	677,973	7,425,458
Institutional Class	1,565	17,627	6,589	70,517

		554,518		8,385,513

Payment for shares redeemed
Class A	(278,197)	(3,179,135)	(963,431)	(10,195,020)
Class C	(2,206,058)	(25,762,044)	(8,292,697)	(89,328,473)
Institutional Class	(118,502)	(1,360,705)	(416,582)	(4,444,469)

		(30,301,884)		(103,967,962)

Net decrease in net assets resulting from capital share transactions		(17,811,941)		(78,414,726)

Total increase (decrease) in net assets		11,921,226		(55,004,079)

Net assets
Beginning of period		374,124,569		429,128,648

End of period		$386,045,795		$374,124,569

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Multi-Asset Funds

Statements of changes in net assets

	Spectrum Growth Fund
	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$144,218		$1,302,605
Net realized gains on investments		11,627,568		13,023,850
Net change in unrealized gains (losses) on investments		22,907,029		13,881,246

Net increase in net assets resulting from operations		34,678,815		28,207,701

Distributions to shareholders from net investment income and net realized gains
Class A		0		(354,829)
Class C		0		(1,568,479)
Institutional Class		0		(19,520)

Total distributions to shareholders		0		(1,942,828)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	152,164	2,067,524	328,720	4,010,239
Class C	274,510	3,800,589	732,564	9,057,872
Institutional Class	199,482	2,735,852	255,491	3,119,078

		8,603,965		16,187,189

Reinvestment of distributions
Class A	0	0	27,608	352,213
Class C	0	0	120,114	1,566,754
Institutional Class	0	0	1,501	19,123

		0		1,938,090

Payment for shares redeemed
Class A	(113,501)	(1,549,828)	(405,547)	(4,933,473)
Class C	(1,388,538)	(19,305,421)	(4,402,354)	(54,313,865)
Institutional Class	(150,140)	(2,066,094)	(237,408)	(2,898,904)

		(22,921,343)		(62,146,242)

Net decrease in net assets resulting from capital share transactions		(14,317,378)		(44,020,963)

Total increase (decrease) in net assets		20,361,437		(17,756,090)

Net assets
Beginning of period		268,085,179		285,841,269

End of period		$288,446,616		$268,085,179

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  39

Statements of changes in net assets

	Spectrum Income Allocation Fund
	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$717,053		$2,265,590
Net realized gains on investments		5,991,874		7,022,927
Net change in unrealized gains (losses) on investments		5,051,058		7,306,614

Net increase in net assets resulting from operations		11,759,985		16,595,131

Distributions to shareholders from net investment income and net realized gains
Class A		(206,571)		(296,807)
Class C		(491,662)		(2,755,368)
Institutional Class		(7,385)		(12,973)

Total distributions to shareholders		(705,618)		(3,065,148)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	473,867	5,078,219	784,255	7,929,477
Class C	251,415	2,685,756	1,484,720	14,624,150
Institutional Class	36,037	385,415	154,637	1,542,234

		8,149,390		24,095,861

Reinvestment of distributions
Class A	19,127	206,307	29,412	296,366
Class C	45,556	490,641	271,115	2,729,197
Institutional Class	657	7,078	1,242	12,499

		704,026		3,038,062

Payment for shares redeemed
Class A	(261,312)	(2,794,263)	(424,008)	(4,271,019)
Class C	(1,504,432)	(16,108,284)	(5,428,685)	(54,474,256)
Institutional Class	(47,188)	(503,634)	(131,864)	(1,316,978)

		(19,406,181)		(60,062,253)

Net decrease in net assets resulting from capital share transactions		(10,552,765)		(32,928,330)

Total increase (decrease) in net assets		501,602		(19,398,347)

Net assets
Beginning of period		234,430,586		253,828,933

End of period		$234,932,188		$234,430,586

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Multi-Asset Funds

Statements of changes in net assets

	Spectrum Moderate Growth Fund
	Six months ended November 30, 2020 (unaudited)		Year ended May 31, 2020

Operations
Net investment income		$720,024		$3,517,264
Net realized gains on investments		25,277,750		19,877,805
Net change in unrealized gains (losses) on investments		30,114,144		28,068,408

Net increase in net assets resulting from operations		56,111,918		51,463,477

Distributions to shareholders from net investment income and net realized gains
Class A		0		(813,632)
Class C		0		(4,579,863)
Institutional Class		0		(28,805)

Total distributions to shareholders		0		(5,422,300)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	439,058	5,869,427	470,169	5,729,591
Class C	285,386	3,902,454	736,920	9,120,542
Institutional Class	148,077	1,997,631	450,633	5,535,084

		11,769,512		20,385,217

Reinvestment of distributions
Class A	0	0	64,744	813,231
Class C	0	0	356,445	4,574,503
Institutional Class	0	0	2,256	28,316

		0		5,416,050

Payment for shares redeemed
Class A	(328,271)	(4,391,791)	(867,171)	(10,544,636)
Class C	(2,721,526)	(37,078,790)	(9,473,999)	(117,217,925)
Institutional Class	(203,356)	(2,722,323)	(390,561)	(4,802,340)

		(44,192,904)		(132,564,901)

Net decrease in net assets resulting from capital share transactions		(32,423,392)		(106,763,634)

Total increase (decrease) in net assets		23,688,526		(60,722,457)

Net assets
Beginning of period		526,076,349		586,798,806

End of period		$549,764,875		$526,076,349

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  41

Financial highlights

	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Spectrum Aggressive Growth Fund

Class A
Six months ended November 30, 2020 (unaudited)	$18.59	0.07	3.29	0.00	0.00	$21.95
Year ended May 31, 2020	$16.52	0.19	2.11	(0.19)	(0.04)	$18.59
Year ended May 31, 2019	$20.55	0.17 [4]	(0.81)	(0.26)	(3.13)	$16.52
Year ended May 31, 2018	$21.41	0.10	2.59	0.00	(3.55)	$20.55
Year ended May 31, 2017[5]	$20.15	(0.02)[4]	1.28	0.00	0.00	$21.41

Class C6
Six months ended November 30, 2020 (unaudited)	$18.45	(0.01)	3.28	0.00	0.00	$21.72
Year ended May 31, 2020	$16.39	0.07	2.07	(0.04)	(0.04)	$18.45
Year ended May 31, 2019	$20.33	0.06	(0.82)	(0.05)	(3.13)	$16.39
Year ended May 31, 2018	$21.36	(0.02)[4]	2.54	0.00	(3.55)	$20.33
Year ended May 31, 2017	$18.25	(0.07)	3.19	0.00	(0.01)	$21.36
Year ended May 31, 2016	$19.44	(0.08)	(1.11)	0.00	0.00	$18.25

Institutional Class
Six months ended November 30, 2020 (unaudited)	$18.62	0.10 [4]	3.30	0.00	0.00	$22.02
Year ended May 31, 2020	$16.55	0.29	2.07	(0.25)	(0.04)	$18.62
Year ended May 31, 2019[7]	$21.08	0.14	(1.26)	(0.28)	(3.13)	$16.55

[1]	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six Months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Class A	0.17%	0.18%	0.18%	0.12%	0.12%[5]	N/A
Class C6	0.17%	0.18%	0.18%	0.12%	0.12%	0.12%
Institutional Class	0.17%	0.18%	0.18%[7]	N/A	N/A	N/A

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[4]	Calculated based upon average shares outstanding

[5]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[6]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

[7]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019

The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Multi-Asset Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.63%	0.76%	0.75%	18.07%	47%	$56,212
1.08%	0.77%	0.75%	13.91%	71%	$44,714
0.97%	0.76%	0.75%	(2.35)%	78%	$42,588
0.75%	0.75%	0.75%	12.61%	63%	$3,993
(0.30)%	0.75%	0.75%	6.25%	30%	$1,669

(0.12)%	1.51%	1.50%	17.72%	47%	$353,208
0.33%	1.52%	1.50%	13.06%	71%	$323,778
0.32%	1.51%	1.50%	(3.16)%	78%	$355,837
(0.10)%	1.50%	1.50%	11.80%	63%	$491,304
(0.37)%	1.50%	1.50%	17.07%	30%	$532,454
(0.46)%	1.51%	1.50%	(6.12)%	27%	$423,109

0.96%	0.43%	0.42%	18.26%	47%	$3,447
1.40%	0.44%	0.42%	14.26%	71%	$2,281
1.40%	0.43%	0.42%	(4.54)%	78%	$1,172

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  43

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Spectrum Conservative Growth Fund

Class A
Six months ended November 30, 2020 (unaudited)	$10.92	0.07		0.87	(0.07)	0.00	$11.79
Year ended May 31, 2020	$10.30	0.15		0.76	(0.21)	(0.08)	$10.92
Year ended May 31, 2019	$10.90	0.19	[4]	0.03	(0.18)	(0.64)	$10.30
Year ended May 31, 2018	$11.83	0.18	[4]	0.40	(0.50)	(1.01)	$10.90
Year ended May 31, 2017[5]	$11.56	0.07		0.28	(0.08)	0.00	$11.83

Class C6
Six months ended November 30, 2020 (unaudited)	$11.14	0.02		0.89	(0.01)	0.00	$12.04
Year ended May 31, 2020	$10.50	0.09		0.77	(0.14)	(0.08)	$11.14
Year ended May 31, 2019	$11.10	0.12	[4]	0.02	(0.10)	(0.64)	$10.50
Year ended May 31, 2018	$11.83	0.09		0.41	(0.22)	(1.01)	$11.10
Year ended May 31, 2017	$11.40	0.06		0.80	(0.08)	(0.35)	$11.83
Year ended May 31, 2016	$12.19	0.05		(0.30)	(0.07)	(0.47)	$11.40

Institutional Class
Six months ended November 30, 2020 (unaudited)	$10.94	0.09		0.87	(0.08)	0.00	$11.82
Year ended May 31, 2020	$10.32	0.20		0.74	(0.24)	(0.08)	$10.94
Year ended May 31, 2019[7]	$11.06	0.14		(0.04)	(0.20)	(0.64)	$10.32

[1]	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended May 31, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Class A	0.15%	0.16%	0.16%	0.13%	0.11%[5]	N/A
Class C6	0.15%	0.16%	0.17%	0.13%	0.11%	0.11%
Institutional Class	0.15%	0.16%	0.16%[7]	N/A	N/A	N/A

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[4]	Calculated based upon average shares outstanding

[5]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[6]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

[7]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019

The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Multi-Asset Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.13%	0.77%	0.75%	8.59%	82%	$38,403
1.47%	0.77%	0.75%	8.95%	162%	$31,965
1.81%	0.76%	0.75%	2.40%	155%	$34,104
1.58%	0.75%	0.75%	4.87%	161%	$2,712
1.03%	0.74%	0.74%	3.06%	136%	$800

0.38%	1.52%	1.50%	8.19%	82%	$344,776
0.73%	1.52%	1.50%	8.24%	162%	$339,482
1.13%	1.51%	1.50%	1.58%	155%	$393,207
0.81%	1.50%	1.50%	4.11%	161%	$559,104
0.52%	1.49%	1.49%	7.75%	136%	$707,284
0.48%	1.49%	1.49%	(2.02)%	150%	$833,218

1.47%	0.44%	0.42%	8.79%	82%	$2,867
1.80%	0.44%	0.42%	9.26%	162%	$2,678
1.37%	0.43%	0.42%	1.28%	155%	$1,817

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  45

Financial highlights

	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Spectrum Growth Fund

Class A
Six months ended November 30, 2020 (unaudited)	$12.70	0.05	[4]	1.68	0.00	0.00	$14.43
Year ended May 31, 2020	$11.57	0.15		1.17	(0.18)	(0.01)	$12.70
Year ended May 31, 2019	$13.88	0.14	[4]	(0.30)	(0.23)	(1.92)	$11.57
Year ended May 31, 2018	$14.60	0.12		1.39	(0.30)	(1.93)	$13.88
Year ended May 31, 2017[6]	$13.92	0.01	[4]	0.67	0.00	0.00	$14.60

Class C7
Six months ended November 30, 2020 (unaudited)	$12.96	0.00	[4],5	1.71	0.00	0.00	$14.67
Year ended May 31, 2020	$11.78	0.06		1.20	(0.07)	(0.01)	$12.96
Year ended May 31, 2019	$14.02	0.08		(0.33)	(0.07)	(1.92)	$11.78
Year ended May 31, 2018	$14.58	0.04		1.34	(0.01)	(1.93)	$14.02
Year ended May 31, 2017	$13.39	(0.01)[4]		1.84	0.00	(0.64)	$14.58
Year ended May 31, 2016	$14.92	(0.01)		(0.71)	(0.04)	(0.77)	$13.39

Institutional Class
Six months ended November 30, 2020 (unaudited)	$12.70	0.07	[4]	1.68	0.00	0.00	$14.45
Year ended May 31, 2020	$11.57	0.16		1.20	(0.22)	(0.01)	$12.70
Year ended May 31, 2019[8]	$14.20	0.18		(0.65)	(0.24)	(1.92)	$11.57

[1]	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Class A	0.15%	0.16%	0.17%	0.12%	0.11%[6]	N/A
Class C7	0.15%	0.16%	0.17%	0.12%	0.11%	0.11%
Institutional Class	0.15%	0.16%	0.17%[8]	N/A	N/A	N/A

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[7]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

[8]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019

The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Multi-Asset Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.77%	0.79%	0.75%	13.62%	69%	$29,056
1.14%	0.79%	0.75%	11.34%	98%	$25,089
1.20%	0.78%	0.75%	(0.38)%	97%	$23,420
1.07%	0.78%	0.75%	10.33%	93%	$2,009
0.16%	0.76%	0.75%	4.89%	58%	$357

0.02%	1.53%	1.50%	13.19%	69%	$257,522
0.40%	1.53%	1.50%	10.67%	98%	$241,980
0.56%	1.52%	1.50%	(1.12)%	97%	$261,722
0.26%	1.51%	1.50%	9.45%	93%	$354,185
(0.06)%	1.51%	1.50%	14.05%	58%	$402,997
(0.06)%	1.51%	1.50%	(4.79)%	59%	$429,628

1.09%	0.46%	0.42%	13.78%	69%	$1,868
1.44%	0.46%	0.42%	11.71%	98%	$1,016
1.84%	0.45%	0.42%	(2.47)%	97%	$699

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  47

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Spectrum Income Allocation Fund

Class A
Six months ended November 30, 2020 (unaudited)	$10.40	0.07		0.50	(0.10)	0.00	$10.87
Year ended May 31, 2020	$9.82	0.16		0.59	(0.17)	0.00	$10.40
Year ended May 31, 2019	$10.05	0.18		0.18	(0.19)	(0.40)	$9.82
Year ended May 31, 2018	$10.52	0.20		0.02	(0.19)	(0.50)	$10.05
Year ended May 31, 2017[4]	$10.34	0.04		0.18	(0.04)	0.00	$10.52

Class C5
Six months ended November 30, 2020 (unaudited)	$10.36	0.03		0.50	(0.03)	0.00	$10.86
Year ended May 31, 2020	$9.81	0.09		0.58	(0.12)	0.00	$10.36
Year ended May 31, 2019	$10.06	0.14	[6]	0.13	(0.12)	(0.40)	$9.81
Year ended May 31, 2018	$10.51	0.11		0.04	(0.10)	(0.50)	$10.06
Year ended May 31, 2017	$10.33	0.07		0.38	(0.10)	(0.17)	$10.51
Year ended May 31, 2016	$10.82	0.07		(0.20)	(0.08)	(0.28)	$10.33

Institutional Class
Six months ended November 30, 2020 (unaudited)	$10.39	0.08		0.50	(0.12)	0.00	$10.85
Year ended May 31, 2020	$9.80	0.21		0.57	(0.19)	0.00	$10.39
Year ended May 31, 2019[7]	$10.15	0.15		0.12	(0.22)	(0.40)	$9.80

[1]	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six Months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Class A	0.15%	0.15%	0.16%	0.13%	0.11%[4]	N/A
Class C5	0.15%	0.15%	0.16%	0.13%	0.11%	0.11%
Institutional Class	0.15%	0.15%	0.16%[7]	N/A	N/A	N/A

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[4]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[5]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

[6]	Calculated based upon average shares outstanding

[7]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019.

The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Multi-Asset Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.28%	0.80%	0.75%	5.47%	93%	$24,731
1.61%	0.80%	0.75%	7.72%	197%	$21,256
2.15%	0.79%	0.75%	3.84%	183%	$16,242
1.81%	0.77%	0.75%	2.05%	192%	$4,532
1.34%	0.76%	0.75%	2.14%	175%	$4,468

0.53%	1.55%	1.50%	5.07%	93%	$209,574
0.89%	1.55%	1.50%	6.90%	197%	$212,465
1.41%	1.54%	1.50%	2.89%	183%	$237,153
1.05%	1.52%	1.50%	1.37%	192%	$319,498
0.72%	1.50%	1.50%	4.42%	175%	$425,400
0.68%	1.51%	1.50%	(1.11)%	198%	$523,832

1.62%	0.47%	0.42%	5.64%	93%	$627
1.96%	0.47%	0.42%	8.07%	197%	$710
1.61%	0.46%	0.42%	2.95%	183%	$434

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  49

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Spectrum Moderate Growth Fund

Class A
Six months ended November 30, 2020 (unaudited)	$12.64	0.06	[4]	1.36	0.00	0.00	$14.06
Year ended May 31, 2020	$11.64	0.15		1.07	(0.21)	(0.01)	$12.64
Year ended May 31, 2019	$13.27	0.18	[4]	(0.14)	(0.23)	(1.44)	$11.64
Year ended May 31, 2018	$14.24	0.19	[4]	0.89	(0.42)	(1.63)	$13.27
Year ended May 31, 2017[5]	$13.68	0.01		0.55	0.00	0.00	$14.24

Class C6
Six months ended November 30, 2020 (unaudited)	$12.87	0.03		1.38	0.00	0.00	$14.28
Year ended May 31, 2020	$11.85	0.08		1.06	(0.11)	(0.01)	$12.87
Year ended May 31, 2019	$13.40	0.11		(0.14)	(0.08)	(1.44)	$11.85
Year ended May 31, 2018	$14.21	0.09		0.87	(0.14)	(1.63)	$13.40
Year ended May 31, 2017	$13.29	0.05		1.40	0.00	(0.53)	$14.21
Year ended May 31, 2016	$14.52	0.03		(0.53)	(0.06)	(0.67)	$13.29

Institutional Class
Six months ended November 30, 2020 (unaudited)	$12.64	0.08	[4]	1.37	0.00	0.00	$14.09
Year ended May 31, 2020	$11.65	0.25		1.01	(0.26)	(0.01)	$12.64
Year ended May 31, 2019[7]	$13.52	0.15		(0.33)	(0.25)	(1.44)	$11.65

[1]	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2020 (unaudited)	Year ended May 31
		2020	2019	2018	2017	2016
Class A	0.15%	0.16%	0.17%	0.12%	0.11%[5]	N/A
Class C6	0.15%	0.16%	0.17%	0.12%	0.11%	0.11%
Institutional Class	0.15%	0.16%	0.16%[7]	N/A	N/A	N/A

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[4]	Calculated based upon average shares outstanding

[5]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[6]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

[7]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019

The accompanying notes are an integral part of these financial statements.

50  |  Wells Fargo Multi-Asset Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

0.94%	0.75%	0.75%	11.23%	75%	$52,900
1.31%	0.76%	0.75%	10.49%	131%	$46,133
1.51%	0.76%	0.75%	1.02%	126%	$46,380
1.33%	0.75%	0.75%	7.51%	129%	$3,031
0.54%	0.74%	0.74%	4.09%	102%	$1,464

0.19%	1.50%	1.50%	10.96%	75%	$495,476
0.57%	1.51%	1.50%	9.58%	131%	$477,998
0.84%	1.50%	1.50%	0.31%	126%	$539,352
0.56%	1.50%	1.50%	6.65%	129%	$732,031
0.30%	1.49%	1.49%	11.14%	102%	$867,751
0.26%	1.49%	1.49%	(3.39)%	100%	$966,932

1.26%	0.42%	0.42%	11.47%	75%	$1,389
1.63%	0.43%	0.42%	10.78%	131%	$1,945
1.38%	0.43%	0.42%	(0.62)%	126%	$1,067

The accompanying notes are an integral part of these financial statements.

Wells Fargo Multi-Asset Funds  |  51

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Spectrum Aggressive Growth Fund (“Spectrum Aggressive Growth Fund”), Wells Fargo Spectrum Conservative Growth Fund (“Spectrum Conservative Growth Fund”), Wells Fargo Spectrum Growth Fund (“Spectrum Growth Fund” ), Wells Fargo Spectrum Income Allocation Fund (“Spectrum Income Allocation Fund” ) and Wells Fargo Spectrum Moderate Growth Fund (“Spectrum Moderate Growth Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Effective at the close of business on October 30, 2020, each Fund changed its name and four of the Funds changed its investment strategy and revised its neutral asset allocation. The name changes of each Fund were as follows:

Former fund name	New fund name

WealthBuilder Equity Fund	Spectrum Aggressive Growth Fund

WealthBuilder Moderate Balanced Fund	Spectrum Conservative Growth Fund

WealthBuilder Growth Allocation Fund	Spectrum Growth Fund

WealthBuilder Conservative Allocation Fund	Spectrum Income Allocation Fund

WealthBuilder Growth Balanced Fund	Spectrum Moderate Growth Fund

Each Fund is a fund-of-funds that may invest in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and each Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the affiliated mutual funds or by contacting the servicing agent of the unaffiliated mutual funds and exchange-traded funds. The financial statements of the affiliated Master Portfolios are available by visiting the SEC website at sec.gov and are filed with the SEC under Wells Fargo Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds’ Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

52  |  Wells Fargo Multi-Asset Funds

Notes to financial statements (unaudited)

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk, and/or foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains and losses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date for each Fund as follows:

	Net investment income	Net realized gains

Spectrum Aggressive Growth Fund	Annually	Annually

Spectrum Conservative Growth Fund	Quarterly	Annually

Spectrum Growth Fund	Annually	Annually

Spectrum Income Allocation Fund	Monthly	Annually

Spectrum Moderate Growth Fund	Annually	Annually

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Wells Fargo Multi-Asset Funds  |  53

Notes to financial statements (unaudited)

As of November 30, 2020, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains

Spectrum Aggressive Growth Fund	$324,275,285	$88,047,453	$(5,456,314)	$82,591,139

Spectrum Conservative Growth Fund	352,133,294	30,693,570	(1,542,483)	29,151,087

Spectrum Growth Fund	256,197,524	147,384,752	(119,288,564)	28,096,188

Spectrum Income Allocation Fund	214,149,032	19,178,571	(1,209,879)	17,968,692

Spectrum Moderate Growth Fund	492,331,104	302,223,251	(251,833,673)	50,389,578

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2020:

Spectrum Aggressive Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Exchange-traded funds	$25,457,407	$0	$0	$25,457,407

Investment companies	40,513,546	0	0	40,513,546

Short-term investments

Investment companies	2,400,000	0	0	2,400,000

Investments measured at net asset value*				337,621,075

	68,370,953	0	0	405,992,028

Futures contracts	1,237,844	0	0	1,237,844

Total assets	$69,608,797	$0	$0	$407,229,872

Liabilities

Futures contracts	$363,448	$0	$0	$363,448

Total liabilities	$363,448	$0	$0	$363,448

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investment in affiliated Master Portfolios valued at $337,621,075 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

54  |  Wells Fargo Multi-Asset Funds

Notes to financial statements (unaudited)

Spectrum Conservative Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Exchange-traded funds	$29,902,918	$0	$0	$29,902,918

Investment companies	94,579,877	0	0	94,579,877

Short-term investments

Investment companies	1,280,700	0	0	1,280,700

Investments measured at net asset value*				254,658,960

	125,763,495	0	0	380,422,455

Futures contracts	1,188,953	0	0	1,188,953

Total assets	$126,952,448	$0	$0	$381,161,408

Liabilities

Futures contracts	$327,027	$0	$0	$327,027

Total liabilities	$327,027	$0	$0	$327,027

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investment in affiliated Master Portfolios valued at $254,658,960 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Exchange-traded funds	$22,527,022	$0	$0	$22,527,022

Investment companies	67,269,643	0	0	67,269,643

Short-term investments

Investment companies	966,950	0	0	966,950

Investments measured at net asset value*				192,901,707

	90,763,615	0	0	283,665,322

Futures contracts	879,433	0	0	879,433

Total assets	$91,643,048	$0	$0	$284,544,755

Liabilities

Futures contracts	$251,043	$0	$0	$251,043

Total liabilities	$251,043	$0	$0	$251,043

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investment in affiliated Master Portfolios valued at $192,901,707 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Multi-Asset Funds  |  55

Notes to financial statements (unaudited)

Spectrum Income Allocation Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Exchange-traded funds	$14,918,250	$0	$0	$14,918,250

Investment companies	47,258,133	0	0	47,258,133

Short-term investments

Investment companies	1,100,000	0	0	1,100,000

Investments measured at net asset value*				168,303,140

	63,276,383	0	0	231,579,523

Futures contracts	736,862	0	0	736,862

Total assets	$64,013,245	$0	$0	$232,316,385

Liabilities

Futures contracts	$198,661	$0	$0	$198,661

Total liabilities	$198,661	$0	$0	$198,661

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investment in affiliated master portfolios valued at $168,303,140 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Moderate Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Exchange-traded funds	$37,319,057	$0	$0	$37,319,057

Investment companies	124,282,776	0	0	124,282,776

Short-term investments

Investment companies	2,652,130	0	0	2,652,130

Investments measured at net asset value*				377,256,246

	164,253,963	0	0	541,510,209

Futures contracts	1,681,440	0	0	1,681,440

Total assets	$165,935,403	$0	$0	$543,191,649

Liabilities

Futures contracts	$470,967	$0	$0	$470,967

Total liabilities	$470,967	$0	$0	$470,967

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investment in affiliated Master Portfolios valued at $377,256,246 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following each applicable Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended November 30, 2020, the Funds did not have any transfers into/out of Level 3.

56  |  Wells Fargo Multi-Asset Funds

Notes to financial statements (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets

Average daily net assets	Management fee

First $1 billion	0.250%

Next $4 billion	0.225

Next $5 billion	0.190

Over $10 billion	0.180

For the six months ended November 30, 2020, the management fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a an annual subadvisory fee of 0.15% of each Fund’s average daily net assets

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Wells Fargo Multi-Asset Funds  |  57

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of a Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, and 0.42% for Institutional Class shares. Acquired fund fees and expenses (including net expenses from affiliated Master Portfolios) are excluded from the expense caps. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2020, Funds Distributor received front-end sales charges and contingent deferred sales charges from the following Funds:

	Front-end sales charges	Contingent deferred sales charges

	Class A	Class C

Spectrum Aggressive Growth Fund	$3,566	$569

Spectrum Conservative Growth Fund	2,685	512

Spectrum Growth Fund	2,151	529

Spectrum Income Allocation Fund	1,384	68

Spectrum Moderate Growth Fund	2,154	535

No contingent deferred sales charges were incurred by Class A shares of each Fund for the six months ended November 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Funds seek to achieve their investment objectives by investing some of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales in Underlying Funds in which the Funds invest are actual aggregate purchases and sales of those investments.

58  |  Wells Fargo Multi-Asset Funds

Notes to financial statements (unaudited)

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2020 were as follows:

	Purchases at cost		Sales proceeds

	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government

Spectrum Aggressive Growth Fund	$0	$171,671,821	$0	$227,993,259

Spectrum Conservative Growth Fund	161,313,286	151,197,710	147,269,239	158,575,202

Spectrum Growth Fund	15,815,146	171,580,957	12,221,676	171,863,188

Spectrum Income Allocation Fund	191,448,471	25,719,496	177,608,951	52,818,959

Spectrum Moderate Growth Fund	109,828,134	277,588,482	96,890,982	296,099,278

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2020, the following Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Fund’s futures contracts during the six months ended November 30, 2020 was as follows:

	Average notional balance

	Long futures	Short futures

Spectrum Aggressive Growth Fund	$31,924,458	$43,297,390

Spectrum Conservative Growth Fund	25,266,592	29,749,344

Spectrum Growth Fund	22,892,213	30,755,406

Spectrum Income Allocation Fund	19,400,198	20,241,025

Spectrum Moderate Growth Fund	46,356,740	57,277,922
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined following tables.

The fair value of derivative instruments as of November 30, 2020 by primary risk type was as follows for Spectrum Aggressive Growth Fund:

	Asset derivatives			Liability derivatives

	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value

Equity risk	Unrealized gains on futures contracts	$1,103,295	*	Unrealized losses on futures contracts	$363,448	*

Foreign currency risk	Unrealized gains on futures contracts	64,973	*	Unrealized losses on futures contracts	0	*

Interest rate risk	Unrealized gains on futures contracts	69,576	*	Unrealized losses on futures contracts	0	*

		$1,237,844			$363,448

*

Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2020 is reported separately on the Statement of Assets and Liabilities.

Wells Fargo Multi-Asset Funds  |  59

Notes to financial statements (unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2020 was as follows:

	Realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$(3,925,695)	$597,993

Foreign currency risk	80,268	226,362

Interest rate risk	(167,260)	69,576

	$(4,012,687)	$893,931

The fair value of derivative instruments as of November 30, 2020 by primary risk type was as follows for Spectrum Conservative Growth Fund:

	Asset derivatives			Liability derivatives

	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value

Equity risk	Unrealized gains on futures contracts	$1,059,022	*	Unrealized losses on futures contracts	$327,027	*

Foreign currency risk	Unrealized gains on futures contracts	61,256	*	Unrealized losses on futures contracts	0	*

Interest rate risk	Unrealized gains on futures contracts	68,675	*	Unrealized losses on futures contracts	0	*

		$1,188,953			$327,027

*

Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2020 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2020 was as follows:

	Realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$3,041,512	$(2,589,305)

Interest rate risk	181,148	68,675

Foreign currency risk	(965,010)	229,514

	$2,257,650	$(2,291,116)

The fair value of derivative instruments as of November 30, 2020 by primary risk type was as follows for Spectrum Growth Fund:

	Asset derivatives			Liability derivatives

	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value

Equity risks	Unrealized gains on futures contracts	$783,723	*	Unrealized losses on futures contracts	$251,043	*

Interest rate risk	Unrealized gains on futures contracts	50,081	*	Unrealized losses on futures contracts	0	*

Foreign currency risk	Unrealized gains on futures contracts	45,629	*	Unrealized losses on futures contracts	0	*

		$879,433			$251,043

*

Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2020 is reported separately on the Statement of Assets and Liabilities.

60  |  Wells Fargo Multi-Asset Funds

Notes to financial statements (unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2020 was as follows:

	Realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$848,971	$(1,754,565)

Foreign currency risk	(679,392)	163,237

Interest rate risk	135,557	50,081

	$305,136	$(1,541,247)

The fair value of derivative instruments as of November 30, 2020 by primary risk type was as follows for Spectrum Income Allocation Fund:

	Asset derivatives			Liability derivatives

	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value

Equity risk	Unrealized gains on futures contracts	$656,668	*	Unrealized losses on futures contracts	$198,661	*

Foreign currency risk	Unrealized gains on futures contracts	37,309	*	Unrealized losses on futures contracts	0	*

Interest rate risk	Unrealized gains on futures contracts	42,885	*	Unrealized losses on futures contracts	0	*

		$736,862			$198,661

*

Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2020 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2020 was as follows:

	Realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$2,472,509	$(1,637,122)

Interest rate risk	109,371	42,885

Foreign currency risk	(606,600)	142,988

	$1,975,280	$(1,451,249)

The fair value of derivative instruments as of November 30, 2020 by primary risk type was as follows for Spectrum Moderate Growth Fund:

	Asset derivatives			Liability derivatives

	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value

Equity risk	Unrealized gains on futures contracts	$1,498,066	*	Unrealized losses on futures contracts	$470,967	*

Foreign currency risk	Unrealized gains on futures contracts	87,108	*	Unrealized losses on futures contracts	0	*

Interest rate risk	Unrealized gains on futures contracts	96,266	*	Unrealized losses on futures contracts	0	*

		$1,681,440			$470,967

*

Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2020 is reported separately on the Statement of Assets and Liabilities.

Wells Fargo Multi-Asset Funds  |  61

Notes to financial statements (unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2020 was as follows:

	Realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$1,010,182	$(3,303,970)

Interest rate risk	263,843	96,266

Foreign currency risk	(1,350,043)	321,641

	$(76,018)	$(2,886,063)

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2020, there were no borrowings by each Fund under the agreement.

8. INDEMNIFICATION

Under the Funds’ organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

62  |  Wells Fargo Multi-Asset Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Multi-Asset Funds  |  63

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

64  |  Wells Fargo Multi-Asset Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Multi-Asset Funds  |  65

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

[1]	Jeremy DePalma acts as Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

66  |  Wells Fargo Multi-Asset Funds

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2021 Wells Fargo & Company. All rights reserved.

PAR-1220-00738 01-20

SWBP/SAR102 11-20

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	January 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	January 27, 2021

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	January 27, 2021

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer
Date:	January 27, 2021